UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number            811-06719

                                           Sterling Capital Funds

(Exact name of registrant as specified in charter)

3605 Glenwood Avenue, Suite 100

                             Raleigh, NC 27612

(Address of principal executive offices) (Zip code)

James T. Gillespie, President

Sterling Capital Funds

3605 Glenwood Avenue, Suite 100

                             Raleigh, NC 27612

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 228-1872

Date of fiscal year end: September 30

Date of reporting period:  March 31, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

STERLING
CAPITAL FUNDS
SEMI-ANNUAL REPORT | MARCH 31, 2017
May lose value • Not FDIC insured • Not insured by any government agency • Not guaranteed by the bank • Not a deposit

Notice of Privacy Policy & Practices

Sterling Capital Funds provide this notice to you so that you will know what kinds of information we collect about shareholders1, prospective investors, and individuals (such as beneficiaries), and the circumstances in which that information may be disclosed to third parties who are not affiliated with Sterling Capital Funds.

Collection of Personal Information

We collect nonpublic personal information about you from the following sources:

●	Account Applications and other forms, which may include your name, address, social security number, and information about your investment goals and risk tolerance;

●	Account History, including information about the transactions and balances in your account(s);

●	Correspondence, written, telephonic or electronic between you and Sterling Capital Funds or service providers working on behalf of Sterling Capital Funds;

●	Online, your name and e-mail address if you provide them; and

●	Third Parties, such as your financial intermediary in connection with your transactions, or third-party data services used to verify or update personal information that you provide.

To comply with federal regulations, information we receive from you or a third party will be used to verify your identity.

Disclosure of Personal Information

We may disclose your personal information as permitted by law to third parties who are not affiliated with the Sterling Capital Funds, including:

●	in connection with legal proceedings, such as responding to a subpoena;

●

to service providers who maintain or service shareholder accounts for Sterling Capital Funds or to a shareholder’s broker or agent; or to companies that mail account-related materials, such as shareholder reports; and

●	to perform marketing services on our behalf, or pursuant to a joint marketing agreement with another financial institution.

Safeguarding of Personal Information

Sterling Capital Funds employs policies, practices and procedures for safeguarding your personal information that we believe comply with applicable law, however no security measures are perfect or impenetrable.

We request that all service providers to Sterling Capital Funds:

●	maintain policies and procedures designed to assure only appropriate access to, and use of your personal information; and

●	maintain physical, electronic and procedural safeguards that comply with applicable legal standards to guard your nonpublic personal information.

When information is shared with third parties, they are not permitted to use the information for any purpose other than to assist our servicing of your account(s), including helping us improve the services we offer.

1 For purposes of this notice, the terms “shareholder” or “shareholders” includes both individual shareholders (both current and former) of the Sterling Capital Funds and individuals (such as beneficiaries, for example) whose nonpublic personal information is provided to the Sterling Capital Funds, even though they do not invest in Sterling Capital Funds shares.

(This page has been left blank intentionally.)

Letter from the President and the Investment Advisor

Dear Shareholders:

We are pleased to present this Sterling Capital Funds semiannual report covering the 6 months between October 1, 2016, and March 31, 2017.

Equity markets achieved record highs and steady gains amid a period of political upheaval. The six-month period under review began with a steady decline in stocks that lasted for several weeks in the lead up to the U.S. Presidential elections in early November 2016. Stocks rebounded with the surprise election of President Trump, which led to a rally that lasted several months. Stocks reversed course in early March 2017 and declined for most of the final month of the period. However, those declines did little to erase the strong gains for the full six-month period. International equities also delivered robust returns during the period, although generally trailing U.S. stocks.

The rise of Donald Trump to the presidency sent shock waves through the global economy. While the long-term effects of his administration’s policies remain to be seen, expectations that the new president would pursue tax reform, reduce regulations and fulfill other business-friendly campaign promises had an immediate and positive impact on equity markets. The rally lost steam in March 2017 on softer economic data, and as Republican attempts at health care reform floundered, it became clear that the policies promised by President Trump might not be achieved quickly or easily.

Despite modest economic growth, consumer confidence hit a 16-year high in March 2017, business confidence climbed steeply, and home prices rose to levels last seen during the housing boom in 2006. Corporate balance sheets appeared relatively healthy although they showed signs of high levels of financial leverage.

The unemployment rate hit a nine-year low of 4.6% in November before falling by another tenth of a percentage point by the end of the period. The positive employment data was somewhat overshadowed by a decrease in hiring in March, but the labor participation rate rose slightly late in the period and wage growth continued at a slow pace.

The U.S. economy grew at a relatively slow pace. U.S. GDP increased at an annualized rate of 2.1% in the final quarter of 2016. Projections for the first quarter of 2017 suggest an even slower growth rate, as retail sales dragged and productivity remained lackluster in the initial months of 2017.

The S&P 500® Index1 (S&P 500) gained 10.12% during the six months under review. In a break with the trend of recent years, small-cap stocks outperformed larger shares. The Russell 2000® Index2 of small-cap stocks gained 11.52%. Financial stocks generally outperformed other sectors for the period under review, while technology companies also posted noteworthy returns.

The U.S. dollar gained strength during the period, although it pulled back significantly during the first quarter of 2017 following a late 2016 rally. Inflation remained low but began to rise in the face of a tight labor market and rising commodity prices. Oil prices rose modestly.

The global economy also produced strong economic data and robust equity returns throughout the period. Manufacturing activity picked up in many key economies, including China and the eurozone. Emerging markets benefited from rising commodity prices and an increase in industrial activity throughout the world. A lack of immediate follow-through from the Trump administration on its commitment to protectionist policies also helped boost international markets.

For several years, U.S. equities have generally outperformed non-U.S. equities as international markets have been plagued by declining growth, recurring debt problems and political uncertainty. Although these problems receded in many countries during the period under review, major U.S. stock indices continued to outpace their international counterparts. Emerging market stocks generally outperformed developed markets, boosted by rising commodity prices.

The Federal Reserve raised the funds target rate twice during the period, lifting it to its highest level since the financial crisis of 2008. Many indices of U.S. fixed-income gained during the six-month period, despite the more challenging environment posed by rising interest rates. High yield corporate bonds performed especially well, while investment grade credit spreads narrowed during the period. The yield curve flattened as short-term rates drifted marginally higher and long-term rates declined.

We will continue to monitor the evolving economic and market climate, and will manage the Sterling Capital Funds accordingly.

Thank you for your confidence in Sterling Capital Management. We look forward to serving your investment needs during the months and years ahead, and we encourage you to call us at 1-800-228-1872 with any questions.

Sincerely,

James T. Gillespie

President

Sterling Capital Funds

Jeffrey J. Schappe, CFA

Managing Director-Chief Market Strategist

Sterling Capital Management LLC

[1]

“S&P 500® ” is a registered service mark of Standard & Poor’s Corporation, which does not sponsor and is in no way affiliated with the Sterling Capital Funds. The S&P 500® Index is generally considered to be representative of the performance of the stock market as a whole. The index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. A Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an index, although they can invest in its underlying securities.

[2]

“Russell 2000® ” is a registered service mark of FTSE Russell, which does not sponsor and is in no way affiliated with the Sterling Capital Funds. The Russell 2000® Index is a small-cap market index of the bottom 2,000 stocks in the Russell 3000® Index. The index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. A Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Past performance does not guarantee future results. Mutual fund investing involves risk including the possible loss of principal.

This report is authorized for distribution only when preceded or accompanied by a prospectus. Please read the prospectus carefully before investing or sending money. Sterling Capital Management LLC (“Sterling Capital”) serves as investment advisor to the Sterling Capital Funds (each a “Fund” and collectively, the “Funds”) and is paid a fee for its services. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, Branch Banking and Trust Company or its affiliates. The Funds are not insured by the FDIC or any other government agency. The Funds currently are distributed by Sterling Capital Distributors, LLC. The distributor is not affiliated with Branch Banking and Trust Company or its affiliates.

The foregoing information and opinions are for general information only. Sterling Capital does not guarantee their accuracy or completeness, nor assume liability for any loss, which may result from the reliance by any person upon any such information or opinions. Such information and opinions are subject to change without notice, are for general information only and are not intended as an offer or solicitation with respect to the purchase or sale of any security or as offering individual or personalized investment advice.

1

Sterling Capital Funds

Summary of Portfolio Holdings (Unaudited)

Sterling Capital Funds invested, as a percentage of net assets, in the following industries, countries, states, funds or security types, as of March 31, 2017:

Sterling Capital Behavioral Large Cap Value Equity Fund	Percentage of net assets
Automobiles & Components	2.0%
Banks	13.4%
Capital Goods	8.1%
Consumer Services	0.4%
Diversified Financials	9.0%
Energy	11.1%
Food & Staples Retailing	0.5%
Food, Beverage& Tobacco	3.0%
Health Care Equipment & Services	4.0%
Household & Personal Products	1.8%
Insurance	4.1%
Materials	2.7%
Media	1.6%
Pharmaceuticals, Biotechnology & Life Sciences	7.7%
Real Estate	3.6%
Retailing	0.5%
Semiconductors & Semiconductor Equipment	4.1%
Software & Services	3.8%
Technology Hardware & Equipment	5.3%
Telecommunication Services	2.6%
Transportation	3.4%
Utilities	5.2%
Exchange Traded Fund	1.2%
Money Market Fund	0.7%

99.8%

Sterling Capital Mid Value Fund	Percentage of net assets
Automobiles & Components	3.5%
Capital Goods	7.9%
Commercial & Professional Services	0.4%
Consumer Durables & Apparel	1.0%
Diversified Financials	16.1%
Energy	1.9%
Health Care Equipment & Services	9.0%
Insurance	13.2%
Materials	5.1%
Media	9.3%
Real Estate	7.6%
Retailing	2.1%
Software & Services	11.7%
Technology Hardware & Equipment	6.6%
Transportation	0.5%
Money Market Fund	3.5%

99.4%

Sterling Capital Behavioral Small Cap Value Equity Fund	Percentage of net assets
Automobiles & Components	2.4%
Banks	21.1%
Capital Goods	9.1%
Commercial & Professional Services	2.4%
Consumer Services	3.2%
Diversified Financials	9.3%
Energy	4.5%
Food & Staples Retailing	0.5%
Food, Beverage & Tobacco	2.3%
Health Care Equipment & Services	3.8%
Household & Personal Products	0.9%
Insurance	8.9%
Materials	4.7%
Media	0.4%
Pharmaceuticals, Biotechnology & Life Sciences	1.1%
Real Estate	1.8%
Retailing	2.8%
Semiconductors & Semiconductor Equipment	1.6%
Software & Services	0.6%
Technology Hardware & Equipment	8.0%
Telecommunication Services	0.4%
Transportation	2.1%
Utilities	5.8%
Money Market Fund	2.0%

99.7%

Sterling Capital Special Opportunities Fund	Percentage of net assets
Automobiles & Components	6.2%
Commercial & Professional Services	7.0%
Consumer Durables & Apparel	4.6%
Consumer Services	3.6%
Diversified Financials	3.1%
Health Care Equipment & Services	15.5%
Media	14.3%
Pharmaceuticals, Biotechnology & Life Sciences	7.9%
Real Estate	5.4%
Software & Services	21.6%
Technology Hardware & Equipment	4.3%
Money Market Fund	6.4%

99.9%

Sterling Capital Equity Income Fund	Percentage of net assets
Automobiles & Components	3.0%
Banks	3.6%
Capital Goods	3.4%
Commercial & Professional Services	3.1%
Consumer Durables & Apparel	2.2%
Consumer Services	1.7%
Diversified Financials	6.7%
Energy	4.8%
Food & Staples Retailing	0.9%
Food, Beverage & Tobacco	3.9%
Health Care Equipment & Services	8.2%
Household & Personal Products	3.1%
Materials	1.9%
Media	6.4%
Pharmaceuticals, Biotechnology & Life Sciences	15.9%
Real Estate	3.7%
Semiconductors & Semiconductor Equipment	7.8%
Software & Services	10.2%
Telecommunication Services	4.3%
Transportation	3.6%
Money Market Fund	1.4%

99.8%

Sterling Capital Funds
Summary of Portfolio Holdings (Unaudited)

Sterling Capital Long/Short Equity Fund	Long-Term Investment Percentage of net assets
Banks	4.9%
Consumer Durables & Apparel	0.7%
Consumer Services	6.7%
Diversified Financials	9.6%
Energy	14.6%
Food & Staples Retailing	0.4%
Food, Beverage& Tobacco	3.0%
Health Care Equipment & Services	7.3%
Household & Personal Products	0.7%
Insurance	2.5%
Materials	0.3%
Media	0.7%
Pharmaceuticals, Biotechnology & Life Sciences	10.0%
Real Estate	0.9%
Retailing	1.6%
Software & Services	9.2%
Technology Hardware & Equipment	7.1%
Telecommunication Services	4.4%
Transportation	0.4%
Money Market Fund	11.5%

96.5%

Sterling Capital Long/Short Equity Fund	Investments Sold Short Percentage of net assets
Automobiles & Components	(2.2)%
Banks	(5.0)%
Capital Goods	(0.3)%
Consumer Durables& Apparel	(1.9)%
Consumer Services	(3.2)%
Diversified Financials	(1.2)%
Energy	(1.8)%
Exchange Traded Funds	(13.7)%
Food & Staples Retailing	(0.2)%
Food, Beverage& Tobacco	(0.4)%
Health Care Equipment & Services	(2.1)%
Materials	(0.3)%
Pharmaceuticals, Biotechnology & Life Sciences	(3.9)%
Real Estate	(0.3)%
Retailing	(1.2)%
Software & Services	(3.0)%
Technology Hardware & Equipment	(0.3)%

(41.0)%

Sterling Capital Behavioral International Equity Fund	Percentage of net assets
Australia	9.6%
Austria	1.1%
Denmark	0.9%
Finland	0.8%
France	9.0%
Germany	7.4%
HongKong	5.1%
Ireland	1.0%
Israel	1.6%
Italy	3.1%
Japan	23.4%
Netherlands	2.1%
Norway	1.0%
Singapore	1.9%
Spain	4.7%
Sweden	0.8%
Switzerland	9.5%
United Kingdom	15.5%
Money Market Fund	0.8%

99.3%

Sterling Capital SMID Opportunities Fund	Percentage of net assets
Automobiles & Components	3.5%
Commercial & Professional Services	3.4%
Consumer Durables & Apparel	7.7%
Consumer Services	10.2%
Energy	3.0%
Food, Beverage & Tobacco	4.0%
Health Care Equipment & Services	19.1%
Materials	7.2%
Pharmaceuticals, Biotechnology & Life Sciences	3.1%
Real Estate	6.8%
Retailing	2.8%
Software & Services	17.0%
Technology Hardware & Equipment	2.4%
Transportation	2.7%
Money Market Fund	8.0%

100.9%

Sterling Capital Stratton Mid Cap Value Fund	Percentage of net assets
Automobiles & Components	2.8%
Banks	7.9%
Capital Goods	7.9%
Consumer Durables & Apparel	4.4%
Consumer Services	1.8%
Diversified Financials	3.3%
Energy	8.1%
Food & Staples Retailing	2.1%
Food, Beverage & Tobacco	3.4%
Health Care Equipment & Services	4.2%
Household & Personal Products	1.3%
Insurance	5.5%
Materials	8.0%
Pharmaceuticals, Biotechnology & Life Sciences	5.7%
Real Estate	10.9%
Semiconductors & Semiconductor Equipment	3.8%
Software & Services	6.1%
Technology Hardware & Equipment	6.3%
Utilities	3.5%
Money Market Fund	3.0%

100.0%

Sterling Capital Stratton Real Estate Fund	Percentage of net assets
Diversified	3.9%
HealthCare	9.8%
Hotel Resort	6.1%
Industrial	4.6%
Office	14.6%
Residential	15.8%
Retail	19.6%
Specialized	23.6%
Money Market Fund	2.3%

100.3%

Sterling Capital Funds
Summary of Portfolio Holdings (Unaudited)

Sterling Capital Stratton Small Cap Value Fund	Percentage of net assets
Automobiles & Components	4.0%
Banks	21.9%
Capital Goods.	12.7%
Consumer Services	1.4%
Diversified Financials	1.5%
Energy	3.3%
Food & Staples Retailing	2.5%
Health Care Equipment & Services	2.6%
Insurance	3.6%
Materials	3.6%
Pharmaceuticals, Biotechnology & Life Sciences	2.4%
Real Estate	9.0%
Retailing	1.0%
Semiconductors & Semiconductor Equipment	4.0%
Software & Services	8.2%
Technology Hardware & Equipment	5.9%
Transportation	1.9%
Utilities.	6.9%
Money Market Fund	3.3%

99.7%

Sterling Capital Ultra Short Bond Fund	Percentage of net assets
Asset Backed Securities	20.4%
Collateralized Mortgage Obligations	0.0%
Commercial Mortgage-Backed Securities	11.3%
Corporate Bonds	66.0%
Municipal Bonds	1.5%
Money Market Fund	0.5%

99.7%

Sterling Capital Short Duration Bond Fund	Percentage of net assets
Asset Backed Securities	16.2%
Collateralized Mortgage Obligations	0.9%
Commercial Mortgage-Backed Securities	10.3%
Corporate Bonds	64.5%
Municipal Bonds	1.7%
Preferred Stocks	1.1%
U.S. Treasury Note	4.1%
Money Market Fund	0.7%

99.5%

Sterling Capital Intermediate U.S. Government Fund	Percentage of net assets
Asset Backed Securities	1.3%
Collateralized Mortgage Obligations	4.0%
Commercial Mortgage-Backed Securities	4.4%
Corporate Bonds	10.9%
Mortgage-Backed Securities	9.4%
Municipal Bonds	3.7%
U.S. Government Agencies	29.4%
U.S. Treasury Notes	36.9%
Money Market Fund	1.7%

101.7%

Sterling Capital Total Return Bond Fund	Percentage of net assets
Asset Backed Securities	13.5%
Collateralized Mortgage Obligations	6.5%
Commercial Mortgage-Backed Securities	15.4%
Corporate Bonds	38.2%
Mortgage-Backed Securities	9.2%
Municipal Bonds	7.9%
Preferred Stocks	0.4%
U.S. Treasury Bonds	3.1%
U.S. Treasury Notes	4.1%
Money Market Fund	1.6%

99.9%

Sterling Capital Corporate Fund	Percentage of net assets
Corporate Bonds	96.9%
Preferred Stocks	0.5%
Money Market Fund	2.3%

99.7%

Sterling Capital Securitized Opportunities Fund	Percentage of net assets
Asset Backed Securities	22.2%
Collateralized Mortgage Obligations	20.8%
Commercial Mortgage-Backed Securities	22.9%
Corporate Bonds	0.8%
Mortgage-Backed Securities	30.1%
U.S. Treasury Bonds	1.1%
U.S. Treasury Notes	1.0%
Money Market Fund	1.3%

100.2%

Sterling Capital Kentucky Intermediate Tax-Free Fund	Percentage of net assets
Kentucky Municipal Bonds	94.9%
Money Market Fund	7.0%

101.9%

Sterling Capital Maryland Intermediate Tax-Free Fund	Percentage of net assets
Maryland Municipal Bonds	96.2%
Money Market Fund	2.9%

99.1%

Sterling Capital North Carolina Intermediate Tax-Free Fund	Percentage of net assets
North Carolina Municipal Bonds	97.6%
Money Market Fund	0.9%

98.5%

Sterling Capital South Carolina Intermediate Tax-Free Fund	Percentage of net assets
South Carolina Municipal Bonds	97.6%
Money Market Fund	3.2%

100.8%

Sterling Capital Virginia Intermediate Tax-Free Fund	Percentage of net assets
District of Columbia Municipal Bonds	1.8%
Virginia Municipal Bonds	95.9%
Money Market Fund	1.5%

99.2%

Sterling Capital Funds
Summary of Portfolio Holdings (Unaudited)

Sterling Capital West Virginia Intermediate Tax-Free Fund	Percentage of net assets
West Virginia Municipal Bonds	97.7%
Money Market Fund	1.2%

98.9%

Sterling Capital Diversified Income Fund	Percentage of net assets
Equity Funds	34.9%
Fixed Income Fund	63.0%
Money Market Fund	1.8%

99.7%

Sterling Capital Strategic Allocation Balanced Fund	Percentage of net assets
Equity Funds	65.8%
Fixed Income Fund	32.1%
Money Market Fund	2.0%

99.9%

Sterling Capital Strategic Allocation Growth Fund	Percentage of net assets
Equity Funds	82.8%
Fixed Income Fund	16.9%
Money Market Fund	0.4%

100.1%

Sterling Capital Funds
Expense Example (Unaudited)

As a shareholder of the Sterling Capital Funds (each, a “Fund” and collectively, the “Funds”), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.

These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2016 through March 31, 2017.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 10/1/16	Ending Account Value 3/31/17	Expenses Paid During Period* 10/1/16 - 3/31/17	Annualized Expense Ratio During Period 10/1/16 - 3/31/17
Sterling Capital Behavioral Large Cap Value Equity Fund
Class A Shares	$1,000.00	$1,111.47	$4.69	0.89%
Class B Shares	1,000.00	1,107.82	8.62	1.64%
Class C Shares	1,000.00	1,107.40	8.62	1.64%
Institutional Shares	1,000.00	1,112.71	3.37	0.64%
Sterling Capital Mid Value Fund
Class A Shares	1,000.00	1,143.76	6.15	1.15%
Class B Shares	1,000.00	1,138.77	10.13	1.90%
Class C Shares	1,000.00	1,138.96	10.13	1.90%
Institutional Shares	1,000.00	1,145.15	4.81	0.90%
Class R Shares	1,000.00	1,142.24	7.37	1.38%
Sterling Capital Behavioral Small Cap Value Equity Fund
Class A Shares	1,000.00	1,153.01	5.64	1.05%
Class B Shares	1,000.00	1,148.82	9.64	1.80%
Class C Shares	1,000.00	1,148.58	9.64	1.80%
Institutional Shares	1,000.00	1,153.89	4.30	0.80%
Class R Shares	1,000.00	1,152.17	6.87	1.28%
Sterling Capital Special Opportunities Fund
Class A Shares	1,000.00	1,105.33	5.88	1.12%
Class B Shares	1,000.00	1,101.31	9.74	1.86%
Class C Shares	1,000.00	1,101.20	9.80	1.87%
Institutional Shares	1,000.00	1,106.04	4.57	0.87%
Class R Shares	1,000.00	1,103.41	7.13	1.36%
Sterling Capital Equity Income Fund
Class A Shares	1,000.00	1,073.75	5.38	1.04%
Class B Shares	1,000.00	1,069.38	9.24	1.79%
Class C Shares	1,000.00	1,069.46	9.24	1.79%
Institutional Shares	1,000.00	1,074.87	4.09	0.79%
Class R Shares	1,000.00	1,072.76	6.67	1.29%
Sterling Capital Long/Short Equity Fund
Class A Shares	1,000.00	1,022.07	19.21	3.81%
Class C Shares	1,000.00	1,017.77	22.84	4.54%
Institutional Shares	1,000.00	1,023.04	17.85	3.54%
Sterling Capital Behavioral International Equity Fund
Class A Shares	1,000.00	1,081.95	4.78	0.92%
Class C Shares	1,000.00	1,078.12	8.65	1.67%
Institutional Shares.	1,000.00	1,083.41	3.48	0.67%
Sterling Capital SMID Opportunities Fund
Class A Shares	1,000.00	1,122.82	5.50	1.04%
Class C Shares	1,000.00	1,119.00	9.46	1.79%
Institutional Shares	1,000.00	1,124.35	4.18	0.79%
Sterling Capital Stratton Mid Cap Value Fund
Class A Shares	1,000.00	1,103.99	6.14	1.17%
Class C Shares	1,000.00	1,099.87	10.05	1.92%
Institutional Shares	1,000.00	1,105.34	4.83	0.92%
Sterling Capital Stratton Real Estate Fund
Class A Shares	1,000.00	981.69	5.19	1.05%
Class C Shares	1,000.00	977.93	8.88	1.80%
Institutional Shares	1,000.00	982.82	3.95	0.80%
Sterling Capital Stratton Small Cap Value Fund
Class A Shares	1,000.00	1,116.26	6.96	1.32%
Class C Shares	1,000.00	1,112.22	10.95	2.08%
Institutional Shares	1,000.00	1,117.73	5.65	1.07%

Sterling Capital Funds
Expense Example (Unaudited)

	Beginning Account Value 10/1/16	Ending Account Value 3/31/17	Expenses Paid During Period* 10/1/16 - 3/31/17	Annualized Expense Ratio During Period 10/1/16 - 3/31/17
Sterling Capital Ultra Short Bond Fund
Class A Shares	$1,000.00	$1,003.36	$3.35	0.67%
Institutional Shares	1,000.00	1,004.64	2.10	0.42%
Sterling Capital Short Duration Bond Fund
Class A Shares	1,000.00	1,000.36	3.54	0.71%
Class C Shares	1,000.00	996.61	7.27	1.46%
Institutional Shares	1,000.00	1,001.61	2.30	0.46%
Sterling Capital Intermediate U.S. Government Fund
Class A Shares	1,000.00	979.29	4.34	0.88%
Class B Shares	1,000.00	975.44	8.03	1.63%
Class C Shares	1,000.00	975.57	8.03	1.63%
Institutional Shares	1,000.00	980.54	3.11	0.63%
Sterling Capital Total Return Bond Fund
Class A Shares	1,000.00	983.60	3.56	0.72%
Class B Shares	1,000.00	979.83	7.26	1.47%
Class C Shares	1,000.00	979.06	7.25	1.47%
Institutional Shares	1,000.00	983.89	2.32	0.47%
Class R Shares	1,000.00	981.44	4.59	0.93%
Sterling Capital Corporate Fund
Class A Shares	1,000.00	996.69	4.53	0.91%
Class C Shares	1,000.00	992.94	8.25	1.66%
Institutional Shares	1,000.00	998.87	3.29	0.66%
Sterling Capital Securitized Opportunities Fund
Class A Shares	1,000.00	989.14	4.26	0.86%
Class C Shares	1,000.00	986.44	7.97	1.61%
Institutional Shares	1,000.00	992.38	3.03	0.61%
Sterling Capital Kentucky Intermediate Tax-Free Fund
Class A Shares	1,000.00	979.35	4.69	0.95%
Class C Shares	1,000.00	976.43	7.98	1.62%
Institutional Shares	1,000.00	980.52	3.41	0.69%
Sterling Capital Maryland Intermediate Tax-Free Fund
Class A Shares	1,000.00	980.54	4.30	0.87%
Class C Shares	1,000.00	977.77	7.99	1.62%
Institutional Shares	1,000.00	981.82	3.06	0.62%
Sterling Capital North Carolina Intermediate Tax-Free Fund
Class A Shares	1,000.00	978.19	3.95	0.80%
Class C Shares	1,000.00	974.49	7.63	1.55%
Institutional Shares	1,000.00	979.40	2.71	0.55%
Sterling Capital South Carolina Intermediate Tax-Free Fund
Class A Shares	1,000.00	980.45	4.00	0.81%
Class C Shares	1,000.00	975.90	7.73	1.57%
Institutional Shares	1,000.00	981.48	2.77	0.56%
Sterling Capital Virginia Intermediate Tax-Free Fund
Class A Shares	1,000.00	977.09	3.99	0.81%
Class C Shares	1,000.00	973.43	7.68	1.56%
Institutional Shares	1,000.00	978.31	2.76	0.56%
Sterling Capital West Virginia Intermediate Tax-Free Fund
Class A Shares	1,000.00	982.41	4.00	0.81%
Class C Shares	1,000.00	978.73	7.70	1.56%
Institutional Shares	1,000.00	983.65	2.77	0.56%
Sterling Capital Diversified Income Fund
Class A Shares	1,000.00	1,011.82	3.81	0.76%
Class B Shares	1,000.00	1,009.18	7.56	1.51%
Class C Shares	1,000.00	1,009.24	7.56	1.51%
Institutional Shares	1,000.00	1,013.85	2.56	0.51%
Sterling Capital Strategic Allocation Balanced Fund
Class A Shares	1,000.00	1,042.71	2.09	0.41%
Class B Shares	1,000.00	1,039.10	5.90	1.16%
Class C Shares	1,000.00	1,037.93	5.89	1.16%
Institutional Shares	1,000.00	1,043.69	0.82	0.16%
Sterling Capital Strategic Allocation Growth Fund
Class A Shares	1,000.00	1,057.71	2.26	0.44%
Class B Shares	1,000.00	1,052.94	6.09	1.19%
Class C Shares	1,000.00	1,053.51	6.09	1.19%
Institutional Shares	1,000.00	1,058.86	0.98	0.19%

*	Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by 182 days divided by 365 (to reflect the six month period).

Sterling Capital Funds
Expense Example (Unaudited)

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the year. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/16	Ending Account Value 3/31/17	Expenses Paid During Period* 10/1/16 - 3/31/17	Annualized Expense Ratio During Period 10/1/16 - 3/31/17
Sterling Capital Behavioral Large Cap Value Equity Fund
Class A Shares	$1,000.00	$1,020.49	$4.48	0.89%
Class B Shares	1,000.00	1,016.75	8.25	1.64%
Class C Shares	1,000.00	1,016.75	8.25	1.64%
Institutional Shares	1,000.00	1,021.74	3.23	0.64%
Sterling Capital Mid Value Fund
Class A Shares	1,000.00	1,019.20	5.79	1.15%
Class B Shares	1,000.00	1,015.46	9.55	1.90%
Class C Shares	1,000.00	1,015.46	9.55	1.90%
Institutional Shares	1,000.00	1,020.44	4.53	0.90%
Class R Shares	1,000.00	1,018.05	6.94	1.38%
Sterling Capital Behavioral Small Cap Value Equity Fund
Class A Shares	1,000.00	1,019.70	5.29	1.05%
Class B Shares	1,000.00	1,015.96	9.05	1.80%
Class C Shares	1,000.00	1,015.96	9.05	1.80%
Institutional Shares	1,000.00	1,020.94	4.03	0.80%
Class R Shares	1,000.00	1,018.55	6.44	1.28%
Sterling Capital Special Opportunities Fund
Class A Shares	1,000.00	1,019.35	5.64	1.12%
Class B Shares	1,000.00	1,015.66	9.35	1.86%
Class C Shares	1,000.00	1,015.61	9.40	1.87%
Institutional Shares	1,000.00	1,020.59	4.38	0.87%
Class R Shares	1,000.00	1,018.15	6.84	1.36%
Sterling Capital Equity Income Fund
Class A Shares	1,000.00	1,019.75	5.24	1.04%
Class B Shares	1,000.00	1,016.01	9.00	1.79%
Class C Shares	1,000.00	1,016.01	9.00	1.79%
Institutional Shares	1,000.00	1,020.99	3.98	0.79%
Class R Shares	1,000.00	1,018.50	6.49	1.29%
Sterling Capital Long/Short Equity Fund
Class A Shares	1,000.00	1,005.93	19.05	3.81%
Class C Shares	1,000.00	1,002.29	22.66	4.54%
Institutional Shares	1,000.00	1,007.28	17.72	3.54%
Sterling Capital Behavioral International Equity Fund
Class A Shares	1,000.00	1,020.34	4.63	0.92%
Class C Shares	1,000.00	1,016.60	8.40	1.67%
Institutional Shares	1,000.00	1,021.59	3.38	0.67%
Sterling Capital SMID Opportunities Fund
Class A Shares	1,000.00	1,019.75	5.24	1.04%
Class C Shares	1,000.00	1,016.01	9.00	1.79%
Institutional Shares	1,000.00	1,020.99	3.98	0.79%
Sterling Capital Stratton Mid Cap Value Fund
Class A Shares	1,000.00	1,019.10	5.89	1.17%
Class C Shares	1,000.00	1,015.36	9.65	1.92%
Institutional Shares	1,000.00	1,020.34	4.63	0.92%
Sterling Capital Stratton Real Estate Fund
Class A Shares	1,000.00	1,019.70	5.29	1.05%
Class C Shares	1,000.00	1,015.96	9.05	1.80%
Institutional Shares	1,000.00	1,020.94	4.03	0.80%
Sterling Capital Stratton Small Cap Value Fund
Class A Shares	1,000.00	1,018.35	6.64	1.32%
Class C Shares	1,000.00	1,014.56	10.45	2.08%
Institutional Shares	1,000.00	1,019.60	5.39	1.07%

Sterling Capital Funds
Expense Example (Unaudited)

	Beginning Account Value 10/1/16	Ending Account Value 3/31/17	Expenses Paid During Period* 10/1/16 - 3/31/17	Annualized Expense Ratio During Period 10/1/16 - 3/31/17
Sterling Capital Ultra Short Bond Fund
Class A Shares	$1,000.00	$1,021.59	$3.38	0.67%
Institutional Shares	1,000.00	1,022.84	2.12	0.42%
Sterling Capital Short Duration Bond Fund
Class A Shares	1,000.00	1,021.39	3.58	0.71%
Class C Shares	1,000.00	1,017.65	7.34	1.46%
Institutional Shares	1,000.00	1,022.64	2.32	0.46%
Sterling Capital Intermediate U.S. Government Fund
Class A Shares	1,000.00	1,020.54	4.43	0.88%
Class B Shares	1,000.00	1,016.80	8.20	1.63%
Class C Shares	1,000.00	1,016.80	8.20	1.63%
Institutional Shares	1,000.00	1,021.79	3.18	0.63%
Sterling Capital Total Return Bond Fund
Class A Shares	1,000.00	1,021.34	3.63	0.72%
Class B Shares	1,000.00	1,017.60	7.39	1.47%
Class C Shares	1,000.00	1,017.60	7.39	1.47%
Institutional Shares	1,000.00	1,022.59	2.37	0.47%
Class R Shares	1,000.00	1,020.29	4.68	0.93%
Sterling Capital Corporate Fund
Class A Shares	1,000.00	1,020.39	4.58	0.91%
Class C Shares	1,000.00	1,016.65	8.35	1.66%
Institutional Shares	1,000.00	1,021.64	3.33	0.66%
Sterling Capital Securitized Opportunities Fund
Class A Shares	1,000.00	1,020.64	4.33	0.86%
Class C Shares	1,000.00	1,016.90	8.10	1.61%
Institutional Shares	1,000.00	1,021.89	3.07	0.61%
Sterling Capital Kentucky Intermediate Tax-Free Fund
Class A Shares	1,000.00	1,020.19	4.78	0.95%
Class C Shares	1,000.00	1,016.85	8.15	1.62%
Institutional Shares	1,000.00	1,021.49	3.48	0.69%
Sterling Capital Maryland Intermediate Tax-Free Fund
Class A Shares	1,000.00	1,020.59	4.38	0.87%
Class C Shares	1,000.00	1,016.85	8.15	1.62%
Institutional Shares	1,000.00	1,021.84	3.13	0.62%
Sterling Capital North Carolina Intermediate Tax-Free Fund
Class A Shares	1,000.00	1,020.94	4.03	0.80%
Class C Shares	1,000.00	1,017.20	7.80	1.55%
Institutional Shares	1,000.00	1,022.19	2.77	0.55%
Sterling Capital South Carolina Intermediate Tax-Free Fund
Class A Shares	1,000.00	1,020.89	4.08	0.81%
Class C Shares	1,000.00	1,017.10	7.90	1.57%
Institutional Shares	1,000.00	1,022.14	2.82	0.56%
Sterling Capital Virginia Intermediate Tax-Free Fund
Class A Shares	1,000.00	1,020.89	4.08	0.81%
Class C Shares	1,000.00	1,017.15	7.85	1.56%
Institutional Shares	1,000.00	1,022.14	2.82	0.56%
Sterling Capital West Virginia Intermediate Tax-Free Fund
Class A Shares	1,000.00	1,020.89	4.08	0.81%
Class C Shares	1,000.00	1,017.15	7.85	1.56%
Institutional Shares	1,000.00	1,022.14	2.82	0.56%
Sterling Capital Diversified Income Fund
Class A Shares	1,000.00	1,021.14	3.83	0.76%
Class B Shares	1,000.00	1,017.40	7.59	1.51%
Class C Shares	1,000.00	1,017.40	7.59	1.51%
Institutional Shares	1,000.00	1,022.39	2.57	0.51%
Sterling Capital Strategic Allocation Balanced Fund
Class A Shares	1,000.00	1,022.89	2.07	0.41%
Class B Shares	1,000.00	1,019.15	5.84	1.16%
Class C Shares	1,000.00	1,019.15	5.84	1.16%
Institutional Shares	1,000.00	1,024.13	0.81	0.16%
Sterling Capital Strategic Allocation Growth Fund
Class A Shares	1,000.00	1,022.74	2.22	0.44%
Class B Shares	1,000.00	1,019.00	5.99	1.19%
Class C Shares	1,000.00	1,019.00	5.99	1.19%
Institutional Shares	1,000.00	1,023.98	0.96	0.19%

*	Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by 182 days divided by 365 (to reflect the six month period).

Sterling Capital Behavioral Large Cap Value Equity Fund
Schedule of Portfolio Investments
March 31, 2017 (Unaudited)

Shares		Fair Value
COMMON STOCKS — 97.9%

	Automobiles & Components — 2.0%
129,650	General Motors Co.	$4,584,424
10,829	Lear Corp.	1,533,170

		6,117,594

	Banks — 13.4%
467,600	Bank of America Corp.	11,030,684
16,650	Cullen/Frost Bankers, Inc.	1,481,351
148,500	JPMorgan Chase & Co.	13,044,240
50,850	PNC Financial Services Group, Inc. (The)	6,114,204
96,800	SunTrust Banks, Inc.	5,353,040
56,050	Wells Fargo & Co.	3,119,743

		40,143,262

	Capital Goods — 8.1%
37,750	AECOM(a)	1,343,523
27,300	Boeing Co. (The)	4,828,278
35,800	Cummins, Inc.	5,412,960
75,400	EatonCorp. PLC	5,590,910
31,200	HD Supply Holdings, Inc.(a)	1,283,100
7,900	Huntington Ingalls Industries, Inc.	1,581,896
21,600	Owens Corning	1,325,592
22,450	Spirit AeroSystems Holdings, Inc., Class A	1,300,304
13,100	United Rentals, Inc.(a)	1,638,155

		24,304,718

	Consumer Services — 0.4%
53,650	International Game Technology PLC	1,271,505

	Diversified Financials — 9.0%
69,000	Discover Financial Services	4,718,910
8,600	Eaton Vance Corp.	386,656
23,200	Goldman Sachs Group, Inc. (The)	5,329,504
145,900	Morgan Stanley	6,250,356
65,350	State Street Corp.	5,202,513
142,150	Synchrony Financial	4,875,745

		26,763,684

	Energy — 11.1%
88,700	Baker Hughes, Inc.	5,306,034
251,650	Chesapeake Energy Corp.(a)	1,494,801
79,850	CONSOL Energy, Inc.(a)	1,339,883
123,750	Devon Energy Corp.	5,162,850
25,900	Halliburton Co.	1,274,539
107,550	Marathon Petroleum Corp.	5,435,577
88,400	Nabors Industries, Ltd.	1,155,388
33,800	National Oilwell Varco, Inc.	1,355,042
25,550	ONEOK, Inc.	1,416,492
55,350	Patterson-UTI Energy, Inc.	1,343,344
65,500	RPC, Inc.	1,199,305
42,800	TechnipFMC PLC(a)	1,391,000
81,575	Valero Energy Corp.	5,407,607

		33,281,862

	Food & Staples Retailing — 0.5%
19,100	Walgreens Boots Alliance, Inc.	1,586,255

	Food, Beverage & Tobacco — 3.0%
18,050	Bunge, Ltd.	1,430,643
11,800	Ingredion, Inc.	1,421,074
24,900	Pinnacle Foods, Inc.	1,440,963
76,800	Tyson Foods, Inc., Class A	4,739,328

		9,032,008

Shares		Fair Value
COMMON STOCKS — (continued)

	Health Care Equipment & Services — 4.0%
15,450	Aetna, Inc.	$1,970,647
58,150	HCA Holdings, Inc.(a)	5,174,769
28,800	UnitedHealth Group, Inc.	4,723,488

		11,868,904

	Household & Personal Products — 1.8%
30,350	Energizer Holdings, Inc.	1,692,013
13,800	Herbalife, Ltd.(a)	802,332
26,200	Nu Skin Enterprises, Inc., Class A	1,455,148
10,650	Spectrum Brands Holdings, Inc.	1,480,457

		5,429,950

	Insurance — 4.1%
31,950	CNA Financial Corp.	1,411,231
5,700	Everest Re Group, Ltd.	1,332,717
19,350	Lincoln National Corp.	1,266,457
24,850	Principal Financial Group, Inc.	1,568,283
53,000	Prudential Financial, Inc.	5,654,040
20,300	Unum Group	951,867

		12,184,595

	Materials — 2.7%
1,450	AdvanSix, Inc.(a)	39,614
31,200	Berry Plastics Group, Inc.(a)	1,515,384
54,200	LyondellBasell Industries NV, Class A	4,942,498
45,200	Steel Dynamics, Inc.	1,571,152

		8,068,648

	Media — 1.6%
69,850	CBS Corp., Class B	4,844,796

	Pharmaceuticals, Biotechnology & Life Sciences — 7.7%
24,100	AbbVie, Inc.	1,570,356
26,700	Amgen, Inc.	4,380,669
15,650	Biogen Inc.(a)	4,279,023
143,100	Merck & Co., Inc.	9,092,574
63,600	Mylan NV(a)	2,479,764
9,350	United Therapeutics Corp.(a)	1,265,803

		23,068,189

	Real Estate — 3.6%
15,500	Apple Hospitality REIT, Inc., REIT	296,050
48,450	Care Capital Properties, Inc., REIT	1,301,851
38,150	CBRE Group, Inc., Class A(a)	1,327,239
47,950	CoreCivic, Inc., REIT	1,506,589
71,500	Host Hotels & Resorts, Inc., REIT	1,334,190
18,050	Lamar Advertising Co., Class A, REIT	1,349,057
31,600	Outfront Media, Inc., REIT	838,980
31,400	RMR Group, Inc. (The), Class A	1,554,300
147,350	VEREIT, Inc., REIT	1,251,001

		10,759,257

	Retailing — 0.5%
30,900	Best Buy Co., Inc.	1,518,735

	Semiconductors & Semiconductor Equipment — 4.1%
133,900	Applied Materials, Inc.	5,208,710
21,600	Broadcom, Ltd.	4,729,536
75,350	Micron Technology, Inc.(a)	2,177,615

		12,115,861

Continued

Sterling Capital Behavioral Large Cap Value Equity Fund
Schedule of Portfolio Investments — (continued)
March 31, 2017 (Unaudited)

Shares		Fair Value
COMMON STOCKS — (continued)

	Software & Services — 3.8%
143,650	eBay, Inc.(a)	$4,822,331
86,200	First Data Corp., Class A(a)	1,336,100
54,850	VMware, Inc., Class A(a)	5,053,879

		11,212,310

	Technology Hardware & Equipment — 5.3%
48,000	Apple, Inc.	6,895,680
324,350	HP, Inc.	5,799,378
31,150	NetApp, Inc.	1,303,627
21,500	Western Digital Corp.	1,774,395

		15,773,080

	Telecommunication Services — 2.6%
187,400	AT&T, Inc.	7,786,470

	Transportation — 3.4%
15,750	Alaska Air Group, Inc.	1,452,465
15,050	Copa Holdings SA, Class A	1,689,363
31,650	Delta Air Lines, Inc.	1,454,634
1,850	Southwest Airlines Co.	99,456
75,550	United Continental Holdings, Inc.(a)	5,336,852

		10,032,770

	Utilities — 5.2%
145,700	Exelon Corp.	5,242,286
13,900	OGE Energy Corp.	486,222
113,500	Public Service Enterprise Group, Inc.	5,033,725
95,300	Southern Co. (The)	4,744,034

		15,506,267

	Total Common Stocks (Cost $256,141,205)	292,670,720

EXCHANGE TRADED FUND — 1.2%
30,000	iShares Russell 1000 Value ETF	3,448,200

	Total Exchange Traded Fund (Cost $3,384,501)	3,448,200

Shares		Fair Value
MONEY MARKET FUND — 0.7%
2,226,033	Federated Treasury Obligations Fund, Institutional Shares, 0.570%(b)	$2,226,033

	Total Money Market Fund (Cost $2,226,033)	2,226,033

Total Investments — 99.8% (Cost $261,751,739)		298,344,953
Net Other Assets (Liabilities) — 0.2%		515,322

NET ASSETS — 100.0%		$298,860,275

(a)	Represents non-income producing security.
(b)	Represents the current yield as of report date.

ETF — Exchange Traded Funds

REIT — Real Estate Investment Trust

See accompanying Notes to the Financial Statements.

Sterling Capital Mid Value Fund
Schedule of Portfolio Investments
March 31, 2017 (Unaudited)

Shares		Fair Value
COMMON STOCKS — 95.9%

	Automobiles & Components — 3.5%
1,112,275	Gentex Corp.	$23,724,826

	Capital Goods — 7.9%
420,450	Allison Transmission Holdings, Inc.	15,161,427
126,840	EnPro Industries, Inc.	9,025,934
208,050	Jacobs Engineering Group, Inc.	11,501,004
417,527	Sensata Technologies Holding NV(a)	18,233,404

		53,921,769

	Commercial & Professional Services — 0.4%
978,945	Civeo Corp.(a)	2,927,046

	Consumer Durables & Apparel — 1.0%
112,418	Deckers Outdoor Corp.(a)	6,714,727

	Diversified Financials — 16.1%
156,115	Affiliated Managers Group, Inc.	25,593,493
1,398,925	Annaly Capital Management, Inc., REIT	15,542,057
756,930	E*TRADE Financial Corp.(a)	26,409,288
1,166,750	Leucadia National Corp.	30,335,500
180,500	T. Rowe Price Group, Inc.	12,301,075

		110,181,413

	Energy — 1.9%
571,075	Noble Corp. PLC	3,534,954
1,132,800	Southwestern Energy Co.(a)	9,254,976

		12,789,930

	Health Care Equipment & Services — 9.0%
174,500	HCA Holdings, Inc.(a)	15,528,755
143,650	Laboratory Corp. of America Holdings(a)	20,609,465
204,625	Zimmer Biomet Holdings, Inc.	24,986,759

		61,124,979

	Insurance — 13.2%
316,750	Assured Guaranty, Ltd.	11,754,592
79,300	Enstar Group, Ltd.(a)	15,170,090
315,200	Lincoln National Corp.	20,629,840
18,350	Markel Corp.(a)	17,907,031
187,175	Willis Towers Watson PLC	24,499,336

		89,960,889

	Materials — 5.1%
967,748	Axalta Coating Systems, Ltd.(a)	31,161,486
263,325	Rayonier Advanced Materials, Inc.	3,541,721

		34,703,207

	Media — 9.3%
338,500	CBS Corp., Class B	23,478,360
1,336,675	News Corp., Class B.	18,045,112
184,275	Omnicom Group, Inc.	15,886,348
126,300	Viacom, Inc., Class B	5,888,106

		63,297,926

Shares		Fair Value
COMMON STOCKS — (continued)

	Real Estate — 7.6%
670,050	CBRE Group, Inc., Class A(a)	$23,311,040
361,450	Realogy Holdings Corp.	10,767,595
289,000	Ryman Hospitality Properties, Inc., REIT	17,868,870

		51,947,505

	Retailing — 2.1%
1,244,475	Ascena Retail Group, Inc.(a)	5,301,464
652,175	Chico’s FAS, Inc.	9,260,885

		14,562,349

	Software & Services — 11.7%
994,775	DHI Group, Inc.(a)	3,929,361
116,550	DST Systems, Inc.	14,277,375
713,175	eBay, Inc.(a)	23,941,285
206,600	Fidelity National Information Services, Inc.	16,449,492
56,260	MicroStrategy, Inc., Class A(a)	10,565,628
525,275	Western Union Co. (The)	10,689,346

		79,852,487

	Technology Hardware & Equipment — 6.6%
715,100	Knowles Corp.(a)	13,551,145
692,350	NCR Corp.(a)	31,626,548

		45,177,693

	Transportation — 0.5%
191,535	Hertz Global Holdings, Inc.(a)	3,359,524

	Total Common Stocks (Cost $517,687,475)	654,246,270

MONEY MARKET FUND — 3.5%
23,839,383	Federated Treasury Obligations Fund, Institutional Shares, 0.570%(b)	23,839,383

	Total Money Market Fund (Cost $23,839,383)	23,839,383

Total Investments — 99.4% (Cost $541,526,858)		678,085,653
Net Other Assets (Liabilities) — 0.6%		4,035,576

NET ASSETS — 100.0%.		$682,121,229

(a)	Represents non-income producing security.
(b)	Represents the current yield as of report date.

REIT — Real Estate Investment Trust

See accompanying Notes to the Financial Statements.

Sterling Capital Behavioral Small Cap Value Equity Fund
Schedule of Portfolio Investments
March 31, 2017 (Unaudited)

Shares		Fair Value
COMMON STOCKS — 97.6%

	Automobiles & Components — 2.4%
33,551	American Axle & Manufacturing Holdings, Inc.(a)	$630,088
27,702	Cooper Tire & Rubber Co.	1,228,584
9,584	Cooper-Standard Holding, Inc.(a)	1,063,153
6,678	Lear Corp.	945,471
32,926	Stoneridge, Inc.(a)	597,278
10,980	Tenneco, Inc.	685,371

		5,149,945

	Banks — 21.1%
19,467	1st Source Corp.	913,976
49,420	Banc of California, Inc.	1,022,994
2,275	BancFirst Corp.	204,522
19,393	BankUnited, Inc.	723,553
27,481	Berkshire Hills Bancorp, Inc.	990,690
29,500	BofI Holding, Inc.(a)	770,835
22,314	Camden National Corp.	982,708
35,481	Cathay General Bancorp	1,336,924
18,737	Community Trust Bancorp, Inc.	857,218
33,403	Customers Bancorp, Inc.(a)	1,053,197
29,444	Enterprise Financial Services Corp.	1,248,426
24,872	Essent Group, Ltd.(a)	899,620
21,910	FCB Financial Holdings, Inc., Class A(a)	1,085,641
19,750	Federal Agricultural Mortgage Corp., Class C	1,137,007
40,232	Fidelity Southern Corp.	900,392
24,131	Financial Institutions, Inc.	795,116
150,534	First BanCorp(a)	850,517
16,669	First Defiance Financial Corp.	825,282
39,234	First Horizon National Corp.	725,829
36,980	Flagstar Bancorp, Inc.(a)	1,042,466
30,766	Flushing Financial Corp.	826,682
71,755	Fulton Financial Corp.	1,280,827
26,612	Great Western Bancorp, Inc.	1,128,615
29,902	Hanmi Financial Corp.	919,487
19,699	Heartland Financial USA, Inc.	983,965
41,993	Hilltop Holdings, Inc.	1,153,548
33,807	HomeStreet, Inc.(a)	944,906
49,283	Hope Bancorp, Inc.	944,755
17,121	IBERIABANK Corp.	1,354,271
27,137	MainSource Financial Group, Inc.	893,621
150,834	MGIC Investment Corp.(a)	1,527,948
44,605	Nationstar Mortgage Holdings, Inc.(a)	702,975
73,022	OFG Bancorp	861,660
69,473	Old National Bancorp	1,205,356
52,851	Oritani Financial Corp.	898,467
45,571	PennyMac Financial Services, Inc., Class A(a)	776,986
20,063	Popular, Inc.	817,166
20,864	QCR Holdings, Inc.	883,590
91,304	Radian Group, Inc.	1,639,820
41,904	TCF Financial Corp.	713,206
23,983	TriCo Bancshares	852,116
102,559	TrustCo Bank Corp.	805,088
51,967	United Financial Bancorp, Inc.	883,959
30,095	Walker& Dunlop, Inc.(a)	1,254,660
42,521	Washington Federal, Inc.	1,407,445
20,749	Zions Bancorporation	871,458

		44,899,490

	Capital Goods — 9.1%
32,775	Aegion Corp.(a)	750,875
10,473	Argan, Inc.	692,789

Shares		Fair Value
COMMON STOCKS — (continued)

	Capital Goods — (continued)
26,385	Chart Industries, Inc.(a)	$921,892
14,989	EnerSys	1,183,232
23,701	Greenbrier Cos., Inc. (The)	1,021,513
78,579	Harsco Corp.(a)	1,001,882
4,692	Huntington Ingalls Industries, Inc.	939,526
10,609	Jacobs Engineering Group, Inc.	586,465
23,856	MYR Group, Inc.(a)	978,096
10,647	Oshkosh Corp.	730,278
13,015	Owens Corning	798,730
29,661	Quanta Services, Inc.(a)	1,100,720
31,291	Rush Enterprises, Inc., Class A(a)	1,035,106
12,065	Spirit AeroSystems Holdings, Inc., Class A	698,805
16,364	Timken Co. (The)	739,653
71,550	Titan International, Inc.	739,827
27,957	Trinity Industries, Inc.	742,258
36,138	Triton International Ltd.	931,999
7,657	United Rentals, Inc.(a)	957,508
10,211	Universal Forest Products, Inc.	1,006,192
56,687	Wabash National Corp.	1,172,854
9,788	Woodward, Inc.	664,801

		19,395,001

	Commercial & Professional Services — 2.4%
75,352	ACCO Brands Corp.(a)	990,879
69,801	Casella Waste Systems, Inc., Class A(a)	984,892
21,337	CRA International, Inc.	753,836
23,272	McGrath RentCorp	781,241
36,475	TrueBlue, Inc.(a)	997,591
25,447	West Corp.	621,416

		5,129,855

	Consumer Services — 3.2%
767	Boyd Gaming Corp.(a)	16,882
22,429	Cheesecake Factory Inc. (The)	1,421,101
35,601	DeVry Education Group, Inc.	1,262,055
42,950	Extended Stay America, Inc.	684,623
48,130	K12, Inc.(a)	921,690
52,381	Pinnacle Entertainment, Inc.(a)	1,022,477
58,965	Scientific Games Corp., Class A(a)	1,394,522

		6,723,350

	Diversified Financials — 9.3%
48,125	AG Mortgage Investment Trust, Inc., REIT	868,656
143,871	Anworth Mortgage Asset Corp., REIT	798,484
63,287	Ares Commercial Real Estate Corp., REIT	846,780
70,424	Capstead Mortgage Corp., REIT	742,269
41,513	Chimera Investment Corp., REIT	837,732
105,218	Dynex Capital, Inc., REIT	745,996
58,319	Enova International, Inc.(a)	866,037
41,204	Great Ajax Corp., REIT	537,712
64,357	Invesco Mortgage Capital, Inc., REIT	992,385
62,334	Ladder Capital Corp., REIT	900,103
94,544	MFA Financial, Inc., REIT	763,915
55,912	MTGE Investment Corp., REIT	936,526
40,564	Navient Corp.	598,725
19,220	Nelnet, Inc., Class A	842,989
109,509	New Residential Investment Corp., REIT	1,859,463
65,182	Orchid Island Capital, Inc., REIT	651,168
57,580	PennyMac Mortgage Investment Trust, REIT	1,022,045
13,722	Piper Jaffray Cos.	876,150
68,548	Redwood Trust, Inc., REIT	1,138,582

Continued

Sterling Capital Behavioral Small Cap Value Equity Fund
Schedule of Portfolio Investments — (continued)
March 31, 2017 (Unaudited)

Shares		Fair Value
COMMON STOCKS — (continued)

	Diversified Financials — (continued)
51,632	Santander Consumer USA Holdings, Inc.(a)	$687,738
84,752	Two Harbors Investment Corp., REIT	812,772
7,654	Virtus Investment Partners, Inc.	810,559
14,070	World Acceptance Corp.(a)	728,545

		19,865,331

	Energy — 4.5%
75,260	Archrock, Inc.	933,224
95,260	Atwood Oceanics, Inc.(a)	907,828
43,353	Delek U.S. Holdings, Inc.	1,052,177
166,149	McDermott International, Inc.(a)	1,121,506
61,195	Nabors Industries, Ltd.	799,819
123,885	Noble Corp. PLC	766,848
29,646	Patterson-UTI Energy, Inc.	719,509
83,218	Renewable Energy Group, Inc.(a)	869,628
49,057	Unit Corp.(a)	1,185,217
65,470	Westmoreland Coal Co.(a)	950,624
29,880	Whiting Petroleum Corp.(a)	282,665

		9,589,045

	Food & Staples Retailing — 0.5%
25,377	United Natural Foods, Inc.(a)	1,097,048

	Food, Beverage & Tobacco — 2.3%
66,597	Darling Ingredients, Inc.(a)	966,988
38,045	Dean Foods Co.	747,965
19,564	Fresh Del Monte Produce, Inc.	1,158,776
12,673	John B. Sanfilippo & Son, Inc.	927,537
9,918	Sanderson Farms, Inc.	1,029,885

		4,831,151

	Health Care Equipment & Services — 3.7%
37,524	AngioDynamics, Inc.(a)	651,041
26,972	Community Health Systems, Inc.(a)	239,242
13,812	HealthSouth Corp.	591,292
10,550	LifePoint Health, Inc.(a)	691,025
7,744	Masimo Corp.(a)	722,205
19,761	Molina Healthcare, Inc.(a)	901,101
66,830	OraSure Technologies, Inc.(a)	864,112
49,211	Quality Systems, Inc.(a)	749,976
80,185	Select Medical Holdings Corp.(a)	1,070,470
3,666	UnitedHealth Group, Inc.	601,241
6,407	WellCare Health Plans, Inc.(a)	898,325

		7,980,030

	Household & Personal Products — 0.9%
56,188	CentralGarden&PetCo.,Class A(a)	1,950,847

	Insurance — 8.9%
43,413	Ambac Financial Group, Inc.(a)	818,769
54,048	American Equity Investment Life Holding Co.	1,277,154
8,454	American Financial Group, Inc.	806,681
18,141	Argo Group International Holdings, Ltd.	1,229,960
20,987	Assured Guaranty, Ltd.	778,828
11,398	Axis Capital Holdings, Ltd.	764,008
30,496	Employers Holdings, Inc.	1,157,323
11,659	FBL Financial Group, Inc., Class A	763,081
19,062	First American Financial Corp.	748,755
7,411	Hanover Insurance Group, Inc. (The)	667,435
27,123	HCI Group, Inc.	1,236,266
31,379	Old Republic International Corp.	642,642
19,321	Primerica, Inc.	1,588,186
6,635	Reinsurance Group of America, Inc.	842,512

Shares		Fair Value
COMMON STOCKS — (continued)

	Insurance — (continued)
4,969	RenaissanceRe Holdings, Ltd.	$718,766
13,158	Safety Insurance Group, Inc.	922,376
31,590	Selective Insurance Group, Inc.	1,489,469
57,713	State National Cos., Inc.	831,067
31,718	Universal Insurance Holdings, Inc.	777,091
13,992	Validus Holdings, Ltd.	789,009

		18,849,378

	Materials — 4.7%
21,259	Alcoa Corp.	731,310
30,804	Commercial Metals Co.	589,280
33,010	Huntsman Corp.	810,065
32,836	Louisiana-Pacific Corp.(a)	814,989
24,284	Steel Dynamics, Inc.	844,112
102,251	SunCoke Energy, Inc.(a)	916,169
53,346	TimkenSteel Corp.(a)	1,008,773
14,307	Trinseo SA	960,000
82,195	Tronox, Ltd., Class A	1,516,498
20,510	United States Steel Corp.	693,443
26,696	Worthington Industries, Inc.	1,203,723

		10,088,362

	Media — 0.4%
58,073	Gray Television, Inc.(a)	842,059

	Pharmaceuticals, Biotechnology & Life Sciences — 1.1%
22,949	Five Prime Therapeutics, Inc.(a)	829,606
5,123	United Therapeutics Corp.(a)	693,552
32,551	Xencor, Inc.(a)	778,620

		2,301,778

	Real Estate — 1.8%
24,919	CorEnergy Infrastructure Trust, Inc., REIT	841,764
34,734	Getty Realty Corp., REIT	877,728
52,203	InfraREIT, Inc., REIT.	939,654
39,735	Sabra Health Care REIT, Inc., REIT	1,109,799

		3,768,945

	Retailing — 2.8%
53,253	Big 5 Sporting Goods Corp.	804,120
12,766	Big Lots, Inc.	621,449
57,071	Chico’s FAS, Inc.	810,408
12,813	Children’s Place, Inc. (The)	1,538,201
13,021	Group1 Automotive, Inc.	964,596
279,596	Office Depot, Inc.	1,304,315

		6,043,089

	Semiconductors & Semiconductor Equipment — 1.6%
110,088	Amkor Technology, Inc.(a)	1,275,920
60,465	Photronics, Inc.(a)	646,975
23,414	Rudolph Technologies, Inc.(a)	524,474
28,407	Teradyne, Inc.	883,458

		3,330,827

	Software & Services — 0.6%
54,342	Blucora, Inc.(a)	940,117
4,389	Science Applications International Corp.	326,542

		1,266,659

	Technology Hardware & Equipment — 8.0%
14,674	Anixter International, Inc.(a)	1,163,648

Continued

Sterling Capital Behavioral Small Cap Value Equity Fund
Schedule of Portfolio Investments — (continued)
March 31, 2017 (Unaudited)

Shares		Fair Value
COMMON STOCKS — (continued)

	Technology Hardware & Equipment — (continued)
13,865	Arrow Electronics, Inc.(a)	$1,017,830
55,506	AVX Corp.	909,188
34,780	Benchmark Electronics, Inc.(a)	1,106,004
8,506	InterDigital, Inc.	734,068
30,806	Jabil Circuit, Inc.	890,909
17,245	Methode Electronics, Inc.	786,372
16,716	NCR Corp.(a)	763,587
22,006	NETGEAR, Inc.(a)	1,090,397
20,420	Plexus Corp.(a)	1,180,276
12,032	Rogers Corp.(a)	1,033,188
42,094	Sanmina Corp.(a)	1,709,016
24,202	ScanSource, Inc.(a)	949,929
11,136	SYNNEX Corp.	1,246,564
72,247	TTM Technologies, Inc.(a)	1,165,344
74,036	Vishay Intertechnology, Inc.	1,217,892

		16,964,212

	Telecommunication Services — 0.4%
91,588	Iridium Communications, Inc.(a)	883,824

	Transportation — 2.1%
17,121	Atlas Air Worldwide Holdings, Inc.(a)	949,359
7,647	Copa Holdings SA, Class A	858,376
24,488	Hawaiian Holdings, Inc.(a)	1,137,468
45,989	SkyWest, Inc.	1,575,123

		4,520,326

	Utilities — 5.8%
32,656	Avista Corp.	1,275,217
27,226	Great Plains Energy, Inc.	795,544
22,483	Hawaiian Electric Industries, Inc.	748,909
19,621	IDACORP, Inc.	1,627,758
25,099	MDU Resources Group, Inc.	686,960

Shares		Fair Value
COMMON STOCKS — (continued)

	Utilities — (continued)
9,190	National Fuel Gas Co.	$547,908
11,067	North Western Corp.	649,633
60,568	NRG Energy, Inc.	1,132,621
52,874	NRG Yield, Inc., Class A	919,479
22,247	OGE Energy Corp.	778,200
12,868	Pinnacle West Capital Corp.	1,072,934
29,960	Portland General Electric Co.	1,330,823
18,120	SJW Group	873,746

		12,439,732

	Total Common Stocks (Cost $167,585,939)	207,910,284

MONEY MARKET FUND — 2.1%
4,357,015	Federated Treasury Obligations Fund, Institutional Shares, 0.570%(b)	4,357,015

	Total Money Market Fund (Cost $4,357,015)	4,357,015

Total Investments — 99.7% (Cost $171,942,954)		212,267,299
Net Other Assets (Liabilities) — 0.3%		706,805

NET ASSETS — 100.0%.		$212,974,104

(a)	Represents non-income producing security.
(b)	Represents the current yield as of report date.

REIT — Real Estate Investment Trust

See accompanying Notes to the Financial Statements.

Sterling Capital Special Opportunities Fund
Schedule of Portfolio Investments
March 31, 2017 (Unaudited)

Shares		Fair Value
COMMON STOCKS — 93.5%

	Automobiles & Components — 6.2%
540,500	Delphi Automotive PLC	$43,504,845
2,394,000	Ford Motor Co.	27,866,160

		71,371,005

	Commercial & Professional Services — 7.0%
913,000	Nielsen Holdings PLC	37,716,030
527,500	Verisk Analytics, Inc.(a)	42,801,350

		80,517,380

	Consumer Durables & Apparel — 4.6%
590,000	Lennar Corp., Class A	30,202,100
469,002	Newell Brands, Inc.	22,122,824

		52,324,924

	Consumer Services — 3.6%
816,000	Norwegian Cruise Line Holdings, Ltd.(a)(b)	41,395,680

	Diversified Financials — 3.1%
404,400	Capital One Financial Corp.	35,045,304

	Health Care Equipment & Services — 15.5%
326,668	Cerner Corp.(a)	19,224,412
621,000	HCA Holdings, Inc.(a)	55,262,790
574,000	MEDNAX, Inc.(a)	39,824,120
229,500	UnitedHealth Group, Inc.	37,640,295
208,000	Zimmer Biomet Holdings, Inc.	25,398,880

		177,350,497

	Media — 14.3%
632,000	CBS Corp., Class B	43,835,520
1,360,000	Comcast Corp., Class A	51,122,400
1,301,415	Discovery Communications, Inc., Class C(a)	36,843,058
1,060,000	Live Nation Entertainment, Inc.(a)	32,192,200

		163,993,178

	Pharmaceuticals, Biotechnology & Life Sciences — 7.9%
528,000	Bristol-Myers Squibb Co.	28,712,640
635,000	Gilead Sciences, Inc.	43,129,200
990,250	Myriad Genetics, Inc.(a)	19,012,800

		90,854,640

	Real Estate — 5.4%
667,000	CBRE Group, Inc., Class A(a)	23,204,930

Shares		Fair Value
COMMON STOCKS — (continued)

	Real Estate — (continued)
618,388	Ryman Hospitality Properties, Inc., REIT	$38,234,930

		61,439,860

	Software & Services — 21.6%
838,000	Activision Blizzard, Inc.(b)	41,782,680
634,000	Akamai Technologies, Inc.(a)	37,849,800
93,000	Alliance Data Systems Corp.	23,157,000
61,000	Alphabet, Inc., Class C(a)	50,603,160
372,000	Check Point Software Technologies, Ltd.(a)(b)	38,189,520
304,000	Intuit, Inc.	35,260,960
234,200	Red Hat, Inc.(a)	20,258,300

		247,101,420

	Technology Hardware & Equipment — 4.3%
1,438,000	Cisco Systems, Inc.	48,604,400

	Total Common Stocks (Cost $752,630,685)	1,069,998,288

MONEY MARKET FUND — 6.4%
73,107,355	Federated Treasury Obligations Fund, Institutional Shares, 0.570%(c)	73,107,355

	Total Money Market Fund (Cost $73,107,355)	73,107,355

Total Investments — 99.9% (Cost $825,738,040)		1,143,105,643
Net Other Assets (Liabilities) — 0.1%		1,083,243

NET ASSETS — 100.0%.		$1,144,188,886

(a)	Represents non-income producing security.
(b)	All or a portion of security was held as collateral for written call options.
(c)	Represents the current yield as of report date.

REIT — Real Estate Investment Trust

See accompanying Notes to the Financial Statements.

Sterling Capital Equity Income Fund
Schedule of Portfolio Investments
March 31, 2017 (Unaudited)

Shares		Fair Value
COMMON STOCKS — 98.4%

	Automobiles & Components — 3.0%
1,421,000	General Motors Co.	$50,246,560

	Banks — 3.6%
1,058,000	Wells Fargo & Co.	58,888,280

	Capital Goods — 3.4%
451,000	Honeywell International, Inc.	56,316,370

	Commercial & Professional Services — 3.1%
111,854	KAR Auction Services, Inc.	4,884,664
956,775	Robert Half International, Inc.	46,719,323

		51,603,987

	Consumer Durables & Apparel — 2.2%
1,569,000	PulteGroup, Inc.	36,949,950

	Consumer Services — 1.7%
217,000	McDonald’s Corp.	28,125,370

	Diversified Financials — 6.7%
1,051,500	Discover Financial Services(a)	71,912,085
1,271,000	Invesco, Ltd.	38,930,730

		110,842,815

	Energy — 4.8%
1,894,040	Enbridge, Inc.	79,246,634

	Food & Staples Retailing — 0.9%
182,400	CVS Health Corp.	14,318,400

	Food, Beverage & Tobacco — 3.9%
572,000	PepsiCo, Inc.	63,983,920

	Health Care Equipment & Services — 8.2%
1,582,000	Abbott Laboratories	70,256,620
397,000	Anthem, Inc.	65,655,860

		135,912,480

	Household & Personal Products — 3.1%
1,041,768	Unilever PLC, ADR	51,400,833

	Materials — 1.9%
343,000	Scotts Miracle-Gro Co. (The)(a)	32,032,770

	Media — 6.4%
706,600	Omnicom Group, Inc.	60,915,986
466,000	Time Warner, Inc.(a)	45,532,860

		106,448,846

	Pharmaceuticals, Biotechnology & Life Sciences — 15.9%
905,000	AbbVie, Inc.	58,969,800
463,000	Johnson & Johnson	57,666,650
919,000	Merck & Co., Inc.	58,393,260
660,000	Novartis AG, ADR	49,018,200

Shares		Fair Value
COMMON STOCKS — (continued)

	Pharmaceuticals, Biotechnology & Life Sciences — (continued)
1,144,000	Pfizer, Inc.	$39,136,240

		263,184,150

	Real Estate — 3.7%
215,000	Crown Castle International Corp., REIT	20,306,750
2,162,000	Host Hotels & Resorts, Inc., REIT	40,342,920

		60,649,670

	Semiconductors & Semiconductor Equipment — 7.8%
1,404,000	Maxim Integrated Products, Inc.(a)	63,123,840
1,149,000	QUALCOMM, Inc.	65,883,660

		129,007,500

	Software & Services — 10.2%
599,000	Accenture PLC, Class A	71,808,120
989,000	Microsoft Corp.	65,135,540
1,471,000	Sabre Corp.	31,170,490

		168,114,150

	Telecommunication Services — 4.3%
1,472,000	Verizon Communications, Inc.	71,760,000

	Transportation — 3.6%
545,900	United Parcel Service, Inc., Class B	58,575,070

	Total Common Stocks (Cost $1,169,509,611)	1,627,607,755

MONEY MARKET FUND — 1.4%

23,691,578	Federated Treasury Obligations Fund, Institutional Shares, 0.570%(b)	23,691,578

	Total Money Market Fund (Cost $23,691,578)	23,691,578

Total Investments — 99.8% (Cost $1,193,201,189)		1,651,299,333
Net Other Assets (Liabilities) — 0.2%		3,323,368

NET ASSETS — 100.0%		$1,654,622,701

(a)	All or a portion of security was held as collateral for written call options.
(b)	Represents the current yield as of report date.

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

See accompanying Notes to the Financial Statements.

Sterling Capital Long/Short Equity Fund
Schedule of Portfolio Investments
March 31, 2017 (Unaudited)

Shares		Fair Value
COMMON STOCKS — 81.1%

	Banks — 1.7%
4,700	Citigroup, Inc.(a)	$281,154
25,113	NMI Holdings, Inc., Class A(b)	286,288

		567,442

	Consumer Durables & Apparel — 0.6%
7,732	Kate Spade & Co.(a)(b)(c)	179,614
604	Lululemon Athletica, Inc.(b)	31,329

		210,943

	Consumer Services — 6.7%
18,600	BBX Capital Corp.	120,714
6,262	Belmond, Ltd., Class A(a)(b)	75,770
933	BJ’s Restaurants, Inc.(b)	37,693
2,605	Bob Evans Farms, Inc.	168,986
7,753	Boyd Gaming Corp.(a)(b)	170,644
6,953	Eldorado Resorts, Inc.(a)(b)	131,586
23,551	Extended Stay America, Inc.(a)	375,403
16,860	Melco Resorts & Entertainment Ltd., ADR(a)	312,584
4,749	Norwegian Cruise Line Holdings, Ltd.(a)(b)	240,917
22,074	Penn National Gaming, Inc.(b)	406,824
2,276	Starbucks Corp.	132,896

		2,174,017

	Diversified Financials — 8.9%
15,700	Ally Financial, Inc.(a)	319,181
2,000	Ameriprise Financial, Inc.(a)	259,360
17,000	Ares Management LP	322,150
11,000	Blackstone Group LP(The)	326,700
17,200	Carlyle Group LP(The)(a)	274,340
3,700	Invesco, Ltd.	113,331
18,800	KKR &Co. LP(a)	342,724
3,000	Morgan Stanley(a)	128,520
7,400	One Main Holdings, Inc.(b)	183,890
2,100	Raymond James Financial, Inc.	160,146
19,700	SLM Corp.(a)(b)	238,370
6,400	Voya Financial, Inc.(a)	242,944

		2,911,656

	Energy — 14.6%
2,000	Anadarko Petroleum Corp.	124,000
2,200	Apache Corp.	113,058
4,000	ARC Resources, Ltd.	57,085
9,193	Black Stone Minerals LP(a)	151,776
3,500	Cenovus Energy, Inc.	39,550
1,000	Cheniere Energy, Inc.(b)	47,270
1,500	Cimarex Energy Co.(a)	179,235
3,000	Devon Energy Corp.(a)	125,160
38,812	Dorchester Minerals LP(a)	667,566
20,201	Enduro Royalty Trust	67,673
3,050	EOG Resources, Inc.(a)	297,528
3,200	Hess Corp.	154,272
4,000	Kimbell Royalty Partners L.P.(b)	78,000
3,600	Marathon Oil Corp.(a)	56,880
3,800	MPLX LP	137,104
4,800	Newfield Exploration Co.(b)	177,168
9,700	Noble Energy, Inc.	333,098
5,800	Occidental Petroleum Corp.(a)	367,488
25,600	Permian Basin Royalty Trust	239,360
1,700	Pioneer Natural Resources Co.	316,591
2,000	Royal Dutch Shell PLC, Class B, ADR	111,660
10,508	Sabine Royalty Trust(a)	374,085

Shares		Fair Value
COMMON STOCKS — (continued)

	Energy — (continued)
3,835	Shell Midstream Partners LP	$123,602
15,000	USA Compression Partners L.P	253,350
1,783	Western Gas Equity Partners LP	82,196
9,000	Whiting Petroleum Corp.(b)	85,140

		4,759,895

	Food & Staples Retailing — 0.4%
4,529	Kroger Co.(The)	133,560

	Food, Beverage & Tobacco — 3.0%
3,365	Hain Celestial Group, Inc. (The)(b)	125,178
2,428	Kraft Heinz Co. (The)	220,487
1,999	Molson Coors Brewing Co., Class B(a)	191,324
1,374	Philip Morris International, Inc.	155,125
4,432	Tyson Foods, Inc., Class A(a)	273,499

		965,613

	Health Care Equipment & Services — 7.3%
2,584	Anthem, Inc.(a)	427,342
3,000	Boston Scientific Corp.(b)	74,610
400	CR Bard, Inc.(a)	99,416
500	Edwards Lifesciences Corp.(b)	47,035
4,535	Evolent Health, Inc., Class A(b)	101,131
1,801	Express Scripts Holding Co.(b)	118,704
2,865	Hologic, Inc.(a)(b)	121,906
12,971	K2M Group Holdings, Inc.(b)	266,035
1,000	LHC Group, Inc.(a)(b)	53,900
2,000	LifePoint Health, Inc.(b)	131,000
3,000	NuVasive, Inc.(a)(b)	224,040
19,009	Quorum Health Corp.(b)	103,409
17,616	Streamline Health Solutions, Inc.(b)	17,968
1,807	Surgery Partners, Inc.(b)	35,237
1,700	UnitedHealth Group, Inc.(a)	278,817
8,781	Wright Medical Group NV(a)(b)	273,265

		2,373,815

	Household & Personal Products — 0.7%
4,576	Unilever NV	227,336

	Insurance — 2.5%
29,400	Ambac Financial Group, Inc.(a)(b)	554,484
16,290	Kingstone Cos., Inc.	259,825

		814,309

	Materials — 0.3%
3,301	Dominion Diamond Corp.	41,692
4,000	Mesabi Trust	60,000

		101,692

	Media — 0.7%
19,907	Global Eagle Entertainment, Inc.(a)(b)	63,503
7,235	World Wrestling Entertainment, Inc., Class A(a)	160,762

		224,265

	Pharmaceuticals, Biotechnology & Life Sciences — 10.0%
2,710	AbbVie, Inc.	176,584
1,200	ACADIA Pharmaceuticals, Inc.(a)(b)	41,256
1,816	Aclaris Therapeutics, Inc.(b)	54,153
2,119	Aerie Pharmaceuticals, Inc.(b)	96,097
51,148	Amarin Corp. PLC, ADR(a)(b)	163,674
9,029	Aurinia Pharmaceuticals, Inc.(b)	66,273

Continued

Sterling Capital Long/Short Equity Fund
Schedule of Portfolio Investments — (continued)
March 31, 2017 (Unaudited)

Shares		Fair Value
COMMON STOCKS — (continued)

	Pharmaceuticals, Biotechnology & Life Sciences — (continued)
600	Bio-Rad Laboratories, Inc., Class A(a)(b)	$119,604
1,752	Bluebird Bio, Inc.(b)	159,257
45	Blueprint Medicines Corp.(b)	1,800
11,856	CareDx, Inc.(b)	16,598
1,100	Celgene Corp.(b)	136,873
16,815	Collegium Pharmaceutical, Inc.(a)(b)	169,159
9,565	Cytokinetics, Inc.(b)	122,910
9,000	Editas Medicine, Inc.(b)	200,880
2,709	Flexion Therapeutics, Inc.(b)	72,899
2,500	Forward Pharma A/S, ADR(b)	53,875
2,336	GW Pharmaceuticals PLC, ADR(b)	282,516
3,500	La Jolla Pharmaceutical Co.(b)	104,475
15,171	Minerva Neurosciences, Inc.(a)(b)	122,885
3,000	Neurocrine Biosciences, Inc.(b)	129,900
2,693	Neuroderm, Ltd.(b)	71,499
2,500	Pacira Pharmaceuticals, Inc.(a)(b)	114,000
896	Paratek Pharmaceuticals, Inc.(b)	17,248
2,000	Puma Biotechnology, Inc.(b)	74,400
3,478	QIAGEN NV	100,758
2,271	Sage Therapeutics, Inc.(b)	161,400
11,600	SCYNEXIS, Inc.(b)	32,016
1,718	Seattle Genetics, Inc.(b)	107,993
1,000	Spark Therapeutics, Inc.(b)	53,340
1,450	TESARO, Inc.(b)	223,111

		3,247,433

	Real Estate — 0.9%
21,800	Colony NorthStar, Inc., Class A, REIT(a)	281,438

	Retailing — 1.6%
119	Amazon.com, Inc.(a)(b)	105,498
9,564	American Eagle Outfitters, Inc.	134,183
919	Camping World Holdings, Inc., Class A	29,629
7,043	Gap, Inc. (The)	171,074
1,380	Monro Muffler Brake, Inc.	71,898

		512,282

	Software & Services — 9.3%
23,851	Autobytel, Inc.(b)	298,853
160,200	Bazaarvoice, Inc.(b)	688,860
848	Facebook, Inc., Class A(a)(b)	120,458
105,357	Guidance Software, Inc.(a)(b)	621,606
33,760	LivePerson, Inc.(a)(b)	231,256
54,398	Numerex Corp., Class A, Class A(a)(b)	259,478
10,765	Rosetta Stone, Inc.(b)	104,959
17,201	Silver Spring Networks, Inc.(a)(b)	194,199
72,883	YuMe, Inc.(b)	298,091
68,392	Zynga, Inc., Class A(a)(b)	194,917

		3,012,677

	Technology Hardware & Equipment — 7.1%
315,784	ID Systems, Inc.(a)(b)	1,998,913
19,500	Iteris, Inc.(b)	106,080
4,500	NETGEAR, Inc.(b)	222,975

		2,327,968

	Telecommunication Services — 4.4%
24,138	Boingo Wireless, Inc.(a)(b)	313,553
14,249	magicJack VocalTec, Ltd.(b)	121,829
50,000	Ooma, Inc.(b)	497,500

Shares		Fair Value
COMMON STOCKS — (continued)

	Telecommunication Services — (continued)
80,000	Vonage Holdings Corp.(a)(b)	$505,600

		1,438,482

	Transportation — 0.4%
6,288	JetBlue Airways Corp.(b)	129,596

	Total Common Stocks (Cost $24,517,701)	26,414,419

PREFERRED STOCKS — 1.5%

	Banks — 1.5%
82,983	Fannie Mae, Series R, 7.625%(a)	494,579

	Total Preferred Stocks (Cost $348,039)	494,579

Contracts
CALL OPTIONS PURCHASED — 0.0%

	Consumer Durables & Apparel — 0.0%
18	Kate Spade & Co., Expires 04/21/17, Strike Price $23	1,980

	Household & Personal Products — 0.0%
11	Unilever NV, Expires 04/21/17, Strike Price $50	990

	Total Call Options Purchased (Cost $3,053)	2,970

PUT OPTIONS PURCHASED — 0.0%

	Consumer Durables & Apparel — 0.0%
44	Kate Spade & Co., Expires 04/21/17, Strike Price $22	2,244

	Total Put Options Purchased (Cost $4,488)	2,244

Continued

Sterling Capital Long/Short Equity Fund
Schedule of Portfolio Investments — (continued)
March 31, 2017 (Unaudited)

Shares		Fair Value
WARRANTS — 2.4%

	Banks — 1.7%
4,900	SunTrust Banks, Inc., (Issued/exercisable 11/14/08, 1 Share for 1 Warrant, Expires 11/14/18, Strike Price $44.15)	$65,023
42,200	Zions Bancorporation, (Issued/exercisable 05/20/10, 1 Share for 1 Warrant, Expires 05/22/20, Strike Price $35.76)(a)	478,970

		543,993

	Diversified Financials — 0.7%
5,100	Capital One Financial Corp., (Issued/exercisable 11/14/08, 1 Share for 1 Warrant, Expires 11/14/18, Strike Price $42.02)(a)	228,480

	Total Warrants (Cost $380,357)	772,473

Total Long-Term Investments — 85.0% (Cost $25,253,638)		27,686,685

MONEY MARKET FUND — 11.5%

3,758,243	Federated Treasury Obligations Fund, Institutional Shares, 0.570%(d)	3,758,243

	Total Money Market Fund (Cost $3,758,243)	3,758,243

Total Investments Before Investments Sold Short — 96.5% (Cost $29,011,881)		31,444,928

Shares		Fair Value
INVESTMENTS SOLD SHORT — (41.0)%

	Automobiles & Components — (2.2)%
(7,687)	Gentex Corp.	$(163,964)
(4,906)	Harley-Davidson, Inc.	(296,813)
(1,309)	LCI Industries	(130,638)
(419)	Thor Industries, Inc.	(40,278)
(3,169)	Winnebago Industries, Inc.	(92,693)

		(724,386)

	Banks — (5.0)%
(1,800)	Central Pacific Financial Corp.	(54,972)
(1,000)	Commerce Bancshares, Inc.	(56,160)
(1,000)	Community Bank System, Inc.	(54,980)
(2,800)	CVB Financial Corp.	(61,852)
(600)	First Republic Bank/CA	(56,286)
(3,100)	Fulton Financial Corp	(55,335)
(1,400)	NBT Bancorp, Inc., Class B	(51,898)
(3,000)	Northfield Bancorp, Inc.	(54,060)
(3,100)	Northwest Bancshares, Inc.	(52,204)
(5,400)	Old National Bancorp	(93,690)
(3,300)	Oritani Financial Corp.	(56,100)
(3,300)	People’s United Financial, Inc.	(60,060)
(2,000)	Provident Financial Services, Inc.	(51,700)
(700)	Tompkins Financial Corp.	(56,385)
(6,900)	TrustCo Bank Corp. NY	(54,165)
(1,300)	United Bankshares, Inc/WV	(54,925)
(3,200)	United Financial Bancorp, Inc.	(54,432)
(1,800)	Washington Federal, Inc.	(59,580)
(2,000)	Webster Financial Corp.	(100,080)
(1,000)	Westamerica Bancorporation	(55,830)
(9,900)	Zions Bancorporation	(415,800)

		(1,610,494)

	Capital Goods — (0.3)%
(1,338)	Patrick Industries, Inc.(b)	(94,864)

	Consumer Durables & Apparel — (1.9)%
(4,079)	Polaris Industries, Inc.	(341,820)
(5,748)	Under Armour, Inc., Class A(b)	(113,695)
(2,960)	VF Corp.	(162,711)

		(618,226)

	Consumer Services — (3.2)%
(13,178)	Bloomin’ Brands, Inc.	(260,002)
(236)	Cheesecake Factory, Inc. (The)	(14,953)
(966)	Darden Restaurants, Inc.	(80,825)
(366)	Domino’s Pizza, Inc.	(67,454)
(1,641)	Dunkin’ Brands Group, Inc.	(89,730)
(2,188)	Hilton Worldwide Holdings, Inc.	(127,910)
(1,451)	Las Vegas Sands Corp.	(82,809)
(953)	Marriott International, Inc./MD, Class A	(89,754)
(1,966)	Red Rock Resorts, Inc.	(43,606)
(3,382)	Restaurant Brands International, Inc.	(188,513)

		(1,045,556)

	Diversified Financials — (1.2)%
(1,100)	Financial Engines, Inc.	(47,905)
(1,600)	Franklin Resources, Inc.	(67,424)
(16,200)	LendingClub Corp.(b)	(88,938)
(15,858)	Orchid Island Capital, Inc., REIT	(158,421)
(2,100)	Virtu Financial, Inc., Class A, Class A	(35,700)

		(398,388)

Continued

Sterling Capital Long/Short Equity Fund
Schedule of Portfolio Investments — (continued)
March 31, 2017 (Unaudited)

Shares		Fair Value
INVESTMENTS SOLD SHORT — (continued)

	Energy — (1.8)%
(4,000)	Exxon Mobil Corp.	$(328,040)
(25,000)	Hugoton Royalty Trust	(47,500)
(9,000)	Unit Corp.(b)	(217,440)

		(592,980)

	Exchange Traded Funds — (13.7)%
(6,652)	Consumer Staples Select Sector Standard and Poors Fund	(363,066)
(4,800)	Direxion Daily Financial Bear 3X Shares(b)	(92,880)
(10,703)	Direxion Daily Financial Bull 3X Shares(b)	(475,213)
(2,500)	Energy Select Sector SPDR Fund	(174,750)
(1,823)	iShares Nasdaq Biotechnology ETF	(534,631)
(7,333)	iShares Russell 2000 ETF	(1,008,141)
(2,346)	iShares U.S. Home Construction ETF	(75,025)
(4,743)	SPDR S&P Biotech ETF	(328,880)
(5,000)	SPDR S&P Oil & Gas Exploration & Production ETF	(187,200)
(18,808)	Standard and Poors S&P Regional Banking ETF	(1,027,105)
(5,000)	VanEck Vectors Oil Services ETF	(154,050)
(925)	VelocityShares Daily 2x VIX Short Term ETN(b)	(32,449)

		(4,453,390)

	Food & Staples Retailing — (0.2)%
(862)	CVS Health Corp.	(67,667)

	Food, Beverage & Tobacco — (0.4)%
(894)	Campbell Soup Co.	(51,173)
(896)	Mondelez International, Inc., Class A	(38,600)
(418)	Sanderson Farms, Inc.	(43,405)

		(133,178)

	Health Care Equipment & Services — (2.1)%
(2,837)	Cerner Corp.(b)	(166,957)
(500)	Edwards Lifesciences Corp.(b)	(47,035)
(500)	Envision Healthcare Corp.(b)	(30,660)
(3,000)	Fresenius Medical Care AG & Co. KGaA, ADR	(126,390)
(1,000)	Mckesson Corp.	(148,260)
(867)	MEDNAX, Inc.(b)	(60,152)
(500)	ResMed, Inc.	(35,985)
(600)	Stryker Corp.	(78,990)

		(694,429)

	Materials — (0.3)%
(795)	International Flavors & Fragrances, Inc.	(105,361)

	Pharmaceuticals, Biotechnology & Life Sciences — (3.9)%
(600)	Allergan PLC	(143,352)
(629)	Alnylam Pharmaceuticals, Inc.(b)	(32,236)
(2,525)	AMAG Pharmaceuticals, Inc.(b)	(56,939)
(903)	Amgen, Inc.	(148,155)
(300)	Avexis, Inc.(b)	(22,809)
(3,584)	Coherus Biosciences, Inc.(b)	(75,802)
(1,793)	Eli Lilly & Co.	(150,809)
(500)	Esperion Therapeutics, Inc.(b)	(17,655)
(300)	Illumina, Inc.(b)	(51,192)
(1,812)	Impax Laboratories, Inc.(b)	(22,922)
(553)	Incyte Corp.(b)	(73,920)

Shares		Fair Value
INVESTMENTS SOLD SHORT — (continued)

	Pharmaceuticals, Biotechnology & Life Sciences — (continued)
(451)	Kite Pharma, Inc.(b)	$(35,399)
(3,000)	Luminex Corp.	(55,110)
(4,999)	MediciNova, Inc.(b)	(29,944)
(135)	Mettler-Toledo International, Inc.(b)	(64,653)
(675)	Perrigo Co., PLC	(44,813)
(4,081)	Roche Holding AG, ADR	(130,714)
(911)	Vertex Pharmaceuticals, Inc.(b)	(99,618)

		(1,256,042)

	Real Estate — (0.3)%
(2,400)	Iron Mountain, Inc., REIT	(85,608)

	Retailing — (1.2)%
(1,175)	Foot Locker, Inc.	(87,902)
(176)	Genesco, Inc.(b)	(9,759)
(737)	Ross Stores, Inc.	(48,546)
(732)	Tiffany & Co.	(69,760)
(3,995)	Wayfair, Inc.(b)	(161,758)

		(377,725)

	Software & Services — (3.0)%
(1,000)	Akamai Technologies, Inc.(b)	(59,700)
(6,720)	Datawatch Corp.(b)	(56,448)
(2,277)	GrubHub, Inc.(b)	(74,891)
(1,000)	International Business Machines Corp.	(174,140)
(4,830)	PROS Holdings, Inc.(b)	(116,838)
(8,000)	SS&C Technologies Holdings, Inc.	(283,200)
(1,000)	Tableau Software, Inc., Class A(b)	(49,550)
(4,300)	Western Union Co. (The)	(87,505)
(2,500)	Zillow Group, Inc., Class A(b)	(84,175)

		(986,447)

	Technology Hardware & Equipment — (0.3)%
(2,000)	ARRIS International PLC(b)	(52,900)
(1,250)	Seagate Technology PLC	(57,413)

		(110,313)

Total Investments Sold Short — (41.0)% (Cost $(13,965,340))		(13,355,054)

Total Investments — 55.5% (Cost $15,046,541)		18,089,874
Net Other Assets (Liabilities) — 44.5%		14,486,959

NET ASSETS — 100.0%.		$32,576,833

(a)	Represents that all or a portion of the security was pledged as collateral in connection with short sales.
(b)	Represents non-income producing security.
(c)	All or a portion of security was held as collateral for written call options.
(d)	Represents the current yield as of report date.

ADR — American Depositary Receipt

ETF — Exchange Traded Funds

ETN — Exchange Traded Notes

REIT — Real Estate Investment Trust

See accompanying Notes to the Financial Statements.

Sterling Capital Behavioral International Equity Fund
Schedule of Portfolio Investments
March 31, 2017 (Unaudited)

Shares		Fair Value
COMMON STOCKS — 98.5%

	Australia — 9.6%
189,450	AMP, Ltd.	$749,752
47,150	Australia & New Zealand Banking Group, Ltd.	1,146,240
75,875	Bank of Queensland, Ltd.	704,897
71,350	Bendigo & Adelaide Bank, Ltd.	661,769
83,400	Coca-Cola Amatil, Ltd.	689,425
6,150	Commonwealth Bank of Australia	403,657
12,475	Macquarie Group, Ltd.	859,688
231,025	Qantas Airways, Ltd.	686,597
45,125	Westpac Banking Corp.	1,208,712

		7,110,737

	Austria — 1.1%
21,225	OMV AG	835,183

	Denmark — 0.9%
127,025	TDC A/S	655,016

	Finland — 0.8%
15,850	Neste Oyj	618,187

	France — 9.0%
7,775	Arkema SA	767,066
3,625	Atos SE	448,397
16,500	BNP Paribas SA	1,098,909
26,675	CNP Assurances	542,959
19,000	Credit Agricole SA	257,420
48,275	Engie SA	683,919
113,950	Natixis SA	702,143
19,350	Peugeot SA(a)	389,630
7,750	Renault SA	673,241
19,300	Societe Generale SA	979,021
2,275	Valeo SA	151,516

		6,694,221

	Germany — 7.4%
6,000	Allianz SE	1,111,502
10,650	Bayer AG	1,227,605
10,725	Covestro AG(b)	825,616
44,275	Deutsche Lufthansa AG	717,937
6,675	Henkel AG & Co. KGaA	741,643
3,875	Henkel AG & Co. KGaA, Preference Shares	496,477
3,150	Merck KGaA	358,894

		5,479,674

	Hong Kong — 5.1%
203,650	Kerry Properties, Ltd.	706,217
393,925	NWS Holdings, Ltd.	718,762
912,900	WH Group, Ltd.(b)	787,033
91,950	Wharf Holdings, Ltd. (The)	789,174
98,425	Wheelock & Co., Ltd.	778,256

		3,779,442

	Ireland — 1.0%
15,825	AerCap Holdings NV(a)	727,475

	Israel — 1.6%
5,300	Taro Pharmaceutical Industries, Ltd.(a)	618,086
16,375	Teva Pharmaceutical Industries, Ltd.	538,375

		1,156,461

	Italy — 3.1%
193,075	Enel SpA	909,165
28,875	Prysmian SpA	763,322

Shares		Fair Value
COMMON STOCKS — (continued)

	Italy — (continued)
286,900	UnipolSai Assicurazioni SpA	$632,944

		2,305,431

	Japan — 23.4%
24,900	Alfresa Holdings Corp.	431,439
23,400	Asahi Group Holdings, Ltd.	884,462
61,900	Astellas Pharma, Inc.	815,103
36,300	Brother Industries, Ltd.	758,084
136,000	Fuji Electric Co., Ltd.	807,473
45,000	Fujitsu, Ltd.	275,222
21,200	Hitachi Chemical Co.,Ltd.	586,509
2,100	Hitachi High-Technologies Corp.	85,543
159,000	Hitachi, Ltd.	860,482
21,800	Idemitsu Kosan Co., Ltd.	757,801
56,300	ITOCHU Corp.	799,012
4,000	JTEKT Corp.	62,122
164,500	JXTG Holdings, Inc.	807,798
93,000	Kajima Corp.	606,467
82,200	Mitsubishi Chemical Holdings Corp.	636,011
37,300	Mitsubishi Corp.	805,939
35,800	Mitsubishi Gas Chemical Co., Inc.	743,462
2,700	Mixi, Inc.	129,992
43,900	Nexon Co., Ltd.	697,558
9,000	NH Foods, Ltd.	241,633
19,100	Nippon Telegraph & Telephone Corp.	815,263
76,000	Shimizu Corp.	681,290
66,300	Showa Shell Sekiyu KK	671,159
19,800	Subaru Corp.	726,160
12,800	Teijin, Ltd.	241,329
7,400	Toyota Motor Corp.	401,606
23,100	Toyota Tsusho Corp.	699,245
46,900	Yokogawa Electric Corp.	738,065
26,300	Yokohama Rubber Co., Ltd. (The)	514,755

		17,280,984

	Netherlands — 2.1%
26,825	Koninklijke Philips NV	862,230
20,100	NN Group NV	653,682

		1,515,912

	Norway — 1.0%
40,875	Marine Harvest ASA	623,155
8,925	Telenor ASA	148,539

		771,694

	Singapore — 1.9%
262,300	CapitaLand, Ltd.	680,666
22,800	Jardine Cycle & Carriage, Ltd.	714,879

		1,395,545

	Spain — 4.7%
4,675	Aena SA(b)	739,617
183,425	CaixaBank SA	788,388
83,825	Distribuidora Internacional de Alimentacion SA	484,772
7,475	Endesa SA	175,675
46,500	Mapfre SA	159,484
10,275	Repsol SA	158,666
86,400	Telefonica SA	966,421

		3,473,023

Continueıd

Sterling Capital Behavioral International Equity Fund
Schedule of Portfolio Investments — (continued)
March 31, 2017 (Unaudited)

Shares		Fair Value
COMMON STOCKS — (continued)

	Sweden — 0.8%
34,550	Nordea Bank AB	$394,443
9,925	Swedbank AB, Class A	229,942

		624,385

	Switzerland — 9.5%
10,425	Adecco Group AG	740,517
14,550	Aryzta AG	467,012
53,750	Credit Suisse Group AG	799,556
266,250	Glencore PLC(a)	1,044,618
6,500	Roche Holding AG	1,659,961
8,925	Swiss Re AG	801,481
39,000	UBS Group AG	624,140
3,375	Zurich Insurance Group AG	900,988

		7,038,273

	United Kingdom — 15.5%
53,475	Anglo American PLC(a)	817,049
116,100	Barratt Developments PLC	794,946
70,050	Fiat Chrysler Automobiles NV(a)	765,978
160,800	GKN PLC	731,926
36,525	GlaxoSmithKline PLC	759,422
193,975	HSBC Holdings PLC	1,581,887
13,325	Imperial Brands PLC	645,590
14,125	InterContinental Hotels Group PLC	691,606
112,750	Meggitt PLC	629,049
27,650	Persimmon PLC	725,416
56,575	Petrofac, Ltd.	651,412
24,375	Rio Tinto PLC	980,161
116,700	Royal Mail PLC	621,406
301,400	Taylor Wimpey PLC	729,191
2,125	Unilever PLC	104,886
9,650	WPP PLC	211,825

		11,441,750

	Total Common Stocks (Cost $67,985,047)	72,903,393

Shares		Fair Value
MONEY MARKET FUND — 0.8%

	United States — 0.8%
609,838	Federated Treasury Obligations Fund, Institutional Shares, 0.570%(c)	$609,838

	Total Money Market Fund (Cost $609,838)	609,838

Total Investments — 99.3% (Cost $68,594,885)		73,513,231

Net Other Assets (Liabilities) — 0.7%		509,477

NET ASSETS — 100.0%.		$74,022,708

(a)	Represents non-income producing security.
(b)

Rule 144A, Section 4(2) or other security that is restricted as to resale to qualified institutional investors. The InvestmentAdvisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.

(c)	Represents the current yield as of report date.

Industry	Percentage of net assets
Automobiles & Components	5.9%
Banks	13.7%
Capital Goods	11.0%
Commercial & Professional Services	1.0%
Consumer Durables & Apparel	3.0%
Consumer Services	0.9%
Diversified Financials	4.1%
Energy	6.1%
Food & Staples Retailing	0.6%
Food, Beverage & Tobacco	5.9%
Health Care Equipment & Services	0.6%
Household & Personal Products	1.8%
Insurance	6.5%
Materials	9.0%
Media	0.3%
Money Market Fund	0.8%
Pharmaceuticals, Biotechnology & Life Sciences	8.1%
Real Estate	4.0%
Retailing	1.0%
Software & Services	2.1%
Technology Hardware & Equipment	3.3%
Telecommunication Services	3.5%
Transportation	3.7%
Utilities	2.4%

99.3%

See accompanying Notes to the Financial Statements.

Sterling Capital SMID Opportunities Fund
Schedule of Portfolio Investments
March 31, 2017 (Unaudited)

Shares		Fair Value
COMMON STOCKS — 92.9%

	Automobiles & Components — 3.5%
14,100	Gentex Corp.	$300,753

	Commercial & Professional Services — 3.4%
1,700	Brink’s Co. (The)	90,865
2,200	Waste Connections, Inc.	194,084

		284,949

	Consumer Durables & Apparel — 7.7%
7,000	Newell Brands, Inc.	330,190
13,800	PulteGroup, Inc.	324,990

		655,180

	Consumer Services — 10.2%
8,700	Aramark	320,769
5,600	Norwegian Cruise Line Holdings, Ltd.(a)	284,088
6,400	ServiceMaster Global Holdings, Inc.(a)	267,200

		872,057

	Energy — 3.0%
6,800	Newfield Exploration Co.(a)	250,988

	Food, Beverage & Tobacco — 4.0%
2,850	Ingredion, Inc.	343,225

	Health Care Equipment & Services — 19.1%
3,550	AmerisourceBergen Corp.	314,175
4,900	Centene Corp.(a)	349,174
3,600	MEDNAX, Inc.(a)	249,768
2,750	Universal Health Services, Inc., Class B	342,238
4,000	VCA, Inc.(a)	366,000

		1,621,355

	Materials — 7.2%
5,000	Ball Corp.	371,300
2,600	Scotts Miracle-Gro Co. (The)	242,814

		614,114

	Pharmaceuticals, Biotechnology & Life Sciences — 3.1%
5,800	INC Research Holdings, Inc., Class A(a)	265,930

	Real Estate — 6.8%
22,800	Colony NorthStar, Inc., Class A, REIT	294,349
4,700	FirstService Corp.	283,410

		577,759

Shares		Fair Value
COMMON STOCKS — (continued)

	Retailing — 2.8%
4,050	CarMax, Inc.(a)	$239,841

	Software & Services — 17.0%
2,700	Akamai Technologies, Inc.(a)	161,190
5,000	Amdocs, Ltd.	304,950
3,970	Blackhawk Network Holdings, Inc.(a)	161,182
2,100	Fiserv, Inc.(a)	242,151
9,300	Genpact, Ltd.	230,268
4,350	Global Payments, Inc.	350,958

		1,450,699

	Technology Hardware & Equipment — 2.4%
1,400	F5 Networks, Inc.(a)	199,598

	Transportation — 2.7%
2,700	Kansas City Southern	231,552

	Total Common Stocks (Cost $7,171,642)	7,908,000

MONEY MARKET FUND — 8.0%
679,362	Federated Treasury Obligations Fund, Institutional Shares, 0.570%(b)	679,362

	Total Money Market Fund (Cost $679,362)	679,362

Total Investments — 100.9% (Cost $7,851,004)		8,587,362
Net Other Assets (Liabilities) — (0.9)%		(74,047)

NET ASSETS — 100.0%		$8,513,315

(a)	Represents non-income producing security.
(b)	Represents the current yield as of report date.

REIT — Real Estate Investment Trust

See accompanying Notes to the Financial Statements.

Sterling Capital Stratton Mid Cap Value Fund
Schedule of Portfolio Investments
March 31, 2017 (Unaudited)

Shares		Fair Value
COMMON STOCKS — 97.0%

	Automobiles & Components — 2.8%
16,540	Magna International, Inc.	$713,866
11,000	Thor Industries, Inc.	1,057,430

		1,771,296

	Banks — 7.9%
25,100	East West Bancorp, Inc.	1,295,411
13,300	First Republic Bank/CA	1,247,673
93,300	Huntington Bancshares, Inc.	1,249,287
72,100	KeyCorp	1,281,938

		5,074,309

	Capital Goods — 7.9%
10,100	Carlisle Cos., Inc.	1,074,741
35,300	HD Supply Holdings, Inc.(a)	1,451,713
10,000	Masonite International Corp.(a)	792,500
13,900	United Rentals, Inc.(a)	1,738,195

		5,057,149

	Consumer Durables & Apparel — 4.4%
7,200	Mohawk Industries, Inc.(a)	1,652,328
49,700	PulteGroup, Inc.	1,170,435

		2,822,763

	Consumer Services — 1.8%
11,700	Royal Caribbean Cruises, Ltd.	1,147,887

	Diversified Financials — 3.3%
7,200	Affiliated Managers Group, Inc.	1,180,368
7,200	Ameriprise Financial, Inc.	933,696

		2,114,064

	Energy — 8.1%
39,300	Cabot Oil & Gas Corp.	939,663
25,000	Carrizo Oil & Gas, Inc.(a)	716,500
34,200	Devon Energy Corp.	1,426,824
16,300	Phillips 66	1,291,286
56,800	Superior Energy Services, Inc.(a)	809,968

		5,184,241

	Food & Staples Retailing — 2.1%
11,900	Casey’s General Stores, Inc.	1,335,775

	Food, Beverage & Tobacco — 3.4%
10,800	Ingredion, Inc.	1,300,644
20,000	Lamb Weston Holdings, Inc.	841,200

		2,141,844

	Health Care Equipment & Services — 4.2%
7,800	Becton Dickinson & Co.	1,430,832
10,400	Zimmer Biomet Holdings, Inc.	1,269,944

		2,700,776

	Household & Personal Products — 1.3%
10,900	Edgewell Personal Care Co.(a)	797,226

	Insurance — 5.5%
15,000	American Financial Group, Inc.	1,431,300
10,500	Hanover Insurance Group, Inc. (The)	945,630
14,700	Torchmark Corp.	1,132,488

		3,509,418

	Materials — 8.0%
25,700	Avery Dennison Corp.	2,071,420
35,100	Berry Plastics Group, Inc.(a)	1,704,807

Shares		Fair Value
COMMON STOCKS — (continued)

	Materials — (continued)
20,400	Westlake Chemical Corp.	$1,347,420

		5,123,647

	Pharmaceuticals, Biotechnology & Life Sciences — 5.7%
17,400	ICON Plc(a)	1,387,128
16,300	PerkinElmer, Inc.	946,378
8,500	Thermo Fisher Scientific, Inc.	1,305,600

		3,639,106

	Real Estate — 10.9%
15,600	EastGroup Properties, Inc., REIT	1,147,068
26,000	Highwoods Properties, Inc., REIT	1,277,380
30,000	Hudson Pacific Properties, Inc., REIT	1,039,200
21,300	Macerich Co. (The), REIT	1,371,720
12,300	Mid-America Apartment Communities, Inc., REIT	1,251,402
14,200	Ryman Hospitality Properties, Inc., REIT	877,986

		6,964,756

	Semiconductors & Semiconductor Equipment — 3.8%
12,400	NXP Semiconductors NV(a)	1,283,400
11,900	Skyworks Solutions, Inc.	1,165,962

		2,449,362

	Software & Services — 6.1%
33,000	Activision Blizzard, Inc.	1,645,380
12,600	Fiserv, Inc.(a)	1,452,906
15,200	PTC, Inc.(a)	798,760

		3,897,046

	Technology Hardware & Equipment — 6.3%
10,500	Arrow Electronics, Inc.(a)	770,805
24,000	CDW Corp.	1,385,040
28,400	CommScope Holding Co., Inc.(a)	1,184,564
18,700	NetScout Systems, Inc.(a)	709,665

		4,050,074

	Utilities — 3.5%
26,600	Southwest Gas Holdings, Inc.	2,205,406

	Total Common Stocks (Cost $42,225,529)	61,986,145

MONEY MARKET FUND — 3.0%

1,925,715	Federated Treasury Obligations Fund, Institutional Shares, 0.570%(b)	1,925,715

	Total Money Market Fund (Cost $1,925,715)	1,925,715

Total Investments — 100.0% (Cost $44,151,244)		63,911,860
Net Other Assets (Liabilities) — 0.0%		4,557

NET ASSETS — 100.0%		$63,916,417

(a)	Represents non-income producing security.
(b)	Represents the current yield as of report date.

REIT — Real Estate Investment Trust

See accompanying Notes to the Financial Statements.

Sterling Capital Stratton Real Estate Fund
Schedule of Portfolio Investments
March 31, 2017 (Unaudited)

Shares		Fair Value
COMMON STOCKS — 98.0%

	Diversified — 3.9%
37,000	American Assets Trust, Inc.	$1,548,080
55,000	Liberty Property Trust	2,120,250

		3,668,330

	Health Care — 9.8%
62,500	Healthcare Trust of America, Inc., Class A	1,966,250
150,000	Medical Properties Trust, Inc.	1,933,500
53,000	Ventas, Inc.	3,447,120
26,000	Welltower, Inc.	1,841,320

		9,188,190

	Hotel & Resort — 6.1%
19,000	Marriott International, Inc/MD, Class A	1,789,420
37,000	Ryman Hospitality Properties, Inc.	2,287,710
100,000	Summit Hotel Properties, Inc.	1,598,000

		5,675,130

	Industrial — 4.6%
29,000	EastGroup Properties	2,132,370
80,000	First Industrial Realty Trust, Inc.	2,130,400

		4,262,770

	Office — 14.6%
20,000	Alexandria Real Estate Equities, Inc.	2,210,400
65,000	Corporate Office Properties Trust	2,151,500
42,000	Highwoods Properties, Inc.	2,063,460
74,000	Hudson Pacific Properties, Inc.	2,563,360
22,000	SL Green Realty Corp.	2,345,640
23,000	Vornado Realty Trust	2,307,130

		13,641,490

	Residential — 15.8%
42,000	American Campus Communities, Inc.	1,998,780
52,000	Apartment Investment & Management Co., Class A	2,306,200
26,000	Equity LifeStyle Properties, Inc.	2,003,560
14,000	Essex Property Trust, Inc.	3,241,420
25,000	Mid-America Apartment Communities, Inc.	2,543,500
75,000	UDR, Inc.	2,719,500

		14,812,960

Shares		Fair Value
COMMON STOCKS — (continued)

	Retail — 19.6%
67,500	Acadia Realty Trust	$2,029,050
16,000	Federal Realty Investment Trust	2,136,000
94,000	GGP, Inc.	2,178,920
55,000	Kite Realty Group Trust	1,182,500
30,000	Macerich Co. (The)	1,932,000
50,000	National Retail Properties, Inc.	2,181,000
38,757	Simon Property Group, Inc.	6,667,367

		18,306,837

	Specialized — 23.6%
40,000	Crown Castle International Corp.	3,778,000
90,000	CubeSmart	2,336,400
35,000	CyrusOne, Inc.	1,801,450
30,000	Digital Realty Trust, Inc.	3,191,700
26,000	EPR Properties	1,914,380
10,000	Equinix, Inc.	4,003,700
21,000	Life Storage, Inc.	1,724,520
67,000	Uniti Group, Inc.	1,731,950
45,000	Weyerhaeuser Co.	1,529,100

		22,011,200

	Total Common Stocks (Cost $60,283,150)	91,566,907

MONEY MARKET FUND — 2.3%

2,132,848	Federated Treasury Obligations Fund, Institutional Shares, 0.570%(a)	2,132,848

	Total Money Market Fund (Cost $2,132,848)	2,132,848

Total Investments — 100.3% (Cost $62,415,998)		93,699,755
Net Other Assets (Liabilities) — (0.3)%		(234,865)

NET ASSETS — 100.0%		$93,464,890

(a)	Represents the current yield as of report date.

See accompanying Notes to the Financial Statements.

Sterling Capital Stratton Small Cap Value Fund
Schedule of Portfolio Investments
March 31, 2017 (Unaudited)

Shares		Fair Value
COMMON STOCKS — 96.4%

	Automobiles & Components — 4.0%
470,200	Cooper Tire & Rubber Co.	$20,853,371
310,600	Thor Industries, Inc.	29,857,978

		50,711,349

	Banks — 21.9%
446,040	Chemical Financial Corp.	22,814,946
420,350	Community Bank System, Inc.	23,110,843
804,150	First Midwest Bancorp, Inc.	19,042,272
528,600	Glacier Bancorp, Inc.	17,935,398
245,350	IBERIABANK Corp.	19,407,185
467,950	MB Financial, Inc.	20,037,619
947,921	Northwest Bancshares, Inc.	15,962,990
167,200	Signature Bank(a)	24,810,808
142,400	SVB Financial Group(a)	26,499,216
891,891	Umpqua Holdings Corp.	15,822,146
450,950	United Bankshares, Inc.	19,052,637
553,700	Webster Financial Corp.	27,707,148
357,000	Wintrust Financial Corp.	24,675,840

		276,879,048

	Capital Goods — 12.7%
314,900	Crane Co.	23,563,967
428,850	EnerSys	33,853,419
710,850	MasTec, Inc.(a)	28,469,543
375,325	Moog, Inc., Class A(a)	25,278,139
340,900	Oshkosh Corp.	23,382,331
213,041	United Rentals, Inc.(a)	26,640,777

		161,188,176

	Consumer Services — 1.4%
411,900	Brinker International, Inc.	18,107,124

	Diversified Financials — 1.5%
115,700	Affiliated Managers Group, Inc.	18,967,858

	Energy — 3.3%
400,700	Cabot Oil & Gas Corp.	9,580,737
1,598,000	Callon Petroleum Co.(a)	21,029,680
385,150	Carrizo Oil & Gas, Inc.(a)	11,038,399

		41,648,816

	Food & Staples Retailing — 2.5%
277,800	Casey’s General Stores, Inc.	31,183,050

	Health Care Equipment & Services — 2.6%
397,300	West Pharmaceutical Services, Inc.	32,423,653

	Insurance — 3.6%
215,000	Hanover Insurance Group, Inc. (The)	19,362,900
558,250	Selective Insurance Group, Inc.	26,321,487

		45,684,387

	Materials — 3.6%
798,000	PolyOne Corp.	27,203,820
293,200	U.S. Concrete, Inc.(a)	18,926,060

		46,129,880

	Pharmaceuticals, Biotechnology & Life Sciences — 2.4%
492,750	PAREXEL International Corp.(a)	31,097,453

	Real Estate — 9.0%
414,900	American Campus Communities, Inc., REIT	19,745,091

Shares		Fair Value
COMMON STOCKS — (continued)

	Real Estate — (continued)
615,000	First Industrial Realty Trust, Inc., REIT	$16,377,450
406,564	Highwoods Properties, Inc., REIT	19,974,489
1,268,750	Medical Properties Trust, Inc., REIT	16,354,187
377,600	Ryman Hospitality Properties, Inc., REIT	23,347,008
173,300	SL Green Realty Corp., REIT	18,477,246

		114,275,471

	Retailing — 1.0%
239,189	Cabela’s, Inc.(a)	12,703,328

	Semiconductors & Semiconductor Equipment — 4.0%
1,614,850	ON Semiconductor Corp.(a)	25,014,027
368,150	Qorvo, Inc.(a)	25,240,364

		50,254,391

	Software & Services — 8.2%
206,800	CACI International, Inc., Class A(a)	24,257,640
350,375	Cardtronics PLC, Class A(a)	16,380,031
495,950	PTC, Inc.(a)	26,062,173
617,100	Take-Two Interactive Software, Inc.(a)	36,575,517

		103,275,361

	Technology Hardware & Equipment — 5.9%
267,800	Anixter International, Inc.(a)	21,236,540
428,400	Belden, Inc.	29,640,996
615,150	NetScout Systems, Inc.(a)	23,344,943

		74,222,479

	Transportation — 1.9%
1,198,800	JetBlue Airways Corp.(a)	24,707,268

	Utilities — 6.9%
489,586	Avista Corp.	19,118,333
419,631	El Paso Electric Co.	21,191,365
504,750	Portland General Electric Co.	22,420,995
296,960	Southwest Gas Holdings, Inc.	24,620,953

		87,351,646

	Total Common Stocks (Cost $577,972,516)	1,220,810,738

MONEY MARKET FUND — 3.3%
41,577,083	Federated Treasury Obligations Fund, Institutional Shares, 0.570%(b)	41,577,083

	Total Money Market Fund (Cost $41,577,083)	41,577,083

Total Investments — 99.7% (Cost $619,549,599)		1,262,387,821
Net Other Assets (Liabilities) — 0.3%		3,736,656

NET ASSETS — 100.0%		$1,266,124,477

(a)	Represents non-income producing security.
(b)	Represents the current yield as of report date.

REIT — Real Estate Investment Trust

See accompanying Notes to the Financial Statements.

Sterling Capital Ultra Short Bond Fund
Schedule of Portfolio Investments
March 31, 2017 (Unaudited)

Principal Amount		Fair Value
ASSET BACKED SECURITIES — 20.4%

$380,000	AmeriCredit Automobile Receivables Trust, Series 2013-5, Class C, 2.290%, 11/8/19	$381,580
400,000	AmeriCredit Automobile Receivables Trust, Series 2016-4, Class B, 1.830%, 12/8/21	395,907
121,667	Avis Budget Rental Car Funding AESOP, LLC, Series 2012-2A, Class A, 2.802%, 5/20/18(a)	121,823
500,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2012-3A, Class A, 2.100%, 3/20/19(a)	501,266
3,307	Capital Auto Receivables Asset Trust, Series 2013-3, Class B, 2.320%, 7/20/18	3,308
450,000	Capital Auto Receivables Asset Trust, Series 2014-2, Class C, 2.410%, 5/20/19	452,368
60,336	CarMax Auto Owner Trust, Series 2014-1, Class A3, 0.790%, 10/15/18	60,298
280,000	CarMax Auto Owner Trust, Series 2013-3, Class C, 2.150%, 5/15/19	280,783
500,000	CarMax Auto Owner Trust, Series 2014-2, Class C, 2.080%, 1/15/20	499,891
201,337	Citicorp Residential Mortgage Trust, STEP, Series 2007-2, Class A6, 5.331%, 6/25/37	206,741
275,000	Countrywide Asset-Backed Certificates, Series 2004-12, Class MV4, 2.407%, 3/25/35(b)	274,022
550,088	Countrywide Asset-Backed Certificates, Series 2006-3, Class 2A3, 1.272%, 6/25/36(b)	539,636
248,340	Enterprise Fleet Financing, LLC, Series 2014-2, Class A2, 1.050%, 3/20/20(a)	248,005
169,023	Enterprise Fleet Financing, LLC, Series 2015-2, Class A2, 1.590%, 2/22/21(a)	169,030
418,539	Enterprise Fleet Financing, LLC, Series 2016-1, Class A2, 1.830%, 9/20/21(a)	418,376
142,425	First Franklin Mortgage Loan Trust, Series 2006-FF1, Class 2A3, 1.222%, 1/25/36(b)	141,804
310,000	JP Morgan Mortgage Acquisition Corp., Series 2005-OPT2, Class M1, 1.412%, 12/25/35(b)	306,224
467,895	Long Beach Mortgage Loan Trust, Series 2006-WL2, Class 2A3, 1.182%, 1/25/36(b)	462,529
152,345	New Century Home Equity Loan Trust, Series 2005-4, Class M1, 1.462%, 9/25/35(b)	151,180
83,370	RAMP Trust, Series 2005-RZ4, Class A3, 1.382%, 11/25/35(b)	83,254
342,207	RASC Series 2006-KS5 Trust, Series 2006-KS5, Class A3, 1.142%, 7/25/36(b)	337,190
145,277	RASC Trust, Series 2006-EMX1, Class A3, 1.302%, 1/25/36(b)	144,848
350,000	Santander Drive Auto Receivables Trust, Series 2014-5, Class C, 2.460%, 6/15/20	352,227
500,000	Santander Drive Auto Receivables Trust, Series 2016-2, Class B, 2.080%, 2/16/21	500,469
200,000	Santander Drive Auto Receivables Trust, Series 2015-2, Class C, 2.440%, 4/15/21	201,123
328,175	Saxon Asset Securities Trust, Series 2006-2, Class A3C, 1.132%, 9/25/36(b)	318,869
304,636	Sofi Professional Loan Program, LLC, Series 2016-E, Class A1, 1.832%, 7/25/39(a)(b)	306,057
446,471	Structured Asset Investment Loan Trust, Series 2006-1, Class A3, 1.182%, 1/25/36(b)	443,012

	Total Asset Backed Securities (Cost $8,298,029)	8,301,820

Principal Amount		Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 0.0%

$ 10,982	Fannie Mae, Series 2009-114, Class AC, 2.500%, 12/25/23	$10,982

	Total Collateralized Mortgage Obligations (Cost $11,085)	10,982

COMMERCIAL MORTGAGE-BACKED SECURITIES — 11.3%

3,628	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-1, Class AJ, 5.280%, 11/10/42(b)	3,624
250,000	Bear Stearns Commercial Mortgage Securities Trust, Series 2007-T28, Class AM, 5.835%, 9/11/42(b)	253,857
245,967	Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A4, 5.779%, 12/10/49(b)	246,253
120,516	COMM Mortgage Trust, Series 2007-C9, Class A4, 5.808%, 12/10/49(b)	120,957
66,942	Credit Suisse Commercial Mortgage Trust, Series 2007-C3, Class A4, 5.715%, 6/15/39(b)	66,907
351,021	Credit Suisse Commercial Mortgage Trust, Series 2007-C5, Class A4, 5.695%, 9/15/40(b)	352,554
153,957	Credit Suisse Commercial Mortgage Trust, Series 2008-C1, Class A3, 6.062%, 2/15/41(b)	155,684
26,164	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class A2, 1.855%, 4/15/46	26,185
264,041	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-CB20, Class A4, 5.794%, 2/12/51(b)	266,108
314,491	LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A3, 5.866%, 9/15/45(b)	319,209
415,000	LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class AM, 6.167%, 9/15/45(b)	424,174
450,000	Merrill Lynch Mortgage Trust, Series 2008-C1, Class AM, 6.301%, 2/12/51(b)	458,817
315,323	ML-CFC Commercial Mortgage Trust, Series 2007-8, Class A3, 5.861%, 8/12/49(b)	316,662
248,062	ML-CFC Commercial Mortgage Trust, Series 2007-9, Class A4, 5.700%, 9/12/49	250,341
230,713	ML-CFC Commercial Mortgage Trust, Series 2007-7, Class A4, 5.790%, 6/12/50(b)	230,715
450,000	Morgan Stanley Capital I Trust, Series 2007-T27, Class AM, 5.791%, 6/11/42(b)	453,070
360,000	Morgan Stanley Capital I Trust, Series 2008-T29, Class AM, 6.301%, 1/11/43(b)	368,578

265,025	Morgan Stanley Capital I Trust, Series 2007-IQ15, Class A4, 5.942%, 6/11/49(b)	266,680
44,449	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class A3, 3.998%, 3/15/44(a)	45,547

	Total Commercial Mortgage-Backed Securities (Cost $4,814,879)	4,625,922

CORPORATE BONDS — 66.0%

	Automobiles & Components — 5.1%
300,000	American Honda Finance Corp., 1.600%, 2/16/18(a)	300,526

Continued

Sterling Capital Ultra Short Bond Fund
Schedule of Portfolio Investments — (continued)
March 31, 2017 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)

	Automobiles & Components — (continued)
$500,000	Daimler Finance North America, LLC, 2.375%, 8/1/18(a)	$503,600
400,000	Ford Motor Credit Co., LLC, 1.897%, 8/12/19	396,188
250,000	General Motors Financial Co., Inc., 2.400%, 4/10/18	251,277
400,000	Hyundai Capital America, 2.000%, 3/19/18(a)	400,360
250,000	Nissan Motor Acceptance Corp., 1.800%, 3/15/18(a)	249,794

		2,101,745

	Banks — 18.0%
400,000	Bank of America Corp., 2.000%, 1/11/18	401,022
225,000	Bank of Nova Scotia (The), 1.375%, 12/18/17	224,909
250,000	Bank of Tokyo-Mitsubishi UFJ, Ltd. (The), 1.700%, 3/5/18(a)	250,007
300,000	Barclays PLC, 2.000%, 3/16/18	300,189
294,000	Caisse Centrale Desjardins, 1.550%, 9/12/17(a)	294,062
300,000	Capital One NA, BKNT, 1.650%, 2/5/18	299,950
352,000	CIT Group, Inc., 4.250%, 8/15/17	355,080
500,000	Citigroup, Inc., 1.727%, 4/27/18(b)	502,141
300,000	Citizens Bank NA / Providence RI, MTN, 1.600%, 12/4/17	299,837
300,000	Commonwealth Bank of Australia, 1.520%, 3/12/18(a)(b)	300,402
250,000	Compass Bank, BKNT, 1.850%, 9/29/17	249,930
350,000	Fifth Third Bancorp, 2.300%, 3/1/19	352,195
420,000	Goldman Sachs Group, Inc. (The), 5.950%, 1/18/18	433,722
250,000	HSBC Bank USA NA, BKNT, 6.000%, 8/9/17	253,677
250,000	KeyBank NA, BKNT, 1.650%, 2/1/18	250,168
169,000	Macquarie Bank, Ltd., 2.600%, 6/24/19(a)	170,673
250,000	Nordea Bank AB, 1.625%, 5/15/18(a)	249,910
366,000	PNC Bank NA, MTN, 1.600%, 6/1/18	365,650
261,000	Regions Bank/Birmingham AL, BKNT, 2.250%, 9/14/18	261,804
300,000	Royal Bank of Canada, GMTN, 1.400%, 10/13/17	299,914
200,000	Santander UK PLC, GMTN, 1.904%, 8/24/18(b)	201,010
225,000	Sumitomo Mitsui Banking Corp., 1.750%, 1/16/18	225,365
300,000	SunTrust Banks, Inc., 2.350%, 11/1/18	301,931
250,000	Swedbank AB, 1.600%, 3/2/18(a)	249,856
250,000	UBS, GMTN, 1.375%, 8/14/17	250,068

		7,343,472

	Capital Goods — 1.5%
325,000	General Electric Co., GMTN, 1.600%, 11/20/17	325,201
300,000	Roper Technologies, Inc., 1.850%, 11/15/17	300,268

		625,469

	Commercial & Professional Services — 0.7%
275,000	Republic Services, Inc., 3.800%, 5/15/18	281,004

	Consumer Durables & Apparel — 0.7%
260,000	DR Horton, Inc., 3.750%, 3/1/19	266,453

	Consumer Services — 1.2%
185,000	Carnival Corp., 1.875%, 12/15/17	185,256
300,000	ERAC USA Finance, LLC, 6.375%, 10/15/17(a)	307,110

		492,366

Principal Amount		Fair Value
CORPORATE BONDS — (continued)

	Diversified Financials — 7.1%
$250,000	AIG Global Funding, 1.650%, 12/15/17(a)	$250,165
225,000	Ally Financial, Inc., 3.600%, 5/21/18	227,813
325,000	American Express Co., 1.640%, 5/22/18(b)	326,233
500,000	Bear Stearns Cos., LLC (The), 6.400%, 10/2/17	512,015
325,000	Berkshire Hathaway, Inc., 1.184%, 8/6/18(b)	325,279
300,000	BlackRock, Inc., 6.250%, 9/15/17	306,715
200,000	Charles Schwab Corp., MTN (The), 6.375%, 9/1/17	203,974
250,000	International Lease Finance Corp., 3.875%, 4/15/18	254,881
500,000	Morgan Stanley, 1.890%, 1/5/18(b)	501,684

		2,908,759

	Energy — 7.7%
250,000	BP Capital Markets PLC, 1.375%, 11/6/17	249,769
300,000	CNOOC Finance, Ltd., 1.750%, 5/9/18	298,935
350,000	Columbia Pipeline Group, Inc., 2.450%, 6/1/18	351,670
250,000	ConocoPhillips Co., 1.500%, 5/15/18	249,497
300,000	Energy Transfer Partners LP, 2.500%, 6/15/18	301,461
300,000	Enterprise Products Operating, LLC, 6.650%, 4/15/18	314,626
333,000	Kinder Morgan, Inc., 2.000%, 12/1/17	333,243
282,000	National Oilwell Varco, Inc., 1.350%, 12/1/17	281,218
200,000	NuStar Logistics LP, 8.150%, 4/15/18	211,000
250,000	Schlumberger Investment SA, 1.250%, 8/1/17(a)	249,785
140,000	Spectra Energy Capital, LLC, 6.200%, 4/15/18	146,020
150,000	TechnipFMC PLC, 2.000%, 10/1/17(a)	149,948

		3,137,172

	Food, Beverage & Tobacco — 2.6%
250,000	Anheuser-Busch InBev Finance, Inc., 1.250%, 1/17/18	249,777
300,000	Ingredion, Inc., 1.800%, 9/25/17	300,140
250,000	Kraft Heinz Foods Co., 2.000%, 7/2/18	250,621
250,000	Reynolds American, Inc., 2.300%, 8/21/17	250,702

		1,051,240

	Health Care Equipment & Services — 2.2%
579,000	Aetna, Inc., 1.700%, 6/7/18	579,010
300,000	UnitedHealth Group, Inc., 1.400%, 12/15/17	300,002

		879,012

	Insurance — 2.7%
480,000	Pricoa Global Funding I, 1.350%, 8/18/17(a)	479,304
300,000	Reliance Standard Life Global Funding II, 2.150%, 10/15/18(a)	300,901
300,000	Voya Financial, Inc., 2.900%, 2/15/18	302,730

		1,082,935

	Materials — 2.0%
300,000	Ecolab, Inc., 1.550%, 1/12/18	299,987
200,000	Freeport-McMoRan, Inc., 2.300%, 11/14/17	199,000
300,000	Glencore Canada Corp., 5.500%, 6/15/17	302,193

		801,180

	Media — 1.2%
180,000	Cablevision Systems Corp., 7.750%, 4/15/18	187,650
300,000	Interpublic Group of Cos., Inc. (The), 2.250%, 11/15/17	301,007

		488,657

Continued

Sterling Capital Ultra Short Bond Fund
Schedule of Portfolio Investments — (continued)
March 31, 2017 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)

	Pharmaceuticals, Biotechnology & Life Sciences — 2.4%
$415,000	Actavis Funding SCS, 2.200%, 3/12/18(b)	$417,800
300,000	Celgene Corp., 2.125%, 8/15/18	301,208
280,000	Teva Pharmaceutical Finance Netherlands III BV, 1.400%, 7/20/18	278,353

		997,361

	Real Estate — 4.4%
250,000	American Tower Corp., REIT, 4.500%, 1/15/18	255,335
291,000	ERP Operating LP, REIT, 5.750%, 6/15/17	293,489
128,000	National Retail Properties, Inc., REIT, 6.875%, 10/15/17	131,478
300,000	Prologis LP, 4.000%, 1/15/18	303,563
250,000	Realty Income Corp., REIT, 2.000%, 1/31/18	250,424
250,000	WEA Finance, LLC/Westfield UK & Europe Finance PLC, REIT, 1.750%, 9/15/17(a)	250,062
300,000	Welltower Inc., REIT, 4.700%, 9/15/17	303,939

		1,788,290

	Retailing — 1.2%
250,000	Dollar General Corp., 1.875%, 4/15/18	250,234
225,000	Penske Truck Leasing Co. LP / PTL Finance Corp., 3.375%, 3/15/18(a)	228,496

		478,730

	Telecommunication Services — 0.5%
225,000	AT&T, Inc., 1.400%, 12/1/17	224,817

	Transportation — 0.7%
300,000	Ryder System, Inc., MTN, 2.350%, 2/26/19	301,702

	Utilities — 4.1%
212,000	American Electric Power Co., Inc., 1.650%, 12/15/17	211,936
300,000	Dominion Resources, Inc., 1.875%, 12/15/18(a)	299,479
164,000	Duke Energy Florida, LLC, 5.800%, 9/15/17	167,308
175,000	Duke Energy Florida, LLC, 5.650%, 6/15/18	183,288
250,000	Edison International, 3.750%, 9/15/17	252,488
250,000	Pacific Gas & Electric Co., 5.625%, 11/30/17	256,675
300,000	Southern Co. (The), 2.450%, 9/1/18	302,518

		1,673,692

	Total Corporate Bonds (Cost $26,938,454)	26,924,056

Principal Amount		Fair Value
MUNICIPAL BONDS — 1.5%

	Illinois — 0.6%
$250,000	State of Illinois, Public Improvements G.O., Series A (AGM), 5.000%, 6/1/17	$251,575

		251,575

	New Jersey — 0.9%
325,000	New Jersey Economic Development Authority, School Facilities Construction Refunding Revenue, Series AA, 5.000%, 12/15/18	339,160

		339,160

	Total Municipal Bonds (Cost $590,447)	590,735

Shares
MONEY MARKET FUND — 0.5%
201,721	Federated Treasury Obligations Fund, Institutional Shares, 0.570%(c)	201,721

Total Investments — 99.7% (Cost $40,854,615)		40,655,236
Net Other Assets (Liabilities) — 0.3%		139,212

NET ASSETS — 100.0%		$40,794,448

(a)

Rule 144A, Section 4(2) or other security that is restricted as to resale to qualified institutional investors. The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.

(b)

The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of March 31, 2017. The maturity date reflected is the final maturity date.

(c)	Represents the current yield as of report date.

AGM — Assured Guaranty Municipal Corp.

BKNT — Bank Note

G.O. — General Obligation

GMTN — Global Medium Term Note

MTN — Medium Term Note

REIT — Real Estate Investment Trust

STEP — Step Coupon Bond

See accompanying Notes to the Financial Statements.

Sterling Capital Short Duration Bond Fund
Schedule of Portfolio Investments
March 31, 2017 (Unaudited)

Principal Amount		Fair Value
ASSET BACKED SECURITIES — 16.2%

$ 400,000	AmeriCredit Automobile Receivables Trust, Series 2015-4, Class B, 2.110%, 1/8/21	$401,269
825,000	AmeriCredit Automobile Receivables Trust, Series 2016-2, Class B, 2.210%, 5/10/21	826,921
865,000	AmeriCredit Automobile Receivables Trust, Series 2016-4, Class B, 1.830%, 12/8/21	856,150
140,000	Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-R6, Class M1, 3.082%, 7/25/34(a)	139,434
800,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2014-2A, Class A, 2.500%, 2/20/21(b)	803,090
650,000	Capital Auto Receivables Asset Trust, Series 2015-3, Class B, 2.430%, 9/21/20	655,096
750,000	Capital Auto Receivables Asset Trust, Series 2016-3, Class B, 1.890%, 5/20/21	740,166
845,000	Chase Issuance Trust, Series 2016-A4, Class A4, 1.490%, 7/15/22	832,511
343,599	Citicorp Residential Mortgage Trust, Series 2007-2, Class A6, STEP, 5.331%, 6/25/37	352,821
830,993	Citigroup Mortgage Loan Trust, Inc., Series 2005-HE1, Class M3, 1.957%, 5/25/35(a)	811,943
435,000	Countrywide Asset-Backed Certificates, Series 2004-12, Class MV4, 2.407%, 3/25/35(a)	433,453
185,636	Enterprise Fleet Financing, LLC, Series 2014-2, Class A2, 1.050%, 3/20/20(b)	185,385
1,200,000	Enterprise Fleet Financing, LLC, Series 2015-2, Class A3, 2.090%, 2/22/21(b)	1,203,086
253,199	First Franklin Mortgage Loan Trust, Series 2006-FF1, Class 2A3, 1.222%, 1/25/36(a)	252,096
750,000	Hertz Vehicle Financing II L.P., Series 2015-1A, Class A, 2.730%, 3/25/21(b)	748,634
1,000,000	Hertz Vehicle Financing II L.P., Series 2015-3A, Class A, 2.670%, 9/25/21(b)	991,324
486,000	JP Morgan Mortgage Acquisition Corp., Series 2005-OPT2, Class M1, 1.412%, 12/25/35(a)	480,080
748,632	Long Beach Mortgage Loan Trust, Series 2006-WL2, Class 2A3, 1.182%, 1/25/36(a)	740,046
254,235	RASC Trust, Series 2006-EMX1, Class A3, 1.302%, 1/25/36(a)	253,483
178,003	Santander Drive Auto Receivables Trust, Series 2013-5, Class C, 2.250%, 6/17/19	178,480
500,000	Santander Drive Auto Receivables Trust, Series 2015-4, Class B, 2.260%, 6/15/20	502,182
395,055	Sofi Professional Loan Program, LLC, Series 2016-B, Class A1, 2.182%, 6/25/33(a)(b)	401,040
483,833	Sofi Professional Loan Program, LLC, Series 2016-E, Class A1, 1.832%, 7/25/39(a)(b)	486,090
270,000	Wheels SPV 2, LLC, Series 2016-1A, Class A3, 1.870%, 5/20/25(b)	269,305

	Total Asset Backed Securities (Cost $13,543,560)	13,544,085

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.9%

109,296	Countrywide Alternative Loan Trust, Series 2004-22CB, Class 1A1, 6.000%, 10/25/34	112,464
80,672	Fannie Mae, Series 2003-66, Class PA, 3.500%, 2/25/33	82,044
32,780	Fannie Mae, Series 2005-67, Class HG, 5.500%, 1/25/35	34,252

Principal Amount		Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS — (continued)

$ 41,180	Fannie Mae, Series 2009-100, Class PA, 4.500%, 4/25/39	$42,125
50,909	Freddie Mac, Series 2770, Class UE, 4.500%, 3/15/19	52,126
373,319	Ginnie Mae, Series 2013-165, Class PB, 3.000%, 3/20/41	377,451
36,443	PHHMC Trust, Series 2007-6, Class A1, 5.828%, 12/18/37(a)	37,394
43,048	Wells Fargo Mortgage Backed Securities Trust, Series 2007-16, Class 1A1, 6.000%, 12/28/37	44,828

	Total Collateralized Mortgage Obligations (Cost $782,387)	782,684

COMMERCIAL MORTGAGE-BACKED SECURITIES — 10.3%

523,783	Banc of America Commercial Mortgage Trust, Series 2007-5, Class A4, 5.492%, 2/10/51	526,789
9,649	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-1, Class AJ, 5.280%, 11/10/42(a)	9,638
19,294	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-3, Class AM, 4.727%, 7/10/43	19,289
628,675	BCAP, LLC Trust, Series 2013-RR4, Class A4A2, 2.000%, 2/13/51(b)	626,515
627,416	Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class A4, 5.700%, 6/11/50	634,922
70,276	Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A4, 5.779%, 12/10/49(a)	70,358
218,268	COMM Mortgage Trust, Series 2007-C9, Class A4, 5.808%, 12/10/49(a)	219,066
122,728	Credit Suisse Commercial Mortgage Trust, Series 2007-C3, Class A4, 5.715%, 6/15/39(a)	122,663
750,000	DBUBS Mortgage Trust, Series 2011-LC1A, Class B, 5.471%, 11/10/46(a)(b)	824,728
300,000	GS Mortgage Securities Trust, Series 2010-C1, Class B, 5.148%, 8/10/43(b)	320,239
575,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class A2, 3.046%, 4/15/47	586,463
850,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-C20, Class A2, 2.872%, 7/15/47	864,654
490,000	LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class AM, 6.167%, 9/15/45(a)	500,832
406,416	ML-CFC Commercial Mortgage Trust, Series 2007-8, Class A3, 5.861%, 8/12/49(a)	408,142
134,583	ML-CFC Commercial Mortgage Trust, Series 2007-7, Class A4, 5.790%, 6/12/50(a)	134,584
800,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class A2, 3.119%, 8/15/47	818,338
81,501	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class A2, 1.689%, 12/15/48	81,492
640,000	Morgan Stanley Capital I Trust, Series 2008-T29, Class AM, 6.301%, 1/11/43(a)	655,250
583,962	Morgan Stanley Capital I Trust, Series 2008-T29, Class A4, 6.301%, 1/11/43(a)	598,260

Continued

Sterling Capital Short Duration Bond Fund
Schedule of Portfolio Investments — (continued)
March 31, 2017 (Unaudited)

Principal Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)

$ 444,493	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class A3, 3.998%, 3/15/44(b)	$455,472
80,000	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class A2, 3.036%, 5/15/47	81,602

	Total Commercial Mortgage-Backed Securities (Cost $8,877,404)	8,559,296

CORPORATE BONDS — 64.5%

	Automobiles & Components — 3.3%
400,000	American Honda Finance Corp., MTN, 1.650%, 7/12/21	387,630
535,000	Daimler Finance North America, LLC, 2.375%, 8/1/18(b)	538,852
500,000	Ford Motor Credit Co., LLC, 3.200%, 1/15/21	505,355
400,000	General Motors Financial Co., Inc., 2.400%, 4/10/18	402,044
400,000	Hyundai Capital America, 2.500%, 3/18/19(b)	401,372
500,000	Nissan Motor Acceptance Corp., 2.550%, 3/8/21(b)	498,700

		2,733,953

	Banks — 15.5%
525,000	ABN AMRO Bank NV, 2.500%, 10/30/18(b)	528,968
400,000	Australia & New Zealand Banking Group Ltd, 1.923%, 11/23/21(a)(b)	401,498
1,275,000	Bank of America Corp., MTN, 2.151%, 11/9/20	1,263,492
450,000	Bank of Tokyo-Mitsubishi UFJ, Ltd. (The), 1.700%, 3/5/18(b)	450,014
400,000	Barclays Bank PLC, 5.140%, 10/14/20	427,926
550,000	BNP Paribas SA, MTN, 2.400%, 12/12/18	553,210
415,000	Canadian Imperial Bank of Commerce, 1.600%, 9/6/19	411,310
600,000	Capital One NA, BKNT, 1.650%, 2/5/18	599,899
350,000	CIT Group, Inc., 4.250%, 8/15/17	353,063
1,000,000	Citigroup, Inc., 2.550%, 4/8/19	1,009,908
400,000	Citizens Bank NA, BKNT, 2.300%, 12/3/18	401,996
600,000	Compass Bank, BKNT, 1.850%, 9/29/17	599,832
325,000	Fifth Third Bank, MTN, 2.150%, 8/20/18	326,902
575,000	HSBC Bank USA NA, BKNT, 6.000%, 8/9/17	583,458
400,000	ING Bank NV, 2.050%, 8/17/18(b)	400,574
935,000	JPMorgan Chase Bank NA, BKNT, 6.000%, 10/1/17	954,589
500,000	Macquarie Bank, Ltd., 2.350%, 1/15/19(b)	502,255
250,000	Mitsubishi UFJ Financial Group, Inc., 2.180%, 9/13/21(a)	252,383
445,000	MUFG Union Bank NA, 2.625%, 9/26/18	449,638
500,000	National City Corp., 6.875%, 5/15/19	549,139
330,000	Nordea Bank AB, 4.875%, 1/27/20(b)	352,921
485,000	Royal Bank of Canada, GMTN, 2.500%, 1/19/21	488,331
425,000	Santander UK PLC, GMTN, 2.000%, 8/24/18	425,892
275,000	SunTrust Bank, 2.250%, 1/31/20	275,893
400,000	Wells Fargo & Co., 2.500%, 3/4/21	398,855

		12,961,946

	Capital Goods — 1.2%
95,000	Fortive Corp., 1.800%, 6/15/19(b)	94,409
400,000	L3 Technologies, Inc., 5.200%, 10/15/19	428,630

Principal Amount		Fair Value
CORPORATE BONDS — (continued)

	Capital Goods — (continued)
$ 500,000	Roper Technologies, Inc., 3.000%, 12/15/20	$509,397

		1,032,436

	Commercial & Professional Services — 0.9%
350,000	Equifax, Inc., 6.300%, 7/1/17	353,868
400,000	Republic Services, Inc., 3.800%, 5/15/18	408,733

		762,601

	Consumer Durables & Apparel — 0.5%
400,000	D.R. Horton, Inc., 4.000%, 2/15/20	416,168

	Consumer Services — 1.1%
500,000	Carnival Corp., 3.950%, 10/15/20	526,071
400,000	ERAC USA Finance, LLC, 6.375%, 10/15/17(b)	409,480

		935,551

	Diversified Financials — 9.4%
400,000	AerCap Ireland Capital, DAC/AerCap Global Aviation Trust, 4.250%, 7/1/20	416,859
365,000	Ally Financial, Inc., 3.600%, 5/21/18	369,563
440,000	American Express Credit Corp., MTN, 2.200%, 3/3/20	440,666
450,000	Athene Global Funding, 2.875%, 10/23/18(b)	452,634
400,000	Bank of New York Mellon Corp., MTN (The), 2.500%, 4/15/21	401,048
400,000	Blackstone Holdings Finance Co., LLC, 6.625%, 8/15/19(b)	440,538
400,000	Caisse Centrale Desjardins, 1.550%, 9/12/17(b)	400,084
400,000	Credit Suisse AG, 1.700%, 4/27/18	399,471
500,000	GE Capital International Funding Co. Unlimited Co., 2.342%, 11/15/20	502,163
900,000	Goldman Sachs Group, Inc. (The), 6.000%, 6/15/20	996,244
350,000	KKR Group Finance Co., LLC, 6.375%, 9/29/20(b)	393,573
1,200,000	Morgan Stanley, 2.650%, 1/27/20	1,211,448
425,000	Protective Life Global Funding, 1.722%, 4/15/19(b)	420,436
500,000	Ryder System, Inc., MTN, 2.350%, 2/26/19	502,837
500,000	State Street Corp., 4.956%, 3/15/18	514,150

		7,861,714

	Energy — 8.1%
200,000	BP Capital Markets PLC, 1.676%, 5/3/19	199,014
400,000	Chevron Phillips Chemical Co., LLC/Chevron Phillips Chemical Co. LP, 1.700%, 5/1/18(b)	400,104
250,000	Columbia Pipeline Group, Inc., 2.450%, 6/1/18	251,193
225,000	ConocoPhillips, 5.200%, 5/15/18	233,712
500,000	Enbridge Energy Partners LP, Series B, 6.500%, 4/15/18	522,592
500,000	Energy Transfer Partners L.P., 4.150%, 10/1/20	519,203
326,000	EnLink Midstream Partners LP, 2.700%, 4/1/19	326,749
400,000	Kinder Morgan Energy Partners L.P., 5.300%, 9/15/20	432,570
395,000	MPLX L.P., 5.500%, 2/15/23	407,245
400,000	National Oilwell Varco, Inc., 1.350%, 12/1/17	398,890
300,000	NuStar Logistics LP, 8.150%, 4/15/18	316,500
400,000	Pioneer Natural Resources Co., 7.500%, 1/15/20	452,752
450,000	Schlumberger Holdings Corp., 2.350%, 12/21/18(b)	452,980

Continued

Sterling Capital Short Duration Bond Fund
Schedule of Portfolio Investments — (continued)
March 31, 2017 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)

	Energy — (continued)
$425,000	Shell International Finance BV, 1.875%, 5/10/21	$416,231
260,000	Spectra Energy Capital, LLC, 6.200%, 4/15/18	271,180
275,000	Tesoro Corp., 5.375%, 10/1/22	284,625
425,000	Western Gas Partners LP, 2.600%, 8/15/18	427,396
400,000	Williams Partners L.P., 5.250%, 3/15/20	430,375

		6,743,311

	Food & Staples Retailing — 0.3%
250,000	CVS Health Corp., 2.125%, 6/1/21	245,220

	Food, Beverage & Tobacco — 2.1%
415,000	Anheuser-Busch InBev Finance, Inc., 2.650%, 2/1/21	418,121
500,000	Ingredion, Inc., 1.800%, 9/25/17	500,234
450,000	Kraft Heinz Foods Co., 2.000%, 7/2/18	451,118
392,000	Reynolds American, Inc., 3.250%, 6/12/20	402,216

		1,771,689

	Health Care Equipment & Services — 1.5%
450,000	Boston Scientific Corp., 2.650%, 10/1/18	454,440
300,000	Centene Corp., 5.625%, 2/15/21	313,980
500,000	Zimmer Biomet Holdings, Inc., 2.000%, 4/1/18	500,815

		1,269,235

	Insurance — 4.1%
375,000	Alleghany Corp., 5.625%, 9/15/20	412,140
261,000	American International Group, Inc., 2.300%, 7/16/19	261,964
400,000	Chubb INA Holdings, Inc., 2.300%, 11/3/20	401,437
350,000	Guardian Life Global Funding, 2.000%, 4/26/21(b)	341,956
645,000	Jackson National Life Global Funding, 2.300%, 4/16/19(b)	648,285
425,000	New York Life Global Funding, 2.000%, 4/13/21(b)	418,320
500,000	Pricoa Global Funding I, 2.200%, 5/16/19(b)	502,208
450,000	Reliance Standard Life Global Funding II, 2.150%, 10/15/18(b)	451,352

		3,437,662

	Materials — 1.2%
300,000	Freeport-McMoRan, Inc., 2.300%, 11/14/17	298,500
295,000	Glencore Finance Canada, Ltd., 2.700%, 10/25/17(b)	296,183
400,000	Westlake Chemical Corp., 4.625%, 2/15/21(b)	415,398

		1,010,081

	Media — 2.4%
280,000	Cablevision Systems Corp., 7.750%, 4/15/18	291,900
500,000	Charter Communications Operating, LLC / Charter Communications Operating Capital, 3.579%, 7/23/20	514,319
400,000	Interpublic Group of Cos., Inc. (The), 2.250%, 11/15/17	401,343
400,000	Omnicom Group, Inc., 6.250%, 7/15/19	436,499
300,000	Univision Communications, Inc., 6.750%, 9/15/22(b)	314,697

		1,958,758

	Pharmaceuticals, Biotechnology & Life Sciences — 1.9%
250,000	AbbVie, Inc., 2.300%, 5/14/21	246,861

Principal Amount		Fair Value
CORPORATE BONDS — (continued)

	Pharmaceuticals, Biotechnology & Life Sciences — (continued)
$350,000	Actavis Funding SCS, 3.000%, 3/12/20	$355,974
500,000	Celgene Corp., 2.875%, 8/15/20	507,648
250,000	Teva Pharmaceutical Finance Netherlands III BV, 1.700%, 7/19/19	247,150
200,000	Teva Pharmaceutical Finance Netherlands III BV, 2.200%, 7/21/21	193,012

		1,550,645

	Real Estate — 5.6%
400,000	American Tower Corp., REIT, 5.050%, 9/1/20	430,430
400,000	ERP Operating L.P., REIT, 4.750%, 7/15/20	427,888
430,000	HCP, Inc., REIT, 2.625%, 2/1/20	432,613
465,000	iStar, Inc., REIT, 4.000%, 11/1/17	466,163
450,000	Kimco Realty Corp., REIT, MTN, 4.300%, 2/1/18	456,464
500,000	Simon Property Group LP, REIT, 1.500%, 2/1/18(b)	499,593
525,000	Ventas Realty LP/Ventas Capital Corp., REIT, 4.000%, 4/30/19	543,000
420,000	Vornado Realty L.P., REIT, 2.500%, 6/30/19	422,377
600,000	WEA Finance, LLC/Westfield UK & Europe Finance PLC, REIT, 1.750%, 9/15/17(b)	600,148
350,000	Welltower Inc., REIT, 4.700%, 9/15/17	354,595

		4,633,271

	Retailing — 0.7%
575,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 3.375%, 3/15/18(b)	583,934

	Semiconductors & Semiconductor Equipment — 0.7%
555,000	Broadcom Corp. / Broadcom Cayman Finance, Ltd., 2.375%, 1/15/20(b)	554,933

	Software & Services — 0.2%
125,000	DXC Technology Co., 2.875%, 3/27/20(b)	126,047

	Technology Hardware & Equipment — 0.5%
447,000	Harris Corp., 2.700%, 4/27/20	451,111

	Telecommunication Services — 1.4%
400,000	AT&T, Inc., 2.450%, 6/30/20	399,971
500,000	Deutsche Telekom International Finance BV, 2.225%, 1/17/20(b)	498,618
290,000	Sprint Spectrum Co., LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC, 3.360%, 9/20/21(b)	289,275

		1,187,864

	Utilities — 1.9%
500,000	CMS Energy Corp., 8.750%, 6/15/19	570,923
500,000	Dominion Resources, Inc., Series A, 1.875%, 1/15/19	499,438
500,000	Southern Power Co., 2.375%, 6/1/20	499,956

		1,570,317

	Total Corporate Bonds (Cost $53,864,323)	53,798,447

Continued

Sterling Capital Short Duration Bond Fund
Schedule of Portfolio Investments — (continued)
March 31, 2017 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — 1.7%

	California — 0.7%
$ 575,000	University Of California Revenue, Refunding, Taxable, Series AS, 1.490%, 5/15/20	$567,588

	New Jersey — 0.6%
525,000	New Jersey Economic Development Authority, School Facilities Construction Refunding Revenue, Series AA, 5.000%, 12/15/18	547,874

	Puerto Rico — 0.4%
325,000	Puerto Rico Municipal Finance Agency, Public Improvements, G.O., Series A, Callable 5/8/17 @ 100 (AGM, Government GTD), 5.250%, 8/1/18	329,284

	Total Municipal Bonds (Cost $1,447,980)	1,444,746

U.S. TREASURY NOTE — 4.1%
3,475,000	1.250%, 1/31/20	3,452,604

	Total U.S. Treasury Note (Cost $3,444,307)	3,452,604

Shares
PREFERRED STOCKS — 1.1%

	Banks — 0.5%
16,000	U.S. Bancorp, Series G, 6.000%	400,000

	Real Estate — 0.6%
9,950	Chesapeake Lodging Trust, REIT, Series A, 7.750%	250,143
9,861	Terreno Realty Corp., REIT, Series A, 7.750%	250,371

		500,514

	Total Preferred Stocks (Cost $896,051)	900,514

Shares		Fair Value
MONEY MARKET FUND — 0.7%

548,834	Federated Treasury Obligations Fund, Institutional Shares, 0.570%(c)	$548,834

	Total Money Market Fund (Cost $548,834)	548,834

Total Investments — 99.5% (Cost $83,404,846)		83,031,210
Net Other Assets (Liabilities) — 0.5%		424,073

NET ASSETS — 100.0%		$83,455,283

(a)

The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of March 31, 2017. The maturity date reflected is the final maturity date.

(b)

Rule 144A, Section 4(2) or other security that is restricted as to resale to qualified institutional investors. The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.

(c)	Represents the current yield as of report date.

AGM — Assured Guaranty Municipal Corp.

BKNT — Bank Note

G.O. — General Obligation

GMTN — Global Medium Term Note

GTD — Guaranteed

MTN — Medium Term Note

REIT — Real Estate Investment Trust

STEP — Step Coupon Bond

See accompanying Notes to the Financial Statements.

Sterling Capital Intermediate U.S. Government Fund
Schedule of Portfolio Investments
March 31, 2017 (Unaudited)

Principal Amount		Fair Value
ASSET BACKED SECURITIES — 1.3%
	Asset Backed Securities — 1.3%
$228,705	United States Small Business Administration, Series 2015-20G, Class 1, 2.880%, 7/1/35	$230,798
101,509	United States Small Business Administration, Series 2015-20H, Class 1, 2.820%, 8/1/35	102,029

	Total Asset Backed Securities (Cost $330,214)	332,827

COLLATERALIZED MORTGAGE OBLIGATIONS — 4.0%

566,987	Fannie Mae, Series 2010-129, Class NA, 3.500%, 3/25/25	584,583
171,831	Freddie Mac, Series 3644, Class BA, 4.500%, 2/15/29	174,174
246,864	Freddie Mac, Series 4648, Class E, 3.500%, 8/15/43	253,925

	Total Collateralized Mortgage Obligations (Cost $1,004,176)	1,012,682

COMMERCIAL MORTGAGE-BACKED SECURITIES — 4.4%

140,000	Freddie Mac Multifamily Structured Pass Through Certificates, Series K049, Class A2, 3.010%, 7/25/25	141,946
220,000	Freddie Mac Multifamily Structured Pass Through Certificates, Series KS07, Class A2, 2.735%, 9/25/25	217,330
210,000	Freddie Mac Multifamily Structured Pass Through Certificates, Series K060, Class A2, 3.300%, 10/25/26	216,149
210,000	Freddie Mac Multifamily Structured Pass Through Certificates, Series K061, Class A2, 3.347%, 11/25/26	216,958
210,000	Freddie Mac Multifamily Structured Pass Through Certificates, Series K063, Class A2, 3.430%, 1/25/27(a)	218,214
99,907	FRESB Mortgage Trust, Series 2016-SB23, Class A5H, 1.980%, 9/25/36(a)	98,498

	Total Commercial Mortgage-Backed Securities (Cost $1,117,430)	1,109,095

CORPORATE BONDS — 10.9%

	Automobiles & Components — 1.9%
180,000	American Honda Finance Corp., MTN, 1.700%, 2/22/19	179,804
85,000	John Deere Capital Corp., MTN, 2.800%, 9/18/17	85,585
212,000	Toyota Motor Credit Corp., MTN, 1.750%, 5/22/17	212,176

	Banks — 2.6%
200,000	State Street Corp., 2.550%, 8/18/20	202,685
250,000	Toronto-Dominion Bank., GMTN (The), 1.125%, 5/2/17	249,987
200,000	Wells Fargo & Co., GMTN, 2.600%, 7/22/20	201,978

	Diversified Financials — 2.4%
500,000	Morgan Stanley, 2.125%, 4/25/18	501,910

Principal Amount		Fair Value
CORPORATE BONDS — (continued)

	Diversified Financials — (continued)
$100,000	National Rural Utilities Cooperative Finance Corp., MTN, 0.950%, 4/24/17	$99,991

	Energy — 1.8%
250,000	BP Capital Markets PLC, 1.846%, 5/5/17	250,121
200,000	Chevron Corp., 1.345%, 11/15/17	200,014

	Food, Beverage & Tobacco — 1.0%
200,000	Anheuser-Busch InBev Worldwide, Inc., 1.375%, 7/15/17	199,799
50,000	Cargill, Inc., 6.000%, 11/27/17(b)	51,457

	Retailing — 0.6%
170,000	Target Corp., 5.375%, 5/1/17	170,471

	Utilities — 0.6%
150,000	Alabama Power Co., 5.500%, 10/15/17	153,018

	Total Corporate Bonds (Cost $2,747,942)	2,758,996

MORTGAGE-BACKED SECURITIES — 9.4%

	Fannie Mae — 5.5%
789,184	3.587%, 9/1/20, Pool #FN0000	822,352
101,845	5.500%, 1/1/33, Pool #678321	112,979
201,657	4.000%, 12/1/36, Pool #MA2856	213,966
233,689	4.000%, 2/1/37, Pool #MA2914	247,956

		1,397,253

	Freddie Mac — 3.4%
385,885	4.000%, 12/1/35, Pool #C91860	409,491
431,347	3.500%, 6/1/36, Pool #C91875	447,633

		857,124

	Ginnie Mae — 0.5%
138,114	5.000%, 11/20/38, Pool #4283	143,066

	Total Mortgage-Backed Securities (Cost $2,351,508)	2,397,443

MUNICIPAL BONDS — 3.7%
	District of Columbia — 0.6%
145,000	George Washington University (The), 1.827%,
	9/15/17	145,254

	New York — 1.8%
400,000	New York City Water & Sewer System, Build America Bonds, Water Utility Improvements Revenue, Taxable, Series DD, Callable 6/15/20 @ 100, 6.452%, 6/15/41	448,389

	North Carolina — 1.1%
250,000	Durham County, NC, Build America Bonds, Public Improvements G.O., Taxable, Series B, Callable 10/1/20 @ 100, 4.845%, 10/1/29	272,687

	Texas — 0.2%
60,000	Bexar County, TX, Build America Bonds, Public Improvements G.O., Taxable, Series C, Callable 6/15/19 @ 100, 6.628%, 6/15/39	65,998

	Total Municipal Bonds (Cost $933,317)	932,328

U.S. GOVERNMENT AGENCIES — 29.4%

	Fannie Mae — 10.7%
180,000	5.000%, 5/11/17	180,795

Continued

Sterling Capital Intermediate U.S. Government Fund
Schedule of Portfolio Investments — (continued)
March 31, 2017 (Unaudited)

Principal Amount		Fair Value
U.S. GOVERNMENT AGENCIES — (continued)

	Fannie Mae — (continued)
$ 500,000	1.875%, 9/24/26	$464,785
1,000,000	6.250%, 5/15/29	1,338,414
500,000	7.125%, 1/15/30	721,169

		2,705,163

	Federal Farm Credit Bank — 13.2%
3,000,000	4.670%, 2/27/18	3,096,798
250,000	3.480%, 9/11/30	250,007

		3,346,805

	Freddie Mac — 5.5%
500,000	4.875%, 6/13/18	521,461
250,000	1.000%, 1/27/20, STEP	249,917
115,000	1.000%, 1/27/20, STEP	114,867
500,000	2.375%, 1/13/22	509,040

		1,395,285

	Total U.S. Government Agencies (Cost $7,259,742)	7,447,253

U.S. TREASURY NOTES — 36.9%
1,036,360	0.125%, 4/15/19(c)	1,051,578
500,000	1.250%, 4/30/19	499,687
1,000,000	2.125%, 8/31/20	1,015,742
1,000,000	2.000%, 2/28/21	1,008,750
1,000,000	3.125%, 5/15/21	1,052,031
285,000	1.625%, 8/15/22	279,188
535,000	2.000%, 2/15/23	532,244
1,135,000	2.750%, 2/15/24	1,174,459
512,635	0.250%, 1/15/25(c)	508,274
500,000	2.125%, 5/15/25	492,461
280,000	2.000%, 8/15/25	272,650
500,000	2.250%, 11/15/25	495,683
785,000	1.625%, 2/15/26	738,053
250,000	1.500%, 8/15/26	231,328

	Total U.S. Treasury Notes (Cost $9,493,751)	9,352,128

Shares		Fair Value
MONEY MARKET FUND — 1.7%
422,994	Federated Treasury Obligations Fund, Institutional Shares, 0.570%(d)	$422,994

	Total Money Market Fund (Cost $422,994)	422,994

Total Investments — 101.7% (Cost $25,661,074)		25,765,746
Net Other Assets (Liabilities) — (1.7)%		(426,246)

NET ASSETS — 100.0%		$25,339,500

(a)

The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of March 31, 2017. The maturity date reflected is the final maturity date.

(b)

Rule 144A, Section 4(2) or other security that is restricted as to resale to qualified institutional investors. The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.

(c)	Inflation protection security. Principal amount periodically adjusted for inflation.
(d)	Represents the current yield as of report date.

G.O. — General Obligation

GMTN — Global Medium Term Note

MTN — Medium Term Note

STEP — Step Coupon Bond

See accompanying Notes to the Financial Statements.

Sterling Capital Total Return Bond Fund
Schedule of Portfolio Investments
March 31, 2017 (Unaudited)

Principal Amount		Fair Value
ASSET BACKED SECURITIES — 13.5%

$1,835,000	Aegis Asset Backed Securities Trust, Series 2005-5, Class 1A4, 1.332%, 12/25/35(a)	$1,677,856
3,000,000	AmeriCredit Automobile Receivables Trust, Series 2014-4, Class B, 1.870%, 12/9/19	3,008,306
4,120,000	AmeriCredit Automobile Receivables Trust, Series 2015-1, Class B, 1.880%, 3/9/20	4,128,750
4,000,000	AmeriCredit Automobile Receivables Trust, Series 2016-3, Class B, 1.800%, 10/8/21	3,967,486
4,565,000	AmeriCredit Automobile Receivables Trust, Series 2016-4, Class B, 1.830%, 12/8/21	4,518,294
713,326	Argent Securities, Inc. Pass Through Certificates, Series 2005-W3, Class A2D, 1.322%, 11/25/35(a)	697,921
6,400,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2017-1A, Class A, 3.070%, 9/20/23(b)	6,447,793
1,061,000	BA Credit Card Trust, Series 2014-A1, Class A, 1.292%, 6/15/21(a)	1,065,534
2,320,000	Bear Stearns Asset Backed Securities I Trust, Series 2004-BO1, Class M5, 2.382%, 10/25/34(a)	2,347,256
2,500,000	Capital Auto Receivables Asset Trust, Series 2016-3, Class A4, 1.690%, 3/20/21	2,486,815
4,110,000	Capital Auto Receivables Asset Trust, Series 2016-3, Class B, 1.890%, 5/20/21	4,056,111
8,679,000	Capital One Multi-Asset Execution Trust, Series 2016-A1, Class A1, 1.362%, 2/15/22(a)	8,729,346
523,249	CarMax Auto Owner Trust, Series 2013-2, Class A4, 0.840%, 11/15/18	522,942
7,340,000	Chase Issuance Trust, Series 2016-A4, Class A4, 1.490%, 7/15/22	7,231,516
2,478,000	Chase Issuance Trust, Series 2014-A2, Class A2, 2.770%, 3/15/23	2,530,169
2,168,290	Citicorp Residential Mortgage Trust, STEP, Series 2007-2, Class A6, 5.331%, 6/25/37	2,226,487
2,020,000	Countrywide Asset-Backed Certificates, Series 2004-12, Class MV4, 2.407%, 3/25/35(a)	2,012,817
3,210,000	Discover Card Execution Note Trust, Series 2014-A4, Class A4, 2.120%, 12/15/21	3,237,246
6,360,000	Encore Credit Receivables Trust, Series 2005-4, Class M2, 1.422%, 1/25/36(a)	6,234,007
3,075,000	Enterprise Fleet Financing, LLC, Series 2017-1, Class A3, 2.600%, 7/20/22(b)	3,065,355
6,034,000	Ford Credit Auto Owner Trust, Series 2014-2, Class A, 2.310%, 4/15/26(b)	6,085,048
4,200,000	Ford Credit Auto Owner Trust, Series 2015-1, Class A, 2.120%, 7/15/26(b)	4,209,753
1,600,000	GSAMP Trust, Series 2006-SEA1, Class M1, 1.482%, 5/25/36(a)(b)	1,542,007
1,823,520	Home Equity Mortgage Loan Asset-Backed Trust, Series 2005-B, Class M3, 1.472%, 8/25/35(a)	1,764,722
3,000,000	JP Morgan Mortgage Acquisition Corp., Series 2005-OPT1, Class M2, 1.687%, 6/25/35(a)	2,874,658
4,126,931	Long Beach Mortgage Loan Trust, Series 2006-WL2, Class 2A3, 1.182%, 1/25/36(a)	4,079,602
1,099,400	New Century Home Equity Loan Trust, Series 2003-4, Class M1, 2.107%, 10/25/33(a)	1,061,918
3,550,000	Park Place Securities, Inc., Series 2005-WHQ2, Class M2, 1.672%, 5/25/35(a)	3,419,174
2,680,000	RAMP Trust, Series 2005-RZ4, Class M2, 1.482%, 11/25/35(a)	2,588,678

Principal Amount		Fair Value
ASSET BACKED SECURITIES — (continued)

$2,292,440	Santander Drive Auto Receivables Trust, Series 2014-5, Class B, 1.760%, 9/16/19	$2,293,716
2,418,000	Santander Drive Auto Receivables Trust, Series 2015-3, Class B, 2.070%, 4/15/20	2,424,923
8,385,000	Santander Drive Auto Receivables Trust, Series 2015-4, Class B, 2.260%, 6/15/20	8,421,584
3,582,922	Saxon Asset Securities Trust, Series 2004-3, Class M1, 1.882%, 12/26/34(a)	3,303,593
2,509,958	Securitized Asset Backed Receivables, LLC Trust, Series 2005-OP2, Class A2C, 1.302%, 10/25/35(a)	2,487,475
2,074,211	Sofi Professional Loan Program, LLC, Series 2016-E, Class A1, 1.832%, 7/25/39(a)(b)	2,083,887
3,552,805	United States Small Business Administration, Series 2015-20H, Class 1, 2.820%, 8/1/35	3,571,001

	Total Asset Backed Securities (Cost $121,509,563)	122,403,746

COLLATERALIZED MORTGAGE OBLIGATIONS — 6.5%

480,245	Adjustable Rate Mortgage Trust, Series 2004-5, Class 4A1, 3.445%, 4/25/35(a)	464,953
575,421	Banc of America Alternative Loan Trust, Series 2004-10, Class 1CB1, 6.000%, 11/25/34	603,584
2,177,261	Banc of America Funding Trust, Series 2005-B, Class 3A1, 1.208%, 4/20/35(a)	2,073,082
736,611	Banc of America Funding Trust, Series 2006-2, Class 3A1, 6.000%, 3/25/36	754,847
135,895	Banc of America Mortgage Trust, Series 2005-3, Class 1A24, 5.500%, 4/25/35	137,447
97,586	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM2, Class 3CB2, 6.500%, 8/25/19	100,169
622,984	Countrywide Alternative Loan Trust, Series 2004-22CB, Class 1A1, 6.000%, 10/25/34	641,042
160,627	Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-3, Class A4, 5.750%, 4/25/34	163,941
19,567	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-2, Class 4A1, 5.250%, 2/25/20	19,507
498,720	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-1, Class 2A1, 6.500%, 2/25/34	534,209
4,641	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-6, Class 2A3, 5.500%, 7/25/35	4,667
987,272	Fannie Mae, Series 2013-133, Class AV, 4.000%, 12/25/26	1,052,575
1,916,761	Fannie Mae, Series 2014-39, Class VP, 3.000%, 8/25/27	1,959,027
2,476,441	Fannie Mae, Series 2011-38, Class D, 4.500%, 5/25/41	2,685,058
3,160,709	FirstKey Mortgage Trust, Series 2014-1, Class A12, 3.500%, 11/25/44(a)(b)	3,187,626
1,369,302	Freddie Mac, Series 3768, Class V, 4.000%, 11/15/23	1,446,839
2,677,701	Freddie Mac, Series 4387, Class VM, 4.000%, 11/15/25	2,854,554
1,865,049	Freddie Mac, Series 4287, Class V, 4.500%, 10/15/26	2,041,623
384,196	Freddie Mac, Series 4136, Class HZ, 3.500%, 11/15/27	395,490

Continued

Sterling Capital Total Return Bond Fund
Schedule of Portfolio Investments — (continued)
March 31, 2017 (Unaudited)

Principal Amount		Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS — (continued)

$ 2,754,230	Freddie Mac, Series 4331, Class V, 4.000%, 11/15/28	$2,943,837
10,000,000	Freddie Mac, Series -4655, Class GV, 3.500%, 12/15/36	10,243,132
1,743,704	Freddie Mac, Series 3632, Class PK, 5.000%, 2/15/40	1,898,150
2,902,516	Freddie Mac, Series 4077, Class PJ, 3.500%, 11/15/40	3,030,472
500,000	Freddie Mac, Series -3762, Class LN, 4.000%, 11/15/40	530,880
1,802,711	Freddie Mac, Series 4328, Class KD, 3.000%, 8/15/43	1,839,829
8,699,495	Freddie Mac, Series 4648, Class E, 3.500%, 8/15/43	8,948,303
689,351	Ginnie Mae, Series 2008-51, Class PG, 5.000%, 6/20/38	738,888
758,922	MASTR Alternative Loan Trust, Series 2003-5, Class 8A1, 5.500%, 6/25/33	770,872
711,628	MASTR Alternative Loan Trust, Series 2004-13, Class 3A1, 6.500%, 1/25/35	703,858
148,059	MASTR Seasoned Securitization Trust, Series 2005-2, Class 1A1, 5.130%, 10/25/32	147,882
350,412	PHHMC Trust, Series 2007-6, Class A1, 5.828%, 12/18/37(a)	359,558
16,730	RAAC Trust, Series 2004-SP3, Class AI5, 4.890%, 12/25/32(a)	16,932
733,328	RAAC Trust, Series 2004-SP1, Class AI3, STEP, 6.118%, 3/25/34	747,393
732,690	RALI Trust, Series 2005-QR1, Class A, 6.000%, 10/25/34	762,631
370,066	Residential Asset Securitization Trust, Series 2004-IP2, Class 4A, 3.244%, 12/25/34(a)	359,379
855,911	Specialty Underwriting & Residential Finance Trust, Series 2004-AA1, Class 1A1, 5.000%, 10/25/34	858,808
723,576	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 4A1, 3.237%, 6/25/34(a)	718,825
75,889	Wells Fargo Mortgage Backed Securities Trust, Series 2007-3, Class 3A1, 5.500%, 4/25/22	77,382
659,084	Wells Fargo Mortgage Backed Securities Trust, Series 2004-BB, Class A2, 3.077%, 1/25/35(a)	658,687
179,230	Wells Fargo Mortgage Backed Securities Trust, Series 2005-4, Class A4, 5.000%, 4/25/35	180,161
1,218,945	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16, Class 6A3, 3.079%, 10/25/35(a)	1,215,574
138,701	Wells Fargo Mortgage Backed Securities Trust, Series 2007-16, Class 1A1, 6.000%, 12/28/37	144,435

	Total Collateralized Mortgage Obligations (Cost $58,730,454)	59,016,108

COMMERCIAL MORTGAGE-BACKED SECURITIES — 15.4%

2,524,498	Banc of America Commercial Mortgage Trust, Series 2007-5, Class A4, 5.492%, 2/10/51	2,538,986
96,489	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-1, Class AJ, 5.280%, 11/10/42(a)	96,374

Principal Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)

$ 150,491	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-3, Class AM, 4.727%, 7/10/43	$150,457
4,561,124	BCAP, LLC Trust, Series 2013-RR4, Class A4A2, 2.000%, 2/13/51(b)	4,545,460
2,500,000	Bear Stearns Commercial Mortgage Securities Trust, Series 2007-T28, Class AM, 5.835%, 9/11/42(a)	2,538,567
1,767,786	Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class A4, 5.700%, 6/11/50	1,788,936
4,842,000	CD Mortgage Trust, Series 2016-CD2, Class A4, 3.526%, 11/10/49(a)	4,952,034
2,868,000	CFCRE Commercial Mortgage Trust, Series 2016-C7, Class A3, 3.839%, 12/10/54	2,951,925
1,540,000	CFCRE Commercial Mortgage Trust 2016-C4, Series 2016-C4, Class A2, 2.707%, 5/10/58	1,551,897
922,377	Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A4, 5.779%, 12/10/49(a)	923,450
1,500,000	Citigroup Commercial Mortgage Trust, Series 2017, Class P7, 3.712%, 4/1/50	1,544,915
1,000,000	COMM 2012-CCRE1 Mortgage Trust, Series 2012-CR1, Class AM, 3.912%, 5/15/45	1,046,324
3,545,000	COMM Mortgage Trust, Series 2013-CR12, Class A4, 4.046%, 10/10/46	3,768,921
892,000	COMM Mortgage Trust, Series 2014-CR16, Class A4, 4.051%, 4/10/47	945,086
1,208,000	COMM Mortgage Trust, Series 2014-LC17, Class A5, 3.917%, 10/10/47	1,267,206
1,344,000	COMM Mortgage Trust, Series 2014-CR20, Class A4, 3.590%, 11/10/47	1,382,657
656,142	COMM Mortgage Trust, Series 2007-C9, Class A4, 5.808%, 12/10/49(a)	658,543
1,500,000	Commercial Mortgage Loan Trust, Series 2008-LS1, Class ASM, 6.101%, 12/10/49(a)	1,517,715
367,402	Credit Suisse Commercial Mortgage Trust, Series 2007-C3, Class A4, 5.715%, 6/15/39(a)	367,209
707,304	Credit Suisse Commercial Mortgage Trust, Series 2007-C4, Class A4, 5.958%, 9/15/39(a)	710,707
916,046	Credit Suisse Commercial Mortgage Trust, Series 2008-C1, Class A3, 6.062%, 2/15/41(a)	926,321
1,900,000	DBUBS Mortgage Trust, Series 2011-LC1A, Class C, 5.686%, 11/10/46(a)(b)	2,085,280
6,795,000	Freddie Mac Multifamily Structured Pass Through Certificates, Series KS07, Class A2, 2.735%, 9/25/25	6,712,539
10,000,000	Freddie Mac Multifamily Structured Pass Through Certificates, Series -K063, Class A2, 3.430%, 1/25/27(a)	10,391,157
2,547,617	FRESB Mortgage Trust, Series 2016-SB23, Class A5H, 1.980%, 9/25/36(a)	2,511,695
3,000,000	GS Mortgage Securities Trust, Series 2010-C1, Class B, 5.148%, 8/10/43(b)	3,202,394
2,524,000	GS Mortgage Securities Trust, Series 2014-GC24, Class A5, 3.931%, 9/10/47	2,654,676
2,044,000	GS Mortgage Securities Trust, Series 2016-GS4, Class A4, 3.442%, 11/10/49	2,076,692

Continued

Sterling Capital Total Return Bond Fund
Schedule of Portfolio Investments — (continued)
March 31, 2017 (Unaudited)

Principal Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)

$1,702,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A4, 3.648%, 12/15/49(a)	$1,748,333
1,680,000	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C10, Series 2013-C10, Class AS, 3.372%, 12/15/47	1,692,562
1,397,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C23, Class A5, 3.934%, 9/15/47	1,469,849
4,200,000	JPMCC Commercial Mortgage Securities Trust 2017-JP5, Series 2017-JP5, Class A5, 3.723%, 3/15/50	4,339,399
4,000,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2010-C1, Class B, 5.951%, 6/15/43(b)	4,004,128
4,000,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class B, 5.013%, 2/15/46(a)(b)	4,280,873
1,730,000	LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class AM, 6.167%, 9/15/45(a)	1,768,242
4,270,188	Merrill Lynch Mortgage Trust, Series 2008-C1, Class A4, 5.690%, 2/12/51	4,325,182
1,680,000	Merrill Lynch Mortgage Trust, Series 2008-C1, Class AM, 6.301%, 2/12/51(a)	1,712,916
1,051,075	ML-CFC Commercial Mortgage Trust, Series 2007-8, Class A3, 5.861%, 8/12/49(a)	1,055,539
3,058,488	ML-CFC Commercial Mortgage Trust, Series 2007-7, Class A4, 5.790%, 6/12/50(a)	3,058,514
898,236	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A2, 1.970%, 5/15/46	900,697
660,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18, Class A4, 3.923%, 10/15/47	694,367
5,834,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A4, 3.720%, 12/15/49	6,036,662
1,950,000	Morgan Stanley Capital I Trust, Series 2007-T27, Class AM, 5.791%, 6/11/42(a)	1,963,303
3,725,375	Morgan Stanley Capital I Trust, Series 2008-T29, Class A4, 6.301%, 1/11/43(a)	3,816,595
2,355,000	Morgan Stanley Capital I Trust, Series 2008-T29, Class AM, 6.301%, 1/11/43(a)	2,411,116
4,000,000	Morgan Stanley Capital I Trust, Series 2011-C1, Class B, 5.433%, 9/15/47(a)(b)	4,412,856
640,000	Morgan Stanley Capital I Trust, Series 2011-C1, Class C, 5.433%, 9/15/47(a)(b)	694,118
2,225,149	Morgan Stanley Capital I Trust, Series 2007-IQ15, Class A4, 5.942%, 6/11/49(a)	2,239,044
2,562,000	Morgan Stanley Capital I Trust, Series 2016-BNK2, Class A4, 3.049%, 11/15/49	2,515,307
2,500,000	Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A2, 4.393%, 11/15/43(b)	2,646,514
3,156,000	Wells Fargo Commercial Mortgage Trust, Series 2015-P2, Class A4, 3.809%, 12/15/48	3,286,289
2,065,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C37, Class A5, 3.794%, 12/15/49	2,147,559
825,000	WFRBS Commercial Mortgage Trust, Series 2011-C2, Class A4, 4.869%, 2/15/44(a)(b)	892,879
2,000,000	WFRBS Commercial Mortgage Trust, Series 2011-C2, Class B, 5.174%, 2/15/44(a)(b)	2,148,266

Principal Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)

$1,750,000	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class A4, 4.375%, 3/15/44(b)	$1,865,573
1,250,000	WFRBS Commercial Mortgage Trust, Series 2012-C8, Class AS, 3.660%, 8/15/45	1,296,642
3,716,000	WFRBS Commercial Mortgage Trust, Series 2014-C22, Class A5, 3.752%, 9/15/57	3,858,098
1,008,000	WFRBS Commercial Mortgage Trust, Series 2014-C23, Class A5, 3.917%, 10/15/57	1,057,542

	Total Commercial Mortgage-Backed Securities (Cost $143,852,803)	140,147,087

CORPORATE BONDS — 38.2%

	Automobiles & Components — 1.1%
1,238,000	American Axle & Manufacturing, Inc., 6.250%, 4/1/25(b)	1,239,547
1,875,000	Daimler Finance North America, LLC, 1.600%, 8/3/17(b)	1,874,764
1,556,000	Ford Motor Co., 7.450%, 7/16/31	1,962,611
1,939,000	General Motors Financial Co., Inc., 3.200%, 7/13/20	1,972,390
2,083,000	Hyundai Capital America, 2.400%, 10/30/18(b) .	2,089,551
811,000	Lear Corp., 5.375%, 3/15/24	855,771

		9,994,634

	Banks — 6.7%
3,278,000	Associated Banc-Corp, 2.750%, 11/15/19	3,310,714
1,839,000	Bank of America Corp., 2.063%, 1/15/19(a)	1,861,289
4,875,000	Bank of America Corp., MTN, 6.875%, 4/25/18	5,129,636
1,788,000	Bank of America Corp., MTN, 5.875%, 2/7/42	2,150,338
1,970,000	Bank of America Corp., Series K, 8.000%, 7/29/49(a)	2,029,100
1,993,000	Bank of Nova Scotia (The), BKNT, 2.450%, 3/22/21	1,992,366
2,109,000	Barclays PLC, 3.684%, 1/10/23	2,118,995
1,950,000	CIT Group, Inc., 4.250%, 8/15/17	1,967,063
2,500,000	Citigroup, Inc., 2.739%, 5/15/18(a)	2,537,590
3,674,000	Citigroup, Inc., 4.400%, 6/10/25	3,743,501
981,000	Credit Suisse, MTN, 3.625%, 9/9/24	995,826
1,412,000	GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/35	1,491,007
2,785,000	Huntington National Bank (The), 2.000%, 6/30/18	2,792,046
2,904,000	JPMorgan Chase & Co., 3.875%, 9/10/24	2,943,442
3,186,000	JPMorgan Chase & Co., 4.950%, 6/1/45	3,356,649
1,922,000	JPMorgan Chase & Co., Series 1, 7.900%, 12/29/49(a)	1,991,673
2,000,000	KeyBank NA, BKNT, 2.500%, 12/15/19	2,022,578
2,082,000	Mitsubishi UFJ Financial Group, Inc., 2.950%, 3/1/21	2,100,763
500,000	PNC Bank NA, BKNT, 4.875%, 9/21/17	507,761
1,007,000	PNC Bank NA, BKNT, 6.000%, 12/7/17	1,035,638
1,825,000	Prudential Financial, Inc., 8.875%, 6/15/38(a)	1,961,875
2,933,000	Sumitomo Mitsui Financial Group, Inc., 2.934%, 3/9/21	2,957,602
2,592,000	Toronto-Dominion Bank (The), 1.684%, 8/13/19(a)	2,611,803
2,955,000	Toronto-Dominion Bank (The), 3.625%, 9/15/31(a)	2,893,684
1,856,000	Wells Fargo & Co., 1.521%, 9/14/18(a)	1,859,597

Continued

Sterling Capital Total Return Bond Fund
Schedule of Portfolio Investments — (continued)
March 31, 2017 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)

	Banks — (continued)
$2,112,000	Westpac Banking Corp., GMTN, 4.322%, 11/23/31(a)	$2,134,193

		60,496,729

	Capital Goods — 1.6%
1,066,000	Fortive Corp., 4.300%, 6/15/46(b)	1,059,065
2,021,000	General Electric Co., Series D, 5.000%, 12/29/49(a)	2,132,155
2,162,000	Keysight Technologies, Inc., 4.600%, 4/6/27(c)	2,177,679
2,021,000	L3 Technologies, Inc., 3.850%, 12/15/26	2,049,114
2,129,000	Masco Corp., 4.375%, 4/1/26	2,212,478
1,323,000	Roper Technologies, Inc., 3.800%, 12/15/26	1,328,805
1,245,000	SBA Tower Trust, 2.898%, 10/15/19(b)	1,248,868
2,023,000	Textron, Inc., 3.650%, 3/1/21	2,080,666

		14,288,830

	Commercial & Professional Services — 0.8%
1,400,000	Republic Services, Inc., 3.550%, 6/1/22	1,452,076
2,095,000	United Rentals North America, Inc., 5.750%, 11/15/24	2,184,037
1,392,000	Waste Management, Inc., 4.100%, 3/1/45	1,393,205
1,913,000	WPP Finance 2010, 3.625%, 9/7/22	1,951,139

		6,980,457

	Consumer Durables & Apparel — 0.7%
1,807,000	Cintas Corp. No 2, 3.700%, 4/1/27	1,846,429
1,864,000	Hanesbrands, Inc., 4.625%, 5/15/24(b)	1,838,370
2,165,000	NVR, Inc., 3.950%, 9/15/22	2,240,184

		5,924,983

	Consumer Services — 0.3%
2,766,000	Prime Security Services Borrower, LLC / Prime Finance, Inc., 9.250%, 5/15/23(b)	3,032,227

	Diversified Financials — 2.9%
1,928,000	AerCap Ireland Capital, DAC/AerCap Global Aviation Trust, 4.250%, 7/1/20	2,009,261
2,398,000	Ally Financial, Inc., 3.600%, 5/21/18	2,427,975
1,348,000	Arch Capital Finance, LLC, 5.031%, 12/15/46	1,441,775
1,800,000	Athene Global Funding, 2.875%, 10/23/18(b)	1,810,535
1,500,000	Berkshire Hathaway, Inc., 2.750%, 3/15/23	1,500,372
974,000	General Electric Capital Corp., GMTN, 6.875%, 1/10/39	1,383,097
5,110,000	Goldman Sachs Group, Inc. (The), 2.201%, 4/23/20(a)	5,181,632
2,052,000	Goldman Sachs Group, Inc. (The), 6.250%, 2/1/41	2,576,967
768,000	Jefferies Group, LLC, 4.850%, 1/15/27	783,963
5,895,000	Morgan Stanley, MTN, 3.125%, 7/27/26	5,626,630
1,995,000	National Rural Utilities Cooperative Finance Corp., 4.750%, 4/30/43(a)	2,039,887

		26,782,094

	Energy — 4.9%
2,042,000	APT Pipelines, Ltd., 4.250%, 7/15/27(b)	2,069,244
2,090,000	Buckeye Partners LP, 4.150%, 7/1/23	2,135,781
317,000	Continental Resources, Inc., 5.000%, 9/15/22	320,170
2,810,000	Continental Resources, Inc., 4.500%, 4/15/23	2,734,467
1,968,000	Diamondback Energy, Inc., 4.750%, 11/1/24(b)	1,979,611
3,183,000	Enable Midstream Partners L.P., 3.900%, 5/15/24	3,106,360
2,160,000	Energy Transfer Partners LP, 4.750%, 1/15/26	2,225,040
2,540,000	EnLink Midstream Partners LP, 5.050%, 4/1/45	2,391,862

Principal Amount		Fair Value
CORPORATE BONDS — (continued)

	Energy — (continued)
$1,180,000	Enterprise Products Operating, LLC, 5.950%, 2/1/41	$1,348,935
2,500,000	Hess Corp., 4.300%, 4/1/27	2,455,527
2,384,000	HollyFrontier Corp., 5.875%, 4/1/26	2,531,136
2,124,000	MPLX L.P., 5.200%, 3/1/47	2,137,309
2,045,000	Nabors Industries, Inc., 5.500%, 1/15/23(b)	2,087,178
1,860,000	Newfield Exploration Co., 5.750%, 1/30/22	1,973,925
856,000	NuStar Logistics LP, 8.150%, 4/15/18	903,080
1,353,000	Occidental Petroleum Corp., 3.000%, 2/15/27	1,301,604
700,000	Occidental Petroleum Corp., 4.100%, 2/15/47	675,561
1,629,000	Regency Energy Partners LP/Regency Energy Finance Corp., 6.500%, 7/15/21	1,683,031
1,920,000	Sabine Pass Liquefaction, LLC, 5.625%, 3/1/25	2,081,556
1,212,000	Shell International Finance BV, 4.550%, 8/12/43	1,258,283
1,871,000	Spectra Energy Capital, LLC, 8.000%, 10/1/19	2,113,291
2,071,000	Tesoro Corp., 5.375%, 10/1/22	2,143,485
2,607,000	Williams Partners LP, 3.900%, 1/15/25	2,603,525

		44,259,961

	Food & Staples Retailing — 0.3%
2,013,000	Reynolds American, Inc., 5.850%, 8/15/45	2,364,077

	Food, Beverage & Tobacco — 0.7%
2,095,000	Anheuser-Busch InBev Finance, Inc., 4.900%, 2/1/46	2,264,117
2,465,000	Cott Holdings, Inc., 5.500%, 4/1/25(b)	2,508,877
1,970,000	PepsiCo, Inc., 3.450%, 10/6/46	1,782,401

		6,555,395

	Health Care Equipment & Services — 0.6%
1,754,000	Boston Scientific Corp., 3.375%, 5/15/22	1,787,126
2,222,000	Centene Corp., 4.750%, 1/15/25	2,234,510
1,783,000	Medtronic, Inc., 4.375%, 3/15/35	1,869,146

		5,890,782

	Household & Personal Products — 0.2%
1,852,000	Spectrum Brands, Inc., 5.750%, 7/15/25	1,958,490

	Insurance — 4.4%
1,051,000	American Financial Group, Inc., 3.500%, 8/15/26	1,020,276
1,624,000	Aspen Insurance Holdings, Ltd., 4.650%, 11/15/23	1,731,252
3,192,000	CBRE Services, Inc., 5.250%, 3/15/25	3,387,593
1,960,000	Dai-ichi Life Insurance Co., Ltd. (The), 5.100%, 10/29/49(a)(b)	2,067,526
1,750,000	Horace Mann Educators Corp., 4.500%, 12/1/25	1,782,875
2,180,000	KKR Group Finance Co. III, LLC, 5.125%, 6/1/44(b)	2,172,708
1,750,000	Liberty Mutual Group, Inc., 7.800%, 3/15/37(b)	2,012,500
1,081,000	Loews Corp., 3.750%, 4/1/26	1,106,720
2,432,000	Manulife Financial Corp., 4.061%, 2/24/32(a)	2,436,514
288,000	Massachusetts Mutual Life Insurance Co., 8.875%, 6/1/39(b)	467,621
2,000,000	Meiji Yasuda Life Insurance Co., 5.200%, 10/20/45(a)(b)	2,121,000
1,000,000	MetLife, Inc., 7.717%, 2/15/19	1,104,146
1,830,000	Ohio National Life Insurance Co., 6.875%, 6/15/42(b)	2,252,080
1,650,000	Old Republic International Corp., 4.875%, 10/1/24	1,753,092

Continued

Sterling Capital Total Return Bond Fund
Schedule of Portfolio Investments — (continued)
March 31, 2017 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)

	Insurance — (continued)
$1,947,000	Pacific LifeCorp, 5.125%, 1/30/43(b)	$2,098,101
1,450,000	Royal Bank of Scotland Group PLC, 4.700%, 7/3/18	1,485,496
2,049,000	Symetra Financial Corp., 4.250%, 7/15/24	2,056,223
3,140,000	TIAA Asset Management Finance Co., LLC, 2.950%, 11/1/19(b)	3,191,678
1,747,000	Transatlantic Holdings, Inc., 8.000%, 11/30/39	2,311,812
1,100,000	Validus Holdings, Ltd., 8.875%, 1/26/40	1,532,706
1,937,000	XLIT, Ltd., 4.450%, 3/31/25	1,960,180

		40,052,099

	Materials — 1.5%
2,125,000	Freeport-McMoRan, Inc., 2.300%, 11/14/17	2,114,375
2,116,000	Glencore Funding, LLC, 4.125%, 5/30/23(b)	2,156,818
2,225,000	International Paper Co., 4.400%, 8/15/47	2,100,400
1,802,000	Southern Copper Corp., 5.875%, 4/23/45	1,868,441
1,800,000	Teck Resources, Ltd., 3.750%, 2/1/23	1,748,250
1,820,000	West Fraser Timber Co., Ltd., 4.350%, 10/15/24(b)	1,742,148
2,045,000	Westlake Chemical Corp., 5.000%, 8/15/46(b)	2,099,849

		13,830,281

	Media — 1.6%
2,007,000	Cablevision Systems Corp., 5.875%, 9/15/22	2,024,561
3,672,000	Charter Communications Operating, LLC / Charter Communications Operating Capital, 6.484%, 10/23/45	4,227,706
2,365,000	Comcast Corp., 4.200%, 8/15/34	2,411,475
1,942,000	Interpublic Group of Cos., Inc. (The), 4.200%, 4/15/24	2,003,575
1,814,000	Lions Gate Entertainment Corp., 5.875%, 11/1/24(b)	1,882,025
2,038,000	Univision Communications, Inc., 5.125%, 5/15/23(b)	2,012,525

		14,561,867

	Pharmaceuticals, Biotechnology & Life Sciences — 0.8%
2,882,000	AbbVie, Inc., 2.900%, 11/6/22	2,871,193
2,066,000	Celgene Corp., 5.000%, 8/15/45	2,162,513
2,140,000	Quintiles IMS Inc., 4.875%, 5/15/23(b)	2,169,425

		7,203,131

	Real Estate — 4.0%
2,175,000	Alexandria Real Estate Equities, Inc., REIT, 2.750%, 1/15/20	2,181,732
1,137,000	American Tower Corp., REIT, 5.050%, 9/1/20	1,223,496
2,196,000	Brixmor Operating Partnership LP, REIT, 4.125%, 6/15/26	2,209,846
1,950,000	Crown Castle International Corp., REIT, 4.450%, 2/15/26	2,028,562
2,174,000	DDR Corp., REIT, 4.625%, 7/15/22	2,280,876
739,000	Duke Realty LP, REIT, 3.250%, 6/30/26	716,357
2,230,000	GAIF Bond Issuer Pty Ltd., 3.400%, 9/30/26(b)	2,161,911
1,775,000	Goodman Funding Pty, Ltd., REIT, 6.375%, 11/12/20(b)	1,984,514
2,446,000	HCP, Inc., REIT, 4.000%, 6/1/25	2,453,260
1,976,000	Healthcare Trust of America Holdings LP, REIT, 3.700%, 4/15/23	1,981,145
1,622,000	Host Hotels & Resorts LP, REIT, Series D, 3.750%, 10/15/23	1,634,609
709,000	iStar, Inc., REIT, 4.000%, 11/1/17	710,773

Principal Amount		Fair Value
CORPORATE BONDS — (continued)

	Real Estate — (continued)
$ 850,000	iStar, Inc., REIT, 6.000%, 4/1/22	$862,750
1,872,000	Jones Lang LaSalle, Inc., 4.400%, 11/15/22	1,952,326
1,331,000	Kimco Realty Corp., REIT, 3.400%, 11/1/22	1,343,361
550,000	Ontario Teachers’ Cadillac Fairview Properties Trust, 3.875%, 3/20/27(b)	557,990
3,039,000	Physicians Realty L.P., REIT, 4.300%, 3/15/27	3,043,078
639,000	Prologis LP, 3.750%, 11/1/25	652,999
1,154,000	Scentre Group Trust 1 / Scentre Group Trust 2, REIT, 3.750%, 3/23/27(b)	1,159,967
2,635,000	Spirit Realty LP, REIT, 4.450%, 9/15/26(b)	2,598,463
1,875,000	WEA Finance, LLC / Westfield UK & Europe Finance PLC, REIT, 4.750%, 9/17/44(b)	1,831,041
471,000	Welltower, Inc., REIT, 4.950%, 1/15/21	505,149

		36,074,205

	Retailing — 1.0%
1,874,000	Dollar Tree, Inc., 5.750%, 3/1/23	1,995,810
3,455,000	ERAC USA Finance, LLC, 4.200%, 11/1/46(b)	3,141,428
1,291,000	The Home Depot, Inc., 5.875%, 12/16/36	1,633,287
2,027,000	O’Reilly Automotive, Inc., 3.550%, 3/15/26	2,019,899

		8,790,424

	Software & Services — 0.6%
3,160,000	First Data Corp., 5.000%, 1/15/24(b)	3,215,300
500,000	Gartner, Inc., 5.125%, 4/1/25(b)	509,375
1,673,000	Microsoft Corp., 4.750%, 11/3/55	1,793,429

		5,518,104

	Technology Hardware & Equipment — 0.7%
2,163,000	CommScope Technologies, LLC, 5.000%, 3/15/27(b)	2,159,647
1,747,000	Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 6.020%, 6/15/26(b)	1,904,546
2,050,000	Harris Corp., 4.854%, 4/27/35	2,189,890

		6,254,083

	Telecommunication Services — 1.4%
1,717,000	AT&T, Inc., 3.000%, 6/30/22	1,708,063
1,185,000	Crown Castle Towers, LLC, 6.113%, 1/15/20(b)	1,283,074
2,060,000	Level 3 Financing, Inc., 5.625%, 2/1/23	2,132,100
2,714,000	Sprint Spectrum Co., LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC, 3.360%, 9/20/21(b)	2,707,215
5,329,000	Verizon Communications, Inc., 5.012%, 4/15/49(b)	5,175,232

		13,005,684

	Transportation — 0.7%
1,619,000	Burlington Northern Santa Fe, LLC, 4.950%, 9/15/41	1,803,597
2,295,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 4.875%, 7/11/22(b)	2,477,482
2,100,000	Ryder System, Inc., MTN, 2.500%, 5/11/20	2,109,599

		6,390,678

	Utilities — 0.7%
2,275,000	CMS Energy Corp., 4.700%, 3/31/43	2,333,927
2,025,000	Indiana Michigan Power Co., Series K, 4.550%, 3/15/46	2,138,967

Continued

Sterling Capital Total Return Bond Fund
Schedule of Portfolio Investments — (continued)
March 31, 2017 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)

	Utilities — (continued)
$1,903,000	Progress Energy, Inc., 3.150%, 4/1/22	$1,923,284

		6,396,178

	Total Corporate Bonds (Cost $345,458,919)	346,605,393

MORTGAGE-BACKED SECURITIES — 9.2%

	Fannie Mae — 5.0%
11,797	5.000%, 8/1/20, Pool #832058	12,124
50,044	6.000%, 7/1/22, Pool #944967	50,737
88,910	5.000%, 9/1/25, Pool #255892	97,051
1,105,389	4.000%, 2/1/32, Pool #MA0977	1,169,863
2,638,673	4.000%, 6/1/34, Pool #MA1922	2,793,869
87,943	6.500%, 1/1/35, Pool #809198	97,780
2,552,434	4.000%, 3/1/35, Pool #MA2211	2,705,930
51,700	7.000%, 6/1/35, Pool #255820	57,809
132,496	6.500%, 3/1/36, Pool #866062	152,838
113,679	6.500%, 7/1/36, Pool #885493	127,146
1,058,891	5.500%, 8/1/37, Pool #995082	1,184,313
647,325	4.500%, 10/1/39, Pool #AC2645	696,224
475,188	5.000%, 6/1/40, Pool #AD4927	519,614
369,602	5.000%, 6/1/40, Pool #AD8718	404,348
1,265,265	4.500%, 12/1/40, Pool #AH1100	1,359,665
1,002,957	4.500%, 5/1/41, Pool #AI1023	1,079,702
620,563	4.500%, 11/1/41, Pool #AJ4994	668,293
952,104	4.500%, 12/1/41, Pool #AJ7696	1,024,093
2,045,720	3.500%, 6/1/42, Pool #AB5373	2,102,585
2,913,599	3.500%, 5/1/43, Pool #AB9368	2,992,570
1,863,011	3.500%, 5/1/43, Pool #AL3605	1,919,571
3,124,912	3.500%, 8/1/43, Pool #AU0613	3,214,374
1,435,776	4.500%, 11/1/44, Pool #MA2100	1,539,179
2,947,788	4.500%, 1/1/45, Pool #MA2158	3,161,677
4,841,637	4.000%, 3/1/45, Pool #MA2217	5,079,205
3,226,093	4.000%, 6/1/46, Pool #MA2653	3,385,326
5,402,851	4.500%, 7/1/46, Pool #AS7568	5,805,860
2,169,546	4.000%, 11/1/46, Pool #MA2808	2,276,634

		45,678,380

	Freddie Mac — 4.0%
92,396	5.500%, 10/1/21, Pool #G12425	97,906
91,840	5.000%, 12/1/21, Pool #J04025	94,794
141,957	5.000%, 7/1/25, Pool #C90908	154,449
414,342	2.500%, 1/1/28, Pool #J22069	419,305
1,640,521	3.500%, 7/1/30, Pool #G18562	1,712,938
260,859	4.000%, 11/1/31, Pool #C91410	277,163
122,947	5.000%, 3/1/36, Pool #G08115	134,449
4,322,681	4.000%, 4/1/36, Pool #C91874	4,586,522
19,363	6.500%, 5/1/36, Pool #A48509	21,540
6,235,448	3.500%, 6/1/36, Pool #C91875	6,470,882
36,381	5.000%, 7/1/36, Pool #G02291	39,786
3,636,855	3.500%, 8/1/36, Pool #C91888	3,774,183
397,866	6.500%, 9/1/36, Pool #G08152	445,865
6,885,722	3.500%, 11/1/36, Pool #C91906	7,141,467
131,216	5.000%, 2/1/37, Pool #A57714	143,112
151,661	4.500%, 10/1/39, Pool #A89346	162,938
529,842	5.000%, 6/1/40, Pool #C03479	577,607
1,334,772	5.000%, 7/1/40, Pool #A93070	1,455,115
172,101	5.000%, 9/1/40, Pool #C03518	187,760
1,714,284	4.000%, 12/1/42, Pool #G07266	1,805,689
1,294,818	3.500%, 5/1/43, Pool #Q18305	1,330,111
1,095,718	4.000%, 5/1/44, Pool #V81186	1,150,203

Principal Amount		Fair Value
MORTGAGE-BACKED SECURITIES — (continued)

	Freddie Mac — (continued)
$ 523,549	4.000%, 7/1/44, Pool #G08595	$549,582
564,467	4.000%, 9/1/44, Pool #Q28299	592,535
2,520,225	4.000%, 8/1/46, Pool #G08717	2,645,545

		35,971,446

	Ginnie Mae — 0.2%
268,393	5.000%, 2/15/40, Pool #737037	293,416
1,188,884	4.500%, 9/20/40, Pool #4801	1,284,008

		1,577,424

	Total Mortgage-Backed Securities (Cost $83,603,459)	83,227,250

MUNICIPAL BONDS — 7.9%

	Alabama — 0.3%
3,000,000	Alabama Economic Settlement Authority, Economic Imports, Taxable BP - Settlement Revenue, Series B, 4.263%, 9/15/32	3,064,350

	California — 1.7%
1,889,000	California Institute of Technology, 4.283%, 9/1/16	1,593,296
3,700,000	Metropolitan Water District of Southern California, Build America Bonds, Water Utility Improvements Revenue, Callable 7/1/19 @ 100, 6.538%, 7/1/39	4,049,465
2,100,000	Sacramento County Sanitation Districts Financing Authority, Refunding Revenue, Taxable, Series B, 2.810%, 12/1/21	2,147,481
1,285,000	State of California, Build America Bonds, School Improvements G.O., 7.625%, 3/1/40	1,876,640
4,050,000	University of California, Limited Project, Refunding Revenue, Taxable, Series J, 3.359%, 5/15/25	4,160,565
1,850,000	University of California, Univ. & College Improvements, Taxable Revenue, Series AN, 3.338%, 5/15/22	1,925,110

		15,752,557

	Connecticut — 0.4%
3,000,000	State of Connecticut Special Tax Revenue, Build America Bonds, Transition Infrastructure, Series B, 4.126%, 11/1/20	3,168,600

	District of Columbia — 0.2%
1,835,000	George Washington University (The), Series 2012, 3.485%, 9/15/22	1,888,663

	Hawaii — 0.1%
750,000	State Of Hawaii, Public Improvements G.O., Taxable, Series FJ, 1.921%, 10/1/22	726,757

	Illinois — 0.3%
3,130,000	State Of Illinois, Public Improvements, Taxable Revenue, Series B, 2.620%, 6/15/26	2,950,839

	Kentucky — 0.3%
2,900,000	Lexington-Fayette Urban County Airport Board, Taxable Revenue, Series C, 2.450%, 7/1/23	2,889,154

	New Jersey — 0.3%
1,335,000	New Jersey Economic Development Authority, Advance Refunding Revenue, Series B, 5.000%, 11/1/19	1,407,971

Continued

Sterling Capital Total Return Bond Fund
Schedule of Portfolio Investments — (continued)
March 31, 2017 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	New Jersey — (continued)
$1,305,000	New Jersey Economic Development Authority, School Facilities Construction, Refunding Revenue, Series 00, 1.648%, 3/1/18	$1,298,619

		2,706,590

	New York — 1.4%
6,575,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Public Improvements, Taxable Revenue, Series B-3, 2.770%, 8/1/28	6,179,514
1,255,000	New York State Dormitory Authority, Health Department, Current Refunding Revenue Bonds, Series A, 3.000%, 7/1/17	1,261,928
2,000,000	New York State Dormitory Authority, Public Improvements, Taxable Revenue, Series D, 2.550%, 3/15/21	2,028,340
750,000	New York State Environmental Facilities Corp., State Revolving Funds, Refunding Revenue, Taxable, Series C, 2.445%, 6/15/20	755,055
900,000	New York State Environmental Facilities Corp., State Revolving Funds, Refunding Revenue, Taxable, Series C, 2.745%, 6/15/22	899,766
1,640,000	New York, NY, Build America Bonds, Public Improvements G.O., 4.874%, 3/1/21	1,783,139

		12,907,742

	North Carolina — 0.5%
2,600,000	Duke University, 3.299%, 10/1/46	2,304,068
2,000,000	Wake Forest University Baptist Medical Center, 3.093%, 6/1/26	1,917,172

		4,221,240

	Ohio — 0.6%
5,658,000	Premier Health Partners, Series G, 2.911%, 11/15/26	5,203,018

	Pennsylvania — 0.8%
1,005,000	Commonwealth Financing Authority, School Improvements, Taxable Revenue, Series A, 4.014%, 6/1/33	999,844
4,375,000	Lehigh University, 3.479%, 11/15/46	3,876,014
2,260,000	Philadelphia Authority for Industrial Development, Refunding Revenue, Taxable, 3.664%, 4/15/22	2,256,655

		7,132,513

	Tennessee — 0.4%
3,450,000	Metropolitan Government Nashville & Davidson County Health & Educational, Vanderbilt University & College Improvements, Taxable, Refunding Revenue, 2.790%, 10/1/28	3,287,747

	Texas — 0.6%
4,100,000	New Hope Cultural Education Facilities Finance Corp., Texas A&M University Cain Hall Red & College Improvements, Taxable Revenue, 1.806%, 4/1/21	4,013,080

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	Texas — (continued)
$ 1,500,000	Texas Transportation Commission State Highway, Highway Improvements, Series A, 4.000%, 10/1/17	$1,524,165

		5,537,245

	Total Municipal Bonds (Cost $72,885,353)	71,437,015

U.S. TREASURY BONDS — 3.1%

22,159,300	3.125%, 2/15/43	22,599,029
5,774,944	0.750%, 2/15/45(d)	5,497,331

	Total U.S. Treasury Bonds (Cost $28,279,420)	28,096,360

U.S. TREASURY NOTES — 4.1%

12,291,722	0.375%, 7/15/25(d)	12,323,139
9,824,400	1.500%, 8/15/26	9,090,635
14,613,400	3.500%, 2/15/39	16,083,303

	Total U.S. Treasury Notes (Cost $37,106,953)	37,497,077

Shares

PREFERRED STOCKS — 0.4%

	Banks — 0.2%
65,135	US Bancorp, Series F, 6.500%	1,866,769

	Real Estate — 0.2%
72,800	Chesapeake Lodging Trust, REIT, Series A, 7.750%	1,830,192

	Total Preferred Stocks (Cost $3,569,061)	3,696,961

MONEY MARKET FUND — 1.6%

14,301,256	Federated Treasury Obligations Fund, Institutional Shares, 0.570%(e)	14,301,256

	Total Money Market Fund (Cost $14,301,256)	14,301,256

Total Investments — 99.9% (Cost $909,297,241)		906,428,253
Net Other Assets (Liabilities) — 0.1%		663,893

NET ASSETS — 100.0%		$907,092,146

Continued

Sterling Capital Total Return Bond Fund
Schedule of Portfolio Investments — (continued)
March 31, 2017 (Unaudited)

(a)

The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of March 31, 2017. The maturity date reflected is the final maturity date.

(b)

Rule 144A, Section 4(2) or other security that is restricted as to resale to qualified institutional investors. The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.

(c)	Represents securities purchased on a when-issued basis. At March 31, 2017, total cost of investments purchased on a when-issued basis was $2,159,254.
(d)	Inflation protection security. Principal amount periodically adjusted for inflation.
(e)	Represents the current yield as of report date.

BKNT — Bank Note
G.O. — General Obligation
GMTN — Global Medium Term Note
MTN — Medium Term Note
REIT — Real Estate Investment Trust
STEP — Step Coupon Bond

See accompanying Notes to the Financial Statements.

Sterling Capital Corporate Fund
Schedule of Portfolio Investments
March 31, 2017 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — 96.9%

	Automobiles & Components — 1.6%
$ 76,000	American Axle & Manufacturing, Inc., 6.250%, 4/1/25(a)	$76,095
78,000	General Motors Financial Co., Inc., 3.200%, 7/13/20	79,343
250,000	Hyundai Capital America, 2.000%, 3/19/18(a)	250,225
68,000	Lear Corp., 5.375%, 3/15/24	71,754

		477,417

	Banks — 16.2%
200,000	Associated Banc-Corp, 2.750%, 11/15/19	201,996
750,000	Bank of America Corp., GMTN, 3.300%, 1/11/23	754,654
375,000	Bank of America Corp., Series K, 8.000%,(b)(c)	386,250
233,000	Bank of Nova Scotia (The), BKNT, 2.450%, 3/22/21	232,926
200,000	Barclays PLC, 3.684%, 1/10/23	200,948
335,000	CIT Group, Inc., 4.250%, 8/15/17	337,931
235,000	Citigroup, Inc., 2.650%, 10/26/20	236,522
400,000	Citigroup, Inc., 4.400%, 6/10/25	407,567
475,000	JPMorgan Chase & Co., 3.875%, 9/10/24	481,451
370,000	JPMorgan Chase & Co., Series 1, 7.900%,(b)(c)	383,413
225,000	KeyCorp, MTN, 5.100%, 3/24/21	245,540
157,000	Morgan Stanley, GMTN, 6.625%, 4/1/18	164,329
255,000	National City Corp., 6.875%, 5/15/19	280,061
145,000	Prudential Financial, Inc., 8.875%, 6/15/38(c)	155,875
307,000	Toronto-Dominion Bank (The), 3.625%, 9/15/31(c)	300,630
150,000	US Bancorp, MTN, 2.950%, 7/15/22	151,433

		4,921,526

	Capital Goods — 5.9%
327,000	General Electric Co., Series D, 5.000%,(b)(c)	344,985
228,000	Keysight Technologies, Inc., 4.600%, 4/6/27(d)	229,653
219,000	L3 Technologies, Inc., 3.850%, 12/15/26	222,046
210,000	Masco Corp., 4.375%, 4/1/26	218,234
115,000	Roper Technologies, Inc., 2.800%, 12/15/21	115,130
300,000	SBA Tower Trust, 2.898%, 10/15/19(a)	300,932
345,000	Textron, Inc., 3.650%, 3/1/21	354,834

		1,785,814

	Commercial & Professional Services — 1.6%
179,000	Prime Security Services Borrower, LLC / Prime Finance, Inc., 9.250%, 5/15/23(a)	196,229
147,000	United Rentals North America, Inc., 5.750%, 11/15/24	153,248
135,000	Waste Management, Inc., 4.600%, 3/1/21	145,396

		494,873

	Consumer Durables & Apparel — 2.0%
150,000	Hanesbrands, Inc., 4.625%, 5/15/24(a)	147,937
230,000	Mohawk Industries, Inc., 3.850%, 2/1/23	235,674
220,000	NVR, Inc., 3.950%, 9/15/22	227,640

		611,251

	Diversified Financials — 11.9%
249,000	AerCap Ireland Capital, DAC/AerCap Global Aviation Trust, 4.250%, 7/1/20	259,495
360,000	Ally Financial, Inc., 3.600%, 5/21/18	364,500
190,000	Ares Finance Co., LLC, 4.000%, 10/8/24(a)	177,932
350,000	Athene Global Funding, 2.875%, 10/23/18(a)	352,049

Principal Amount		Fair Value
CORPORATE BONDS — (continued)

	Diversified Financials — (continued)
$210,000	Blackstone Holdings Finance Co., LLC, 6.625%, 8/15/19(a)	$231,283
385,000	Capital One Financial Corp., 3.200%, 2/5/25	372,792
224,000	Carlyle Holdings Finance, LLC, 3.875%, 2/1/23(a)	227,543
270,000	Goldman Sachs Group, Inc. (The), 2.201%, 4/23/20(c)	273,785
315,000	Goldman Sachs Group, Inc. (The), 3.625%, 1/22/23	322,918
378,000	Goldman Sachs Group, Inc. (The), 4.250%, 10/21/25	385,299
60,000	Jefferies Group, LLC, 4.850%, 1/15/27	61,247
200,000	KKR Group Finance Co., LLC, 6.375%, 9/29/20(a)	224,899
210,000	Nationwide Financial Services, Inc., 5.375%, 3/25/21(a)	228,598
146,000	Ryder System, Inc., MTN, 2.350%, 2/26/19	146,828

		3,629,168

	Energy — 13.7%
150,000	APT Pipelines, Ltd., 4.250%, 7/15/27(a)	152,001
210,000	Buckeye Partners LP, 2.650%, 11/15/18	211,005
250,000	Columbia Pipeline Group, Inc., 3.300%, 6/1/20	254,763
12,000	Continental Resources, Inc., 5.000%, 9/15/22	12,120
184,000	Continental Resources, Inc., 4.500%, 4/15/23	179,054
189,000	Diamondback Energy, Inc., 4.750%, 11/1/24(a)	190,115
223,000	Enable Midstream Partners L.P., 3.900%, 5/15/24	217,631
180,000	Energy Transfer Partners LP, 4.750%, 1/15/26	185,420
225,000	Hess Corp., 4.300%, 4/1/27	220,997
147,000	HollyFrontier Corp., 5.875%, 4/1/26	156,073
213,000	MPLX L.P., 4.125%, 3/1/27	212,077
145,000	Nabors Industries, Inc., 5.500%, 1/15/23(a)	147,991
150,000	Newfield Exploration Co., 5.750%, 1/30/22	159,188
303,000	NuStar Logistics LP, 4.750%, 2/1/22	297,698
235,000	Regency Energy Partners LP/Regency Energy Finance Corp., 6.500%, 7/15/21	242,794
137,000	Sabine Pass Liquefaction, LLC, 5.625%, 3/1/25	148,528
200,000	Schlumberger Holdings Corp., 3.000%, 12/21/20(a)	204,505
305,000	Spectra Energy Capital, LLC, 8.000%, 10/1/19	344,497
146,000	Tesoro Corp., 5.375%, 10/1/22	151,110
243,000	Western Gas Partners LP, 4.000%, 7/1/22	249,545
230,000	Williams Partners LP, 3.900%, 1/15/25	229,693

		4,166,805

	Food, Beverage & Tobacco — 1.4%
225,000	Anheuser-Busch InBev Finance, Inc., 3.300%, 2/1/23	229,007
185,000	Cott Holdings, Inc., 5.500%, 4/1/25(a)	188,293

		417,300

	Health Care Equipment & Services — 1.1%
190,000	Boston Scientific Corp., 3.375%, 5/15/22	193,588
148,000	Centene Corp., 4.750%, 1/15/25	148,833

		342,421

	Household & Personal Products — 0.5%
138,000	Spectrum Brands, Inc., 5.750%, 7/15/25	145,935

	Insurance — 11.4%
255,000	Alleghany Corp., 4.950%, 6/27/22	279,639

Continued

Sterling Capital Corporate Fund
Schedule of Portfolio Investments — (continued)
March 31, 2017 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)

	Insurance — (continued)
$115,000	American Financial Group, Inc., 3.500%, 8/15/26	$111,638
260,000	Aspen Insurance Holdings, Ltd., 4.650%, 11/15/23	277,171
280,000	CBRE Services, Inc., 5.250%, 3/15/25	297,157
303,000	Horace Mann Educators Corp., 4.500%, 12/1/25	308,692
245,000	Liberty Mutual Group, Inc., 4.250%, 6/15/23(a)	257,303
475,000	Morgan Stanley, GMTN, 3.700%, 10/23/24	481,827
255,000	Old Republic International Corp., 4.875%, 10/1/24	270,932
200,000	Pacific LifeCorp, 6.000%, 2/10/20(a)	217,104
165,000	Royal Bank of Scotland Group PLC, 4.700%, 7/3/18	169,039
270,000	Symetra Financial Corp., 4.250%, 7/15/24	270,952
224,000	TIAA Asset Management Finance Co., LLC, 2.950%, 11/1/19(a)	227,687
295,000	XLIT, Ltd., 4.450%, 3/31/25	298,530

		3,467,671

	Materials — 3.4%
183,000	Celanese U.S. Holdings, LLC, 5.875%, 6/15/21	201,914
140,000	FMC Corp., 3.950%, 2/1/22	143,834
146,000	Glencore Funding, LLC, 4.125%, 5/30/23(a)	148,816
148,000	Teck Resources, Ltd., 3.750%, 2/1/23	143,745
250,000	West Fraser Timber Co., Ltd., 4.350%, 10/15/24(a)	239,306
155,000	Westlake Chemical Corp., 4.875%, 5/15/23(a)	161,355

		1,038,970

	Media — 4.2%
164,000	Cablevision Systems Corp., 5.875%, 9/15/22	165,435
350,000	Charter Communications Operating, LLC / Charter Communications Operating Capital, 4.464%, 7/23/22	369,086
110,000	Comcast Cable Communications Holdings, Inc., 9.455%, 11/15/22(e)	146,674
240,000	ERAC USA Finance, LLC, 2.800%, 11/1/18(a)	242,921
150,000	Interpublic Group of Cos., Inc. (The), 3.750%, 2/15/23	152,181
62,000	Lions Gate Entertainment Corp., 5.875%, 11/1/24(a)	64,325
147,000	Univision Communications, Inc., 5.125%, 5/15/23(a)	145,163

		1,285,785

	Pharmaceuticals, Biotechnology & Life Sciences — 1.0%
295,000	Quintiles IMS Inc., 4.875%, 5/15/23(a)	299,056

	Real Estate — 11.8%
192,000	Alexandria Real Estate Equities, Inc., REIT, 4.600%, 4/1/22	203,992
300,000	American Tower Corp., REIT, 5.050%, 9/1/20	322,822
141,000	Brixmor Operating Partnership LP, REIT, 4.125%, 6/15/26	141,889
204,000	DDR Corp., REIT, 4.625%, 7/15/22	214,029
218,000	GAIF Bond Issuer Pty Ltd., 3.400%, 9/30/26(a)	211,344
300,000	Goodman Funding Pty, Ltd., REIT, 6.375%, 11/12/20(a)(e)	335,411
200,000	HCP, Inc., REIT, 4.000%, 6/1/25	200,594

Principal Amount		Fair Value
CORPORATE BONDS — (continued)

	Real Estate — (continued)
$230,000	Healthcare Trust of America Holdings LP, REIT, 3.375%, 7/15/21	$233,260
233,000	Host Hotels & Resorts LP, REIT, Series D, 3.750%, 10/15/23	234,811
109,000	iStar, Inc., REIT, 4.000%, 11/1/17	109,273
130,000	iStar, Inc., REIT, 6.000%, 4/1/22	131,950
233,000	Jones Lang LaSalle, Inc., 4.400%, 11/15/22	242,998
208,000	Kimco Realty Corp. REIT, 3.400%, 11/1/22	209,932
189,000	Physicians Realty L.P., REIT, 4.300%, 3/15/27	189,254
79,000	Prologis LP, 3.750%, 11/1/25	80,731
106,000	Scentre Group Trust 1 / Scentre Group Trust 2, REIT, 3.750%, 3/23/27(a)	106,548
281,000	Spirit Realty LP, REIT, 4.450%, 9/15/26(a)	277,104
145,000	Vornado Realty L.P., REIT, 2.500%, 6/30/19	145,821

		3,591,763

	Retailing — 1.3%
155,000	Dollar Tree, Inc., 5.750%, 3/1/23	165,075
220,000	O’Reilly Automotive, Inc., 3.550%, 3/15/26	219,229

		384,304

	Software & Services — 0.7%
227,000	First Data Corp., 5.000%, 1/15/24(a)	230,973

	Technology Hardware & Equipment — 0.6%
157,000	Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 6.020%, 6/15/26(a)	171,158

	Telecommunication Services — 4.2%
105,000	AT&T, Inc., 3.000%, 6/30/22	104,453
145,000	CommScope Technologies, LLC, 5.000%, 3/15/27(a)	144,775
300,000	Crown Castle Towers, LLC, 6.113%, 1/15/20(a)(e)	324,829
175,000	Level 3 Financing, Inc., 5.625%, 2/1/23	181,125
205,000	Sprint Spectrum Co., LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC, 3.360%, 9/20/21(a)	204,488
277,000	Verizon Communications, Inc., 5.150%, 9/15/23	304,866

		1,264,536

	Transportation — 0.9%
250,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 4.875%, 7/11/22(a)	269,878

	Utilities — 1.5%
200,000	Dominion Resources, Inc., 5.200%, 8/15/19	213,701
235,000	Southern Co. (The), 2.750%, 6/15/20	236,997

		450,698

	Total Corporate Bonds (Cost $29,160,699)	29,447,302

Continued

Sterling Capital Corporate Fund
Schedule of Portfolio Investments — (continued)
March 31, 2017 (Unaudited)

Shares		Fair Value
PREFERRED STOCKS — 0.5%

	Real Estate — 0.5%
5,675	Chesapeake Lodging Trust, REIT, Series A, 7.750%	$142,670

	Total Preferred Stocks (Cost $144,697)	142,670

MONEY MARKET FUND — 2.3%

702,821	Federated Treasury Obligations Fund, Institutional Shares, 0.570%(f)	702,821

	Total Money Market Fund (Cost $702,821)	702,821

Total Investments — 99.7% (Cost $30,008,217)		30,292,793
Net Other Assets (Liabilities) — 0.3%		84,374

NET ASSETS — 100.0%		$30,377,167

(a)

Rule 144A, Section 4(2) or other security that is restricted as to resale to qualified institutional investors. The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.

(b)	Security is perpetual in nature and has no stated maturity date.
(c)

The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of March 31, 2017. The maturity date reflected is the final maturity date.

(d)	Represents securities purchased on a when-issued basis. At March 31, 2017, total cost of investments purchased on a when-issued basis was $227,710.
(e)	Represents that all or a portion of the security was pledged as collateral for securities purchased on a when-issued basis.
(f)	Represents the current yield as of report date.

BKNT — Bank Note

GMTN — Global Medium Term Note

MTN — Medium Term Note

REIT — Real Estate Investment Trust

See accompanying Notes to the Financial Statements.

Sterling Capital Securitized Opportunities Fund
Schedule of Portfolio Investments
March 31, 2017 (Unaudited)

Principal Amount		Fair Value
ASSET BACKED SECURITIES — 22.2%

$565,000	Aegis Asset Backed Securities Trust, Series 2005-5, Class 1A4, 1.332%, 12/25/35(a)	$516,615
400,000	AmeriCredit Automobile Receivables Trust, Series 2016-4, Class B, 1.830%, 12/8/21	395,908
224,188	Argent Securities, Inc. Pass Through Certificates, Series 2005-W3, Class A2D, 1.322%, 11/25/35(a)	219,347
400,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2017-1A, Class A, 3.070%, 9/20/23(b)	402,987
300,000	Bear Stearns Asset Backed Securities I Trust, Series 2004-BO1, Class M5, 2.382%, 10/25/34(a)	303,524
165,220	Bear Stearns Asset Backed Securities I Trust 2004-HE11, Series 2004-HE11, Class M2, 2.557%, 12/25/34(a)	162,030
350,000	Capital Auto Receivables Asset Trust, Series 2015-3, Class B, 2.430%, 9/21/20	352,744
450,000	Citibank Credit Card Issuance Trust, Series 2007-A3, Class A3, 6.150%, 6/15/39	587,254
210,379	Citicorp Residential Mortgage Trust, STEP, Series 2007-2, Class A6, 5.331%, 6/25/37	216,026
640,000	Encore Credit Receivables Trust, Series 2005-4, Class M2, 1.422%, 1/25/36(a)	627,321
15,000	Ford Credit Auto Owner Trust, Series 2014-B, Class C, 1.950%, 2/15/20	15,045
500,000	GSAMP Trust, Series 2006-SEA1, Class M1, 1.482%, 5/25/36(a)(b)	481,877
460,000	Home Equity Asset Trust, Series 2005-7, Class M1, 1.432%, 1/25/36(a)	444,926
200,000	Home Equity Asset Trust, Series 2005-8, Class M1, 1.412%, 2/25/36(a)	197,785
500,000	JP Morgan Mortgage Acquisition Corp., Series 2005-OPT1, Class M2, 1.687%, 6/25/35(a)	479,110
246,260	Long Beach Mortgage Loan Trust, Series 2006-WL2, Class 2A3, 1.182%, 1/25/36(a)	243,436
336,980	Morgan Stanley Home Equity Loan Trust, Series 2005-3, Class M2, 1.687%, 8/25/35(a)	329,833
500,000	New Century Home Equity Loan Trust, Series 2005-4, Class M2, 1.492%, 9/25/35(a)	484,471
450,000	Park Place Securities, Inc., Series 2005-WHQ2, Class M2, 1.672%, 5/25/35(a)	433,417
387,430	Park Place Securities, Inc. Pass Through Certificates, Series 2005-WCW3, Class M1, 1.462%, 8/25/35(a)	378,522
320,000	RAMP Trust, Series 2005-RZ4, Class M2, 1.482%, 11/25/35(a)	309,096
525,000	Santander Drive Auto Receivables Trust, Series 2015-4, Class C, 2.970%, 3/15/21	531,953
221,111	Saxon Asset Securities Trust, Series 2004-3, Class M1, 1.882%, 12/26/34(a)	203,873
274,498	Securitized Asset Backed Receivables, LLC Trust, Series 2005-OP2, Class A2C, 1.302%, 10/25/35(a)	272,039
227,951	United States Small Business Administration, Series 2010-20D, Class 1, 4.360%, 4/1/30	243,157
457,410	United States Small Business Administration, Series 2015-20G, Class 1, 2.880%, 7/1/35	461,598

	Total Asset Backed Securities (Cost $9,057,142)	9,293,894

Principal Amount		Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 20.8%

$145,743	Banc of America Alternative Loan Trust, Series 2004-10, Class 1CB1, 6.000%, 11/25/34	$152,876
374,217	Banc of America Funding Trust, Series 2005-B, Class 3A1, 1.208%, 4/20/35(a)	356,311
90,596	Banc of America Mortgage Trust, Series 2005-3, Class 1A24, 5.500%, 4/25/35	91,631
107,316	Citicorp Mortgage Securities, Inc., Series 2005-1, Class 1A4, 5.500%, 2/25/35	109,127
97,342	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM2, Class 3CB2, 6.500%, 8/25/19	99,919
163,943	Countrywide Alternative Loan Trust, Series 2004-22CB, Class 1A1, 6.000%, 10/25/34	168,695
96,376	Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-3, Class A4, 5.750%, 4/25/34	98,365
25,553	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-2, Class 4A1, 5.250%, 2/25/20	25,474
192,929	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-1, Class 2A1, 6.500%, 2/25/34	206,658
2,812	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-6, Class 2A3, 5.500%, 7/25/35	2,828
12,746	Fannie Mae, Series 2003-19, Class AR, 5.500%, 3/25/33	14,234
180,000	Fannie Mae, Series 2011-131, Class PB, 4.500%, 12/25/41	198,718
443,000	Fannie Mae, Series 2013-2, Class LB, 3.000%, 2/25/43	417,114
451,000	Fannie Mae, Series 2013-30, Class PY, 3.000%, 4/25/43	445,285
186,487	FirstKey Mortgage Trust, Series 2014-1, Class A12, 3.500%, 11/25/44(a)(b)	188,075
33,041	Freddie Mac, Series 4079, Class WV, 3.500%, 3/15/27	34,113
195,000	Freddie Mac, Series -4097, Class CU, 1.500%, 8/15/27	169,561
330,438	Freddie Mac, Series 4136, Class HZ, 3.500%, 11/15/27	340,152
700,532	Freddie Mac, Series 2525, Class AM, 4.500%, 4/15/32	754,313
210,671	Freddie Mac, Series 2485, Class WG, 6.000%, 8/15/32	232,667
114,159	Freddie Mac, Series 2702, Class CE, 4.500%, 11/15/33	122,846
157,683	Freddie Mac, Series 3440, Class EM, 5.000%, 4/15/38	172,676
466,292	Freddie Mac, Series 3816, Class HM, 4.500%, 5/15/40	503,810
500,000	Freddie Mac, Series -3714, Class PB, 4.750%, 8/15/40	564,061
500,000	Freddie Mac, Series -3762, Class LN, 4.000%, 11/15/40	530,880
124,953	Freddie Mac, Series 3803, Class PJ, 4.250%, 1/15/41	132,158
493,728	Freddie Mac, Series 4648, Class E, 3.500%, 8/15/43	507,849
111,361	Ginnie Mae, Series 2010-85, Class DQ, 3.000%, 12/20/39	113,474

Continued

Sterling Capital Securitized Opportunities Fund
Schedule of Portfolio Investments — (continued)
March 31, 2017 (Unaudited)

Principal Amount		Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS — (continued)

$575,000	Ginnie Mae, Series 2012-16, Class GC, 3.500%, 12/20/39	$598,837
269,733	MASTR Alternative Loan Trust, Series 2003-5, Class 8A1, 5.500%, 6/25/33	273,981
67,979	MASTR Alternative Loan Trust, Series 2004-13, Class 3A1, 6.500%, 1/25/35	67,237
55,759	MASTR Seasoned Securitization Trust, Series 2005-2, Class 1A1, 5.130%, 10/25/32	55,692
63,074	PHHMC Trust, Series 2007-6, Class A1, 5.828%, 12/18/37(a)	64,720
106,773	RALI Trust, Series 2005-QR1, Class A, 6.000%, 10/25/34	111,137
72,542	RBSGC Mortgage Loan Trust, Series 2007-B, Class 3A1, 5.484%, 7/25/35(a)	74,611
174,676	Specialty Underwriting & Residential Finance Trust, Series 2004-AA1, Class 1A1, 5.000%, 10/25/34	175,267
389,655	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 4A1, 3.237%, 6/25/34(a)	387,097
23,965	Wells Fargo Mortgage Backed Securities Trust, Series 2007-3, Class 3A1, 5.500%, 4/25/22	24,436
132,474	Wells Fargo Mortgage Backed Securities Trust, Series 2005-4, Class A4, 5.000%, 4/25/35	133,162

	Total Collateralized Mortgage Obligations (Cost $8,645,372)	8,720,047

COMMERCIAL MORTGAGE-BACKED SECURITIES — 22.9%

132,739	Banc of America Commercial Mortgage Trust, Series 2007-5, Class A4, 5.492%, 2/10/51	133,501
19,294	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-3, Class AM, 4.727%, 7/10/43	19,289
444,988	BCAP, LLC Trust, Series 2013-RR4, Class A4A2, 2.000%, 2/13/51(b)	443,460
500,000	CD Mortgage Trust, Series 2016-CD2, Class A4, 3.526%, 11/10/49(a)	511,364
300,000	Citigroup Commercial Mortgage Trust, Series 2013-GC17, Class AS, 4.544%, 11/10/46	320,274
180,000	COMM Mortgage Trust, Series 2014-CR20, Class A4, 3.590%, 11/10/47	185,177
100,000	Commercial Mortgage Loan Trust, Series 2008-LS1, Class ASM, 6.101%, 12/10/49(a)	101,181
500,000	CSAIL Commercial Mortgage Trust, Series 2015-C3, Class A4, 3.718%, 8/15/48	516,586
200,000	DBUBS Mortgage Trust, Series 2011-LC1A, Class C, 5.686%, 11/10/46(a)(b)	219,503
500,000	Freddie Mac Multifamily Structured Pass Through Certificates, Series -K061, Class A2, 3.347%, 11/25/26	516,566
500,000	Freddie Mac Multifamily Structured Pass Through Certificates, Series -K063, Class A2, 3.430%, 1/25/27(a)	519,558
175,000	GS Mortgage Securities Trust, Series 2010-C1, Class B, 5.148%, 8/10/43(b)	186,806
300,000	GS Mortgage Securities Trust, Series 2012-GCJ7, Class AS, 4.085%, 5/10/45	314,797
370,000	GS Mortgage Securities Trust, Series 2014-GC24, Class A5, 3.931%, 9/10/47	389,156

Principal Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)

$500,000	GS Mortgage Securities Trust, Series 2016-GS4, Class A4, 3.442%, 11/10/49	$507,996
70,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2010-C1, Class B, 5.951%, 6/15/43(b)	70,072
500,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class B, 5.013%, 2/15/46(a)(b)	535,109
185,000	LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class AM, 6.167%, 9/15/45(a)	189,090
87,000	Merrill Lynch Mortgage Trust, Series 2008-C1, Class AM, 6.301%, 2/12/51(a)	88,705
280,287	ML-CFC Commercial Mortgage Trust, Series 2007-8, Class A3, 5.861%, 8/12/49(a)	281,477
100,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18, Class A4, 3.923%, 10/15/47	105,207
500,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A4, 3.720%, 12/15/49	517,369
760,000	Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class B, 5.276%, 11/15/43(a)(b)	816,203
300,000	Wells Fargo Commercial Mortgage Trust, Series 2015-P2, Class A4, 3.809%, 12/15/48	312,385
500,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C37, Class A5, 3.794%, 12/15/49	519,990
400,000	WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class B, 5.174%, 2/15/44(a)(b)	429,653
100,000	WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class C, 5.392%, 2/15/44(a)(b)	106,611
529,000	WF-RBS Commercial Mortgage Trust, Series 2014-C22, Class A5, 3.752%, 9/15/57	549,229
164,000	WF-RBS Commercial Mortgage Trust, Series 2014-C23, Class A5, 3.917%, 10/15/57	172,060

	Total Commercial Mortgage-Backed Securities (Cost $9,720,705)	9,578,374

CORPORATE BONDS — 0.8%

	Telecommunication Services — 0.8%
345,000	Sprint Spectrum Co., LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC, 3.360%, 9/20/21(b)	344,138

	Total Corporate Bonds (Cost $344,995)	344,138

MORTGAGE-BACKED SECURITIES — 30.1%

	Fannie Mae — 17.8%
283,983	4.000%, 6/1/34, Pool #MA1922	300,685
187,923	4.000%, 9/1/34, Pool #MA2019	198,983
384,518	4.000%, 3/1/35, Pool #MA2211	407,641
154,390	5.000%, 4/1/36, Pool #AB0111	169,167
198,628	5.500%, 6/1/38, Pool #984277	221,548
122,913	5.500%, 8/1/38, Pool #995072	137,725
150,240	4.500%, 9/1/39, Pool #AC1830	161,538
104,845	5.000%, 12/1/39, Pool #AC8518	114,611
164,260	4.500%, 10/1/40, Pool #AE4855	176,809
165,391	5.000%, 1/1/41, Pool #AH3373	181,359
227,728	3.500%, 2/1/41, Pool #AH5646	234,750
416,234	4.000%, 3/1/41, Pool #AH4008	438,120

Continued

Sterling Capital Securitized Opportunities Fund
Schedule of Portfolio Investments — (continued)
March 31, 2017 (Unaudited)

Principal Amount		Fair Value
MORTGAGE-BACKED SECURITIES — (continued)

	Fannie Mae — (continued)
$105,311	4.500%, 6/1/41, Pool #AC9298	$113,277
285,270	5.000%, 7/1/41, Pool #AI5595	313,804
357,387	4.000%, 9/1/41, Pool #AJ1717	376,285
342,941	3.500%, 6/1/42, Pool #AB5373	352,474
553,914	3.500%, 6/1/43, Pool #AT3868	569,306
287,972	4.000%, 4/1/44, Pool #AW2882	302,167
155,411	4.500%, 10/1/44, Pool #MA2066	166,624
539,083	4.000%, 12/1/44, Pool #MA2127	565,542
487,482	4.500%, 1/1/45, Pool #MA2158	522,853
482,504	3.500%, 3/1/45, Pool #AS4552	495,328
415,604	4.500%, 7/1/46, Pool #AS7568	446,605
448,420	4.000%, 11/1/46, Pool #MA2808	470,554

		7,437,755

	Freddie Mac — 12.2%
579,976	3.500%, 5/1/32, Pool #C91458	604,533
468,844	3.500%, 7/1/32, Pool #C91467	488,651
178,386	4.000%, 11/1/32, Pool #G30616	189,538
358,699	3.500%, 6/1/36, Pool #C91875	372,242
79,836	5.500%, 10/1/39, Pool #A89387	88,580
145,199	5.000%, 4/1/40, Pool #A91812	159,468
259,499	5.500%, 4/1/40, Pool #C03467	287,693
126,004	5.000%, 8/1/40, Pool #C03491	137,417
215,901	4.000%, 11/1/40, Pool #A94742	228,312
246,195	4.000%, 12/1/40, Pool #A95447	260,376
507,926	4.000%, 1/1/41, Pool #A96312	534,960
169,857	3.500%, 3/1/42, Pool #G08479	174,487
412,010	3.500%, 4/1/42, Pool #C03858	423,240
526,031	3.500%, 8/1/42, Pool #Q10324	540,323
614,180	4.000%, 4/1/46, Pool #Q40048	644,721

		5,134,541

	Ginnie Mae — 0.1%
26,718	4.000%, 12/20/40, Pool #755678	28,397

	Total Mortgage-Backed Securities (Cost $12,607,535)	12,600,693

U.S. TREASURY BONDS — 1.1%

475,000	2.875%, 11/15/46	460,880

	Total U.S. Treasury Bonds (Cost $461,117)	460,880

Principal Amount		Fair Value
U.S. TREASURY NOTES — 1.0%

$409,608	0.375%, 7/15/25(c)	$410,655

	Total U.S. Treasury Notes (Cost $401,422)	410,655

Shares
MONEY MARKET FUND — 1.3%

553,370	Federated Treasury Obligations Fund, Institutional Shares, 0.570%(d)	553,370

	Total Money Market Fund (Cost $553,370)	553,370

Total Investments — 100.2% (Cost $41,791,658)		41,962,051
Net Other Assets (Liabilities) — (0.2)%		(103,970)

NET ASSETS — 100.0%		$41,858,081

(a)

The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of March 31, 2017. The maturity date reflected is the final maturity date.

(b)

Rule 144A, Section 4(2) or other security that is restricted as to resale to qualified institutional investors. The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.

(c)	Inflation protection security. Principal amount periodically adjusted for inflation.
(d)	Represents the current yield as of report date.

STEP — Step Coupon Bond

See accompanying Notes to the Financial Statements.

Sterling Capital Kentucky Intermediate Tax-Free Fund
Schedule of Portfolio Investments
March 31, 2017 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — 94.9%

	Kentucky — 94.9%
$440,000	Commonwealth of Kentucky, Certificate of Participation, Public Improvements, 5.000%, 6/15/25	$517,374
300,000	Commonwealth of Kentucky, Certificate of Participation, Public Improvements, Callable 6/15/25 @ 100, 5.000%, 6/15/34	333,423
400,000	Eastern Kentucky University, Refunding Revenue, Series A, (State Intercept), 5.000%, 4/1/24	470,028
300,000	Eastern Kentucky University, University & College Improvements Revenue, Series A (State Intercept), 5.000%, 4/1/25	355,218
500,000	Fayette County, KY, School District Finance Corp., Lease Payable from Local Revenues, Series A, 5.000%, 10/1/21	568,740
300,000	Frankfort, KY, Sewer System Revenue, Sys Sewer Improvements, Revenue Bonds (AGM), 3.700%, 12/1/17	305,433
300,000	Jefferson County School District Finance Corp. School Imps. Revenue Bonds (State Intercept), Series C, Callable 12/1/25 @ 100, 4.000%, 12/1/28	324,759
250,000	Jefferson County, KY, School District Finance Corp., School Improvements Revenue, Series A, Callable 4/1/25 @ 100, 5.000%, 4/1/27	292,990
510,000	Kentucky Asset/Liability Commission, Project Notes, Federal Highway Trust Transit Improvements Revenue, First Series, Callable 9/1/23 @ 100, 5.250%, 9/1/25	592,436
400,000	Kentucky Association of Counties Finance Corp., Public Improvements Revenue, First Series B, 4.000%, 2/1/25	439,516
400,000	Kentucky Economic Development Finance Authority, Baptist Healthcare System, Improvements Refunding Revenue, Series A, Callable 8/15/18 @ 100, OID, 4.750%, 8/15/19	416,568
500,000	Kentucky Rural Water Finance Corp., Flexible Term Program, Refunding & Improvements Revenue, Series B, Callable 2/1/20 @ 100, 4.000%, 2/1/21	531,615
250,000	Kentucky State Property & Building Commission, Project No. 116, University & College Improvements Revenue, (AGM-State Intercept), 5.000%, 10/1/26	293,935
410,000	Kentucky State Property & Buildings Commission, Project No. 76, Refunding Revenue, (AMBAC), 5.500%, 8/1/21	470,766
460,000	Kentucky State Property & Buildings Commission, Project No. 83, Refunding Revenue, (AMBAC), 5.000%, 10/1/19	500,006
400,000	Kentucky Turnpike Authority, Revitalization Projects, Refunding Revenue, Series A, Callable 7/1/19 @ 100, 5.000%, 7/1/25	434,008
400,000	Kentucky Turnpike Authority, Revitalization Projects, Revenue, Series A, 4.000%, 7/1/21	437,044
300,000	Laurel County, KY, School District Finance Corp., Refunding Revenue, Callable 3/1/25 @ 100 (State Intercept), 4.000%, 6/1/25	331,647

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	Kentucky — (continued)
$250,000	Lexington-Fayette Urban County Government Public Facilities Corp., Court Facilities Project, Current Refunding Revenue Bonds, Callable 10/1/26 @ 100, 5.000%, 10/1/27	$297,150
275,000	Lexington-Fayette Urban County, KY, Airport Board, Refunding Revenue, Series A, 5.000%, 7/1/19	297,613
250,000	Louisville & Jefferson County, KY, Metropolitan Government, Refunding G.O., Series F, Callable 11/1/24 @ 100, 4.000%, 11/1/26	277,638
500,000	Louisville & Jefferson County, KY, Metropolitan Sewer District, Sewer Refunding Revenue, Series A, Callable 11/15/21 @ 100, 5.000%, 5/15/30	561,465
200,000	Louisville & Jefferson County, Louisville Water Co., Water Utility Improvements Revenue, Series A, Refunding Revenue Bonds, 5.000%, 11/15/18	212,948
410,000	Louisville & Jefferson County, Metropolitan Government, Catholic Health Initiatives, Prerefunded Revenue, Callable 6/1/22 @ 100, 5.000%, 12/1/35	476,592
125,000	Louisville & Jefferson County, Metropolitan Government, Catholic Health Initiatives, Unrefunded Revenue, Callable 6/1/22 @ 100, 5.000%, 12/1/35	130,539
325,000	Louisville & Jefferson County, Metropolitan Government, Center City Project, Refunding Notes, G.O., Callable 12/1/25 @ 100, 5.000%, 12/1/28	385,856
250,000	Owensboro, KY, Public Improvements G.O., Series A, 4.000%, 5/1/22	271,953
400,000	Pulaski County, KY, Public Properties Corp., Administration Office of the Court Judicial Facility, Public Improvement Revenue, Callable 12/1/18 @ 100, OID, 5.500%, 12/1/24	429,404
270,000	Pulaski County, KY, Public Properties Corp., Administration Office of the Court Judicial Facility, Public Improvement Revenue, Callable 12/1/18 @ 100, OID, 5.625%, 12/1/25	290,404
200,000	Russell, KY, Bon Secours Health System, Refunding Revenue, Callable 11/1/22 @ 100, 5.000%, 11/1/26	225,826
300,000	University of Kentucky, Refunding Revenue, Series D (State Intercept), 5.250%, 10/1/20	339,864

	Total Municipal Bonds (Cost $11,420,293)	11,812,758

Continued

Sterling Capital Kentucky Intermediate Tax-Free Fund
Schedule of Portfolio Investments — (continued)
March 31, 2017 (Unaudited)

Shares		Fair Value
MONEY MARKET FUND — 7.0%

870,509	Federated Treasury Obligations Fund, Institutional Shares, 0.570%(a)	$870,509

	Total Money Market Fund (Cost $870,509)	870,509

Total Investments — 101.9% (Cost $12,290,802)		12,683,267
Net Other Assets (Liabilities) — (1.9)%		(238,312)

NET ASSETS — 100.0%		$12,444,955

(a)	Represents the current yield as of report date.

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Assurance Corp.

G.O. — General Obligation

OID — Original Issue Discount

See accompanying Notes to the Financial Statements.

Sterling Capital Maryland Intermediate Tax-Free Fund
Schedule of Portfolio Investments
March 31, 2017 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — 96.2%

	Maryland — 96.2%
$ 500,000	Anne Arundel County, MD, Consolidated Water & Sewer Utility Improvements G.O., 5.000%, 4/1/22	$581,455
810,000	Anne Arundel County, MD, Economic Development, Anne Arundel Community College Project, Refunding Revenue, 4.000%, 9/1/20	870,167
910,000	Cecil County, MD, Consolidated Public School Improvements, Refunding G.O., 4.000%, 2/1/24	1,023,814
500,000	Charles County, MD, Consolidated Public School Improvements G.O., 5.000%, 7/15/22 .	588,100
890,000	Charles County, MD, Consolidated Public School Improvements G.O., Callable 7/15/23 @ 100, 5.000%, 7/15/25	1,045,750
500,000	Howard County, MD, Consolidated Public Improvements, Series A, Refunding G.O., 5.000%, 2/15/20	553,670
300,000	Howard County, MD, Housing Commission, Columbia Commons Apartments, Local Multifamily Housing Revenue, Series A, 3.000%, 6/1/21	312,807
275,000	Howard County, MD, Housing Commission, General Capital Improvement Program, Local Multifamily Housing Revenue, 4.000%, 6/1/22	298,312
125,000	Howard County, MD, Miscellaneous Purpose Certificate of Participation, Series A, 8.050%, 2/15/21	155,593
135,000	Howard County, MD, Public Improvements Certificate of Participation, Series B, 8.250%, 2/15/20	161,112
690,000	Maryland Community Development Administration, Residential Single Family Housing Revenue, Series A, Callable 9/1/18 @ 100, 4.750%, 9/1/29	704,324
250,000	Maryland Economic Development Corp., Electricity Lights & Power Improvements, Refunding Revenue, Callable 3/1/19 @ 100, 6.200%, 9/1/22	273,765
90,000	Maryland Economic Development Corp., Lutheran World Relief Refugee, Refunding Revenue, Callable 5/8/17 @ 100, (Lutheran Center Corp.), 5.250%, 4/1/19	90,299
1,175,000	Maryland Economic Development Corp., Public Health Laboratory Public Improvements Revenue, 5.000%, 6/1/20	1,308,386
420,000	Maryland Economic Development Corp., Public Health Laboratory Public Improvements Revenue, Callable 6/1/21 @ 100, 5.000%, 6/1/26	472,479
1,000,000	Maryland Health & Higher Educational Facilities Authority, Calvert Health System, Health, Hospital, Nursing Home Improvements, Refunding Revenue, Callable 07/01/23 @ 100, OID, 5.000%, 7/1/38	1,080,580
590,000	Maryland Health & Higher Educational Facilities Authority, Carroll Hospital, Refunding Revenue, Series A, 5.000%, 7/1/19	639,336

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	Maryland — (continued)
$ 900,000	Maryland Health & Higher Educational Facilities Authority, College of Notre Dame, Refunding Revenue, 4.000%, 10/1/19	$945,927
1,000,000	Maryland Health & Higher Educational Facilities Authority, Frederick Memorial Hospital, Refunding Revenue, Series A, 5.000%, 7/1/22	1,134,650
500,000	Maryland Health & Higher Educational Facilities Authority, Greater Baltimore Medical Center, Refunding Revenue, Series A, Callable 7/1/22 @ 100, 5.000%, 7/1/26	583,220
1,000,000	Maryland Health & Higher Educational Facilities Authority, Johns Hopkins Health System, Health, Hospital, Nursing Home Improvements Revenue, Callable 7/1/22 @ 100, 5.000%, 7/1/25	1,132,520
530,000	Maryland Health & Higher Educational Facilities Authority, Maryland Institute College of Art, Refunding Revenue, Callable 6/1/22 @ 100, 5.000%, 6/1/23	593,997
1,000,000	Maryland Health & Higher Educational Facilities Authority, MedStar Health Inc., Health, Hospital, Nursing Home Improvements Revenue, Series B, Callable 8/15/23 @ 100, 5.000%, 8/15/38	1,089,140
400,000	Maryland Health & Higher Educational Facilities Authority, Meritus Medical Center Issue, Refunding Revenue, 5.000%, 7/1/22	457,268
400,000	Maryland Health & Higher Educational Facilities Authority, University of Maryland Medical System, Refunding Revenue, 5.000%, 7/1/19	433,448
1,160,000	Maryland Stadium Authority, Refunding Revenue, 5.000%, 6/15/23	1,360,703
1,000,000	Maryland State Transportation Authority, Transportation Facilities Project, Highway Revenue, Series A, Callable 7/1/19 @ 100, 5.000%, 7/1/22	1,086,650
500,000	Montgomery County, MD, Department Liquor Control Public Improvements Revenue, Series A, Callable 4/1/21 @ 100, OID, 4.500%, 4/1/26	545,865
1,025,000	Montgomery County, MD, Revenue Authority, Refunding Revenue, 5.000%, 5/1/22	1,174,547
750,000	Montgomery County, MD, Water Quality Public Improvements Revenue, Series A, Callable 4/1/20 @ 100, 5.000%, 4/1/30	826,613
890,000	Montgomery County, MD, West Germantown Development District, Refunding, Special Tax, 4.000%, 7/1/23	973,268
1,000,000	Prince George’s County, MD, Consolidated Public School Improvements, G.O., Series A, Callable 9/01/24 @ 100, 4.000%, 9/1/25	1,128,620
1,000,000	State of Maryland, Refunding G.O., Series B, 4.000%, 8/1/23	1,129,730
500,000	Washington County, MD, Refunding G.O., 4.000%, 1/1/21	547,325
700,000	Washington Suburban Sanitary Commission, Consolidated Public Water Utility Improvements, G.O., 4.000%, 6/1/24	793,527

Continued

Sterling Capital Maryland Intermediate Tax-Free Fund
Schedule of Portfolio Investments — (continued)
March 31, 2017 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	Maryland — (continued)
$500,000	Washington Suburban Sanitary Commission, Consolidated Public Water Utility Improvements, G.O., Callable 6/1/26 @ 100, 5.000%, 6/1/38	$582,220

		26,679,187

	Total Municipal Bonds (Cost $25,808,760)	26,679,187

Shares		Fair Value
MONEY MARKET FUND — 2.9%

798,489	Federated Treasury Obligations Fund, Institutional Shares, 0.570%(a)	$798,489

	Total Money Market Fund (Cost $798,489)	798,489

Total Investments — 99.1% (Cost $26,607,249)		27,477,676
Net Other Assets (Liabilities) — 0.9%		241,267

NET ASSETS — 100.0%		$27,718,943

(a)	Represents the current yield as of report date.

G.O. — General Obligation

OID — Original Issue Discount

See accompanying Notes to the Financial Statements.

Sterling Capital North Carolina Intermediate Tax-Free Fund
Schedule of Portfolio Investments
March 31, 2017 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — 97.6%

	North Carolina — 97.6%
$2,335,000	Appalachian State University, University & College Improvements Revenue, Callable 10/1/21 @ 100, 5.000%, 10/1/24	$2,643,594
2,405,000	Appalachian State University, University & College Improvements Revenue, Callable 10/1/21 @ 100, 4.750%, 10/1/27	2,664,211
1,000,000	Beaufort County, NC, Refunding Revenue Limited Obligation, Callable 6/1/22 @ 100, 5.000%, 6/1/24	1,139,680
1,000,000	Beaufort County, NC, Refunding Revenue Limited Obligation, Callable 6/1/22 @ 100, 5.000%, 6/1/26	1,128,550
1,000,000	Broad River Water Authority, Water System Refunding Revenue, 5.000%, 6/1/24	1,170,340
1,450,000	Buncombe Country, NC, Advance Refunding Revenue Limited Obligation, Callable 6/1/25 @ 100, 5.000%, 6/1/28	1,716,815
1,025,000	Buncombe County Metropolitan Sewerage District, Sewer Improvements Revenue, Callable 7/1/24 @ 100, 5.000%, 7/1/39	1,150,532
2,000,000	Buncombe County, NC, Refunding Revenue, Limited Obligations, Series A, 5.000%, 6/1/20	2,227,040
1,000,000	Cabarrus County, NC Installment Fing Contract Public Imps. Revenue Bonds, Callable 4/1/26 @ 100, 5.000%, 4/1/28	1,190,160
1,000,000	Cabarrus County, NC, Installment Financing Contract, Correctional Facility Improvements Certificate of Participation, Series C, Callable 6/1/18 @ 100, OID, 5.000%, 6/1/23	1,047,180
1,685,000	Cabarrus County, NC, Installment Financing Contract, School Improvements Certificate of Participation, Callable 1/1/19 @ 100, 5.000%, 1/1/20	1,800,692
1,730,000	Cabarrus County, NC, Installment Financing Contract, School Improvements Certificate of Participation, Callable 1/1/19 @ 100, 5.000%, 1/1/23	1,848,782
1,010,000	Cape Fear Public Utility Authority, Advance Refunding Revenue Bonds, 5.000%, 8/1/25	1,226,089
1,240,000	Cape Fear Public Utility Authority, Water & Sewer System, Improvements Refunding Revenue, 5.000%, 8/1/21	1,423,731
1,475,000	Cape Fear Public Utility Authority, Water & Sewer System, Improvements Refunding Revenue, Callable 8/1/21 @ 100, 5.000%, 8/1/26	1,679,007
1,535,000	Cape Fear Public Utility Authority, Water & Sewer System, Improvements Refunding Revenue, Callable 8/1/21 @ 100, 5.000%, 8/1/28	1,743,177
1,160,000	Cape Fear Public Utility Authority, Water & Sewer System, Improvements Revenue, Callable 8/1/18 @ 100, 5.000%, 8/1/26	1,222,211
1,030,000	Cape Fear Public Utility Authority, Water & Sewer System, Improvements Revenue, Callable 8/1/18 @ 100, 5.000%, 8/1/31	1,085,239
1,000,000	Catawba County, NC, School Improvements Refunding Revenue, 4.000%, 10/1/19	1,066,320
1,000,000	Catawba County, NC, School Improvements Refunding Revenue, 4.000%, 10/1/20	1,085,640

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	North Carolina — (continued)
$1,000,000	Charlotte, NC, Charlotte Douglas International Airport Refunding Revenue, Callable 7/1/24 @ 100, 5.000%, 7/1/31	$1,156,180
1,000,000	Charlotte, NC, Port, Airport & Marina Improvements Revenue, Series A, Callable 7/1/20 @ 100, 5.000%, 7/1/27	1,109,920
1,000,000	Charlotte, NC, Water & Sewer System, Refunding Revenue, Series B, Callable 7/1/20 @ 100, 5.000%, 7/1/25	1,113,290
2,035,000	Chatham County, NC, Refunding Revenue (County Guaranteed), 5.000%, 12/1/28	2,445,276
2,000,000	Concord, NC, Utilities Systems, Refunding Revenue, Series B, Callable 12/1/19 @ 100, 5.000%, 12/1/22	2,167,200
1,000,000	Durham Capital Financing Corp., Limited Obligation Refunding Revenue, 5.000%, 6/1/21	1,142,140
1,410,000	Durham County, NC, Industrial Facilities & Pollution Control Financing Authority, Research Triangle Institute, University & College Improvements Revenue, 5.000%, 2/1/20	1,547,940
2,000,000	Durham County, NC, Public Improvements Certificate of Participation, Series A, Callable 6/1/19 @ 100, 5.000%, 6/1/24	2,165,400
1,000,000	Durham, NC, Refunding, G.O., 4.000%, 9/1/25	1,146,970
1,475,000	East Carolina University, University & College Improvements Revenue, Series A, Callable 4/1/26 @ 100, 5.000%, 10/1/27	1,767,581
1,750,000	Fayetteville, NC, Public Works Commission, Electric Light & Power Improvements Revenue, Callable 3/1/24 @ 100, 4.000%, 3/1/27	1,922,603
1,085,000	Franklin County, NC, Public Facilities Projects, Certificate of Participation, Callable 9/1/17 @ 100 (NATL), 5.000%, 9/1/22	1,104,063
2,000,000	Gaston County, NC, Refunding Revenue G.O., 4.000%, 3/1/20	2,157,240
1,675,000	Guilford County, NC, Advance Refunding, G.O., Series A, Callable 2/1/26 @ 100, 5.000%, 2/1/28	2,020,469
2,675,000	High Point, NC, Combined Water & Sewer System, Advance Refunding Revenue Bonds, 5.000%, 11/1/26	3,301,565
1,010,000	Holly Springs, NC, Public Improvements Revenue, Callable 10/1/24 @ 100, 5.000%, 10/1/27	1,180,013
2,335,000	Iredell County, NC, Refunding G.O., Series B, 5.000%, 2/1/19	2,504,731
2,125,000	Iredell County, NC, Refunding G.O., Series B, 5.000%, 2/1/20	2,351,525
2,470,000	Iredell County, NC, Refunding G.O., Series B, 5.000%, 2/1/21	2,805,624
1,000,000	Johnston County, NC, Public Improvement, G.O., 5.000%, 2/1/23	1,180,610
1,405,000	Johnston County, NC, Public Improvements, G.O., 5.000%, 2/1/24	1,681,743
1,570,000	Lenoir County, NC, Refunding G.O., 4.000%, 2/1/19	1,652,142
1,705,000	Lenoir County, NC, Refunding G.O., 4.000%, 2/1/20	1,832,943

Continued

Sterling Capital North Carolina Intermediate Tax-Free Fund
Schedule of Portfolio Investments — (continued)
March 31, 2017 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	North Carolina — (continued)
$1,750,000	Lincoln County, NC, Refunding G.O., Series A, 5.000%, 6/1/18	$1,832,880
2,535,000	Lincoln County, NC, Refunding G.O., Series A, 4.000%, 6/1/19	2,692,398
2,000,000	Mecklenburg County, NC, Refunding G.O., 5.000%, 2/1/21	2,272,420
1,195,000	Monroe, NC, Advance Refunding Revenue Bonds, Callable 3/1/26 @ 100, 5.000%, 3/1/29	1,392,976
1,280,000	Monroe, NC, Combined Enterprise System, Refunding Revenue (AGM), 4.000%, 3/1/19 .	1,346,803
1,020,000	Mooresville Town, NC, Advance Refunding, G.O., 5.000%, 4/1/23	1,207,894
1,365,000	Mooresville Town, NC, Advance Refunding, G.O., 5.000%, 4/1/22	1,589,856
1,855,000	New Hanover County, NC, New Hanover County Projects, Refunding Revenue, 5.000%, 12/1/19	2,040,092
1,015,000	New Hanover County, NC, New Hanover County Projects, Refunding Revenue, 5.000%, 12/1/20	1,144,991
1,270,000	New Hanover County, NC, New Hanover Regional Medical, Refunding Revenue, Callable 10/1/21 @ 100, 5.000%, 10/1/23	1,427,645
1,000,000	New Hanover County, NC, Regional Medical Center, Health Hospital, Nursing Home Improvements Revenue, Series A, Callable 10/1/19 @ 100 (AGM), 5.000%, 10/1/21	1,092,400
1,050,000	New Hanover County, NC, Regional Medical Center, Health Hospital, Nursing Home Improvements Revenue, Series A, Callable 10/1/19 @ 100 (AGM), 5.000%, 10/1/22	1,142,547
1,000,000	North Carolina Agricultural & Technical State University, Series A, Refunding Revenue, Callable 10/1/25 @ 100, 5.000%, 10/1/32	1,134,630
1,215,000	North Carolina Agricultural & Technical State University, Series A, Refunding Revenue, Callable 10/1/25 @100, 5.000%, 10/1/34	1,364,141
1,305,000	North Carolina Capital Facilities Finance Agency, Johnson & Wales University Project, Refunding Revenue, 5.000%, 4/1/21	1,462,801
1,000,000	North Carolina Capital Facilities Finance Agency, Johnson & Wales University Project, Refunding Revenue, Callable 4/1/23 @ 100, 5.000%, 4/1/25	1,144,800
1,000,000	North Carolina Eastern Municipal Power Agency, Electric, Lights & Power Improvements Revenue, Series A, Callable 7/1/22 @ 100, 5.000%, 1/1/25	1,165,340
1,350,000	North Carolina Eastern Municipal Power Agency, Electric, Lights & Power Improvements Revenue, Series A, OID, 6.400%, 1/1/21	1,493,802
2,635,000	North Carolina Eastern Municipal Power Agency, Prerefunded, Revenue Bonds, Series A, Callable 1/1/22 @ 100, OID, 6.000%, 1/1/26	3,160,524

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	North Carolina — (continued)
$1,005,000	North Carolina Medical Care Commission, First Mortgage Deerfield, Health, Hospital, Nursing Home Improvements Revenue, Series A, Callable 11/1/18 @ 100, OID, 6.000%, 11/1/33	$1,083,008
1,500,000	North Carolina Medical Care Commission, Firsthealth Carolina, Refunding Revenue, Series C, OID, 4.000%, 10/1/18	1,562,700
4,315,000	North Carolina Medical Care Commission, Health Care Facilities, Deerfield Episcopal Retirement, Advance Refunding Revenue, Callable 11/1/26 @ 100, 5.000%, 11/1/37	4,677,029
5,000,000	North Carolina Medical Care Commission, Health Care Facilities, Duke University Health System, Health, Hospital, Nursing Home Improvements Revenue, Callable 6/1/22 @ 100, Series A, 5.000%, 6/1/32	5,581,600
915,000	North Carolina Medical Care Commission, Health Care Facilities, Refunding Revenue, Appalachian Regional Healthcare System, Series A, 5.000%, 7/1/19	975,902
1,180,000	North Carolina Medical Care Commission, Health Care Facilities, Refunding Revenue, Appalachian Regional Healthcare System, Series A, 5.375%, 7/1/20	1,295,286
1,000,000	North Carolina Medical Care Commission, Mission Health Combine Group, Refunding Revenue, Callable 10/1/17 @ 100 (AGM-CR), 5.000%, 10/1/25	1,021,020
3,030,000	North Carolina Medical Care Commission, North Carolina Baptist Hospital, Refunding Revenue, 5.000%, 6/1/20	3,350,907
1,530,000	North Carolina Medical Care Commission, North Carolina Baptist Hospital, Refunding Revenue, Callable 6/1/20 @ 100, 5.250%, 6/1/29	1,668,465
2,780,000	North Carolina Medical Care Commission, Vidant Health Care Facilities, Refunding Revenue, Series A, Callable 6/1/22 @ 100, 5.000%, 6/1/24	3,156,662
2,000,000	North Carolina State University at Raleigh, Refunding Revenue, Series A, Callable 10/1/23 @ 100, 5.000%, 10/1/28	2,336,780
1,000,000	North Carolina State, Health, Hospital, Nursing Home Improvements Revenue, Series A, Callable 5/1/20 @ 100, 5.000%, 5/1/22	1,111,890
4,550,000	North Carolina State, Public Improvements, Revenue, Series C, Callable 5/1/21 @ 100, 4.000%, 5/1/23	4,942,983
2,645,000	North Carolina State, Refunding Revenue G.O., Series B, 5.000%, 6/1/25	3,228,593
1,250,000	North Carolina Turnpike Authority, Senior Lien, Advance Refunding Revenue (AGM), 5.000%, 1/1/26	1,460,763
2,100,000	North Carolina Turnpike Authority, Senior Lien, Advance Refunding Revenue (AGM), Callable 1/1/27 @ 100, 5.000%, 1/1/28	2,458,491
1,660,000	Northern Hospital District Of Surry County, Advance Refunding Revenue, 5.000%, 10/1/27	1,811,243

Continued

Sterling Capital North Carolina Intermediate Tax-Free Fund
Schedule of Portfolio Investments — (continued)
March 31, 2017 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	North Carolina — (continued)
$1,250,000	Onslow County, NC, Refunding G.O., 5.000%, 12/1/21	$1,437,187
1,365,000	Orange County, NC, Public Facilities Co., Public Improvements, Revenue, Callable 10/1/21 @ 100, 5.000%, 10/1/23	1,558,694
1,105,000	Pasquotank County, NC, Refunding Certificate of Participation (NATL), 5.250%, 6/1/18	1,151,277
1,000,000	Pasquotank County, NC, Refunding Certificate of Participation (NATL), 5.250%, 6/1/19	1,073,550
1,210,000	Pender County, NC, Limited Obligation Refunding Revenue, Callable 6/1/22 @ 100, 5.000%, 6/1/26	1,390,956
1,015,000	Pender County, NC, School Improvements, G.O., Callable 3/1/26 @100, 5.000%, 3/1/27 .	1,222,852
1,060,000	Pitt County, NC, Advance Refunding Revenue Bonds, Series B, Callable 10/1/26 @ 100, 5.000%, 4/1/30	1,245,140
1,390,000	Pitt County, NC, Certificate of Participation, Refunding, Callable 4/1/22 @ 100, 5.000%, 4/1/24	1,581,097
1,395,000	Pitt County, NC, Certificate of Participation, Refunding, Callable 4/1/22 @ 100, 5.000%, 4/1/25	1,577,243
2,160,000	Raleigh Durham Airport Authority, Refunding Revenue, Series B1, Callable 5/1/20 @ 100, 5.000%, 11/1/28	2,387,167
1,500,000	Raleigh, NC, Combined Enterprise System, Refunding Revenue, Series A, Callable 3/1/23 @ 100, 5.000%, 3/1/27	1,758,915
1,615,000	Raleigh, NC, Combined Enterprise System, Refunding Revenue, Series A, Callable 3/1/23 @ 100, 5.000%, 3/1/28	1,888,823
1,985,000	Sampson County, NC, Refunding Revenue, Callable 12/1/25 @ 100, 5.000%, 12/1/26	2,335,194
845,000	Town of Oak Island, NC, Combined Enterprise System, Advance Refunding Revenue (AGM), 5.000%, 6/1/25	1,000,733
1,000,000	Union County, NC, Enterprise Systems, Refunding Revenue, Series A, Callable 12/1/21 @ 100, 4.000%, 12/1/22	1,102,780
2,205,000	Union County, NC, Refunding G.O., Series A, 5.000%, 3/1/22	2,560,997
1,000,000	Union County, NC, Refunding Revenue, 5.000%, 12/1/23	1,182,340
2,285,000	University of North Carolina at Greensboro, Refunding Revenue, Callable 4/1/21 @ 100, 5.000%, 4/1/23	2,582,507
1,695,000	University of North Carolina at Greensboro, University & College Improvements Revenue, Callable 4/1/24 @ 100, 5.000%, 4/1/28	1,950,894
3,260,000	University of North Carolina System, Appalachian State University, Refunding Revenue, Series B1, Callable 4/1/20 @ 100, 5.250%, 10/1/22	3,651,493
3,130,000	University of North Carolina System, Asheville/Wilmington, Refunding Revenue, Series C, Callable 4/1/20 @ 100 (Assured Guaranty), 5.000%, 10/1/20	3,494,176

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	North Carolina — (continued)
$1,485,000	University of North Carolina System, Asheville/Wilmington, Refunding Revenue, Series C, Callable 4/1/20 @ 100 (Assured Guaranty), 5.250%, 10/1/24	$1,658,671
3,000,000	Wake County Industrial Facilities & Pollution Control Financing Authority, Duke Energy Progress, Refunding Revenue, Callable 6/1/23 @ 100, 4.000%, 6/1/41	3,095,880
2,125,000	Watauga Public Facilities Corp., Revenue, Series A, Callable 6/1/22 @ 100, 5.000%, 6/1/24	2,424,073
1,000,000	Watauga Public Facilities Corp., Revenue, Series A, Callable 6/1/22 @ 100, 5.000%, 6/1/26	1,127,510
1,000,000	Winston-Salem State University Foundation LLC, Refunding Revenue, Callable 4/1/22 @ 100, 5.000%, 4/1/25	1,107,660
1,000,000	Winston-Salem, NC, Transit Improvements, Refunding Revenue, Series C, Callable 6/1/24 @ 100, 5.000%, 6/1/30	1,151,030
1,165,000	Winston-Salem, NC, Water & Sewer System, Refunding Revenue, Series A, 5.000%, 6/1/24	1,401,553
1,875,000	Winston-Salem, NC, Water & Sewer System, Refunding Revenue, Series A, Callable 6/1/24 @ 100, 5.000%, 6/1/25	2,241,656
1,000,000	Winston-Salem, NC, Water & Sewer System, Refunding Revenue, Series A, Callable 6/1/24 @ 100, 5.000%, 6/1/28	1,179,960

	Total Municipal Bonds (Cost $190,413,955)	197,070,428

Shares
MONEY MARKET FUND — 0.9%
1,780,707	Federated Treasury Obligations Fund, Institutional Shares, 0.570%(a)	1,780,707

	Total Money Market Fund (Cost $1,780,707)	1,780,707

Total Investments — 98.5% (Cost $192,194,662)		198,851,135
Net Other Assets (Liabilities) — 1.5%		2,945,440

NET ASSETS — 100.0%.		$201,796,575

(a)	Represents the current yield as of report date.

AGM — Assured Guaranty Municipal Corp.

CR — Custodial Receipts

G.O. — General Obligation

NATL — National Public Finance Guarantee Corp.

OID — Original Issue Discount

See accompanying Notes to the Financial Statements.

Sterling Capital South Carolina Intermediate Tax-Free Fund
Schedule of Portfolio Investments
March 31, 2017 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — 97.6%

	South Carolina — 97.6%
$1,770,000	Anderson County, SC, School District No. 2, Refunding, G.O., (SCSDE), 5.000%, 3/1/24	$2,102,406
1,515,000	Anderson County, SC, School District No. 4, Refunding, G.O., Series A, Callable 3/1/25 @ 100, (SCSDE), 5.000%, 3/1/28	1,775,989
1,190,000	Anderson County, SC, School District No. 5, Advance Refunding, G.O., (SCSDE), 5.000%, 3/1/23	1,401,987
1,000,000	Anderson Regional Joint Water System, Refunding Revenue, Series A, Callable 7/15/21 @ 100, 5.000%, 7/15/25	1,111,650
1,095,000	Anderson, SC, Water & Sewer, Refunding Revenue (AGM), 5.000%, 7/1/19	1,185,797
1,000,000	Beaufort County, SC, School District, Advance Refunding, G.O., (SCSDE), 5.000%, 3/1/22	1,158,020
1,000,000	Beaufort-Jasper Water & Sewer Authority, Advance Refunding Revenue, Series B, 5.000%, 3/1/24	1,189,930
1,000,000	Beaufort-Jasper Water & Sewer Authority, Advance Refunding Revenue, Series B, 5.000%, 3/1/25	1,202,710
1,185,000	Berkeley County School District, School Improvements, G.O., Series A (SCSDE), 5.000%, 3/1/20	1,312,008
1,000,000	Charleston County, SC, Capital Improvements Transportation Sales Tax, Public Improvements G.O., Callable 11/1/21 @ 100 (State Aid Withholding), 5.000%, 11/1/22	1,143,150
1,000,000	Charleston County, SC, Port, Airport & Marina Improvements Revenue, 5.000%, 12/1/22	1,171,680
2,500,000	Charleston Educational Excellence Finance Corp., Charleston County School Refunding Revenue, 5.000%, 12/1/21	2,873,175
1,000,000	Clover, SC, School District No. 2, Advance Refunding, G.O., (SCSDE), 5.000%, 3/1/20	1,107,180
1,355,000	Coastal Carolina University, University & College Improvements Revenue, Callable 6/1/24 @ 100, 5.000%, 6/1/34	1,504,538
1,295,000	College of Charleston, University & College Improvements Refunding Revenue, Series A, Callable 4/1/21 @ 100, 5.000%, 4/1/25	1,450,271
1,000,000	College of Charleston, University & College Improvements Revenue, Series A, Callable 4/1/24 @ 100, 5.000%, 4/1/25	1,162,790
1,000,000	College of Charleston, University & College Improvements Revenue, Series B, 5.000%, 4/1/27	1,207,710
1,170,000	Easley Combined Utility System, Refunding Revenue, Callable 12/1/19 @ 100, (Assured Guaranty), 5.000%, 12/1/24	1,278,775
1,135,000	East Richland County Public Service District, Refunding Revenue, 4.000%, 1/1/22	1,243,279
600,000	Educational Facilities Authority, Wofford College, University & College Improvements Revenue, Series B, 2.375%, 4/1/27(a)	600,000
1,000,000	Florence County, SC, McLeod Regional Medical Center Project, Refunding Revenue, Callable 11/1/24 @ 100, 5.000%, 11/1/28	1,152,290
1,100,000	Florence County, SC, McLeod Regional Medical Center Project, Refunding Revenue, Callable 11/1/24 @ 100, 5.000%, 11/1/33	1,232,352

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	South Carolina — (continued)
$1,895,000	Florence County, SC, Public Improvements, G.O., (State Aid Withholding), 4.000%, 6/1/20	$2,054,009
1,350,000	Fort Mill School District No. 4, Advance Refunding, G.O., Series D (SCSDE), 5.000%, 3/1/22	1,566,108
1,000,000	Fort Mill School District No. 4, Advance Refunding, G.O., Series D (SCSDE), 5.000%, 3/1/24	1,191,350
1,000,000	Greenville County, SC, School District Building Refunding Revenue, 5.000%, 12/1/22	1,162,450
1,000,000	Greenville Health System, Hospital System Board, Refunding Revenue, Callable 5/1/22 @ 100, 5.000%, 5/1/31	1,110,550
1,415,000	Greenville Health System, Hospital System Board, Series B, Callable 05/01/24 @ 100, 5.000%, 5/1/31	1,592,427
1,000,000	Greenwood County, SC, Self Regional Healthcare Refunding Revenue, Series B, Callable 4/1/22 @ 100, 5.000%, 10/1/24	1,129,360
530,000	Greenwood County, SC, Self Regional Healthcare Revenue, Callable 10/1/19 @ 100, OID, 5.000%, 10/1/23	570,805
1,175,000	Greenwood, SC, Combined Public Utility Revenue, Series A, 4.000%, 12/1/18	1,231,001
2,025,000	Horry County, SC, School District, Refunding, G.O., Series B (SCSDE), 5.000%, 3/1/23	2,388,224
1,000,000	Kershaw County, SC, Kershaw County School District Project, Refunding Revenue, 5.000%, 12/1/23	1,151,380
1,460,000	Lancaster Educational Assistance Program, Inc., SC, Lancaster County School District Refunding Revenue, Series B, Callable 12/1/23 @ 100, 5.000%, 12/1/24	1,689,585
1,170,000	Lexington County Health Services District, Inc. Lexington Medical Center, Callable 5/1/26 @ 100, 5.000%, 11/1/35	1,286,392
645,000	Lexington County, SC, Health Services District, Inc., Refunding Revenue, Callable 11/1/17 @ 100, 5.000%, 11/1/19	659,771
1,000,000	Lexington County, SC, Health Services District, Inc., Refunding Revenue, Callable 11/1/17 @ 100, 5.000%, 11/1/23	1,022,840
785,000	Lexington County, SC, Health Services District, Inc., Refunding Revenue, Callable 11/1/21 @ 100, 5.000%, 11/1/22	892,608
1,000,000	Lexington County, SC, School District No. 1, G.O., Series C (SCSDE), 5.000%, 2/1/21	1,134,280
940,000	Lexington, SC, Combined Waterworks & Sewer System Refunding Revenue, Callable 4/1/21 @100, 5.000%, 4/1/22	1,048,485
1,000,000	Lugoff-Elgin Water Authority, Refunding Revenue, Series B, Callable 7/1/26 @ 100, 5.000%, 7/1/30	1,156,970
1,460,000	Newberry, SC, Refunding Revenue (AGM), 5.000%, 4/1/24	1,691,045
1,115,000	Oconee County School District, School Improvements, G.O., Series A (SCSDE), 5.000%, 3/1/24	1,330,741

Continued

Sterling Capital South Carolina Intermediate Tax-Free Fund
Schedule of Portfolio Investments — (continued)
March 31, 2017 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	South Carolina — (continued)
$1,055,000	Orangeburg County, SC, School District No. 4, School Improvements Refunding, G.O., Series A (SCSDE), 5.000%, 3/1/20	$1,168,391
1,570,000	Orangeburg County, SC, School District No. 4, School Improvements Refunding, G.O., Series A (SCSDE), 5.000%, 3/1/24	1,870,419
810,000	Orangeburg County, SC, School District No. 5, Refunding G.O. (SCSDE), 5.000%, 3/1/21	914,158
600,000	Piedmont Municipal Power Agency, Power System Refunding Revenue, Series A3 (Assured Guaranty), 5.000%, 1/1/18	617,880
1,000,000	Piedmont Municipal Power Agency, Power System Refunding Revenue, Series B, Callable 1/1/22 @ 100, 4.000%, 1/1/23	1,084,500
230,000	Piedmont Municipal Power Agency, Power System, Prerefunded, Refunding Revenue (NATL), OID, 5.375%, 1/1/25	248,460
1,000,000	Renewable Water Resources Sewage System, Refunding Revenue, 4.000%, 1/1/20	1,074,380
1,075,000	Richland County, SC, School District No. 1, Refunding Bonds, G.O., Series A, Callable 9/1/21 @ 100, (SCSDE), 4.000%, 3/1/23	1,174,835
1,000,000	Rock Hill, SC, Combined Utility System, Refunding Revenue, Series A, Callable 1/1/22 @100 (AGM), 5.000%, 1/1/23	1,130,900
1,000,000	Rock Hill, SC, Hospital Fee Pledge, Refunding Revenue, Callable 4/1/23 @100, 5.000%, 4/1/33	1,097,560
1,090,000	Rock Hill, SC, Ltd. Obligations, Hospitality Fee Pledge, Refunding Revenue, 5.000%, 4/1/21	1,216,669
1,500,000	SCAGO Educational Facilities Corp. for Cherokee School District No. 1, Refunding Revenue, 5.000%, 12/1/24	1,741,920
1,135,000	SCAGO Educational Facilities Corp. for Colleton School District, Refunding Revenue, 5.000%, 12/1/20	1,258,658
790,000	SCAGO Educational Facilities Corp. for Union School District, Refunding Revenue, 5.000%, 12/1/21	891,555
500,000	SCAGO Public Facilities Corp. for Georgetown County, Georgetown County Project, Refunding Revenue, Series A, 5.000%, 12/1/18	530,765
500,000	SCAGO Public Facilities Corp. for Georgetown County, Georgetown County Project, Refunding Revenue, Series A, 5.000%, 12/1/19	546,320
850,000	South Carolina Jobs-Economic Development Authority, AnMed Health Project, Advance Refunding Revenue Bonds, Callable 2/1/26 @ 100, 5.000%, 2/1/29	960,185
550,000	South Carolina Jobs-Economic Development Authority, AnMed Health Project, Refunding & Improvement Revenue, Series B (Assured Guaranty), 5.000%, 2/1/19	588,813
1,000,000	South Carolina Jobs-Economic Development Authority, Bons Secours Health System, Inc., Refunding Revenue, Callable 11/1/22 @ 100, 5.000%, 11/1/24	1,148,590

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	South Carolina — (continued)
$1,500,000	South Carolina Jobs-Economic Development Authority, Conway Hospital Income Project, Health, Hospital, Nursing Home Improvements Revenue, Callable 7/1/22 @ 100, 5.000%, 7/1/23	$1,656,195
580,000	South Carolina Jobs-Economic Development Authority, Furman University, Refunding Revenue, 5.000%, 10/1/24	682,503
500,000	South Carolina Jobs-Economic Development Authority, Palmetto Health Facilities, Refunding Revenue, Series A (AGM), 5.000%, 8/1/19	538,350
500,000	South Carolina Jobs-Economic Development Authority, Palmetto Health, Refunding & Improvement Facilities Revenue, OID, 5.000%, 8/1/18	523,830
1,150,000	South Carolina Ports Authority, Port, Airport & Marina Improvements Revenue, 5.000%, 7/1/19	1,240,563
500,000	South Carolina Public Service Authority Obligations, Santee Cooper, Refunding Revenue, Series B, 5.000%, 12/1/18	528,145
1,400,000	South Carolina State Fiscal Accountability Authority, Department of Mental Health Project, Callable 04/01/27 @ 100, 5.000%, 10/1/37	1,608,838
335,000	South Carolina State Public Service Authority, Prerefunded, Current Refunding, Revenue Bonds, Series A, Callable 1/1/19 @ 100, 5.000%, 1/1/27	357,760
345,000	South Carolina State Public Service Authority, Prerefunded, Current Refunding, Revenue Bonds, Series A, Callable 1/1/19 @ 100, 5.000%, 1/1/32	368,439
1,250,000	South Carolina Transportation Infrastructure Bank, Advance Refunding Revenue, Series A, 5.000%, 10/1/23	1,468,763
600,000	Spartanburg Regional Health Services District, Refunding Revenue, Series A, Callable 4/15/18 @ 100, (Assured Guaranty), 5.250%, 4/15/21	624,390
500,000	University of South Carolina, Refunding Revenue, Series A, Callable 5/1/20 @ 100, 5.000%, 5/1/28	549,090
1,085,000	York County, SC, Public Improvements, G.O., (State Aid Withholding), 5.000%, 4/1/20	1,205,109

	Total Municipal Bonds (Cost $85,248,749)	87,245,001

Shares
MONEY MARKET FUND — 3.2%

2,904,460	Federated Treasury Obligations Fund, Institutional Shares, 0.570%(b)	2,904,460

	Total Money Market Fund (Cost $2,904,460)	2,904,460

Total Investments — 100.8% (Cost $88,153,209)		90,149,461
Net Other Assets (Liabilities) — (0.8)%		(726,778)

NET ASSETS — 100.0%.		$89,422,683

Continued

Sterling Capital South Carolina Intermediate Tax-Free Fund
Schedule of Portfolio Investments — (continued)
March 31, 2017 (Unaudited)

(a)

The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of March 31, 2017. The maturity date reflected is the final maturity date.

(b)	Represents the current yield as of report date.

AGM — Assured Guaranty Municipal Corp.

G.O. — General Obligation

NATL — National Public Finance Guarantee Corp.

OID — Original Issue Discount

SCAGO — South Carolina Association of Governmental Organizations

SCSDE — South Carolina School District Enhancement

See accompanying Notes to the Financial Statements.

Sterling Capital Virginia Intermediate Tax-Free Fund
Schedule of Portfolio Investments
March 31, 2017 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — 97.7%

	District of Columbia — 1.8%
$1,160,000	Metropolitan Washington Airports Authority, Port, Airport & Marina Improvement Revenue, Series A, Callable 10/1/20 @ 100, 5.000%, 10/1/23	$1,294,142
625,000	Metropolitan Washington Airports Authority, Refunding Revenue, Series B, Callable 10/1/19 @ 100, 5.000%, 10/1/21	680,488

		1,974,630

	Virginia — 95.9%
1,240,000	Albemarle County, VA, Economic Development Authority, Public Improvements Revenue, 5.000%, 6/1/27	1,521,864
1,730,000	Albemarle County, VA, Economic Development Authority, Albemarle County Project, Public Improvements Revenue, Callable 6/1/22 @ 100, 5.000%, 6/1/23	1,980,400
2,760,000	Albemarle County, VA, Economic Development Authority, Refunding Revenue, 5.000%, 6/1/20	3,071,494
1,365,000	Albemarle County, VA, School Improvements G.O., (State Aid Withholding), 5.000%, 6/1/26	1,685,379
1,000,000	Alexandria, VA, Refunding G.O. (State Aid Withholding), 5.000%, 6/15/21	1,145,900
1,000,000	Arlington County, VA, Industrial Development Authority, VA Hospital Center Arlington, Refunding Revenue, 5.000%, 7/1/18	1,046,990
1,085,000	Chesapeake Bay Bridge & Tunnel District, First Tier General Resolution, Highway Improvements, Revenue Bonds, Callable 7/1/26 @ 100 (AGM), 5.000%, 7/1/41	1,224,488
1,770,000	Chesapeake, VA, Public Improvements, Refunding G.O., Series A, Callable 8/1/27 @ 100, 5.000%, 8/1/30	2,152,408
1,100,000	Chesterfield County, VA, Economic Development Authority, Electric & Power, Refunding Revenue, Series A, Callable 5/1/19 @ 100, 5.000%, 5/1/23	1,184,876
1,145,000	Culpeper County, VA, Economic Development Authority, VA Capital Projects, Refunding Revenue, Callable 6/1/24 @ 100, 4.000%, 6/1/26	1,249,836
1,450,000	Fairfax County Economic Development Authority, Goodwin House Inc., Advance Refunding Revenue, Series A, Callable 10/1/24 @ 102, 5.000%, 10/1/36	1,573,569
1,410,000	Fairfax County, VA, Economic Development Authority, Community Services Facilities Project, Health, Hospital, Nursing, Home Improvements, Revenue, Series A, 4.500%, 3/1/21	1,570,895
2,500,000	Fairfax County, VA, Economic Development Authority, Laurel Hill Public Facilities Project, Refunding Revenue, Series A, 5.000%, 6/1/22	2,887,075
770,000	Fairfax County, VA, Industrial Development Authority, Inova Health System Project, Refunding Revenue, (AGM-CR), OID, 5.250%, 8/15/19	812,720

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	Virginia — (continued)
$2,160,000	Fairfax County, VA, Sewer Improvements Revenue, Callable 7/15/21 @ 100, 5.000%, 7/15/22	$2,477,088
1,000,000	Fredericksburg Economic Development Authority, Mary Washington Healthcare Obligation Group, Refunding Revenue, Callable 6/15/24 @ 100, 5.000%, 6/15/26	1,132,410
1,000,000	Hampton, VA, Public Improvements, Refunding G.O., Series A, Callable 1/15/19 @100, 5.000%, 1/15/21	1,070,280
800,000	Harrisonburg, VA, School Improvements, G.O., (State Aid Withholding), 5.000%, 7/15/23	949,480
1,305,000	Henrico County, VA, Public Improvements, G.O., Series A, Callable 12/1/18 @ 100, 5.000%, 12/1/25	1,391,078
1,700,000	Leesburg, VA, Refunding G.O., Callable 1/15/24 @ 100, (State Aid Withholding), 4.000%, 1/15/27	1,873,587
1,000,000	Leesburg, VA, Refunding G.O., Callable 1/15/25 @ 100, (State Aid Withholding), 5.000%, 1/15/27	1,187,370
1,000,000	Loudoun County, VA, Economic Development Authority, Public Improvements Revenue, Callable 12/1/24 @ 100, 5.000%, 12/1/27	1,179,960
1,665,000	Loudoun County, VA, Industrial Development Authority, Refunding Revenue, 4.000%, 12/15/22	1,868,097
1,465,000	Montgomery County, VA, Economic Development Authority, Virginia Tech Foundation, Refunding Revenue, Series A, Callable 6/1/20 @ 100, 5.000%, 6/1/27	1,615,382
2,460,000	Montgomery County, VA, Economic Development Authority, Virginia Tech Foundation, Refunding Revenue, Series A, Callable 6/1/21 @ 100, 5.000%, 6/1/24	2,770,526
1,445,000	Montgomery County, VA, Industrial Development Authority, Public Projects, Public Improvements, Revenue, Callable 2/1/18 @ 100, 5.000%, 2/1/24	1,494,116
1,250,000	New River Valley Regional Jail Authority Correctional Facilities Improvement Advance Refunding Revenue, Callable 10/1/26 @ 100, 5.000%, 10/1/27	1,484,600
2,000,000	Newport News, VA, General Water Improvements, Refunding G.O., Series A, 4.000%, 7/15/20	2,172,760
1,000,000	Newport News, VA, General Water Improvements, Refunding G.O., Series B, 5.250%, 7/1/21	1,158,290
1,000,000	Norfolk, VA, Economic Development Authority, Bon Secours Health System, Inc., Refunding Revenue, Callable 11/1/22 @ 100, 5.000%, 11/1/29	1,113,040
1,000,000	Norfolk, VA, Economic Development Authority, Sentara Healthcare Facilities, Refunding Revenue, Series B, Callable 11/1/22 @ 100, 5.000%, 11/1/25	1,137,690
1,000,000	Norfolk, VA, Economic Development Authority, Sentara Healthcare, Refunding Revenue, Series B, Callable 11/1/22 @ 100, 5.000%, 11/1/24	1,145,290

Continued

Sterling Capital Virginia Intermediate Tax-Free Fund
Schedule of Portfolio Investments — (continued)
March 31, 2017 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	Virginia — (continued)
$1,465,000	Norfolk, VA, Economic Development Authority, Sentara Healthcare, Refunding Revenue, Series B, Callable 11/1/22 @ 100, 5.000%, 11/1/36	$1,632,083
1,000,000	Norfolk, VA, Public Improvements, G.O., Series A, Callable 10/1/26 @ 100, 5.000%, 10/1/30	1,189,750
1,000,000	Norfolk, VA, Water Utility Improvements Revenue, Callable 11/1/18 @ 100, 5.000%, 11/1/23	1,062,880
250,000	Orange County Economic Development Authority, Current Refunding Revenue Bonds, Series A, 5.000%, 11/1/25	298,997
1,000,000	Pittsylvania County, VA, School Improvements G.O., Series B, 5.000%, 2/1/19	1,071,360
1,775,000	Pittsylvania County, VA, School Improvements G.O., Series B, Callable 2/1/19 @ 100, OID, 5.375%, 2/1/21	1,913,663
1,160,000	Poquoson, VA, Refunding G.O., (State Aid Withholding), 5.000%, 2/15/21	1,320,382
1,700,000	Portsmouth, VA, Public Improvements, Refunding G.O., Series A, Callable 2/1/23 @ 100, (State Aid Withholding), 5.000%, 2/1/27	1,965,914
1,325,000	Portsmouth, VA, Public Utilities, Refunding G.O., Series A, Callable 7/15/22 @ 100, (State Aid Withholding), 5.000%, 7/15/24	1,540,644
825,000	Portsmouth, VA, Refunding G.O., Series B, Callable 7/15/19 @ 100, 5.250%, 7/15/23	901,634
615,000	Portsmouth, VA,Refunding G.O., Series B, Callable 7/15/19 @ 100, 5.250%, 7/15/23	669,280
1,520,000	Powhatan County Economic Development Authority, School Improvements, Callable 10/15/26 @100, 5.000%, 10/15/27	1,824,258
1,150,000	Prince William County, VA, County Facilities, Refunding Certificate of Participation, 5.000%, 10/1/21	1,319,901
1,245,000	Rappahannock Regional Jail Authority, Refunding Revenue, Callable 10/1/2025 @ 100, 5.000%, 10/1/26	1,485,173
2,000,000	Richmond, VA, Public Improvements, Refunding G.O., Series A, Callable 3/1/24 @ 100 (State Aid Withholding), 5.000%, 3/1/28	2,318,500
1,250,000	Richmond, VA, Public Utility Advance Refunding Revenue Bonds, Callable 1/15/26 @ 100, 5.000%, 1/15/27	1,502,513
885,000	Smyth County, VA, Industrial Development Authority, Mountain States Health Alliance Refunding Revenue, 5.000%, 7/1/20	957,074
1,000,000	Smyth County, VA, Industrial Development Authority, Mountain States Health Alliance Refunding Revenue, Callable 7/1/20 @ 100, OID, 5.000%, 7/1/23	1,079,170
1,530,000	Smyth County, VA, Public Improvement, Refunding G.O., Series A, Callable 11/1/21 @ 100 (State Aid Withholding), 5.000%, 11/1/25	1,718,098
1,220,000	Spotsylvania County, VA, Economic Development Authority, Refunding Revenue, 5.000%, 6/1/22	1,412,150
1,420,000	Spotsylvania County, VA, Water & Sewer System, Refunding Revenue, Series A, Callable 6/1/20 @ 100, 5.000%, 6/1/28	1,559,302

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	Virginia — (continued)
$1,135,000	Virginia Beach, VA, Public Improvements, G.O., Series A, Callable 4/1/22 @ 100 (State Aid Withholding), 5.000%, 4/1/23	$1,315,896
1,100,000	Virginia Biotechnology Research Partnership Authority, Constructions Laboratories Project, Refunding Revenue, 5.000%, 9/1/19	1,199,891
2,500,000	Virginia College Building Authority, 21st Century College & Equipment, University & College Improvements Revenue, Series A, 5.000%, 2/1/22	2,889,875
1,750,000	Virginia College Building Authority, Advance Refunding Revenue, Series B, Callable 9/1/24 @100 (State Intercept), 4.000%, 9/1/25	1,937,075
1,000,000	Virginia College Building Authority, Educational Refunding Revenue, Series A, (State Intercept), 5.000%, 9/1/19	1,092,320
1,805,000	Virginia College Building Authority, Public Higher Education Financing Program, Refunding Revenue, Series B, (State Intercept), 5.000%, 9/1/20	2,025,282
1,850,000	Virginia Commonwealth Transportation Board, Federal Transportation Grant, Transit Improvements, Revenue, Series B, Callable 9/15/22 @ 100, 5.000%, 3/15/23	2,156,693
1,500,000	Virginia Port Authority Commonwealth Port Fund, Port, Airport & Marina Improvements Revenue, Callable 7/1/20 @ 100, 5.000%, 7/1/28	1,665,390
2,000,000	Virginia Public Building Authority, Public Improvements Revenue, Series A, Callable 8/1/21 @ 100, 5.000%, 8/1/26	2,294,080
1,515,000	Virginia Public School Authority, Advance Refunding Revenue, Callable 8/1/25 @ 100 (State Aid Withholding), 5.000%, 8/1/26	1,825,257
2,000,000	Virginia Public School Authority, Refunding Revenue, (State Aid Withholding), 5.000%, 8/1/20	2,242,440
1,525,000	Western Regional Jail Authority, Refunding Revenue, Callable 12/1/25 @ 100, 5.000%, 12/1/26	1,816,001
700,000	Winchester, VA, Economic Development Authority, Valley Health System Obligated Group, Hospital Refunding Revenue, 5.000%, 1/1/22	800,835
920,000	Winchester, VA, Economic Development Authority, Valley Health System Obligated Group, Hospital Refunding Revenue, Series A, Callable 1/1/24 @ 100, 5.000%, 1/1/26	1,055,240

		103,387,939

	Total Municipal Bonds (Cost $102,317,395)	105,362,569

Continued

Sterling Capital Virginia Intermediate Tax-Free Fund
Schedule of Portfolio Investments — (continued)
March 31, 2017 (Unaudited)

Shares		Fair Value
MONEY MARKET FUND — 1.5%

1,678,101	Federated Treasury Obligations Fund, Institutional Shares, 0.570%(a)	$1,678,101

	Total Money Market Fund (Cost $1,678,101)	1,678,101

Total Investments — 99.2% (Cost $103,995,496)		107,040,670
Net Other Assets (Liabilities) — 0.8%		827,092

NET ASSETS — 100.0%		$107,867,762

(a)	Represents the current yield as of report date.

AGM — Assured Guaranty Municipal Corp.

CR — Custodial Receipts

G.O. — General Obligation

OID — Original Issue Discount

See accompanying Notes to the Financial Statements.

Sterling Capital West Virginia Intermediate Tax-Free Fund
Schedule of Portfolio Investments
March 31, 2017 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — 97.7%

$1,060,000	Berkeley County, WV, Building Commission, Judicial Center Project, Refunding Revenue, Callable 9/1/21 @ 100, 4.500%, 9/1/23	$1,158,156
1,085,000	Berkeley County, WV, Building Commission, Lease Refunding Revenue, Callable 12/1/22 @ 100, 4.000%, 12/1/26	1,158,422
1,500,000	Berkeley County, WV, Public Service Sewer District, Miscellaneous Purposes Revenue, Series C, Callable 10/1/23 @ 100, (BAM), 4.500%, 10/1/32	1,619,100
655,000	Berkeley County, WV, Public Service Sewer District, Sewer Improvements Revenue, Series A, Callable 5/8/17 @ 100, 5.000%, 3/1/22	656,978
670,000	Braxton County, WV, Board of Education, Public School Improvements G.O., Callable 5/1/18 @ 100, (AGM, West Virginia Board Commission), 5.000%, 5/1/23	699,319
1,080,000	Braxton County, WV, Board of Education, Public School, Advance Refunding G.O., Callable 5/1/26 @ 100, (West Virginia Board Commission), 5.000%, 5/1/28	1,257,455
1,090,000	Charles Town, WV, Waterworks & Sewerage System, Water Utility Improvements Revenue, Series A, Callable 3/1/26 @ 100, (BAM), 4.500%, 3/1/36	1,162,518
1,215,000	Fairmont State University, WV, University & College Improvements, Refunding Revenue, Series B, 4.000%, 6/1/19	1,280,962
1,005,000	Fairmont State University, WV, University & College Improvements, Refunding Revenue, Series A, Callable 6/1/21 @ 100, 5.000%, 6/1/23	1,126,293
1,495,000	Fairmont State University, WV, University & College Improvements, Refunding Revenue, Series B, Callable 6/1/21 @ 100, 5.000%, 6/1/23	1,675,432
1,100,000	Fairmont, WV, Waterworks Refunding Revenue, Series D, Callable 7/1/19 @ 100, (AGM), 4.000%, 7/1/24	1,135,970
2,150,000	Greenbrier County, WV, Board of Education, Public School Improvements G.O., (AGM), 5.000%, 5/1/18	2,244,084
2,200,000	Greenbrier County, WV, Board of Education, Public School, Advance Refunding G.O., (West Virginia Board Commission), 4.000%, 5/1/24	2,435,598
1,000,000	Jefferson County, WV, Board of Education Public School, Refunding G.O., (West Virginia Board Commission), 4.000%, 5/1/19	1,054,470
1,700,000	Marshall University, WV, Refunding Revenue, 5.000%, 5/1/19	1,828,741
1,390,000	Marshall University, WV, University & College Improvements Revenue, Callable 5/1/21 @ 100, 5.000%, 5/1/26	1,554,076
1,560,000	Marshall University, WV, University & College Improvements Revenue, Callable 5/1/21 @ 100, 5.000%, 5/1/27	1,742,192
1,545,000	Monongalia County, WV, Board of Education, Public School Refunding G.O., (West Virginia Board Commission), 5.000%, 5/1/20	1,708,646

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

$1,000,000	Monongalia County, WV, Board of Education, Public School Refunding G.O., Callable 5/1/22 @ 100, (West Virginia Board Commission), 5.000%, 5/1/23	$1,141,900
675,000	Monongalia County, WV, Board of Education, Public School Refunding G.O., Callable 5/1/22 @ 100, (West Virginia Board Commission), 5.000%, 5/1/31	757,937
965,000	Monongalia County, WV, Board of Education, Public School Refunding G.O., Callable 5/1/22 @ 100, (West Virginia Board Commission), 5.000%, 5/1/33	1,083,570
915,000	Monongalia County, WV, Building Commission, Health System Obligated Group Refunding Revenue, Callable 7/1/21 @ 100, OID, 6.250%, 7/1/31	1,039,824
2,000,000	Monongalia County, WV, Building Commission, Monongalia Health System Group Refunding Revenue, Callable 7/1/25 @ 100, 5.000%, 7/1/26	2,302,980
200,000	Ohio County, WV, County Commission, Fort Henry Centre Financing District, Public Improvement, Tax Allocation, Series A, 5.350%, 6/1/17	201,514
1,000,000	Ohio County, WV, Country Commission, Fort Henry Centre Financing District, Public Improvement, Tax Allocation, Callable 6/1/22 @ 100, 4.750%, 6/1/31	1,043,610
1,000,000	Parkersburg, WV, Combined Waterworks & Sewerage System, Refunding Revenue, Series A, Callable 8/1/21 @ 100, (BAM), 4.000%, 8/1/22	1,075,740
1,210,000	Pleasants County, WV, Board of Education, Public School Improvements G.O., Callable 5/1/21 @ 100, 4.000%, 5/1/23	1,306,752
1,165,000	Pleasants County, WV, Board of Education, Public School Improvements G.O., Callable 5/1/21 @ 100, 4.000%, 5/1/24	1,252,911
1,000,000	Preston County, WV, Board of Education, Public School Improvements G.O., (West Virginia Board Commission), 3.000%, 5/1/19	1,038,530
1,655,000	Preston County, WV, Board of Education, Public School Improvements G.O., (West Virginia Board Commission), 4.000%, 5/1/21	1,817,587
1,285,000	Princeton, WV, Princeton Community Hospital Project, Refunding Revenue, Series A, 5.000%, 5/1/22	1,427,738
1,410,000	Princeton, WV, Princeton Community Hospital Project, Refunding Revenue, Series A, Callable 5/1/22 @ 100, 5.000%, 5/1/27	1,516,074
2,005,000	Putnam County, WV, Board of Education, Public School Improvements, G.O., (West Virginia Board Commission), 4.000%, 5/1/19	2,125,140
1,000,000	Putnam County, WV, Board of Education, Public School Improvements, G.O., Callable 5/1/20 @ 100, (West Virginia Board Commission), 4.000%, 5/1/22	1,069,950
1,105,000	School Building Authority of West Virginia, Capital Improvements, Refunding Revenue, Series A, Callable 7/1/17 @ 100 (NATL), 5.000%, 7/1/18	1,116,890

Continued

Sterling Capital West Virginia Intermediate Tax-Free Fund
Schedule of Portfolio Investments — (continued)
March 31, 2017 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

$2,200,000	School Building Authority of West Virginia, Capital Improvements, Refunding Revenue, Series A, Callable 7/1/17 @ 100 (NATL), 5.000%, 7/1/20	$2,223,672
500,000	School Building Authority of West Virginia, Lottery Capital Improvements Revenue, Callable 7/1/24 @ 100, Series A, 5.000%, 7/1/27	586,565
1,265,000	School Building Authority of West Virginia, Lottery Capital Improvements Revenue, Callable 7/1/24 @ 100, Series A, 5.000%, 7/1/28	1,473,472
1,675,000	School Building Authority Of West Virginia, School Improvements Revenue, Series A, Callable 7/1/25 @ 100, 5.000%, 7/1/28	1,962,212
1,000,000	School Building Authority of West Virginia, School Improvements Revenue, Series B, Callable 7/1/20 @ 100, 5.000%, 7/1/30	1,101,560
2,000,000	State of West Virginia, Refunding G.O., 5.000%, 11/1/26	2,443,380
2,000,000	West Virginia Commissioner Of Highways, Highway Improvements Revenue, Series A, 5.000%, 9/1/21	2,279,300
1,215,000	West Virginia Economic Development Authority, Correctional Juvenile Public Safety Facilities Lease, Refunding Revenue, Series A, 5.000%, 6/1/19	1,311,750
3,000,000	West Virginia Economic Development Authority, Correctional Juvenile Public Safety Facilities Lease, Refunding Revenue, Series A, Callable 6/1/22 @ 100, 5.000%, 6/1/25	3,416,190
3,685,000	West Virginia Economic Development Authority, Correctional Juvenile Public Safety Facilities Lease, Refunding Revenue, Series A, Callable 6/1/22 @ 100, 5.000%, 6/1/26	4,192,351
250,000	West Virginia Economic Development Authority, Department of Environmental Protection Lease, Refunding Revenue, Series B, 4.000%, 11/1/21	275,627
1,015,000	West Virginia Economic Development Authority, State Office Building 3, Public Improvements Revenue, Series D, Callable 6/1/25 @ 100, 5.000%, 6/1/26	1,188,494
1,890,000	West Virginia Economic Development Authority, The Diamond Project, Refunding Revenue, Callable 12/15/18 @ 100, 3.000%, 12/15/19	1,942,372
1,600,000	West Virginia Higher Education Policy Commission, Higher Education Facilities, Refunding Revenue, Series A, 5.000%, 4/1/20	1,761,200
935,000	West Virginia Hospital Finance Authority, Charleston Area Medical Center Inc., Health, Hospital, Nursing Home Improvements, Refunding Revenue, Callable 9/1/24 @ 100, 5.000%, 9/1/25	1,065,376
2,000,000	West Virginia Hospital Finance Authority, United Health System Obligation, Health, Hospital, Nursing Home Improvements Refunding Revenue, Series A, Callable 6/1/23 @ 100, OID, 5.375%, 6/1/38	2,226,220

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

$515,000	West Virginia Hospital Finance Authority, Valley Health System Obligated Group, Refunding Revenue, 5.000%, 1/1/24	$606,392
630,000	West Virginia Hospital Finance Authority, Valley Health System Obligated Group, Refunding Revenue, Callable 1/1/24 @ 100, 5.000%, 1/1/26	725,130
1,890,000	West Virginia State Building Commission, Regional Jail Refunding Revenue, Series A, (AMBAC), 5.375%, 7/1/21	2,075,693
2,000,000	West Virginia State Parkways Economic Development & Tourism Authority, Refunding Revenue (NATL), 5.250%, 5/15/19	2,166,500
1,000,000	West Virginia State Water Development Authority, Loan Program II, Refunding Revenue, Series A-II, Callable 11/1/23 @ 100, 5.000%, 11/1/26	1,172,160
2,525,000	West Virginia State Water Development Authority, Loan Program II, Refunding Revenue, Series A-II, Callable 11/1/23 @ 100, 5.000%, 11/1/27	2,944,529
1,500,000	West Virginia University, University Projects, University & College Improvements Revenue, Series B, 5.000%, 10/1/20	1,682,715
1,750,000	West Virginia University, University Projects, University & College Improvements Revenue, Series B, Callable 10/1/21 @ 100, 5.000%, 10/1/30	1,956,658
1,530,000	West Virginia University, University Projects, University & College Improvements, Refunding Revenue, Series A, Callable 10/1/22 @ 100, 5.000%, 10/1/35	1,729,619
520,000	West Virginia Water Development Authority, Loan Program II, Refunding Revenue, Series A-II, 5.000%, 11/1/24	608,946
1,000,000	West Virginia Water Development Authority, Loan Program II, Refunding Revenue, Series A-II, 5.000%, 11/1/25	1,179,880

	Total Municipal Bonds (Cost $90,482,380)	93,115,022

Shares
MONEY MARKET FUND — 1.2%

1,115,487	Federated Treasury Obligations Fund, Institutional Shares, 0.570%(a)	1,115,487

	Total Money Market Fund (Cost $1,115,487)	1,115,487

Total Investments — 98.9% (Cost $91,597,867)		94,230,509
Net Other Assets (Liabilities) — 1.1%		1,021,025

NET ASSETS — 100.0%		$95,251,534

(a)	Represents the current yield as of report date.

Continued

Sterling Capital West Virginia Intermediate Tax-Free Fund
Schedule of Portfolio Investments — (continued)
March 31, 2017 (Unaudited)

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Assurance Corp.

BAM — Build America Mutual

G.O. — General Obligation

NATL — National Public Finance Guarantee Corp.

OID — Original Issue Discount

See accompanying Notes to the Financial Statements.

Sterling Capital Diversified Income Fund
Schedule of Portfolio Investments
March 31, 2017 (Unaudited)

Shares		Fair Value
EQUITY FUNDS — 34.9%

79,525	First Trust DJ Global Select Dividend Index Fund	$1,950,748
57,970	Global SuperDividend U.S. ETF	1,460,844
115,184	Global X MLP ETF	1,338,438
200,072	Madison Covered Call & Equity Income Fund	1,856,671
29,240	SPDR S&P Global Dividend ETF	1,889,196
19,436	Vanguard High Dividend Yield ETF	1,509,205

	Total Equity Funds (Cost $9,524,667)	10,005,102

FIXED INCOME FUNDS — 63.0%

108,346	DoubleLine Total Return Bond Fund	1,151,718
138,911	Guggenheim Floating Rate Strategies Fund	3,622,795
1	Hotchkis and Wiley High Yield Fund	16
18,150	iShares 20+ Year Treasury Bond ETF	2,190,888
63,929	PowerShares Emerging Markets Sovereign Debt Portfolio	1,857,777
71,271	Principal Preferred Securities Fund	724,821
253,873	Stone Ridge High Yield Reinsurance Risk Premium Fund	2,551,419
201,554	VanEck Vectors Fallen Angel High Yield Bond ETF	5,957,936

	Total Fixed Income Funds (Cost $17,557,244)	18,057,370

Shares		Fair Value
MONEY MARKET FUND — 1.8%

526,696	Federated Treasury Obligations Fund, Institutional Shares, 0.570%(a)	$526,696

	Total Money Market Fund (Cost $526,696)	526,696

Total Investments — 99.7% (Cost $27,608,607)		28,589,168
Net Other Assets (Liabilities) — 0.3%		83,706

NET ASSETS — 100.0%		$28,672,874

(a)	Represents the current yield as of report date.

ETF — Exchange Traded Fund

MLP — Master Limited Partnership

See accompanying Notes to the Financial Statements.

Sterling Capital Strategic Allocation Balanced Fund
Schedule of Portfolio Investments
March 31, 2017 (Unaudited)

Shares		Fair Value
EQUITY FUNDS — 65.8%

872,385	Sterling Capital Behavioral International Equity Fund, Institutional Shares(a)	$9,003,016
224,392	Sterling Capital Equity Income Fund, Institutional Shares(a)	4,366,676
351,126	Sterling Capital Long/Short Equity Fund, Institutional Shares(a)(b)	3,118,000
179,552	Sterling Capital Special Opportunities Fund, Institutional Shares(a)	4,382,855

	Total Equity Funds (Cost $19,232,337)	20,870,547

FIXED INCOME FUND — 32.1%

972,166	Sterling Capital Total Return Bond Fund, Institutional Shares(a)	10,188,301

	Total Fixed Income Fund (Cost $10,095,169)	10,188,301

MONEY MARKET FUND — 2.0%

644,381	Federated Treasury Obligations Fund, Institutional Shares, 0.570%(c)	644,381

	Total Money Market Fund (Cost $644,381)	644,381

Total Investments — 99.9% (Cost $29,971,887)		31,703,229
Net Other Assets (Liabilities) — 0.1%		22,228

NET ASSETS — 100.0%		$31,725,457

(a)	Investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940.
(b)	Represents non-income producing security.
(c)	Represents the current yield as of report date.

See accompanying Notes to the Financial Statements.

Sterling Capital Strategic Allocation Growth Fund
Schedule of Portfolio Investments
March 31, 2017 (Unaudited)

Shares		Fair Value
EQUITY FUNDS — 82.8%

798,723	Sterling Capital Behavioral International Equity Fund, Institutional Shares(a)	$8,242,820
207,678	Sterling Capital Equity Income Fund, Institutional Shares(a)	4,041,405
304,337	Sterling Capital Long/Short Equity Fund, Institutional Shares(a)(b)	2,702,510
166,439	Sterling Capital Special Opportunities Fund, Institutional Shares(a)	4,062,781

	Total Equity Funds (Cost $17,431,499)	19,049,516

FIXED INCOME FUND — 16.9%

371,469	Sterling Capital Total Return Bond Fund, Institutional Shares(a)	3,892,998

	Total Fixed Income Fund (Cost $3,969,244)	3,892,998

MONEY MARKET FUND — 0.4%

74,636	Federated Treasury Obligations Fund, Institutional Shares, 0.570%(c)	74,636

	Total Money Market Fund (Cost $74,636)	74,636

Total Investments — 100.1% (Cost $21,475,379)		23,017,150
Net Other Assets (Liabilities) — (0.1)%		(11,733)

NET ASSETS — 100.0%		$23,005,417

(a)	Investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940.
(b)	Represents non-income producing security.
(c)	Represents the current yield as of report date.

See accompanying Notes to the Financial Statements.

Sterling Capital Funds
Statements of Assets and Liabilities
March 31, 2017 (Unaudited)

	Sterling Capital Behavioral Large Cap Value Equity Fund	Sterling Capital Mid Value Fund
Assets:
Investments at fair value (a)	$298,344,953	$678,085,653
Cash	—	—
Cash held at broker for securities sold short	—	—
Foreign currency, at value	—	—
Interest and dividends receivable	261,438	1,126,332
Receivable for investments sold	—	2,696,585
Receivable for capital shares issued	465,382	1,363,560
Deferred offering costs	—	—
Prepaid and other expenses	31,077	47,031

Total Assets	299,102,850	683,319,161

Liabilities:
Call options written (premiums received $ — , $ — , $ — , $357,962, $380,354, $5,060, $ — and $ — , respectively)	—	—
Securities sold short, at value (proceeds $ — , $ — , $ — , $ — , $ — , $13,965,340, $ — and $ — , respectively)	—	—
Distributions payable	—	—
Payable for investments purchased	—	—
Payable for capital shares redeemed	48,592	606,722
Payable for dividends on short sales	—	—
Payable to broker for service fee on short sales	—	—
Accrued expenses and other payables:
Investment advisory fees	115,368	399,644
Accounting out-of-pocket fees	1,249	1,043
Administration fees	20,890	46,523
Audit fees	11,568	25,141
Compliance service fees	225	473
Distribution (12b-1) fees	7,966	11,786
Trustee fees	130	292
Printing fees	14,173	33,979
Transfer agent fees	19,662	65,335
Other fees and liabilities	2,752	6,994

Total Liabilities	242,575	1,197,932

Net Assets	$298,860,275	$682,121,229

Net Assets Consist of:
Capital	$266,376,885	$535,282,778
Undistributed (distributions in excess of) net investment income (loss)	73,493	(190,555)
Accumulated realized gain (loss)	(4,183,317)	10,470,211
Net unrealized appreciation (depreciation)	36,593,214	136,558,795

Net Assets	$298,860,275	$682,121,229

Net Assets
Class A Shares	$32,276,754	$33,541,600
Class B Shares	81,873	122,356
Class C Shares	1,123,013	5,279,467
Institutional Shares	265,378,635	643,177,568
Class R Shares	—	238

Total	$298,860,275	$682,121,229

Shares of Beneficial Interest Outstanding (Unlimited number of shares authorized, no par value)
Class A Shares	1,656,547	1,808,673
Class B Shares	4,262	7,299
Class C Shares	59,293	316,859
Institutional Shares	13,543,872	34,217,348
Class R Shares	—	13

Total	15,263,974	36,350,192

Net Asset Value
Class A Shares - redemption price per share	$19.48	$18.54

Class B Shares - offering price per share**	$19.21	$16.76

Class C Shares - offering price per share**	$18.94	$16.66

Institutional Shares	$19.59	$18.80

Class R Shares	$—	$18.00 *

Maximum Sales Charge - Class A Shares	5.75%	5.75%

Maximum Offering Price (100%/(100% - Maximum Sales Charge)) of net asset value adjusted to the nearest cent per share - Class A Shares	$20.67	$19.67

(a) Investments at cost	$261,751,739	$541,526,858

*

The Sterling Capital Mid Value Fund and Sterling Capital Behavioral Small Cap Value Equity Fund net asset value for Class R and Sterling Capital Stratton Mid Cap Value Fund net asset value for Class A and Class C Shares is calculated using unrounded net assets of $238.15, $219.94, $106,201.19 and $1,230.45 divided by the unrounded shares of 13.234, 12.660, 1,730.836 and 19.787 respectively.

**	Redemption price per share varies by length of time shares are held.

See accompanying Notes to the Financial Statements.

Sterling Capital Behavioral Small Cap Value Equity Fund	Sterling Capital Special Opportunities Fund	Sterling Capital Equity Income Fund	Sterling Capital Long/Short Equity Fund	Sterling Capital Behavioral International Equity Fund	Sterling Capital SMID Opportunities Fund	Sterling Capital Stratton Mid Cap Value Fund

$212,267,299	$1,143,105,643	$1,651,299,333	$31,444,928	$73,513,231	$8,587,362	$63,911,860
5,316	—	—	434,989	—	—	—
—	—	—	13,485,374	—	—	—
—	—	—	—	153,917	—	—
387,771	939,786	2,972,898	16,045	400,482	11,212	55,665
—	1,176,405	1,185,681	1,873,933	—	58,348	—
472,305	2,764,613	3,634,597	14,926	—	5,350	20,087
—	—	—	—	—	6,576	—
18,208	81,213	73,017	10,430	3,029	14,746	7,372

213,150,899	1,148,067,660	1,659,165,526	47,280,625	74,070,659	8,683,594	63,994,984

—	1,128,000	126,875	2,046	—	—	—
—	—	—	13,355,054	—	—	—
—	—	229	—	—	—	—
—	—	—	1,168,720	—	56,477	—
17,947	1,550,003	2,724,803	98,310	—	106,610	20,090
—	—	—	13,590	—	—	—
—	—	—	207	—	—	—

107,991	636,385	782,904	42,495	24,805	3,081	38,433
2,733	674	912	3,269	8,137	—	823
14,665	79,780	115,994	2,307	5,053	586	4,474
7,704	45,808	68,535	1,588	2,885	—	2,522
109	995	1,467	33	50	—	52
2,418	226,193	320,300	241	126	1,728	21
—	325	250	34	—	204	22
9,282	50,120	77,627	1,366	2,630	56	5,009
13,108	147,948	303,758	6,550	708	1,002	5,415
838	12,543	19,171	7,982	3,557	535	1,706

176,795	3,878,774	4,542,825	14,703,792	47,951	170,279	78,567

$212,974,104	$1,144,188,886	$1,654,622,701	$32,576,833	$74,022,708	$8,513,315	$63,916,417

$168,549,993	$775,702,701	$1,166,583,847	$53,185,429	$68,490,399	$7,689,233	$42,574,334
(56,630)	(46,360)	22,490	(503,822)	357,996	(6,745)	57,213
4,156,396	51,934,980	29,664,741	(23,151,122)	258,460	94,469	1,524,254
40,324,345	316,597,565	458,351,623	3,046,348	4,915,853	736,358	19,760,616

$212,974,104	$1,144,188,886	$1,654,622,701	$32,576,833	$74,022,708	$8,513,315	$63,916,417

$9,760,040	$359,572,626	$453,393,620	$434,873	$406,426	$3,387,024	$106,201
42,880	641,330	386,196	—	—	—	—
350,997	170,669,432	253,696,902	171,268	49,423	1,225,307	1,203
202,819,967	613,029,637	944,134,295	31,970,692	73,566,859	3,900,984	63,809,013
220	275,861	3,011,688	—	—	—	—

$212,974,104	$1,144,188,886	$1,654,622,701	$32,576,833	$74,022,708	$8,513,315	$63,916,417

560,011	15,394,773	23,351,361	49,430	39,369	301,792	1,731
2,539	32,135	19,814	—	—	—	—
20,860	8,543,932	13,182,521	19,947	4,813	109,503	20
11,548,280	25,109,864	48,507,523	3,602,458	7,126,970	347,336	1,037,520
13	11,665	156,145	—	—	—	—

12,131,703	49,092,369	85,217,364	3,671,835	7,171,152	758,631	1,039,271

$17.43	$23.36	$19.42	$8.80	$10.32	$11.22	$61.36	*

$16.89	$19.96	$19.49	$—	$—	$—	$—

$16.83	$19.98	$19.24	$8.59	$10.27	$11.19	$60.82	*

$17.56	$24.41	$19.46	$8.87	$10.32	$11.23	$61.50

$17.37 *	$23.65	$19.29	$—	$—	$—	$—

5.75%	5.75%	5.75%	5.75%	5.75%	5.75%	5.75%

$18.49	$24.79	$20.60	$9.34	$10.95	$11.90	$65.10

$171,942,954	$825,738,040	$1,193,201,189	$29,011,881	$68,594,885	$7,851,004	$44,151,244

Sterling Capital Funds
Statements of Assets and Liabilities
March 31, 2017 (Unaudited)

	Sterling Capital Stratton Real Estate Fund		Sterling Capital Stratton Small Cap Value Fund
Assets:
Investments at fair value (a)	$93,699,755		$1,262,387,821
Interest and dividends receivable	314,999		1,856,321
Receivable for investments sold	—		5,378,100
Receivable for capital shares issued	60,909		1,014,569
Prepaid expenses	12,893		44,771

Total Assets	94,088,556		1,270,681,582

Liabilities:
Distributions payable	34		—
Payable for investments purchased	304,103		2,138,833
Payable for capital shares redeemed	242,052		1,088,058
Accrued expenses and other payables:
Investment advisory fees	45,153		915,790
Administration fees	6,432		87,751
Compliance service fees	98		902
Distribution (12b-1) fees	60		166
Trustee fees	165		—
Transfer agent fees	10,732		155,860
Other fees	14,837		169,745

Total Liabilities	623,666		4,557,105

Net Assets	$93,464,890		$1,266,124,477

Net Assets Consist of:
Capital	$60,385,516		$595,192,218
Undistributed (distributions in excess of) net investment income	374,774		111,459
Accumulated realized gain (loss)	1,420,843		27,982,578
Net unrealized appreciation (depreciation)	31,283,757		642,838,222

Net Assets	$93,464,890		$1,266,124,477

Net Assets
Class A Shares	$190,729		$359,357
Class B Shares	—		—
Class C Shares	23,766		136,144
Institutional Shares	93,250,395		1,265,628,976
Class R Shares	—		—

Total	$93,464,890		$1,266,124,477

Shares of Beneficial Interest Outstanding (Unlimited number of shares authorized, no par value)
Class A Shares	5,239		4,312
Class B Shares	—		—
Class C Shares	655		1,649
Institutional Shares	2,557,475		15,157,943
Class R Shares	—		—

Total	2,563,369		15,163,904

Net Asset Value
Class A Shares - redemption price per share	$36.41		$83.34

Class B Shares - offering price per share*	$—		$—

Class C Shares - offering price per share*	$36.26	**	$82.57	**

Institutional Shares	$36.46		$83.50

Class R Shares	$—		$—

Maximum Sales Charge - Class A Shares	5.75%		5.75%

Maximum Offering Price (100%/(100% - Maximum Sales Charge)) of net asset value adjusted to the nearest cent per share - Class A Shares	$38.63		$88.42

(a) Investments at cost	$62,415,998		$619,549,599

*	Redemption price per share varies by length of time shares are held.
**

The Sterling Capital Stratton Real Estate Fund and Sterling Capital Stratton Small Cap Value Fund net asset value for Class C Shares is calculated using unrounded net assets of $23,765.46 and $136,144.39 divided by the unrounded shares of 655.334 and 1,648.817, respectively.

See accompanying Notes to the Financial Statements.

Sterling Capital Ultra Short Bond Fund	Sterling Capital Short Duration Bond Fund	Sterling Capital Intermediate U.S. Government Fund	Sterling Capital Total Return Bond Fund	Sterling Capital Corporate Fund	Sterling Capital Securitized Opportunities Fund	Sterling Capital Kentucky Intermediate Tax-Free Fund

$40,655,236	$83,031,210	$25,765,746	$906,428,253	$30,292,793	$41,962,051	$12,683,267
218,299	548,202	140,005	5,889,437	319,205	128,167	158,929
456,680	703,102	—	8,491,553	308,543	—	273,674
27,994	27,777	6,848	2,301,739	15,355	—	28
12,288	13,557	5,990	46,136	3,663	5,783	109

41,370,497	84,323,848	25,918,589	923,157,118	30,939,559	42,096,001	13,116,007

6,455	102,303	30,862	900,084	224	26	14,924
501,795	677,452	516,798	13,800,980	455,601	—	646,802
43,736	45,469	14,844	913,336	82,747	210,476	1,193

3,824	13,172	6,831	203,360	8,972	11,028	3,662
3,115	5,367	1,740	61,376	2,089	2,899	853
31	71	20	564	28	38	5
1,345	2,972	1,871	21,138	131	63	874
—	7	18	253	72	32	4
6,756	6,831	2,477	67,304	3,435	3,320	976
8,992	14,921	3,628	96,577	9,093	10,038	1,759

576,049	868,565	579,089	16,064,972	562,392	237,920	671,052

$40,794,448	$83,455,283	$25,339,500	$907,092,146	$30,377,167	$41,858,081	$12,444,955

$41,862,686	$91,271,958	$32,515,478	$922,862,877	$29,982,296	$43,493,905	$12,024,756
(145,193)	(563,970)	161,131	(2,597,462)	3,004	(104,968)	12,836
(723,666)	(6,879,069)	(7,441,781)	(10,304,281)	107,291	(1,701,249)	14,898
(199,379)	(373,636)	104,672	(2,868,988)	284,576	170,393	392,465

$40,794,448	$83,455,283	$25,339,500	$907,092,146	$30,377,167	$41,858,081	$12,444,955

$4,766,050	$6,618,744	$6,188,825	$68,292,172	$457,588	$173,202	$4,128,005
—	—	18,828	70,731	—	—	—
—	1,869,172	638,513	7,900,749	42,082	33,236	1,539
36,028,398	74,967,367	18,493,334	830,823,198	29,877,497	41,651,643	8,315,411
—	—	—	5,296	—	—	—

$40,794,448	$83,455,283	$25,339,500	$907,092,146	$30,377,167	$41,858,081	$12,444,955

487,076	760,139	623,450	6,518,767	45,083	17,541	405,433
—	—	1,903	6,744	—	—	—
—	214,766	64,429	753,046	4,153	3,367	151
3,682,418	8,610,106	1,861,158	79,266,489	2,944,893	4,213,538	817,872
—	—	—	508	—	—	—

4,169,494	9,585,011	2,550,940	86,545,554	2,994,129	4,234,446	1,223,456

$9.79	$8.71	$9.93	$10.48	$10.15	$9.87	$10.18

$—	$—	$9.89	$10.49	$—	$—	$—

$—	$8.70	$9.91	$10.49	$10.13	$9.87	$10.19

$9.78	$8.71	$9.94	$10.48	$10.15	$9.89	$10.17

$—	$—	$—	$10.43	$—	$—	$—

0.50%	2.00%	2.00%	5.75%	2.00%	2.00%	2.00%

$9.84	$8.89	$10.13	$11.12	$10.36	$10.07	$10.39

$40,854,615	$83,404,846	$25,661,074	$909,297,241	$30,008,217	$41,791,658	$12,290,802

Sterling Capital Funds
Statements of Assets and Liabilities
March 31, 2017 (Unaudited)

	Sterling Capital Maryland Intermediate Tax-Free Fund	Sterling Capital North Carolina Intermediate Tax-Free Fund
Assets:
Investments at fair value - unaffiliated (a)	$27,477,676	$198,851,135
Investments at fair value - affiliated (b)	—	—
Interest and dividends receivable - unaffiliated	297,419	2,766,943
Dividends receivable - affiliated	—	—
Receivable for investments sold	—	4,579,392
Receivable for capital shares issued	—	38,927
Prepaid and other expenses	6,232	9,864

Total Assets	27,781,327	206,246,261

Liabilities:
Distributions payable	29,338	236,319
Payable for investments purchased	—	3,926,793
Payable for capital shares redeemed	13,760	157,694
Accrued expenses and other payables:
Investment advisory fees	8,248	60,133
Administration fees	1,920	14,000
Audit fees	1,242	8,503
Compliance service fees	24	187
Distribution (12b-1) fees	1,856	14,242
Trustee fees	15	91
Printing fees	1,782	11,258
Transfer agent fees	2,769	14,992
Other fees	1,430	5,474

Total Liabilities	62,384	4,449,686

Net Assets	$27,718,943	$201,796,575

Net Assets Consist of:
Capital	$26,825,327	$196,874,506
Undistributed net investment income (loss)	4,714	99,137
Accumulated realized gain (loss)	18,475	(1,833,541)
Net unrealized appreciation	870,427	6,656,473

Net Assets	$27,718,943	$201,796,575

Net Assets
Class A Shares	$5,969,072	$46,492,694
Class B Shares	—	—
Class C Shares	674,999	5,101,262
Institutional Shares	21,074,872	150,202,619

Total	$27,718,943	$201,796,575

Shares of Beneficial Interest Outstanding (Unlimited number of shares authorized, no par value)
Class A Shares	546,904	4,350,321
Class B Shares	—	—
Class C Shares	61,827	477,652
Institutional Shares	1,927,768	14,054,771

Total	2,536,499	18,882,744

Net Asset Value
Class A Shares - redemption price per share	$10.91	$10.69

Class B Shares - offering price per share*	$—	$—

Class C Shares - offering price per share*	$10.92	$10.68

Institutional Shares	$10.93	$10.69

Maximum Sales Charge - Class A Shares	2.00%	2.00%

Maximum Offering Price (100%/(100% - Maximum Sales Charge)) of net asset value adjusted to the nearest cent per share - Class A Shares	$11.14	$10.92

Investments at cost:
(a) Investments at cost - unaffiliated	$26,607,249	$192,194,662
(b) Investments at cost - affiliated	$—	$—

*	Redemption price per share varies by length of time shares are held.

See accompanying Notes to the Financial Statements.

Sterling Capital South Carolina Intermediate Tax-Free Fund	Sterling Capital Virginia Intermediate Tax-Free Fund	Sterling Capital West Virginia Intermediate Tax-Free Fund	Sterling Capital Diversified Income Fund	Sterling Capital Strategic Allocation Balanced Fund	Sterling Capital Strategic Allocation Growth Fund

$90,149,461	$107,040,670	$94,230,509	$28,589,168	$644,381	$74,636
—	—	—	—	31,058,848	22,942,514
1,060,215	1,189,227	1,379,341	—	—	—
—	—	—	14,717	29,016	11,036
—	—	—	108,015	—	—
60,684	29	207	471	444	4,246
3,633	9,211	11,183	4,358	7,742	8,792

91,273,993	108,239,137	95,621,240	28,716,729	31,740,431	23,041,224

94,907	123,684	115,356	1,751	1,507	291
1,620,928	—	61,351	12,650	—	—
80,151	177,319	130,168	8,051	281	26,484

26,408	32,148	28,739	7,237	—	—
6,149	7,485	6,691	2,358	—	—
3,706	4,650	4,098	1,702	1,322	951
76	111	82	30	23	14
5,159	7,256	7,754	4,273	7,303	5,108
7	80	39	14	19	11
4,752	6,342	5,430	2,274	1,810	1,297
6,625	8,774	7,007	3,515	2,709	1,651
2,442	3,526	2,991	—	—	—

1,851,310	371,375	369,706	43,855	14,974	35,807

$89,422,683	$107,867,762	$95,251,534	$28,672,874	$31,725,457	$23,005,417

$88,092,844	$105,561,929	$92,710,480	$33,933,474	$34,285,763	$28,117,691
28,193	63,197	69,267	65,070	1,466	(3,352)
(694,606)	(802,538)	(160,855)	(6,306,231)	(4,293,114)	(6,650,693)
1,996,252	3,045,174	2,632,642	980,561	1,731,342	1,541,771

$89,422,683	$107,867,762	$95,251,534	$28,672,874	$31,725,457	$23,005,417

$17,342,826	$29,685,700	$32,001,419	$15,187,175	$30,731,959	$21,867,175
—	—	—	70,963	104,016	84,680
1,596,551	997,983	803,824	1,080,844	758,521	377,528
70,483,306	77,184,079	62,446,291	12,333,892	130,961	676,034

$89,422,683	$107,867,762	$95,251,534	$28,672,874	$31,725,457	$23,005,417

1,579,851	2,548,052	3,219,191	1,414,747	2,752,401	1,980,385
—	—	—	6,592	9,483	7,897
145,480	85,673	80,830	101,509	69,242	35,418
6,464,606	6,626,811	6,274,801	1,135,309	11,643	61,088

8,189,937	9,260,536	9,574,822	2,658,157	2,842,769	2,084,788

$10.98	$11.65	$9.94	$10.73	$11.17	$11.04

$—	$—	$—	$10.77	$10.97	$10.72

$10.97	$11.65	$9.94	$10.65	$10.95	$10.66

$10.90	$11.65	$9.95	$10.86	$11.25	$11.07

2.00%	2.00%	2.00%	5.75%	5.75%	5.75%

$11.20	$11.89	$10.14	$11.38	$11.85	$11.71

$88,153,209	$103,995,496	$91,597,867	$27,608,607	$644,381	$74,636
$—	$—	$—	$—	$29,327,506	$21,400,743

Sterling Capital Funds
Statements of Operations
For the Six Months Ended March 31, 2017 (Unaudited)

	Sterling Capital Behavioral Large Cap Value Equity Fund	Sterling Capital Mid Value Fund
Investment Income:
Interest income	$—	$—
Dividend income	3,633,970	3,094,961
Foreign tax withholding	—	—

Total investment income	3,633,970	3,094,961

Expenses:
Investment advisory fees (See Note 5)	641,378	2,186,786
Administration fees (See Note 5)	117,506	257,540
Distribution fees - Class A Shares (See Note 5)	39,267	41,008
Distribution fees - Class B Shares (See Note 5)	812	1,027
Distribution fees - Class C Shares (See Note 5)	5,049	26,490
Distribution fees - Class R Shares (See Note 5)	—	1
Compliance service fees (See Note 5)	1,580	3,248
Trustee fees	11,406	24,765
Accounting and out-of-pocket fees	4,908	6,625
Audit fees	11,594	25,214
Custodian fees	6,590	14,111
Fund accounting fees (See Note 5)	10,690	23,430
Interest expense (See Note 7)	—	—
Legal fees	18,692	40,520
Offering costs	—	—
Printing fees	13,396	29,126
Registration fees	—	31,898
Transfer agent fees (See Note 5)	44,245	163,217
Other fees	33,463	18,265

Total expenses excluding dividend expense and service fee on securities sold short	960,576	2,893,271
Dividend expense	—	—
Service fee on securities sold short	—	—

Total expenses before waivers	960,576	2,893,271
Less expenses waived by the Investment Advisor (See Note 5)	—	—

Net expenses	960,576	2,893,271

Net investment income (loss)	2,673,394	201,690

Realized and Unrealized Gain (Loss):
Net realized gain (loss) from:
Investments	14,776,411	22,098,186
Written options	—	—
Foreign currency transactions	—	—
Short sales	—	—
Change in unrealized appreciation/depreciation on:
Investments	12,745,764	62,013,466
Written options	—	—
Foreign currency transactions	—	—
Short sales	—	—

Total realized and unrealized gain (loss)	27,522,175	84,111,652

Change in net assets from operations	$30,195,569	$84,313,342

* Commencement of operations was October 3, 2016.

See accompanying Notes to the Financial Statements.

Sterling Capital Behavioral Small Cap Value Equity Fund	Sterling Capital Special Opportunities Fund	Sterling Capital Equity Income Fund	Sterling Capital Long/Short Equity Fund	Sterling Capital Behavioral International Equity Fund	Sterling Capital SMID Opportunities Fund*	Sterling Capital Stratton Mid Cap Value Fund

$—	$—	$—	$80,383	$—	$—	$—
1,536,730	6,522,385	24,635,632	126,884	978,934	33,594	350,047
—	—	(286,821)	(1,068)	(52,353)	(278)	(1,955)

1,536,730	6,522,385	24,348,811	206,199	926,581	33,316	348,092

681,402	3,631,983	4,577,943	299,941	257,601	23,641	221,899
80,534	460,800	686,502	16,499	28,968	2,781	26,142
12,034	436,998	575,547	496	462	2,769	74
389	5,766	4,911	—	—	—	—
1,906	890,765	1,328,191	940	262	4,682	6
1	794	5,889	—	—	—	—
1,087	5,862	8,699	369	507	179	480
7,495	45,564	68,390	1,704	2,869	433	2,596
6,830	10,711	15,163	7,521	16,591	938	1,904
7,722	45,942	68,703	1,682	2,885	439	2,632
4,224	26,429	39,327	1,635	11,557	287	1,572
7,329	41,907	62,427	29,386	2,635	253	2,377
—	541	—	297	20	—	—
12,113	74,482	111,169	6,391	4,581	1,007	4,256
—	—	—	—	—	179	—
8,904	53,135	79,487	2,186	3,336	587	3,043
23,620	48,718	—	14,499	5,035	—	—
33,716	380,429	785,287	15,328	10,473	2,068	13,115
6,095	31,273	90,034	2,465	6,135	2,874	15,020

895,401	6,192,099	8,507,669	401,339	353,917	43,117	295,116
—	—	—	143,536	—	—	—
—	—	—	170,776	—	—	—

895,401	6,192,099	8,507,669	715,651	353,917	43,117	295,116
(95,077)	—	—	(5,630)	(117,093)	(8,984)	(4,247)

800,324	6,192,099	8,507,669	710,021	236,824	34,133	290,869

736,406	330,286	15,841,142	(503,822)	689,757	(817)	57,223

7,889,534	54,095,533	40,480,874	1,276,987	1,511,396	94,469	2,423,480
—	831,115	725,281	72,911	—	—	—
—	—	—	390	(37,312)	—	—
—	—	—	(1,071,206)	—	—	—

17,907,277	57,350,763	62,416,105	1,144,172	3,545,778	736,358	3,887,934
—	(401,954)	244,788	116	—	—	—
—	—	—	(1)	(891)	—	—
—	—	—	157,734	—	—	—

25,796,811	111,875,457	103,867,048	1,581,103	5,018,971	830,827	6,311,414

$26,533,217	$112,205,743	$119,708,190	$1,077,281	$5,708,728	$830,010	$6,368,637

Sterling Capital Funds
Statements of Operations
For the Six Months Ended March 31, 2017 (Unaudited)

	Sterling Capital Stratton Real Estate Fund	Sterling Capital Stratton Small Cap Value Fund	Sterling Capital Ultra Short Bond Fund	Sterling Capital Short Duration Bond Fund
Investment Income:
Interest income	$—	$—	$372,994	$675,485
Dividend income	1,092,448	7,290,064	2,638	22,959

Total investment income	1,092,448	7,290,064	375,632	698,444

Expenses:
Investment advisory fees (See Note 5)	268,880	5,362,335	53,095	123,164
Administration fees (See Note 5)	38,607	520,204	21,908	33,874
Distribution fees - Class A Shares (See Note 5)	172	290	8,063	8,978
Distribution fees - Class B Shares (See Note 5)	—	—	—	—
Distribution fees - Class C Shares (See Note 5)	110	386	—	8,968
Distribution fees - Class R Shares (See Note 5)	—	—	—	—
Compliance service fees (See Note 5)	653	6,429	424	585
Trustee fees	4,020	50,612	2,237	3,446
Accounting and out-of-pocket fees	1,952	11,669	13,776	15,214
Audit fees	4,032	51,510	2,204	3,421
Custodian fees	2,428	29,067	1,348	2,093
Fund accounting fees (See Note 5)	3,507	47,315	1,991	3,079
Interest expense (See Note 7)	381	—	—	—
Legal fees	6,638	81,505	3,457	5,589
Printing fees	4,674	59,523	2,549	3,965
Registration fees	—	26,350	14,694	17,584
Transfer agent fees (See Note 5)	30,964	470,293	18,178	15,704
Other fees	18,280	27,927	2,043	3,246

Total expenses before waivers	385,298	6,745,415	145,967	248,910
Less expenses waived by the Investment Advisor (See Note 5)	(12,692)	—	(26,548)	(41,055)

Net expenses	372,606	6,745,415	119,419	207,855

Net investment income	719,842	544,649	256,213	490,589

Realized and Unrealized Gain (Loss):
Net realized gain (loss) from:
Investments	1,535,439	27,982,179	4,777	(112,957)
Change in unrealized appreciation/depreciation on investments	(4,347,898)	113,162,931	(23,173)	(293,048)

Total realized and unrealized gain	(2,812,459)	141,145,110	(18,396)	(406,005)

Change in net assets from operations	$(2,092,617)	$141,689,759	$237,817	$84,584

See accompanying Notes to the Financial Statements.

Sterling Capital Intermediate U.S. Government Fund	Sterling Capital Total Return Bond Fund	Sterling Capital Corporate Fund	Sterling Capital Securitized Opportunities Fund	Sterling Capital Kentucky Intermediate Tax-Free Fund

$296,356	$11,791,019	$572,463	$610,809	$181,297
608	135,679	5,236	868	1,482

296,964	11,926,698	577,699	611,677	182,779

50,488	1,526,793	53,307	76,160	26,048
10,543	340,215	12,564	17,952	5,140
8,120	85,155	549	205	5,303
215	1,145	—	—	—
3,299	39,418	240	192	32
—	13	—	—	—
288	4,198	316	384	218
1,064	32,783	1,273	1,838	515
3,680	33,445	8,828	14,179	2,852
1,063	33,247	1,276	1,830	514
709	18,510	839	1,163	377
959	30,949	1,142	1,632	467
—	—	—	—	—
1,753	58,646	2,338	3,312	837
1,232	38,410	1,477	2,120	594
11,563	25,236	—	—	6,577
5,131	182,857	4,839	7,277	2,151
1,929	22,621	11,796	14,635	1,249

102,036	2,473,641	100,784	142,879	52,874
(9,590)	(412,647)	—	(8,704)	(4,239)

92,446	2,060,994	100,784	134,175	48,635

204,518	9,865,704	476,915	477,502	134,144

(39,171)	619,354	143,919	(48,111)	15,139
(701,116)	(22,344,769)	(689,596)	(813,597)	(419,925)

(740,287)	(21,725,415)	(545,677)	(861,708)	(404,786)

$(535,769)	$(11,859,711)	$(68,762)	$(384,206)	$(270,642)

Sterling Capital Funds
Statements of Operations
For the Six Months Ended March 31, 2017 (Unaudited)

	Sterling Capital Maryland Intermediate Tax-Free Fund	Sterling Capital North Carolina Intermediate Tax-Free Fund
Investment Income:
Interest income	$400,034	$2,925,492
Dividend income - unaffiliated	1,234	6,514
Dividend income - affiliated	—	—

Total investment income	401,268	2,932,006

Expenses:
Investment advisory fees (See Note 5)	62,160	428,720
Administration fees (See Note 5)	12,234	84,594
Distribution fees - Class A Shares (See Note 5)	7,762	60,072
Distribution fees - Class B Shares (See Note 5)	—	—
Distribution fees - Class C Shares (See Note 5)	3,684	27,563
Compliance service fees (See Note 5)	311	1,221
Trustee fees	1,254	8,538
Accounting and out-of-pocket fees	3,937	11,577
Audit fees	1,247	8,533
Custodian fees	808	4,986
Fund accounting fees (See Note 5)	1,112	7,691
Interest expense (See Note 7)	2	—
Legal fees	2,052	13,911
Printing fees	1,444	9,880
Registration fees	7,743	6,663
Transfer agent fees (See Note 5)	5,902	37,111
Other fees	1,774	6,550

Total expenses before waivers	113,426	717,610
Less expenses waived by the Investment Advisor (See Note 5)	(10,263)	(69,799)

Net expenses	103,163	647,811

Net investment income	298,105	2,284,195

Realized and Unrealized Gain (Loss):
Net realized gain (loss) from:
Investments - unaffiliated	5,480	(1,837,593)
Investments - affiliated	—	—
Change in unrealized appreciation/depreciation on investments	(927,829)	(5,184,412)

Total realized and unrealized gain	(922,349)	(7,022,005)

Change in net assets from operations	$(624,244)	$(4,737,810)

See accompanying Notes to the Financial Statements.

Sterling Capital South Carolina Intermediate Tax-Free Fund	Sterling Capital Virginia Intermediate Tax-Free Fund	Sterling Capital West Virginia Intermediate Tax-Free Fund	Sterling Capital Diversified Income Fund	Sterling Capital Strategic Allocation Balanced Fund	Sterling Capital Strategic Allocation Growth Fund

$1,156,962	$1,489,662	$1,425,617	$—	$—	$—
4,845	5,710	3,132	940,183	854	445
—	—	—	—	366,244	245,533

1,161,807	1,495,372	1,428,749	940,183	367,098	245,978

187,401	231,152	207,018	49,949	39,931	28,783
36,976	45,592	40,824	16,486	—	—
22,037	39,890	44,027	18,796	38,611	27,059
—	—	—	778	1,015	1,152
8,914	5,331	4,017	5,907	3,699	2,141
618	742	666	367	319	272
3,723	4,691	4,116	1,708	1,321	948
7,422	7,342	6,563	913	835	761
3,720	4,669	4,115	1,706	1,324	953
2,208	2,788	2,446	1,068	843	624
3,362	4,145	3,712	1,498	1,198	863
—	—	—	—	—	—
6,033	7,670	6,682	2,762	2,159	1,540
4,306	5,410	4,765	1,974	1,533	1,101
6,690	7,886	7,813	—	8,483	—
17,359	19,546	20,099	8,456	5,985	3,734
3,328	4,060	3,650	14,935	2,155	10,683

314,097	390,914	360,513	127,303	109,411	80,614
(30,518)	(37,740)	(33,808)	—	(39,931)	(28,783)

283,579	353,174	326,705	127,303	69,480	51,831

878,228	1,142,198	1,102,044	812,880	297,618	194,147

(694,572)	(715,591)	(169,689)	107,548	—	—
—	—	—	—	91,836	63,504
(2,045,340)	(3,190,120)	(2,730,769)	(482,477)	920,530	1,033,321

(2,739,912)	(3,905,711)	(2,900,458)	(374,929)	1,012,366	1,096,825

$(1,861,684)	$(2,763,513)	$(1,798,414)	$437,951	$1,309,984	$1,290,972

Sterling Capital Funds
Statements of Changes in Net Assets

	Sterling Capital Behavioral Large Cap Value Equity Fund

	For the Six Months Ended March 31, 2017 (Unaudited)	For the Year Ended September 30, 2016
From Investment Activities:
Operations:
Net investment income	$2,673,394	$4,920,661
Net realized gain (loss)	14,776,411	1,705,485
Change in unrealized appreciation/depreciation	12,745,764	15,175,012

Change in net assets from operations	30,195,569	21,801,158

Distributions to Class A Shareholders From:
Net investment income	(279,009)	(490,042)
Net realized gains	—	—
Distributions to Class B Shareholders From:
Net investment income	(643)	(2,410)
Net realized gains	—	—
Distributions to Class C Shareholders From:
Net investment income	(5,701)	(9,659)
Net realized gains	—	—
Distributions to Institutional Class Shareholders From:
Net investment income	(2,528,786)	(4,422,340)
Net realized gains	—	—
Distributions to Class R Shareholders From:
Net investment income	—	—
Net realized gains	—	—

Change in net assets from shareholder distributions	(2,814,139)	(4,924,451)

Capital Transactions:
Change in net assets from capital transactions	(779,874)	1,480,428

Change in net assets	26,601,556	18,357,135
Net Assets:
Beginning of period	272,258,719	253,901,584

End of period	$298,860,275	$272,258,719

Undistributed (distributions in excess of) net investment income	$73,493	$214,238

See accompanying Notes to the Financial Statements.

XXUPDATEXXX

Sterling Capital Mid Value Fund		Sterling Capital Behavioral Small Cap Value Equity Fund		Sterling Capital Special Opportunities Fund

For the Six Months Ended March 31, 2017 (Unaudited)	For the Year Ended September 30, 2016	For the Six Months Ended March 31, 2017 (Unaudited)	For the Year Ended September 30, 2016	For the Six Months Ended March 31, 2017 (Unaudited)	For the Year Ended September 30, 2016

$201,690	$2,292,082	$736,406	$2,236,883	$330,286	$311,596
22,098,186	26,467,705	7,889,534	(1,298,426)	54,926,648	24,296,488
62,013,466	47,976,839	17,907,277	13,544,642	56,948,809	54,591,916

84,313,342	76,736,626	26,533,217	14,483,099	112,205,743	79,200,000

—	—	(48,544)	(126,331)	—	—
(991,131)	(6,361,505)	—	(6,036)	(6,462,864)	(40,021,707)

—	—	(127)	(654)	—	—
(7,484)	(129,103)	—	(86)	(26,525)	(650,328)

—	—	(1,322)	(1,838)	—	—
(179,472)	(1,066,172)	—	(154)	(3,913,050)	(24,141,758)

(392,245)	(700,298)	(1,042,074)	(1,963,779)	(376,646)	—
(17,153,010)	(103,244,329)	—	(53,644)	(10,436,329)	(70,796,454)

—	—	—	(2)	—	—
(6)	(35)	—	—	(8,322)	(13,392)

(18,723,348)	(111,501,442)	(1,092,067)	(2,152,524)	(21,223,736)	(135,623,639)

28,656,186	(6,685,898)	20,928,654	28,722,387	(68,457,952)	273,741,629

94,246,180	(41,450,714)	46,369,804	41,052,962	22,524,055	217,317,990

587,875,049	629,325,763	166,604,300	125,551,338	1,121,664,831	904,346,841

$682,121,229	$587,875,049	$212,974,104	$166,604,300	$1,144,188,886	$1,121,664,831

$(190,555)	$—	$(56,630)	$299,031	$(46,360)	$—

Sterling Capital Funds
Statements of Changes in Net Assets (continued)

	Sterling Capital Equity Income Fund

	For the Six Months Ended March 31, 2017 (Unaudited)	For the Year Ended September 30, 2016
From Investment Activities:
Operations:
Net investment income (loss)	$15,841,142	$28,709,088
Net realized gain (loss)	41,206,155	(4,831,315)
Change in unrealized appreciation/depreciation	62,660,893	195,743,768

Change in net assets from operations	119,708,190	219,621,541

Distributions to Class A Shareholders From:
Net investment income	(4,867,372)	(8,174,103)
Net realized gains	(550,868)	(27,622,613)
Distributions to Class B Shareholders From:
Net investment income	(3,110)	(24,417)
Net realized gains	(1,261)	(220,992)
Distributions to Class C Shareholders From:
Net investment income	(1,867,901)	(2,993,617)
Net realized gains	(320,996)	(17,598,263)
Distributions to Institutional Class Shareholders From:
Net investment income	(10,983,109)	(18,004,115)
Net realized gains	(1,109,671)	(50,804,852)
Distributions to Class R Shareholders From:
Net investment income	(25,798)	(31,335)
Net realized gains	(2,596)	(126,200)

Change in net assets from shareholder distributions	(19,732,682)	(125,600,507)

Capital Transactions:
Change in net assets from capital transactions	(130,864,031)	20,172,055
Redemption Fees	—	—

Change in net assets	(30,888,523)	114,193,089
Net Assets:
Beginning of period	1,685,511,224	1,571,318,135

End of period	$1,654,622,701	$1,685,511,224

Undistributed (distributions in excess of) net investment income (loss)	$22,490	$1,928,638

* Commencement of operations was October 3, 2016.

See accompanying Notes to the Financial Statements.

XXUPDATEXXX

Sterling Capital Long/Short Equity Fund		Sterling Capital Behavioral International Equity Fund		Sterling Capital SMID Opportunities Fund	Sterling Capital Stratton Mid Cap Value Fund
For the Six Months Ended March 31, 2017 (Unaudited)	For the Year Ended September 30, 2016	For the Six Months Ended March 31, 2017 (Unaudited)	For the Year Ended September 30, 2016	For the Six Months Ended March 31, 2017 (Unaudited)*	For the Six Months Ended March 31, 2017 (Unaudited)	For the Period January 1, 2016 to September 30, 2016	For the Year Ended December 31, 2015

$(503,822)	$(1,071,201)	$689,757	$838,207	$(817)	$57,223	$81,614	$186,166
279,082	(21,126,189)	1,474,084	(187,564)	94,469	2,423,480	(895,187)	3,434,727
1,302,021	18,507,697	3,544,887	2,237,279	736,358	3,887,934	4,734,573	(4,693,757)

1,077,281	(3,689,693)	5,708,728	2,887,922	830,010	6,368,637	3,921,000	(1,072,864)

—	—	(5,338)	(10,316)	(1,611)	(47)	—	(3)
—	(25,974)	—	—	—	(328)	—	(34)

—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—

—	—	(451)	(437)	—	—	—	(2)
—	(8,379)	—	—	—	(5)	—	(34)

—	—	(1,170,042)	(425,049)	(4,317)	(85,765)	—	(182,047)
—	(1,760,963)	—	—	—	(293,559)	—	(2,143,152)

—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—

—	(1,795,316)	(1,175,831)	(435,802)	(5,928)	(379,704)	—	(2,325,272)

(10,593,870)	(56,339,230)	(865,723)	48,751,547	7,689,233	(5,606,015)	(4,753,401)	(6,874,381)
—	—	—	—	—	—	—	1,267

(9,516,589)	(61,824,239)	3,667,174	51,203,667	8,519,243	382,918	(832,401)	(10,271,250)

42,093,422	103,917,661	70,355,534	19,151,867	—	63,533,499	64,365,900	74,637,150

$32,576,833	$42,093,422	$74,022,708	$70,355,534	$8,513,315	$63,916,417	$63,533,499	$64,365,900

$(503,822)	$—	$357,996	$844,070	$(6,745)	$57,213	$85,802	$4,188

Sterling Capital Funds
Statements of Changes in Net Assets (continued)

	Sterling Capital Stratton Real Estate Fund
	For the Six Months Ended March 31, 2017 (Unaudited)	For the Period January 1, 2016 to September 30, 2016	For the Year Ended December 31, 2015
From Investment Activities:
Operations:
Net investment income	$719,842	$1,613,128	$1,794,066
Net realized gain	1,535,439	2,500,157	2,114,745
Change in unrealized appreciation/depreciation	(4,347,898)	6,959,598	(2,819,062)

Change in net assets from operations	(2,092,617)	11,072,883	1,089,749

Distributions to Class A Shareholders From:
Net investment income	(2,676)	(982)	—
Net realized gains	(5,214)	—	(14)
Distributions to Class C Shareholders From:
Net investment income	(330)	(108)	—
Net realized gains	(984)	—	(14)
Distributions to Institutional Class Shareholders From:
Net investment income	(1,955,166)	(1,308,182)	(1,627,288)
Net realized gains	(4,309,765)	—	(1,262,436)

Change in net assets from shareholder distributions	(6,274,135)	(1,309,272)	(2,889,752)

Capital Transactions:
Change in net assets from capital transactions	(2,991,578)	(1,140,944)	3,999,047
Redemption Fees	—	—	17,326

Change in net assets	(11,358,330)	8,622,667	2,216,370
Net Assets:
Beginning of period	104,823,220	96,200,553	93,984,183

End of period	$93,464,890	$104,823,220	$96,200,553

Undistributed (distributions in excess of) net investment income	$374,774	$1,613,104	$1,309,248

See accompanying Notes to the Financial Statements.

XXUPDATEXXX

Sterling Capital Stratton Small Cap Value Fund			Sterling Capital Ultra Short Bond Fund
For the Six Months Ended March 31, 2017 (Unaudited)	For the Period January 1, 2016 to September 30, 2016	For the Year Ended December 31, 2015	For the Six Months Ended March 31, 2017 (Unaudited)	For the Year Ended September 30, 2016

$544,649	$1,644,272	$1,267,734	$256,213	$408,789
27,982,179	66,753,095	27,326,647	4,777	624
113,162,931	60,734,126	(83,141,134)	(23,173)	157,845

141,689,759	129,131,493	(54,546,753)	237,817	567,258

(115)	—	(1)	(41,589)	(123,196)
(8,488)	—	(14)	—	—

—	—	—	—	—
(3,494)	—	(14)	—	—

(2,079,928)	—	(1,265,088)	(358,133)	(677,327)
(61,347,981)	—	(16,420,880)	—	—

(63,440,006)	—	(17,685,997)	(399,722)	(800,523)

(25,622,619)	(72,213,719)	(184,968,586)	(19,477,033)	16,987,987
899	4	86,432	—	—

52,628,033	56,917,778	(257,114,904)	(19,638,938)	16,754,722

1,213,496,444	1,156,578,666	1,413,693,570	60,433,386	43,678,664

$1,266,124,477	$1,213,496,444	$1,156,578,666	$40,794,448	$60,433,386

$111,459	$1,646,853	2,581	$(145,193)	$(1,684)

Sterling Capital Funds
Statements of Changes in Net Assets (continued)

	Sterling Capital Short Duration Bond Fund

	For the Six Months Ended March 31, 2017 (Unaudited)	For the Year Ended September 30, 2016
From Investment Activities:
Operations:
Net investment income	$490,589	$1,091,866
Net realized gain (loss)	(112,957)	(81,804)
Change in unrealized appreciation/depreciation	(293,048)	791,096

Change in net assets from operations	84,584	1,801,158

Distributions to Class A Shareholders From:
Net investment income	(84,990)	(194,613)
Net realized gains	—	—
Distributions to Class B Shareholders From:
Net investment income	—	—
Distributions to Class C Shareholders From:
Net investment income	(14,489)	(39,043)
Net realized gains	—	—
Distributions to Institutional Class Shareholders From:
Net investment income	(954,753)	(2,081,589)
Net realized gains	—	—
Distributions to Class R Shareholders From:
Net investment income	—	—

Change in net assets from shareholder distributions	(1,054,232)	(2,315,245)

Capital Transactions:
Change in net assets from capital transactions	(2,166,917)	(1,773,747)

Change in net assets	(3,136,565)	(2,287,834)
Net Assets:
Beginning of period	86,591,848	88,879,682

End of period	$83,455,283	$86,591,848

Undistributed (distributions in excess of) net investment income	$(563,970)	$(327)

See accompanying Notes to the Financial Statements.

XXUPDATEXXX

Sterling Capital Intermediate U.S. Government Fund		Sterling Capital Total Return Bond Fund		Sterling Capital Corporate Fund

For the Six Months Ended March 31, 2017 (Unaudited)	For the Year Ended September 30, 2016	For the Six Months Ended March 31, 2017 (Unaudited)	For the Year Ended September 30, 2016	For the Six Months Ended March 31, 2017 (Unaudited)	For the Year Ended September 30, 2016

$204,518	$405,377	$9,865,704	$18,380,562	$476,915	$1,590,895
(39,171)	122,704	619,354	3,232,622	143,919	215,255
(701,116)	193,451	(22,344,769)	19,293,448	(689,596)	967,977

(535,769)	721,532	(11,859,711)	40,906,632	(68,762)	2,774,127

(63,746)	(130,952)	(987,408)	(1,821,689)	(6,346)	(10,805)
—	—	—	—	(1,621)	—

(244)	(1,179)	(2,367)	(16,144)	—	—

(4,005)	(8,319)	(84,743)	(147,024)	(515)	(741)
—	—	—	—	(179)	—

(203,553)	(415,851)	(11,830,906)	(20,773,454)	(470,072)	(1,579,316)
—	—	—	—	(112,762)	—

—	—	(70)	(149)	—	—

(271,548)	(556,301)	(12,905,494)	(22,758,460)	(591,495)	(1,590,862)

(569,068)	(3,667,237)	144,195,659	101,505,879	(1,216,581)	(33,278,249)

(1,376,385)	(3,502,006)	119,430,454	119,654,051	(1,876,838)	(32,094,984)

26,715,885	30,217,891	787,661,692	668,007,641	32,254,005	64,348,989

$25,339,500	$26,715,885	$907,092,146	$787,661,692	$30,377,167	$32,254,005

$161,131	$228,161	$(2,597,462)	$442,328	$3,004	$3,022

Sterling Capital Funds
Statements of Changes in Net Assets (continued)

	Sterling Capital Securitized Opportunities Fund

	For the Six Months Ended March 31, 2017 (Unaudited)	For the Year Ended September 30, 2016
From Investment Activities:
Operations:
Net investment income	$477,502	$1,027,410
Net realized gain	(48,111)	305,310
Change in unrealized appreciation/depreciation	(813,597)	424,797

Change in net assets from operations	(384,206)	1,757,517

Distributions to Class A Shareholders From:
Net investment income	(1,996)	(27,939)
Net realized gains	—	—
Distributions to Class C Shareholders From:
Net investment income	(323)	(627)
Net realized gains	—	—
Distributions to Institutional Class Shareholders From:
Net investment income	(580,228)	(1,209,058)
Net realized gains	—	—

Change in net assets from shareholder distributions	(582,547)	(1,237,624)

Capital Transactions:
Change in net assets from capital transactions	(3,955,970)	(151,687)

Change in net assets	(4,922,723)	368,206
Net Assets:
Beginning of period	46,780,804	46,412,598

End of period	$41,858,081	$46,780,804

Undistributed (distributions in excess of) net investment income	$(104,968)	$77

See accompanying Notes to the Financial Statements.

XXUPDATEXXX

Sterling Capital Kentucky Intermediate Tax-Free Fund		Sterling Capital Maryland Intermediate Tax-Free Fund		Sterling Capital North Carolina Intermediate Tax-Free Fund

For the Six Months Ended March 31, 2017 (Unaudited)	For the Year Ended September 30, 2016	For the Six Months Ended March 31, 2017 (Unaudited)	For the Year Ended September 30, 2016	For the Six Months Ended March 31, 2017 (Unaudited)	For the Year Ended September 30, 2016

$134,144	$314,262	$298,105	$670,544	$2,284,195	$4,565,660
15,139	179,310	5,480	255,825	(1,837,593)	758,138
(419,925)	(1,263)	(927,829)	423,216	(5,184,412)	2,178,199

(270,642)	492,309	(624,244)	1,349,585	(4,737,810)	7,501,997

(42,096)	(97,033)	(56,921)	(112,324)	(495,640)	(1,018,136)
(57,042)	(52,381)	(45,624)	(43,187)	(165,995)	(249,326)

(41)	(301)	(3,989)	(7,056)	(36,211)	(64,479)
(20)	(235)	(5,262)	(4,146)	(19,120)	(21,666)

(91,685)	(216,582)	(236,447)	(548,940)	(1,751,436)	(3,478,684)
(107,066)	(110,771)	(164,784)	(187,004)	(526,094)	(787,697)

(297,950)	(477,303)	(513,027)	(902,657)	(2,994,496)	(5,619,988)

54,881	(1,141,252)	(3,104,307)	(5,060,938)	(5,992,603)	17,301,063

(513,711)	(1,126,246)	(4,241,578)	(4,614,010)	(13,724,909)	19,183,072

12,958,666	14,084,912	31,960,521	36,574,531	215,521,484	196,338,412

$12,444,955	$12,958,666	$27,718,943	$31,960,521	$201,796,575	$215,521,484

$12,836	$12,514	$4,714	$3,966	$99,137	$98,229

Sterling Capital Funds
Statements of Changes in Net Assets (continued)

	Sterling Capital South Carolina Intermediate Tax-Free Fund
	For the Six Months Ended March 31, 2017 (Unaudited)	For the Year Ended September 30, 2016
From Investment Activities:
Operations:
Net investment income	$878,228	$1,653,005
Net realized gain	(694,572)	10,105
Change in unrealized appreciation/depreciation	(2,045,340)	1,396,055

Change in net assets from operations	(1,861,684)	3,059,165

Distributions to Class A Shareholders From:
Net investment income	(156,790)	(314,527)
Net realized gains	(1,895)	(54,170)
Distributions to Class C Shareholders From:
Net investment income	(9,224)	(17,488)
Net realized gains	(193)	(4,526)
Distributions to Institutional Class Shareholders From:
Net investment income	(712,214)	(1,319,920)
Net realized gains	(7,861)	(191,305)

Change in net assets from shareholder distributions	(888,177)	(1,901,936)

Capital Transactions:
Change in net assets from capital transactions	(1,037,843)	15,602,827

Change in net assets	(3,787,704)	16,760,056
Net Assets:
Beginning of period	93,210,387	76,450,331

End of period	$89,422,683	$93,210,387

Undistributed net investment income	$28,193	$28,193

See accompanying Notes to the Financial Statements.

Sterling Capital Virginia Intermediate Tax-Free Fund		Sterling Capital West Virginia Intermediate Tax-Free Fund
For the Six Months Ended March 31, 2017 (Unaudited)	For the Year Ended September 30, 2016	For the Six Months Ended March 31, 2017 (Unaudited)	For the Year Ended September 30, 2016

$1,142,198	$2,557,368	$1,102,044	$2,214,872
(715,591)	876,273	(169,689)	523,186
(3,190,120)	958,768	(2,730,769)	1,257,070

(2,763,513)	4,392,409	(1,798,414)	3,995,128

(302,938)	(718,628)	(364,421)	(741,370)
(249,339)	(130,362)	(162,149)	(187,693)

(6,127)	(15,771)	(5,309)	(6,729)
(8,557)	(4,426)	(3,642)	(2,185)

(833,132)	(1,822,391)	(730,776)	(1,463,917)
(612,795)	(280,165)	(286,951)	(339,731)

(2,012,888)	(2,971,743)	(1,553,248)	(2,741,625)

(7,181,773)	1,982,849	(4,132,643)	(921,673)

(11,958,174)	3,403,515	(7,484,305)	331,830

119,825,936	116,422,421	102,735,839	102,404,009

$107,867,762	$119,825,936	$95,251,534	$102,735,839

$63,197	$63,196	$69,267	$67,729

Sterling Capital Funds
Statements of Changes in Net Assets (continued)

	Sterling Capital Diversified Income Fund
	For the Six Months Ended March 31, 2017 (Unaudited)	For the Year Ended September 30, 2016
From Investment Activities:
Operations:
Net investment income	$812,880	$1,397,909
Net realized gain/loss	107,548	(1,213,226)
Change in unrealized appreciation/depreciation	(482,477)	3,733,112

Change in net assets from operations	437,951	3,917,795

Distributions to Class A Shareholders From:
Net investment income	(302,744)	(522,708)
Distributions to Class B Shareholders From:
Net investment income	(2,166)	(9,870)
Distributions to Class C Shareholders From:
Net investment income	(18,537)	(30,445)
Distributions to Institutional Class Shareholders From:
Net investment income	(507,655)	(1,008,635)

Change in net assets from shareholder distributions	(831,102)	(1,571,658)

Capital Transactions:
Change in net assets from capital transactions	(13,769,641)	(3,036,176)

Change in net assets	(14,162,792)	(690,039)
Net Assets:
Beginning of period	42,835,666	43,525,705

End of period	$28,672,874	$42,835,666

Undistributed (distributions in excess of) net investment income	$65,070	$83,292

See accompanying Notes to the Financial Statements.

Sterling Capital Strategic Allocation Balanced Fund		Sterling Capital Strategic Allocation Growth Fund
For the Six Months Ended March 31, 2017 (Unaudited)	For the Year Ended September 30, 2016	For the Six Months Ended March 31, 2017 (Unaudited)	For the Year Ended September 30, 2016

$297,618	$545,557	$194,147	$311,195
91,836	824,898	63,504	816,146
920,530	842,888	1,033,321	567,271

1,309,984	2,213,343	1,290,972	1,694,612

(304,089)	(640,508)	(189,910)	(384,818)

(1,247)	(7,812)	(931)	(9,374)

(4,904)	(9,577)	(2,532)	(5,409)

(1,415)	(1,789)	(7,298)	(13,447)

(311,655)	(659,686)	(200,671)	(413,048)

(2,304,349)	(4,322,550)	(1,488,178)	(3,618,924)

(1,306,020)	(2,768,893)	(397,877)	(2,337,360)

33,031,477	35,800,370	23,403,294	25,740,654

$31,725,457	$33,031,477	$23,005,417	$23,403,294

$1,466	$15,503	$(3,352)	$3,172

Sterling Capital Funds
Statements of Changes in Net Assets (continued)

	Sterling Capital Behavioral Large Cap Value Equity Fund
	For the Six Months Ended March 31, 2017 (Unaudited)	For the Year Ended September 30, 2016
Capital Transactions:
Class A Shares:
Proceeds from shares issued	$382,243	$1,648,432
Distributions reinvested	270,704	477,904
Value of shares redeemed	(1,581,617)	(5,028,277)

Change in net assets from Class A Share transactions	(928,670)	(2,901,941)
Class B Shares:
Proceeds from shares issued	—	—
Distributions reinvested	639	2,390
Value of shares redeemed	(145,137)	(354,880)

Change in net assets from Class B Share transactions	(144,498)	(352,490)
Class C Shares:
Proceeds from shares issued	121,912	334,208
Distributions reinvested	5,080	7,605
Value of shares redeemed	(18,384)	(278,620)

Change in net assets from Class C Share transactions	108,608	63,193
Institutional Shares:
Proceeds from shares issued	9,247,461	33,119,823
Distributions reinvested	2,511,908	4,394,065
Value of shares redeemed	(11,574,683)	(32,842,222)

Change in net assets from Institutional Share transactions	184,686	4,671,666
Class R Shares:
Proceeds from shares issued	—	—
Distributions reinvested	—	—
Value of shares redeemed	—	—

Change in net assets from Class R Share transactions	—	—

Change in net assets from capital transactions	$(779,874)	$1,480,428

Share Transactions:
Class A Shares:
Issued	20,192	94,866
Reinvested	14,230	27,577
Redeemed	(83,748)	(296,745)

Change in Class A Shares	(49,326)	(174,302)
Class B Shares:
Issued	—	—
Reinvested	34	140
Redeemed	(7,786)	(21,147)

Change in Class B Shares	(7,752)	(21,007)
Class C Shares:
Issued	6,512	19,386
Reinvested	276	452
Redeemed	(959)	(16,417)

Change in Class C Shares	5,829	3,421
Institutional Shares:
Issued	481,344	1,878,655
Reinvested	131,197	252,191
Redeemed	(624,309)	(1,902,199)

Change in Institutional Shares	(11,768)	228,647
Class R Shares:
Issued	—	—
Reinvested	—	—
Redeemed	—	—

Change in Class R Shares	—	—

Change in Shares	(63,017)	36,759

See accompanying Notes to the Financial Statements.

Sterling Capital Mid Value Fund		Sterling Capital Behavioral Small Cap Value Equity Fund		Sterling Capital Special Opportunities Fund
For the Six Months Ended March 31, 2017 (Unaudited)	For the Year Ended September 30, 2016	For the Six Months Ended March 31, 2017 (Unaudited)	For the Year Ended September 30, 2016	For the Six Months Ended March 31, 2017 (Unaudited)	For the Year Ended September 30, 2016

$1,313,261	$2,121,637	$429,042	$639,729	$21,135,937	$123,426,679
946,689	5,600,796	46,754	128,035	6,033,116	37,784,514
(3,763,875)	(8,309,555)	(718,040)	(6,046,139)	(47,595,517)	(57,683,989)

(1,503,925)	(587,122)	(242,244)	(5,278,375)	(20,426,464)	103,527,204

2,970	2,248	—	10	4,347	56,817
7,484	129,038	129	741	26,333	639,576
(178,631)	(466,690)	(84,056)	(100,946)	(1,090,145)	(3,142,892)

(168,177)	(335,404)	(83,927)	(100,195)	(1,059,465)	(2,446,499)

266,201	1,391,141	10,894	34,839	9,357,713	52,389,456
144,501	866,589	1,289	1,840	3,641,709	22,875,216
(932,628)	(1,835,476)	(79,339)	(29,732)	(36,768,576)	(25,279,463)

(521,926)	422,254	(67,156)	6,947	(23,769,154)	49,985,209

66,317,605	147,129,910	27,172,401	49,471,199	62,464,224	258,214,223
16,510,873	95,000,641	1,026,322	1,987,871	9,057,456	58,697,993
(51,978,264)	(248,316,212)	(6,876,742)	(17,365,062)	(94,782,361)	(194,387,011)

30,850,214	(6,185,661)	21,321,981	34,094,008	(23,260,681)	122,525,205

—	—	—	—	346,928	167,384
—	35	—	2	3,361	9,484
—	—	—	—	(292,477)	(26,358)

—	35	—	2	57,812	150,510

$28,656,186	$(6,685,898)	$20,928,654	$28,722,387	$(68,457,952)	$273,741,629

74,007	131,632	24,907	44,758	949,937	5,705,594
53,942	362,511	2,658	8,818	275,825	1,802,865
(212,015)	(537,458)	(41,252)	(424,672)	(2,153,891)	(2,694,723)

(84,066)	(43,315)	(13,687)	(371,096)	(928,129)	4,813,736

178	127	—	1	224	3,242
471	9,126	8	52	1,406	35,219
(11,147)	(32,537)	(5,127)	(7,289)	(57,296)	(168,588)

(10,498)	(23,284)	(5,119)	(7,236)	(55,666)	(130,127)

16,694	92,022	658	2,491	489,615	2,811,678
9,146	61,674	76	130	194,308	1,258,951
(58,414)	(122,752)	(4,656)	(2,132)	(1,905,523)	(1,364,911)

(32,574)	30,944	(3,922)	489	(1,221,600)	2,705,718

3,668,802	9,037,428	1,607,350	3,450,437	2,685,865	11,570,304
929,668	6,079,031	57,918	135,832	396,534	2,686,675
(2,929,724)	(15,018,081)	(408,226)	(1,200,414)	(4,103,998)	(8,817,130)

1,668,746	98,378	1,257,042	2,385,855	(1,021,599)	5,439,849

—	—	—	—	15,671	7,482
—	2	—	1	152	445
—	—	—	—	(12,893)	(1,149)

—	2	—	1	2,930	6,778

1,541,608	62,725	1,234,314	2,008,013	(3,224,064)	12,835,954

Sterling Capital Funds
Statements of Changes in Net Assets (continued)

	Sterling Capital Equity Income Fund
	For the Six Months Ended March 31, 2017 (Unaudited)	For the Year Ended September 30, 2016
Capital Transactions:
Class A Shares:
Proceeds from shares issued	$37,822,511	$91,700,954
Distributions reinvested	4,825,441	33,032,277
Value of shares redeemed	(84,310,669)	(162,382,364)

Change in net assets from Class A Share transactions	(41,662,717)	(37,649,133)
Class B Shares:
Proceeds from shares issued	771	—
Distributions reinvested	4,275	238,670
Value of shares redeemed	(1,098,152)	(2,781,222)

Change in net assets from Class B Share transactions	(1,093,106)	(2,542,552)
Class C Shares:
Proceeds from shares issued	5,695,483	20,441,233
Distributions reinvested	2,012,503	19,514,637
Value of shares redeemed	(41,441,170)	(61,841,786)

Change in net assets from Class C Share transactions	(33,733,184)	(21,885,916)
Institutional Shares:
Proceeds from shares issued	110,044,287	373,054,511
Distributions reinvested	10,353,633	61,688,923
Value of shares redeemed	(175,720,928)	(352,354,402)

Change in net assets from Institutional Share transactions	(55,323,008)	82,389,032
Class R Shares:
Proceeds from shares issued	947,796	221,370
Distributions reinvested	28,394	157,535
Value of shares redeemed	(28,206)	(518,281)

Change in net assets from Class R Share transactions	947,984	(139,376)

Change in net assets from capital transactions	$(130,864,031)	$20,172,055

Share Transactions:
Class A Shares:
Issued	2,014,711	5,326,559
Reinvested	252,930	1,973,144
Redeemed	(4,463,881)	(9,330,149)

Change in Class A Shares	(2,196,240)	(2,030,446)
Class B Shares:
Issued	40	—
Reinvested	226	14,367
Redeemed	(58,031)	(160,821)

Change in Class B Shares	(57,765)	(146,454)
Class C Shares:
Issued	310,725	1,198,628
Reinvested	106,531	1,181,597
Redeemed	(2,206,246)	(3,639,420)

Change in Class C Shares	(1,788,990)	(1,259,195)
Institutional Shares:
Issued	5,832,651	21,587,101
Reinvested	541,065	3,672,381
Redeemed	(9,285,775)	(20,300,270)

Change in Institutional Shares	(2,912,059)	4,959,212
Class R Shares:
Issued	50,523	13,067
Reinvested	1,495	9,484
Redeemed	(1,512)	(30,400)

Change in Class R Shares	50,506	(7,849)

Change in Shares	(6,904,548)	1,515,268

* Commencement of operations was October 3, 2016. ** Includes capital stock transactions for the predecessor fund: Stratton Mid Cap Value Fund.

See accompanying Notes to the Financial Statements.

Sterling Capital Long/Short Equity Fund	Sterling Capital Behavioral International Equity Fund	Sterling Capital SMID Opportunities Fund	Sterling Capital Stratton Mid Cap Value Fund

For the Six Months Ended March 31, 2017 (Unaudited)	For the Year Ended September 30, 2016	For the Six Months Ended March 31, 2017 (Unaudited)	For the Year Ended September 30, 2016	For the Six Months Ended March 31, 2017 (Unaudited)*	For the Six Months Ended March 31, 2017 (Unaudited)	For the Period January 1, 2016 to September 30, 2016	For the Year Ended December 31, 2015**

$107,384	$49,731	$25,495	$53,257	$3,548,876	$81,440	$16,038	$1,026
—	25,974	5,263	10,255	1,331	375	—	36
(39,965)	(919,009)	(3,951)	(250,616)	(421,506)	—	(500)	—

67,419	(843,304)	26,807	(187,104)	3,128,701	81,815	15,538	1,062

—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—

—	—	—	—	—	—	—	—

—	15,753	25,450	19,376	1,307,483	—	—	1,026
—	8,039	451	437	—	—	—	36
(43,435)	(194,009)	(26,807)	(2,521)	(197,782)	—	—	—

(43,435)	(170,217)	(906)	17,292	1,109,701	—	—	1,062

3,823,874	15,037,076	49,711	50,773,294	4,131,020	588,012	130,665	854,761
—	987,160	886,316	5,373	4,026	361,843	—	1,917,811
(14,441,728)	(71,349,945)	(1,827,651)	(1,857,308)	(684,215)	(6,637,685)	(4,899,604)	(9,649,077)

(10,617,854)	(55,325,709)	(891,624)	48,921,359	3,450,831	(5,687,830)	(4,768,939)	(6,876,505)

—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—

—	—	—	—	—	—	—	—

$(10,593,870)	$(56,339,230)	$(865,723)	$48,751,547	$7,689,233	$(5,606,015)	$(4,753,401)	$(6,874,381)

12,014	6,250	2,602	5,803	342,866	1,383	331	19
—	3,107	550	1,067	127	6	—	1
(4,598)	(114,696)	(394)	(27,899)	(41,201)	—	(9)	—

7,416	(105,339)	2,758	(21,029)	301,792	1,389	322	20

—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—

—	—	—	—	—	—	—	—

—	1,813	2,606	2,003	127,424	—	—	19
—	976	47	45	—	—	—	1
(5,045)	(23,730)	(2,697)	(262)	(17,921)	—	—	—

(5,045)	(20,941)	(44)	1,786	109,503	—	—	20

429,589	1,790,200	4,928	5,398,540	412,118	9,848	2,332	15,241
—	117,379	92,711	559	384	6,147	(63)	37,319
(1,613,410)	(8,589,797)	(188,439)	(194,473)	(65,166)	(113,258)	(92,275)	(172,529)

(1,183,821)	(6,682,218)	(90,800)	5,204,626	347,336	(97,263)	(90,006)	(119,969)

—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—

—	—	—	—	—	—	—	—

(1,181,450)	(6,808,498)	(88,086)	5,185,383	758,631	(95,874)	(89,684)	(119,929)

Sterling Capital Funds
Statements of Changes in Net Assets (continued)

	Sterling Capital Stratton Real Estate Fund

	For the Six Months Ended March 31, 2017 (Unaudited)	For the Period January 1, 2016 to September 30, 2016	For the Year Ended December 31, 2015*
Capital Transactions:
Class A Shares:
Proceeds from shares issued	$80,713	$106,941	$1,026
Distributions reinvested	7,890	982	14
Value of shares redeemed	(3,336)	(500)	—

Change in net assets from Class A Share transactions	85,267	107,423	1,040
Class C Shares:
Proceeds from shares issued	5,612	20,159	1,026
Distributions reinvested	1,169	108	14
Value of shares redeemed	(1,266)	(2,210)	—

Change in net assets from Class C Share transactions	5,515	18,057	1,040
Institutional Shares:
Proceeds from shares issued	6,354,827	12,077,203	16,116,223
Distributions reinvested	5,501,179	1,098,322	2,369,591
Value of shares redeemed	(14,938,366)	(14,441,949)	(14,488,847)

Change in net assets from Institutional Share transactions	(3,082,360)	(1,266,424)	3,996,967

Change in net assets from capital transactions	$(2,991,578)	$(1,140,944)	$3,999,047

Share Transactions:
Class A Shares:
Issued	2,210	2,859	29
Reinvested	220	25	1
Redeemed	(92)	(13)	—

Change in Class A Shares	2,338	2,871	30
Class C Shares:
Issued	154	525	29
Reinvested	33	3	1
Redeemed	(36)	(54)	—

Change in Class C Shares	151	474	30
Institutional Shares:
Issued	173,362	308,879	429,902
Reinvested	153,165	27,369	67,718
Redeemed	(403,471)	(373,157)	(405,726)

Change in Institutional Shares	(76,944)	(36,909)	91,894

Change in Shares	(74,455)	(33,564)	91,954

* Includes capital stock transactions for the predecessor funds: Stratton Real Estate Fund and Stratton Small Cap Value Fund.

See accompanying Notes to the Financial Statements.

Sterling Capital Stratton Small Cap Value Fund	Sterling Capital Ultra Short Bond Fund

For the Six Months Ended March 31, 2017 (Unaudited)	For the Period January 1, 2016 to September 30, 2016	For the Year Ended December 31, 2015*	For the Six Months Ended March 31, 2017 (Unaudited)	For the Year Ended September 30, 2016

$260,647	$75,496	$1,026	$1,618,669	$8,627,882
8,601	—	15	37,088	108,295
—	(500)	—	(3,120,394)	(10,734,334)

269,248	74,996	1,041	(1,464,637)	(1,998,157)

64,090	59,199	1,026	—	—
3,494	—	14	—	—
—	—	—	—	—

67,584	59,199	1,040	—	—

106,348,147	192,336,393	263,411,131	4,868,511	27,102,369
45,985,577	—	12,073,101	292,468	638,111
(178,293,175)	(264,684,307)	(460,454,899)	(23,173,375)	(8,754,336)

(25,959,451)	(72,347,914)	(184,970,667)	(18,012,396)	18,986,144

$(25,622,619)	(72,213,719)	$(184,968,586)	$(19,477,033)	$16,987,987

3,096	1,105	14	165,168	876,356
102	—	—	3,786	11,345
—	(6)	—	(318,637)	(1,091,443)

3,198	1,099	14	(149,683)	(203,742)

768	825	14	—	—
42	—	1	—	—
—	—	—	—	—

810	825	15	—	—

1,280,307	2,676,373	3,579,007	497,135	2,759,543
544,409	—	175,712	29,861	64,588
(2,130,675)	(3,760,802)	(6,296,511)	(2,365,927)	(890,332)

(305,959)	(1,084,429)	(2,541,792)	(1,838,931)	1,933,799

(301,951)	(1,082,505)	(2,541,763)	(1,988,614)	1,730,057

Sterling Capital Funds
Statements of Changes in Net Assets (continued)

	Sterling Capital Short Duration Bond Fund
	For the Six Months Ended March 31, 2017 (Unaudited)	For the Year Ended September 30, 2016
Capital Transactions:
Class A Shares:
Proceeds from shares issued	$859,721	$1,670,085
Distributions reinvested	65,947	147,990
Value of shares redeemed	(1,557,106)	(2,514,299)

Change in net assets from Class A Share transactions	(631,438)	(696,224)
Class B Shares:
Proceeds from shares issued	—	—
Distributions reinvested	—	—
Value of shares redeemed	—	—

Change in net assets from Class B Share transactions	—	—
Class C Shares:
Proceeds from shares issued	225,665	999,391
Distributions reinvested	9,029	24,636
Value of shares redeemed	(230,679)	(1,537,914)

Change in net assets from Class C Share transactions	4,015	(513,887)
Institutional Shares:
Proceeds from shares issued	20,596,670	25,251,964
Distributions reinvested	280,223	648,944
Value of shares redeemed	(22,416,387)	(26,464,544)

Change in net assets from Institutional Share transactions	(1,539,494)	(563,636)
Class R Shares:
Distributions reinvested	—	—
Value of shares redeemed	—	—

Change in net assets from Class R Share transactions	—	—

Change in net assets from capital transactions	$(2,166,917)	$(1,773,747)

Share Transactions:
Class A Shares:
Issued	98,571	189,618
Reinvested	7,557	16,801
Redeemed	(178,605)	(285,363)

Change in Class A Shares	(72,477)	(78,944)
Class B Shares:
Issued	—	—
Reinvested	—	—
Redeemed	—	—

Change in Class B Shares	—	—
Class C Shares:
Issued	25,949	113,425
Reinvested	1,035	2,798
Redeemed	(26,451)	(174,718)

Change in Class C Shares	533	(58,495)
Institutional Shares:
Issued	2,362,641	2,867,575
Reinvested	32,115	73,673
Redeemed	(2,571,005)	(3,003,989)

Change in Institutional Shares	(176,249)	(62,741)
Class R Shares:
Reinvested	—	—
Redeemed	—	—

Change in Class R Shares	—	—

Change in Shares	(248,193)	(200,180)

See accompanying Notes to the Financial Statements.

XXUPDATEXXX

Sterling Capital Intermediate U.S. Government Fund		Sterling Capital Total Return Bond Fund		Sterling Capital Corporate Fund
For the Six Months Ended March 31, 2017 (Unaudited)	For the Year Ended September 30, 2016	For the Six Months Ended March 31, 2017 (Unaudited)	For the Year Ended September 30, 2016	For the Six Months Ended March 31, 2017 (Unaudited)	For the Year Ended September 30, 2016

$80,582	$951,217	$9,740,120	$31,405,121	$17,654	$100,692
56,286	117,101	894,059	1,623,798	7,818	10,509
(800,995)	(1,666,038)	(10,397,246)	(12,325,574)	—	(28,660)

(664,127)	(597,720)	236,933	20,703,345	25,472	82,541

—	—	—	19,523	—	—
206	1,128	1,759	14,699	—	—
(52,904)	(95,545)	(283,011)	(617,111)	—	—

(52,698)	(94,417)	(281,252)	(582,889)	—	—

10,794	364,738	1,135,425	2,511,381	—	46,799
3,986	8,036	63,989	113,317	674	657
(61,273)	(448,186)	(978,420)	(1,212,917)	(15,719)	—

(46,493)	(75,412)	220,994	1,411,781	(15,045)	47,456

1,470,618	7,250,602	251,244,408	253,141,796	2,284,020	14,366,119
60,236	113,612	7,458,012	13,104,869	579,914	1,570,135
(1,336,604)	(10,263,902)	(114,683,506)	(186,272,472)	(4,090,942)	(49,344,500)

194,250	(2,899,688)	144,018,914	79,974,193	(1,227,008)	(33,408,246)

—	—	70	149	—	—
—	—	—	(700)	—	—

—	—	70	(551)	—	—

$(569,068)	$(3,667,237)	$144,195,659	$101,505,879	$(1,216,581)	$(33,278,249)

8,061	93,282	925,285	2,973,620	1,744	9,910
5,642	11,467	85,072	152,688	771	1,031
(80,527)	(163,211)	(990,258)	(1,164,439)	—	(2,821)

(66,824)	(58,462)	20,099	1,961,869	2,515	8,120

—	—	—	1,818	—	—
20	111	167	1,388	—	—
(5,297)	(9,414)	(26,931)	(57,911)	—	—

(5,277)	(9,303)	(26,764)	(54,705)	—	—

1,081	35,847	107,435	233,674	—	4,686
401	788	6,079	10,648	67	65
(6,130)	(43,964)	(93,207)	(114,733)	(1,536)	—

(4,648)	(7,329)	20,307	129,589	(1,469)	4,751

147,519	710,646	23,930,647	23,735,844	225,617	1,424,265
6,033	11,120	709,219	1,232,539	57,160	154,853
(134,066)	(1,003,905)	(10,932,263)	(17,573,416)	(402,734)	(4,851,586)

19,486	(282,139)	13,707,603	7,394,967	(119,957)	(3,272,468)

—	—	7	14	—	—
—	—	—	(67)	—	—

—	—	7	(53)	—	—

(57,263)	(357,233)	13,721,252	9,431,667	(118,911)	(3,259,597)

Sterling Capital Funds
Statements of Changes in Net Assets (continued)

	Sterling Capital Securitized Opportunities Fund

	For the Six Months Ended March 31, 2017 (Unaudited)	For the Year Ended September 30, 2016

Capital Transactions:
Class A Shares:
Proceeds from shares issued	$17,610	$5,118,423
Distributions reinvested	1,959	18,420
Value of shares redeemed	(220,170)	(4,833,096)

Change in net assets from Class A Share transactions	(200,601)	303,747
Class C Shares:
Proceeds from shares issued	—	—
Distributions reinvested	317	627
Value of shares redeemed	(6,227)	—

Change in net assets from Class C Share transactions	(5,910)	627
Institutional Shares:
Proceeds from shares issued	538,845	12,158,576
Distributions reinvested	579,864	1,206,476
Value of shares redeemed	(4,868,168)	(13,821,113)

Change in net assets from Institutional Share transactions	(3,749,459)	(456,061)

Change in net assets from capital transactions	$(3,955,970)	$(151,687)

Share Transactions:
Class A Shares:
Issued	1,786	512,888
Reinvested	198	1,850
Redeemed	(21,802)	(489,826)

Change in Class A Shares	(19,818)	24,912
Class C Shares:
Issued	—	—
Reinvested	32	62
Redeemed	(633)	—

Change in Class C Shares	(601)	62
Institutional Shares:
Issued	54,295	1,218,996
Reinvested	58,444	120,522
Redeemed	(488,836)	(1,382,696)

Change in Institutional Shares	(376,097)	(43,178)

Change in Shares	(396,516)	(18,204)

See accompanying Notes to the Financial Statements.

XXUPDATEXXX

Sterling Capital Kentucky Intermediate Tax-Free Fund		Sterling Capital Maryland Intermediate Tax-Free Fund		Sterling Capital North Carolina Intermediate Tax-Free Fund

For the Six Months Ended March 31, 2017 (Unaudited)	For the Year Ended September 30, 2016	For the Six Months Ended March 31, 2017 (Unaudited)	For the Year Ended September 30, 2016	For the Six Months Ended March 31, 2017 (Unaudited)	For the Year Ended September 30, 2016

$74,900	$242,712	$95,863	$498,882	$1,607,165	$9,996,560
89,203	129,238	75,852	109,686	542,010	1,008,520
(201,503)	(551,767)	(506,847)	(1,010,470)	(5,923,829)	(5,270,210)

(37,400)	(179,817)	(335,132)	(401,902)	(3,774,654)	5,734,870

1,533	—	2,404	157,489	178,129	3,795,704
49	536	9,227	11,132	49,880	75,915
(19,711)	—	(111,587)	(114,652)	(1,018,186)	(1,154,608)

(18,129)	536	(99,956)	53,969	(790,177)	2,717,011

1,643,907	2,040,861	1,876,429	2,975,581	24,111,496	37,514,719
27,094	50,004	129,593	258,996	622,963	1,048,470
(1,560,591)	(3,052,836)	(4,675,241)	(7,947,582)	(26,162,231)	(29,714,007)

110,410	(961,971)	(2,669,219)	(4,713,005)	(1,427,772)	8,849,182

$54,881	$(1,141,252)	$(3,104,307)	$(5,060,938)	$(5,992,603)	$17,301,063

7,070	22,770	8,649	44,128	149,672	901,371
8,773	12,225	6,989	9,763	50,715	91,378
(19,850)	(52,139)	(46,852)	(90,214)	(554,220)	(475,823)

(4,007)	(17,144)	(31,214)	(36,323)	(353,833)	516,926

148	—	219	13,877	16,645	343,270
5	50	849	991	4,674	6,884
(1,906)	—	(10,178)	(10,249)	(95,249)	(104,171)

(1,753)	50	(9,110)	4,619	(73,930)	245,983

160,126	192,296	171,702	263,680	2,258,092	3,380,713
2,666	4,733	11,889	23,009	58,293	94,922
(152,224)	(288,271)	(429,574)	(701,539)	(2,455,288)	(2,685,371)

10,568	(91,242)	(245,983)	(414,850)	(138,903)	790,264

4,808	(108,336)	(286,307)	(446,554)	(566,666)	1,553,173

Sterling Capital Funds
Statements of Changes in Net Assets (continued)

	Sterling Capital South Carolina Intermediate Tax-Free Fund

	For the Six Months Ended March 31, 2017 (Unaudited)	For the Year Ended September 30, 2016

Capital Transactions:
Class A Shares:
Proceeds from shares issued	$475,914	$2,651,886
Distributions reinvested	137,465	314,627
Value of shares redeemed	(1,420,612)	(1,333,071)

Change in net assets from Class A Share transactions	(807,233)	1,633,442
Class C Shares:
Proceeds from shares issued	259,847	1,049,922
Distributions reinvested	8,491	19,676
Value of shares redeemed	(424,863)	(803,474)

Change in net assets from Class C Share transactions	(156,525)	266,124
Institutional Shares:
Proceeds from shares issued	12,139,994	24,412,603
Distributions reinvested	169,405	388,362
Value of shares redeemed	(12,383,484)	(11,097,704)

Change in net assets from Institutional Share transactions	(74,085)	13,703,261

Change in net assets from capital transactions	$(1,037,843)	$15,602,827

Share Transactions:
Class A Shares:
Issued	43,285	235,183
Reinvested	12,533	27,972
Redeemed	(129,386)	(118,390)

Change in Class A Shares	(73,568)	144,765
Class C Shares:
Issued	23,803	93,348
Reinvested	774	1,749
Redeemed	(38,934)	(71,470)

Change in Class C Shares	(14,357)	23,627
Institutional Shares:
Issued	1,113,110	2,178,180
Reinvested	15,554	34,737
Redeemed	(1,143,934)	(988,162)

Change in Institutional Shares	(15,270)	1,224,755

Change in Shares	(103,195)	1,393,147

See accompanying Notes to the Financial Statements.

XXUPDATEXXX

Sterling Capital Virginia Intermediate Tax-Free Fund		Sterling Capital West Virginia Intermediate Tax-Free Fund

For the Six Months Ended March 31, 2017 (Unaudited)	For the Year Ended September 30, 2016	For the Six Months Ended March 31, 2017 (Unaudited)	For the Year Ended September 30, 2016

$399,324	$997,012	$492,006	$3,027,987
447,308	665,639	424,564	755,715
(4,484,815)	(4,094,900)	(5,407,753)	(1,792,075)

(3,638,183)	(2,432,249)	(4,491,183)	1,991,627

13,377	167,437	10,000	446,769
13,402	17,964	7,598	6,685
(152,617)	(276,899)	(3,888)	(49,782)

(125,838)	(91,498)	13,710	403,672

13,517,060	16,920,406	5,909,992	10,647,187
334,525	517,419	226,016	399,153
(17,269,337)	(12,931,229)	(5,791,178)	(14,363,312)

(3,417,752)	4,506,596	344,830	(3,316,972)

$(7,181,773)	$1,982,849	$(4,132,643)	$(921,673)

33,714	82,609	48,701	295,616
38,473	55,102	42,763	73,984
(384,346)	(338,022)	(544,894)	(175,645)

(312,159)	(200,311)	(453,430)	193,955

1,148	13,843	978	43,324
1,155	1,488	766	655
(13,132)	(22,763)	(391)	(4,851)

(10,829)	(7,432)	1,353	39,128

1,160,662	1,396,949	591,141	1,037,646
28,756	42,802	22,762	39,088
(1,487,062)	(1,068,827)	(582,812)	(1,404,223)

(297,644)	370,924	31,091	(327,489)

(620,632)	163,181	(420,986)	(94,406)

Sterling Capital Funds
Statements of Changes in Net Assets (continued)

	Sterling Capital Diversified Income Fund
	For the Six Months Ended March 31, 2017 (Unaudited)	For the Year Ended September 30, 2016
Capital Transactions:
Class A Shares:
Proceeds from shares issued	$1,101,620	$1,547,665
Distributions reinvested	269,081	473,054
Value of shares redeemed	(1,195,817)	(2,047,138)

Change in net assets from Class A Share transactions	174,884	(26,419)
Class B Shares:
Proceeds from shares issued	—	2,070
Distributions reinvested	2,159	9,744
Value of shares redeemed	(152,841)	(317,580)

Change in net assets from Class B Share transactions	(150,682)	(305,766)
Class C Shares:
Proceeds from shares issued	287,283	526,578
Distributions reinvested	13,211	18,624
Value of shares redeemed	(366,326)	(239,308)

Change in net assets from Class C Share transactions	(65,832)	305,894
Institutional Shares:
Proceeds from shares issued	751,813	4,869,619
Distributions reinvested	494,555	994,186
Value of shares redeemed	(14,974,379)	(8,873,690)

Change in net assets from Institutional Share transactions	(13,728,011)	(3,009,885)

Change in net assets from capital transactions	$(13,769,641)	$(3,036,176)

Share Transactions:
Class A Shares:
Issued	103,527	147,958
Reinvested	25,440	45,677
Redeemed	(112,258)	(198,129)

Change in Class A Shares	16,709	(4,494)
Class B Shares:
Issued	—	202
Reinvested	204	942
Redeemed	(14,352)	(30,595)

Change in Class B Shares	(14,148)	(29,451)
Class C Shares:
Issued	27,201	50,840
Reinvested	1,261	1,813
Redeemed	(34,724)	(23,396)

Change in Class C Shares	(6,262)	29,257
Institutional Shares:
Issued	69,883	465,723
Reinvested	46,225	94,911
Redeemed	(1,386,447)	(856,953)

Change in Institutional Shares	(1,270,339)	(296,319)

Change in Shares	(1,274,040)	(301,007)

See accompanying Notes to the Financial Statements.

XXUPDATEXXX

Sterling Capital Strategic Allocation Balanced Fund		Sterling Capital Strategic Allocation Growth Fund
For the Six Months Ended March 31, 2017 (Unaudited)	For the Year Ended September 30, 2016	For the Six Months Ended March 31, 2017 (Unaudited)	For the Year Ended September 30, 2016

$433,829	$1,404,386	$463,155	$1,408,636
297,263	627,559	186,785	380,173
(2,915,459)	(5,620,261)	(1,723,201)	(3,890,979)

(2,184,367)	(3,588,316)	(1,073,261)	(2,102,170)

—	—	—	710
1,247	7,812	931	9,375
(162,205)	(664,396)	(254,594)	(581,853)

(160,958)	(656,584)	(253,663)	(571,768)

9,183	75,280	22,626	57,866
4,904	9,576	2,396	5,147
(20,188)	(131,762)	(103,218)	(139,880)

(6,101)	(46,906)	(78,196)	(76,867)

50,634	28	18,735	98,435
1,415	1,789	7,297	13,445
(4,972)	(32,561)	(109,090)	(979,999)

47,077	(30,744)	(83,058)	(868,119)

$(2,304,349)	$(4,322,550)	$(1,488,178)	$(3,618,924)

39,809	134,456	43,302	140,419
27,414	60,259	17,599	37,620
(268,677)	(542,145)	(160,612)	(385,153)

(201,454)	(347,430)	(99,711)	(207,114)

—	—	—	70
118	768	91	953
(15,103)	(64,884)	(24,454)	(59,787)

(14,985)	(64,116)	(24,363)	(58,764)

861	7,574	2,200	5,923
463	941	235	526
(1,891)	(12,837)	(9,883)	(14,281)

(567)	(4,322)	(7,448)	(7,832)

4,658	3	1,766	9,593
129	170	685	1,325
(461)	(3,069)	(10,025)	(93,735)

4,326	(2,896)	(7,574)	(82,817)

(212,680)	(418,764)	(139,096)	(356,527)

Sterling Capital Funds
Statement of Cash Flows
For the Six Months Ended March 31, 2017 (Unaudited)

Sterling Capital Long/Short Equity Fund
Cash Used for Operating Activities:
Net decrease in net assets from operations	$1,077,281

Adjustments to reconcile net decrease in net assets resulting from operations to net cash provided by operating activities:
Decrease in cash held at broker for securities short sales	4,314,104
Decrease in interest and dividends receivable	7,524
Decrease in prepaid expenses	3,161
Decrease in payable for dividends on short sales	(460)
Decrease in payable to broker for service fee on short sales	(381)
Decrease in investment advisory fees payable	(7,443)
Decrease in administration fees payable	(548)
Increase in transfer agent fees payable	1,845
Decrease in distribution (12b-1) fees payable	(19)
Decrease in service fees payable	(72)
Decrease in Trustee fees payable	(65)
Decrease in other fees	(6,351)
Net realized gain (loss) on investments	(278,692)
Net unrealized gain (loss) on investments and foreign currency translations	(1,302,021)
Premiums received from options written	76,038
Premiums paid on closing options written	(14,894)
Proceeds from investments sold short	(61,288,841)
Purchases to cover investments sold short	57,314,390
Purchases of long-term investments	(53,546,516)
Proceeds from sales of long-term investments	63,101,797
Net proceeds of short-term securities	819,680

Net cash provided by operating activities	10,269,517

Cash Provided by (Used for) Financing Activities:
Proceeds from issuance of capital shares	3,940,898
Cash dividends paid to shareholders	(14,460,414)

Net cash used for financing activities	(10,519,516)

Cash:
Net increase in cash	(249,999)
Cash at beginning of period	684,988

Cash at end of period	$434,989

Supplemental Disclosure of Cash Flow Information:
Cash paid during the period for dividend expense and service fee on securities sold short	$(315,153)

Non-Cash Financing Activities:
Capital shares issued in reinvestment of distributions paid to shareholders	$—

See accompanying Notes to the Financial Statements.

(This page has been left blank intentionally.)

Sterling Capital Funds
Financial Highlights, Class A Shares

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net investment income (loss)(a)	Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Total Distributions
Sterling Capital Behavioral Large Cap Value Equity Fund
Six Months Ended March 31, 2017 (Unaudited)	$17.68	0.16	1.81	1.97	(0.17)	—	(0.17)
Year Ended September 30, 2016	$16.53	0.27	1.15	1.42	(0.27)	—	(0.27)
Year Ended September 30, 2015	$17.24	0.22	(0.69)	(0.47)	(0.24)	—	(0.24)
Year Ended September 30, 2014	$14.16	0.18	3.06	3.24	(0.16)	—	(0.16)
Year Ended September 30, 2013	$12.80	0.13	1.36	1.49	(0.13)	—	(0.13)
Year Ended September 30, 2012	$ 9.90	0.11	2.90	3.01	(0.11)	—	(0.11)
Sterling Capital Mid Value Fund
Six Months Ended March 31, 2017 (Unaudited)	$16.71	(0.01)	2.37	2.36	—	(0.53)	(0.53)
Year Ended September 30, 2016	$17.97	0.02	2.06	2.08	—	(3.34)	(3.34)
Year Ended September 30, 2015	$19.33	0.06	(0.14)	(0.08)	(0.11)	(1.17)	(1.28)
Year Ended September 30, 2014	$18.78	0.05	1.76	1.81	(0.06)	(1.20)	(1.26)
Year Ended September 30, 2013	$14.28	0.13	4.47	4.60	(0.10)	—	(0.10)
Year Ended September 30, 2012	$11.37	0.10	2.91	3.01	(0.10)	—	(0.10)
Sterling Capital Behavioral Small Cap Value Equity Fund
Six Months Ended March 31, 2017 (Unaudited)	$15.19	0.04	2.29	2.33	(0.09)	—	(0.09)
Year Ended September 30, 2016	$14.04	0.18	1.15	1.33	(0.17)	(0.01)	(0.18)
Year Ended September 30, 2015	$14.34	0.18	0.16	0.34	(0.20)	(0.44)	(0.64)
Year Ended September 30, 2014	$15.25	0.11	0.93	1.04	(0.08)	(1.87)	(1.95)
Year Ended September 30, 2013	$12.01	0.05	3.37	3.42	(0.03)	(0.15)	(0.18)
Year Ended September 30, 2012	$10.79	0.03	2.17	2.20	—	(0.98)	(0.98)
Sterling Capital Special Opportunities Fund
Six Months Ended March 31, 2017 (Unaudited)	$21.53	0.01	2.23	2.24	—	(0.41)	(0.41)
Year Ended September 30, 2016	$22.96	—	1.88	1.88	—	(3.31)	(3.31)
Year Ended September 30, 2015	$23.33	(0.06)	0.89	0.83	—	(1.20)	(1.20)
Year Ended September 30, 2014	$21.38	(0.02)	4.26	4.24	(0.01)	(2.28)	(2.29)
Year Ended September 30, 2013	$18.51	0.05 (e)	3.78	3.83	(0.01)	(0.95)	(0.96)
Year Ended September 30, 2012	$15.25	— (f)	3.57	3.57	—	(0.31)	(0.31)
Sterling Capital Equity Income Fund
Six Months Ended March 31, 2017 (Unaudited)	$18.30	0.18	1.16	1.34	(0.20)	(0.02)	(0.22)
Year Ended September 30, 2016	$17.35	0.31	2.05	2.36	(0.31)	(1.10)	(1.41)
Year Ended September 30, 2015	$18.94	0.31	(1.06)	(0.75)	(0.33)	(0.51)	(0.84)
Year Ended September 30, 2014	$18.14	0.34	1.40	1.74	(0.31)	(0.63)	(0.94)
Year Ended September 30, 2013	$16.03	0.29	2.23	2.52	(0.25)	(0.16)	(0.41)
Year Ended September 30, 2012	$13.25	0.25	2.72	2.97	(0.19)	—	(0.19)
Sterling Capital Long/Short Equity Fund
Six Months Ended March 31, 2017 (Unaudited)	$ 8.61	(0.12)	0.31	0.19	—	—	—
Year Ended September 30, 2016	$ 8.87	(0.17)	0.11	(0.06)	—	(0.20)	(0.20)
Year Ended September 30, 2015	$10.90	(0.19)	(1.54)	(1.73)	—	(0.30)	(0.30)
December 13, 2013 to September 30, 2014(k)	$10.00	(0.13)	1.03	0.90	—	—	—

*	During the periods certain fees were waived (See Note 5 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Includes proceeds received from a settlement of litigation, which impacted the Fund’s total return. Not including these proceeds, the Fund’s total return would have been 11.56%.
(e)

Net investment income per share reflects a special dividend, which amounted to $0.01 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 0.19% per share.

(f)	Amount is less than $0.005.
(g)	Ratio is below 0.005%.
(h)	Net expense ratio excluding dividend expense and service fee on securities sold short would have been 2.22% per share.

(i)	Net expense ratio excluding dividend expense and service fee on securities sold short would have been 2.19% per share.
(j)	Net expense ratio excluding dividend expense and service fee on securities sold short would have been 2.08% per share.
(k)	Period from commencement of operations.
(l)	Net expense ratio excluding dividend expense and service fee on securities sold short would have been 2.04% per share.

See accompanying Notes to the Financial Statements.

			Ratios/Supplementary Data
Net Asset Value, End of Period	Total Return (excludes sales charge) (b)		Net Assets, End of Period (000)	Ratio of net expenses to average net assets (c)		Ratio of net investment income (loss) to average net assets (c)		Ratio of expenses to average net assets*(c)	Portfolio turnover rate**(b)

$19.48	11.15%		$32,277	0.89%		1.67%		0.89%	79.86%
$17.68	8.66%		$30,159	1.01%		1.58%		1.15%	145.53%
$16.53	(2.81)%		$31,079	1.06%		1.25%		1.16%	135.05%
$17.24	22.96%		$34,395	1.06%		1.09%		1.16%	113.75%
$14.16	11.72	%(d)	$28,682	1.09%		0.97%		1.19%	164.27%
$12.80	30.52%		$28,618	1.08%		0.98%		1.28%	68.75%

$18.54	14.38%		$33,542	1.15%		(0.17)%		1.15%	13.45%
$16.71	13.07%		$31,625	1.18%		0.15%		1.18%	25.45%
$17.97	(0.69)%		$34,792	1.19%		0.29%		1.19%	30.61%
$19.33	9.91%		$41,403	1.18%		0.26%		1.18%	27.30%
$18.78	32.36%		$36,094	1.17%		0.79%		1.17%	34.03%
$14.28	26.57%		$21,976	1.19%		0.78%		1.20%	21.62%

$17.43	15.30%		$9,760	1.05%		0.52%		1.15%	55.20%
$15.19	9.52%		$8,714	1.13%		1.29%		1.21%	120.42%
$14.04	2.20%		$13,261	1.25%		1.18%		1.25%	101.99%
$14.34	7.09%		$9,681	1.24%		0.74%		1.24%	68.50%
$15.25	28.74%		$8,813	1.29%		0.36%		1.29%	176.62%
$12.01	21.31%		$6,720	1.33%		0.22%		1.44%	32.86%

$23.36	10.53%		$359,573	1.12%		0.05%		1.12%	5.09%
$21.53	8.57%		$351,467	1.17%		0.02%		1.22%	27.32%
$22.96	3.75%		$264,294	1.22%		(0.25)%		1.22%	26.98%
$23.33	21.71%		$364,368	1.21%		(0.11)%		1.21%	32.35%
$21.38	21.59%		$269,300	1.24%		0.27	%(e)	1.24%	53.76%
$18.51	23.67%		$174,085	1.29%		(0.00	)%(g)	1.38%	19.38%

$19.42	7.38%		$453,394	1.04%		1.88%		1.04%	6.34%
$18.30	14.50%		$467,470	1.21%		1.78%		1.21%	20.64%
$17.35	(4.16)%		$478,393	1.21%		1.66%		1.21%	27.53%
$18.94	9.76%		$714,457	1.20%		1.79%		1.20%	16.13%
$18.14	16.02%		$690,106	1.20%		1.69%		1.20%	30.56%
$16.03	22.47%		$371,659	1.19%		1.61%		1.26%	21.30%

$8.80	2.21%		$435	3.81	%(h)	(2.79)%		3.83%	215.37%
$8.61	(0.57)%		$362	3.51	%(i)	(2.06)%		3.54%	370.28%
$8.87	(16.16)%		$1,307	3.19	%(j)	(1.93)%		3.19%	265.99%
$10.90	9.00%		$2,437	3.44	%(l)	(1.55)%		3.44%	193.58%

Sterling Capital Funds
Financial Highlights, Class A Shares

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net investment income (loss)(a)	Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Return of capital	Total Distributions
Sterling Capital Behavioral International Equity Fund
Six Months Ended March 31, 2017 (Unaudited)	$9.68	0.08	0.70	0.78	(0.14)	—	—	(0.14)
Year Ended September 30, 2016	$9.22	0.21	0.46	0.67	(0.21)	—	—	(0.21)
November 28, 2014 to September 30, 2015(d)	$10.00	0.18	(0.94)	(0.76)	(0.02)	—	—	(0.02)
Sterling Capital SMID Opportunities Fund
October 3, 2016 to March 31, 2017 (Unaudited)(d)	$10.00	— (e)	1.23	1.23	(0.01)	—	—	(0.01)
Sterling Capital Stratton Mid Cap Value Fund
Six Months Ended March 31, 2017 (Unaudited)	$55.87	(0.08)	5.88	5.80	(0.04)	(0.27)	—	(0.31)
Period Ended September 30, 2016	$52.55	(0.02)	3.34	3.32	—	—	—	—
November 16, 2015 to December 31, 2015(d)	$53.97	0.05	0.44	0.49	(0.13)	(1.78)	—	(1.91)
Sterling Capital Stratton Real Estate Fund
Six Months Ended March 31, 2017 (Unaudited)	$39.67	0.09	(0.98)	(0.89)	(0.71)	(1.66)	—	(2.37)
Period Ended September 30, 2016	$36.00	0.57	3.58	4.15	(0.48)	—	—	(0.48)
November 16, 2015 to December 31, 2015(d)	$34.90	0.15	1.42	1.57	—	(0.47)	—	(0.47)
Sterling Capital Stratton Small Cap Value Fund
Six Months Ended March 31, 2017 (Unaudited)	$78.34	(0.09)	9.24	9.15	(0.05)	(4.10)	—	(4.15)
Period Ended September 30, 2016	$69.90	(0.02)	8.46	8.44	—	—	—	—
November 16, 2015 to December 31, 2015(d)	$71.71	0.05	(0.81)	(0.76)	(0.05)	(1.00)	—	(1.05)
Sterling Capital Ultra Short Bond Fund
Six Months Ended March 31, 2017 (Unaudited)	$9.82	0.04	(0.01)	0.03	(0.06)	—	—	(0.06)
Year Ended September 30, 2016	$9.87	0.07	0.03	0.10	(0.15)	—	—	(0.15)
Year Ended September 30, 2015	$9.94	0.04	(0.02)	0.02	(0.09)	—	—	(0.09)
Year Ended September 30, 2014	$9.98	0.05	(0.03)	0.02	(0.06)	—	—	(0.06)
November 30, 2012 to September 30, 2013(d)	$10.00	0.03	(0.02)	0.01	(0.03)	—	—	(0.03)

*	During the periods certain fees were waived (See Note 5 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Period from commencement of operations.
(e)	Amount is less than $0.005.

See accompanying Notes to the Financial Statements.

		Ratios/Supplementary Data
Net Asset Value, End of Period	Total Return (excludes sales charge) (b)	Net Assets, End of Period (000)	Ratio of net expenses to average net assets (c)	Ratio of net investment income (loss) to average net assets (c)	Ratio of expenses to average net assets*(c)	Portfolio turnover rate**(b)

$10.32	8.20%	$406	0.92%	1.74%	1.25%	51.25%
$9.68	7.24%	$354	1.05%	2.26%	1.36%	125.35%
$9.22	(7.57)%	$531	1.28%	2.16%	1.44%	133.50%

$11.22	12.28%	$3,387	1.04%	(0.03)%	1.31%	19.46%

$61.36	10.40%	$106	1.17%	(0.29)%	1.18%	5.65%
$55.87	6.32%	$19	1.20%	(0.04)%	1.22%	11.16%
$52.55	1.00%	$1	0.91%	0.72%	0.91%	19.28%

$36.41	(1.83)%	$191	1.05%	0.51%	1.07%	3.27%
$39.67	11.50%	$115	1.08%	1.93%	1.11%	18.43%
$36.00	4.54%	$1	0.86%	3.30%	0.86%	15.47%

$83.34	11.63%	$359	1.32%	(0.21)%	1.32%	4.27%
$78.34	12.07%	$87	1.33%	(0.04)%	1.33%	3.42%
$69.90	(1.03)%	$1	1.33%	0.58%	1.33%	6.33%

$9.79	0.34%	$4,766	0.67%	0.75%	0.77%	35.85%
$9.82	0.99%	$6,250	0.71%	0.72%	0.80%	43.02%
$9.87	0.25%	$8,295	0.78%	0.43%	0.80%	66.19%
$9.94	0.21%	$11,184	0.73%	0.51%	0.73%	79.98%
$9.98	0.15%	$13,526	0.73%	0.41%	0.73%	55.18%

Sterling Capital Funds
Financial Highlights, Class A Shares

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities			Distributions
Net Asset Value, Beginning of Period		Net investment income(a)	Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Return of capital		Total Distributions
Sterling Capital Short Duration Bond Fund
Six Months Ended March 31, 2017 (Unaudited)	$8.81	0.04	(0.04)	—	(0.10)	—	—		(0.10)
Year Ended September 30, 2016	$8.86	0.10	0.07	0.17	(0.22)	—	—		(0.22)
Year Ended September 30, 2015	$9.07	0.10	(0.05)	0.05	(0.26)	—	—		(0.26)
Year Ended September 30, 2014	$9.24	0.14	(0.04)	0.10	(0.27)	—	—		(0.27)
Year Ended September 30, 2013	$9.47	0.17	(0.10)	0.07	(0.30)	—	—		(0.30)
Year Ended September 30, 2012	$9.36	0.19	0.24	0.43	(0.32)	—	—		(0.32)
Sterling Capital Intermediate U.S. Government Fund
Six Months Ended March 31, 2017 (Unaudited)	$10.24	0.07	(0.28)	(0.21)	(0.10)	—	—		(0.10)
Year Ended September 30, 2016	$10.18	0.13	0.11	0.24	(0.18)	—	—		(0.18)
Year Ended September 30, 2015	$10.19	0.13	0.05	0.18	(0.19)	—	—		(0.19)
Year Ended September 30, 2014	$10.29	0.14	0.09	0.23	(0.33)	—	—		(0.33)
Year Ended September 30, 2013	$10.86	0.16	(0.43)	(0.27)	(0.30)	—	—		(0.30)
Year Ended September 30, 2012	$10.79	0.20	0.16	0.36	(0.29)	—	—		(0.29)
Sterling Capital Total Return Bond Fund
Six Months Ended March 31, 2017 (Unaudited)	$10.81	0.11	(0.29)	(0.18)	(0.15)	—	—		(0.15)
Year Ended September 30, 2016	$10.53	0.26	0.34	0.60	(0.32)	—	—		(0.32)
Year Ended September 30, 2015	$10.66	0.28	(0.06)	0.22	(0.35)	—	—		(0.35)
Year Ended September 30, 2014	$10.52	0.31	0.21	0.52	(0.37)	(0.01)	—		(0.38)
Year Ended September 30, 2013	$11.15	0.29	(0.46)	(0.17)	(0.38)	(0.08)	—		(0.46)
Year Ended September 30, 2012	$11.05	0.29	0.46	0.75	(0.38)	(0.27)	—		(0.65)
Sterling Capital Corporate Fund
Six Months Ended March 31, 2017 (Unaudited)	$10.37	0.15	(0.18)	(0.03)	(0.15)	(0.04)	—		(0.19)
Year Ended September 30, 2016	$10.10	0.28	0.27	0.55	(0.28)	—	—		(0.28)
Year Ended September 30, 2015	$10.25	0.29	(0.14)	0.15	(0.29)	(0.01)	—	(d)	(0.30)
Year Ended September 30, 2014	$10.15	0.31	0.20	0.51	(0.31)	(0.10)	—		(0.41)
February 1, 2013 to September 30, 2013(e)	$10.53	0.22	(0.38)	(0.16)	(0.22)	—	—		(0.22)
Sterling Capital Securitized Opportunities Fund
Six Months Ended March 31, 2017 (Unaudited)	$10.10	0.10	(0.21)	(0.11)	(0.12)	—	—		(0.12)
Year Ended September 30, 2016	$9.98	0.19	0.16	0.35	(0.23)	—	—		(0.23)
Year Ended September 30, 2015	$9.90	0.20	0.13	0.33	(0.25)	—	—		(0.25)
Year Ended September 30, 2014	$9.85	0.22	0.11	0.33	(0.28)	—	—		(0.28)
February 1, 2013 to September 30, 2013(e)	$10.16	0.11	(0.21)	(0.10)	(0.21)	—	—		(0.21)
Sterling Capital Kentucky Intermediate Tax-Free Fund
Six Months Ended March 31, 2017 (Unaudited)	$10.64	0.10	(0.32)	(0.22)	(0.10)	(0.14)	—		(0.24)
Year Ended September 30, 2016	$10.62	0.24	0.15	0.39	(0.24)	(0.13)	—		(0.37)
Year Ended September 30, 2015	$10.86	0.25	(0.06)	0.19	(0.25)	(0.18)	—		(0.43)
Year Ended September 30, 2014	$10.67	0.27	0.18	0.45	(0.26)	—	—		(0.26)
Year Ended September 30, 2013	$11.17	0.24	(0.44)	(0.20)	(0.24)	(0.06)	—		(0.30)
Year Ended September 30, 2012	$10.80	0.27	0.40	0.67	(0.27)	(0.03)	—		(0.30)
Sterling Capital Maryland Intermediate Tax-Free Fund
Six Months Ended March 31, 2017 (Unaudited)	$11.31	0.10	(0.32)	(0.22)	(0.10)	(0.08)	—		(0.18)
Year Ended September 30, 2016	$11.17	0.20	0.21	0.41	(0.20)	(0.07)	—		(0.27)
Year Ended September 30, 2015	$11.23	0.20	— (d)	0.20	(0.20)	(0.06)	—		(0.26)
Year Ended September 30, 2014	$10.96	0.19	0.27	0.46	(0.19)	—	—		(0.19)
Year Ended September 30, 2013	$11.56	0.19	(0.45)	(0.26)	(0.19)	(0.15)	—		(0.34)
Year Ended September 30, 2012	$11.23	0.24	0.41	0.65	(0.24)	(0.08)	—		(0.32)

*	During the periods certain fees were waived (See Note 5 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(a)	Per share net investment income has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Amount is less than $0.005.
(e)	Period from commencement of operations.

See accompanying Notes to the Financial Statements.

		Ratios/Supplementary Data
Net Asset Value, End of Period	Total Return (excludes sales charge) (b)	Net Assets, End of Period (000)	Ratio of net expenses to average net assets (c)	Ratio of net investment income to average net assets (c)	Ratio of expenses to average net assets*(c)	Portfolio turnover rate**(b)

$8.71	0.04%	$6,619	0.71%	1.00%	0.81%	43.65%
$8.81	1.98%	$7,332	0.74%	1.09%	0.81%	54.68%
$8.86	0.56%	$8,075	0.79%	1.17%	0.81%	55.74%
$9.07	1.13%	$10,468	0.76%	1.48%	0.80%	56.10%
$9.24	0.72%	$13,812	0.77%	1.83%	0.81%	56.09%
$9.47	4.68%	$8,965	0.81%	2.04%	0.91%	85.13%

$9.93	(2.07)%	$6,189	0.88%	1.44%	0.96%	18.52%
$10.24	2.37%	$7,066	0.85%	1.24%	0.97%	49.39%
$10.18	1.81%	$7,625	0.91%	1.29%	0.98%	62.02%
$10.19	2.23%	$8,778	0.93%	1.41%	0.93%	35.74%
$10.29	(2.54)%	$10,172	0.93%	1.50%	0.93%	66.16%
$10.86	3.41%	$12,788	0.97%	1.81%	1.10%	71.68%

$10.48	(1.64)%	$68,292	0.72%	2.16%	0.82%	35.95%
$10.81	5.84%	$70,257	0.74%	2.42%	0.84%	65.47%
$10.53	2.04%	$47,782	0.73%	2.63%	0.83%	41.37%
$10.66	5.03%	$38,929	0.81%	2.90%	0.83%	75.21%
$10.52	(1.51)%	$42,774	0.82%	2.68%	0.84%	149.09%
$11.15	7.13%	$50,063	0.88%	2.65%	0.99%	110.82%

$10.15	(0.33)%	$458	0.91%	2.89%	0.91%	35.10%
$10.37	5.55%	$441	0.89%	2.77%	0.89%	83.88%
$10.10	1.51%	$348	0.88%	2.87%	0.88%	33.94%
$10.25	5.16%	$269	0.86%	3.04%	0.86%	105.03%
$10.15	(1.54)%	$160	0.85%	3.21%	0.85%	99.48%

$9.87	(1.09)%	$173	0.86%	1.97%	0.90%	20.11%
$10.10	3.60%	$377	0.84%	1.89%	0.88%	43.63%
$9.98	3.39%	$124	0.84%	2.01%	0.88%	19.85%
$9.90	3.38%	$87	0.85%	2.20%	0.88%	98.34%
$9.85	(1.00)%	$38	0.90%	1.71%	0.90%	193.21%

$10.18	(2.07)%	$4,128	0.95%	1.98%	1.01%	13.16%
$10.64	3.69%	$4,358	0.91%	2.25%	1.02%	16.44%
$10.62	1.80%	$4,532	0.95%	2.37%	1.04%	17.34%
$10.86	4.31%	$4,615	0.97%	2.47%	0.97%	11.13%
$10.67	(1.83)%	$5,849	0.96%	2.21%	0.96%	22.05%
$11.17	6.21%	$10,969	0.95%	2.43%	1.04%	16.52%

$10.91	(1.95)%	$5,969	0.87%	1.84%	0.94%	5.50%
$11.31	3.71%	$6,537	0.86%	1.75%	0.96%	14.36%
$11.17	1.79%	$6,865	0.90%	1.82%	0.96%	18.38%
$11.23	4.26%	$6,763	0.94%	1.74%	0.94%	19.90%
$10.96	(2.31)%	$8,036	0.95%	1.70%	0.95%	70.60%
$11.56	5.80%	$9,877	0.95%	2.08%	1.05%	34.94%

Sterling Capital Funds
Financial Highlights, Class A Shares

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net investment income(a)	Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Total Distributions
Sterling Capital North Carolina Intermediate Tax-Free Fund
Six Months Ended March 31, 2017 (Unaudited)	$11.08	0.11	(0.35)	(0.24)	(0.11)	(0.04)	(0.15)
Year Ended September 30, 2016	$10.97	0.23	0.17	0.40	(0.23)	(0.06)	(0.29)
Year Ended September 30, 2015	$10.98	0.24	0.01	0.25	(0.24)	(0.02)	(0.26)
Year Ended September 30, 2014	$10.74	0.24	0.24	0.48	(0.24)	—	(0.24)
Year Ended September 30, 2013	$11.36	0.25	(0.54)	(0.29)	(0.25)	(0.08)	(0.33)
Year Ended September 30, 2012	$11.02	0.27	0.41	0.68	(0.27)	(0.07)	(0.34)
Sterling Capital South Carolina Intermediate Tax-Free Fund
Six Months Ended March 31, 2017 (Unaudited)	$11.30	0.10	(0.32)	(0.22)	(0.10)	— (d)	(0.10)
Year Ended September 30, 2016	$11.14	0.20	0.20	0.40	(0.20)	(0.04)	(0.24)
Year Ended September 30, 2015	$11.14	0.21	0.02	0.23	(0.21)	(0.02)	(0.23)
Year Ended September 30, 2014	$10.85	0.22	0.29	0.51	(0.22)	—	(0.22)
Year Ended September 30, 2013	$11.36	0.21	(0.43)	(0.22)	(0.21)	(0.08)	(0.29)
Year Ended September 30, 2012	$10.97	0.24	0.46	0.70	(0.24)	(0.07)	(0.31)
Sterling Capital Virginia Intermediate Tax-Free Fund
Six Months Ended March 31, 2017 (Unaudited)	$12.13	0.11	(0.39)	(0.28)	(0.11)	(0.09)	(0.20)
Year Ended September 30, 2016	$11.98	0.24	0.19	0.43	(0.24)	(0.04)	(0.28)
Year Ended September 30, 2015	$12.06	0.25	(0.01)	0.24	(0.25)	(0.07)	(0.32)
Year Ended September 30, 2014	$11.79	0.24	0.27	0.51	(0.24)	—	(0.24)
Year Ended September 30, 2013	$12.45	0.24	(0.56)	(0.32)	(0.24)	(0.10)	(0.34)
Year Ended September 30, 2012	$12.12	0.28	0.40	0.68	(0.28)	(0.07)	(0.35)
Sterling Capital West Virginia Intermediate Tax-Free Fund
Six Months Ended March 31, 2017 (Unaudited)	$10.27	0.10	(0.28)	(0.18)	(0.10)	(0.05)	(0.15)
Year Ended September 30, 2016	$10.14	0.21	0.18	0.39	(0.21)	(0.05)	(0.26)
Year Ended September 30, 2015	$10.16	0.21	0.01	0.22	(0.21)	(0.03)	(0.24)
Year Ended September 30, 2014	$9.90	0.21	0.26	0.47	(0.21)	—	(0.21)
Year Ended September 30, 2013	$10.51	0.22	(0.49)	(0.27)	(0.22)	(0.12)	(0.34)
Year Ended September 30, 2012	$10.16	0.27	0.39	0.66	(0.27)	(0.04)	(0.31)
Sterling Capital Diversified Income Fund(e)
Six Months Ended March 31, 2017 (Unaudited)	$10.82	0.21	(0.09)	0.12	(0.21)	—	(0.21)
Year Ended September 30, 2016	$10.21	0.33	0.65	0.98	(0.37)	—	(0.37)
Year Ended September 30, 2015	$10.59	0.26	(0.40)	(0.14)	(0.24)	—	(0.24)
Year Ended September 30, 2014	$9.95	0.22	0.65	0.87	(0.23)	—	(0.23)
Year Ended September 30, 2013	$9.68	0.22	0.28	0.50	(0.23)	—	(0.23)
Year Ended September 30, 2012	$8.74	0.20	0.94	1.14	(0.20)	—	(0.20)
Sterling Capital Strategic Allocation Balanced Fund(e)
Six Months Ended March 31, 2017 (Unaudited)	$10.82	0.10	0.36	0.46	(0.11)	—	(0.11)
Year Ended September 30, 2016	$10.31	0.17	0.55	0.72	(0.21)	—	(0.21)
Year Ended September 30, 2015	$10.66	0.13	(0.33)	(0.20)	(0.15)	—	(0.15)
Year Ended September 30, 2014	$9.77	0.17	0.90	1.07	(0.18)	—	(0.18)
Year Ended September 30, 2013	$9.13	0.16	0.65	0.81	(0.17)	—	(0.17)
Year Ended September 30, 2012	$7.95	0.14	1.18	1.32	(0.14)	—	(0.14)
Sterling Capital Strategic Allocation Growth Fund(e)
Six Months Ended March 31, 2017 (Unaudited)	$10.53	0.09	0.51	0.60	(0.09)	—	(0.09)
Year Ended September 30, 2016	$9.99	0.14	0.57	0.71	(0.17)	—	(0.17)
Year Ended September 30, 2015	$10.39	0.07	(0.37)	(0.30)	(0.10)	—	(0.10)
Year Ended September 30, 2014	$9.35	0.12	1.06	1.18	(0.14)	—	(0.14)
Year Ended September 30, 2013	$8.47	0.11	0.89	1.00	(0.12)	—	(0.12)
Year Ended September 30, 2012	$7.20	0.10	1.27	1.37	(0.10)	—	(0.10)

*	During the periods certain fees were waived (See Note 5 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(a)	Per share net investment income has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Less than (0.01) per share.
(e)	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

See accompanying Notes to the Financial Statements.

		Ratios/Supplementary Data
Net Asset Value, End of Period	Total Return (excludes sales charge) (b)	Net Assets, End of Period (000)	Ratio of net expenses to average net assets (c)	Ratio of net investment income to average net assets (c)	Ratio of expenses to average net assets*(c)	Portfolio turnover rate**(b)

$10.69	(2.18)%	$46,493	0.80%	2.07%	0.87%	17.58%
$11.08	3.69%	$52,130	0.80%	2.08%	0.90%	10.05%
$10.97	2.28%	$45,940	0.84%	2.19%	0.91%	16.80%
$10.98	4.55%	$48,426	0.91%	2.25%	0.91%	11.67%
$10.74	(2.63)%	$55,416	0.92%	2.23%	0.92%	22.38%
$11.36	6.25%	$65,544	0.92%	2.39%	1.00%	19.76%

$10.98	(1.96)%	$17,343	0.81%	1.78%	0.88%	26.46%
$11.30	3.59%	$18,683	0.82%	1.78%	0.92%	2.69%
$11.14	2.11%	$16,802	0.86%	1.93%	0.93%	12.53%
$11.14	4.76%	$17,748	0.93%	2.02%	0.93%	15.51%
$10.85	(1.93)%	$21,569	0.94%	1.92%	0.94%	35.38%
$11.36	6.48%	$22,398	0.95%	2.16%	1.02%	26.49%

$11.65	(2.29)%	$29,686	0.81%	1.90%	0.88%	18.66%
$12.13	3.65%	$34,691	0.81%	1.99%	0.91%	16.18%
$11.98	1.98%	$36,672	0.85%	2.08%	0.92%	16.01%
$12.06	4.39%	$41,130	0.91%	2.04%	0.91%	20.48%
$11.79	(2.60)%	$46,616	0.93%	1.98%	0.93%	40.00%
$12.45	5.68%	$50,835	0.93%	2.25%	1.01%	21.63%

$9.94	(1.76)%	$32,001	0.81%	2.07%	0.88%	10.11%
$10.27	3.92%	$37,720	0.82%	2.05%	0.92%	11.31%
$10.14	2.19%	$35,279	0.85%	2.12%	0.92%	10.34%
$10.16	4.82%	$35,190	0.91%	2.14%	0.91%	21.09%
$9.90	(2.65)%	$37,266	0.93%	2.13%	0.93%	22.18%
$10.51	6.59%	$40,019	0.93%	2.60%	0.93%	26.70%

$10.73	1.18%	$15,187	0.76%	3.90%	0.76%	31.63%
$10.82	9.87%	$15,126	0.64%	3.17%	0.72%	67.18%
$10.21	(1.40)%	$14,321	0.45%	2.45%	0.70%	126.46%
$10.59	8.81%	$15,589	0.45%	2.11%	0.70%	8.67%
$9.95	5.25%	$14,381	0.54%	2.18%	0.69%	60.51%
$9.68	13.10%	$13,704	0.69%	2.09%	0.77%	7.99%

$11.17	4.27%	$30,732	0.41%	1.88%	0.66%	0.36%
$10.82	7.02%	$31,951	0.40%	1.65%	0.65%	5.19%
$10.31	(1.92)%	$34,047	0.40%	1.16%	0.65%	49.24%
$10.66	11.05%	$35,437	0.39%	1.64%	0.64%	5.70%
$9.77	8.95%	$30,638	0.51%	1.70%	0.66%	81.00%
$9.13	16.76%	$28,375	0.66%	1.65%	0.75%	17.65%

$11.04	5.77%	$21,867	0.44%	1.70%	0.69%	1.44%
$10.53	7.22%	$21,912	0.43%	1.34%	0.68%	5.95%
$9.99	(2.93)%	$22,848	0.42%	0.69%	0.67%	58.40%
$10.39	12.65%	$23,709	0.41%	1.23%	0.66%	8.60%
$9.35	11.89%	$21,833	0.52%	1.24%	0.68%	96.94%
$8.47	19.14%	$18,827	0.68%	1.30%	0.76%	20.21%

Sterling Capital Funds
Financial Highlights, Class B Shares

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities				Distributions
Net Asset Value, Beginning of Period		Net investment income (loss)(a)		Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Total Distributions
Sterling Capital Behavioral Large Cap Value Equity Fund
Six Months Ended March 31, 2017 (Unaudited)	$17.41	0.10		1.77	1.87	(0.07)	—	(0.07)
Year Ended September 30, 2016	$16.26	0.14		1.13	1.27	(0.12)	—	(0.12)
Year Ended September 30, 2015	$16.94	0.08		(0.67)	(0.59)	(0.09)	—	(0.09)
Year Ended September 30, 2014	$13.91	0.05		3.02	3.07	(0.04)	—	(0.04)
Year Ended September 30, 2013	$12.58	0.03		1.33	1.36	(0.03)	—	(0.03)
Year Ended September 30, 2012	$ 9.73	0.03		2.84	2.87	(0.02)	—	(0.02)
Sterling Capital Mid Value Fund
Six Months Ended March 31, 2017 (Unaudited)	$15.21	(0.08)		2.16	2.08	—	(0.53)	(0.53)
Year Ended September 30, 2016	$16.75	(0.10)		1.90	1.80	—	(3.34)	(3.34)
Year Ended September 30, 2015	$18.13	(0.09)		(0.12)	(0.21)	—	(1.17)	(1.17)
Year Ended September 30, 2014	$17.76	(0.10)		1.67	1.57	—	(1.20)	(1.20)
Year Ended September 30, 2013	$13.55	—	(e)	4.24	4.24	(0.03)	—	(0.03)
Year Ended September 30, 2012	$10.80	—	(e)	2.77	2.77	(0.02)	—	(0.02)
Sterling Capital Behavioral Small Cap Value Equity Fund
Six Months Ended March 31, 2017 (Unaudited)	$14.73	(0.03)		2.22	2.19	(0.03)	—	(0.03)
Year Ended September 30, 2016	$13.61	0.07		1.12	1.19	(0.06)	(0.01)	(0.07)
Year Ended September 30, 2015	$13.88	0.06		0.14	0.20	(0.03)	(0.44)	(0.47)
Year Ended September 30, 2014	$14.89	(0.01)		0.93	0.92	(0.06)	(1.87)	(1.93)
Year Ended September 30, 2013	$11.80	(0.05)		3.29	3.24	—	(0.15)	(0.15)
Year Ended September 30, 2012	$10.69	(0.06)		2.15	2.09	—	(0.98)	(0.98)
Sterling Capital Special Opportunities Fund
Six Months Ended March 31, 2017 (Unaudited)	$18.52	(0.07)		1.92	1.85	—	(0.41)	(0.41)
Year Ended September 30, 2016	$20.32	(0.13)		1.64	1.51	—	(3.31)	(3.31)
Year Ended September 30, 2015	$20.93	(0.21)		0.80	0.59	—	(1.20)	(1.20)
Year Ended September 30, 2014	$19.53	(0.17)		3.85	3.68	—	(2.28)	(2.28)
Year Ended September 30, 2013	$17.11	(0.08	)(f)	3.45	3.37	—	(0.95)	(0.95)
Year Ended September 30, 2012	$14.22	(0.12)		3.32	3.20	—	(0.31)	(0.31)
Sterling Capital Equity Income Fund
Six Months Ended March 31, 2017 (Unaudited)	$18.32	0.10		1.17	1.27	(0.08)	(0.02)	(0.10)
Year Ended September 30, 2016	$17.33	0.18		2.06	2.24	(0.15)	(1.10)	(1.25)
Year Ended September 30, 2015	$18.91	0.17		(1.07)	(0.90)	(0.17)	(0.51)	(0.68)
Year Ended September 30, 2014	$18.10	0.19		1.41	1.60	(0.16)	(0.63)	(0.79)
Year Ended September 30, 2013	$15.99	0.16		2.22	2.38	(0.11)	(0.16)	(0.27)
Year Ended September 30, 2012	$13.21	0.13		2.72	2.85	(0.07)	—	(0.07)
Sterling Capital Intermediate U.S. Government Fund
Six Months Ended March 31, 2017 (Unaudited)	$10.20	0.03		(0.28)	(0.25)	(0.06)	—	(0.06)
Year Ended September 30, 2016	$10.15	0.04		0.11	0.15	(0.10)	—	(0.10)
Year Ended September 30, 2015	$10.16	0.06		0.05	0.11	(0.12)	—	(0.12)
Year Ended September 30, 2014	$10.25	0.07		0.09	0.16	(0.25)	—	(0.25)
Year Ended September 30, 2013	$10.82	0.08		(0.43)	(0.35)	(0.22)	—	(0.22)
Year Ended September 30, 2012	$10.75	0.12		0.16	0.28	(0.21)	—	(0.21)

*	During the periods certain fees were waived (See Note 5 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Includes proceeds received from a settlement of litigation, which impacted the Fund’s total return. Not including these proceeds, the Fund’s total return would have been 10.59%.
(e)	Amount is less than $0.005.
(f)

Net investment loss per share reflects a special dividend, which amounted to $0.02 per share. Excluding the special dividend, the ratio of net investment loss to average net assets would have been (0.55)% per share.

See accompanying Notes to the Financial Statements.

			Ratios/Supplementary Data
Net Asset Value, End of Period	Total Return (excludes sales charge) (b)		Net Assets, End of Period (000)	Ratio of net expenses to average net assets (c)	Ratio of net investment income (loss) to average net assets (c)		Ratio of expenses to average net assets*(c)	Portfolio turnover rate**(b)

$19.21	10.78%		$82	1.64%	1.05%		1.64%	79.86%
$17.41	7.82%		$209	1.77%	0.80%		1.90%	145.53%
$16.26	(3.52)%		$537	1.81%	0.48%		1.91%	135.05%
$16.94	22.08%		$990	1.81%	0.33%		1.91%	113.75%
$13.91	10.83	%(d)	$1,261	1.84%	0.23%		1.94%	164.27%
$12.58	29.55%		$1,638	1.83%	0.24%		1.95%	68.75%

$16.76	13.88%		$122	1.90%	(1.03)%		1.90%	13.45%
$15.21	12.23%		$271	1.93%	(0.65)%		1.93%	25.45%
$16.75	(1.45)%		$688	1.94%	(0.50)%		1.94%	30.61%
$18.13	9.09%		$1,311	1.93%	(0.53)%		1.93%	27.30%
$17.76	31.34%		$2,002	1.92%	(0.01)%		1.92%	34.03%
$13.55	25.72%		$1,996	1.93%	(0.01)%		1.95%	21.62%

$16.89	14.88%		$43	1.80%	(0.33)%		1.92%	55.20%
$14.73	8.72%		$113	1.88%	0.47%		1.97%	120.42%
$13.61	1.34%		$203	2.00%	0.42%		2.00%	101.99%
$13.88	6.33%		$324	1.99%	(0.04)%		1.99%	68.50%
$14.89	27.74%		$425	2.04%	(0.41)%		2.04%	176.62%
$11.80	20.43%		$432	2.08%	(0.53)%		2.11%	32.86%

$19.96	10.13%		$641	1.86%	(0.70)%		1.86%	5.09%
$18.52	7.76%		$1,626	1.92%	(0.69)%		1.97%	27.32%
$20.32	2.99%		$4,429	1.97%	(1.00)%		1.97%	26.98%
$20.93	20.78%		$7,704	1.96%	(0.86)%		1.96%	32.35%
$19.53	20.64%		$8,921	1.99%	(0.45	)%(f)	1.99%	53.76%
$17.11	22.76%		$12,466	2.04%	(0.77)%		2.04%	19.38%

$19.49	6.94%		$386	1.79%	1.08%		1.79%	6.34%
$18.32	13.67%		$1,421	1.96%	1.05%		1.96%	20.64%
$17.33	(4.93)%		$3,883	1.96%	0.90%		1.96%	27.53%
$18.91	8.97%		$7,516	1.95%	1.02%		1.95%	16.13%
$18.10	15.13%		$10,335	1.95%	0.94%		1.95%	30.56%
$15.99	21.60%		$12,653	1.93%	0.85%		1.93%	21.30%

$9.89	(2.46)%		$19	1.63%	0.61%		1.71%	18.52%
$10.20	1.51%		$73	1.61%	0.44%		1.72%	49.39%
$10.15	1.06%		$167	1.67%	0.55%		1.72%	62.02%
$10.16	1.56%		$264	1.68%	0.66%		1.68%	35.74%
$10.25	(3.30)%		$533	1.69%	0.77%		1.69%	66.16%
$10.82	2.64%		$896	1.72%	1.10%		1.76%	71.68%

Sterling Capital Funds
Financial Highlights, Class B Shares

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net investment income(a)	Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Total Distributions
Sterling Capital Total Return Bond Fund
Six Months Ended March 31, 2017 (Unaudited)	$10.82	0.07	(0.29)	(0.22)	(0.11)	—	(0.11)
Year Ended September 30, 2016	$10.54	0.18	0.34	0.52	(0.24)	—	(0.24)
Year Ended September 30, 2015	$10.67	0.20	(0.06)	0.14	(0.27)	—	(0.27)
Year Ended September 30, 2014	$10.53	0.23	0.21	0.44	(0.29)	(0.01)	(0.30)
Year Ended September 30, 2013	$11.16	0.21	(0.46)	(0.25)	(0.30)	(0.08)	(0.38)
Year Ended September 30, 2012	$11.06	0.22	0.45	0.67	(0.30)	(0.27)	(0.57)
Sterling Capital Diversified Income Fund(d)
Six Months Ended March 31, 2017 (Unaudited)	$10.84	0.15	(0.05)	0.10	(0.17)	—	(0.17)
Year Ended September 30, 2016	$10.23	0.26	0.64	0.90	(0.29)	—	(0.29)
Year Ended September 30, 2015	$10.62	0.17	(0.40)	(0.23)	(0.16)	—	(0.16)
Year Ended September 30, 2014	$9.98	0.14	0.66	0.80	(0.16)	—	(0.16)
Year Ended September 30, 2013	$9.70	0.14	0.29	0.43	(0.15)	—	(0.15)
Year Ended September 30, 2012	$8.76	0.12	0.94	1.06	(0.12)	—	(0.12)
Sterling Capital Strategic Allocation Balanced Fund(d)
Six Months Ended March 31, 2017 (Unaudited)	$10.62	0.06	0.35	0.41	(0.06)	—	(0.06)
Year Ended September 30, 2016	$10.11	0.10	0.52	0.62	(0.11)	—	(0.11)
Year Ended September 30, 2015	$10.45	0.04	(0.32)	(0.28)	(0.06)	—	(0.06)
Year Ended September 30, 2014	$9.57	0.09	0.89	0.98	(0.10)	—	(0.10)
Year Ended September 30, 2013	$8.94	0.09	0.63	0.72	(0.09)	—	(0.09)
Year Ended September 30, 2012	$7.79	0.07	1.16	1.23	(0.08)	—	(0.08)
Sterling Capital Strategic Allocation Growth Fund(d)
Six Months Ended March 31, 2017 (Unaudited)	$10.23	0.03	0.51	0.54	(0.05)	—	(0.05)
Year Ended September 30, 2016	$9.73	0.08	0.54	0.62	(0.12)	—	(0.12)
Year Ended September 30, 2015	$10.14	(0.01)	(0.36)	(0.37)	(0.04)	—	(0.04)
Year Ended September 30, 2014	$9.12	0.04	1.04	1.08	(0.06)	—	(0.06)
Year Ended September 30, 2013	$8.26	0.05	0.86	0.91	(0.05)	—	(0.05)
Year Ended September 30, 2012	$7.03	0.04	1.24	1.28	(0.05)	—	(0.05)

*	During the periods certain fees were waived (See Note 5 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

See accompanying Notes to the Financial Statements.

		Ratios/Supplementary Data
Net Asset Value, End of Period	Total Return (excludes sales charge) (b)	Net Assets, End of Period (000)	Ratio of net expenses to average net assets (c)	Ratio of net investment income to average net assets (c)	Ratio of expenses to average net assets*(c)	Portfolio turnover rate**(b)

$10.49	(2.02)%	$71	1.47%	1.35%	1.57%	35.95%
$10.82	5.05%	$363	1.49%	1.74%	1.59%	65.47%
$10.54	1.26%	$930	1.48%	1.86%	1.58%	41.37%
$10.67	4.25%	$1,452	1.56%	2.16%	1.58%	75.21%
$10.53	(2.25)%	$1,943	1.57%	1.93%	1.59%	149.09%
$11.16	6.33%	$3,132	1.63%	1.97%	1.67%	110.82%

$10.77	0.92%	$71	1.51%	2.73%	1.51%	31.63%
$10.84	8.98%	$225	1.39%	2.49%	1.49%	67.18%
$10.23	(2.17)%	$513	1.20%	1.58%	1.45%	126.46%
$10.62	8.07%	$807	1.20%	1.35%	1.45%	8.67%
$9.98	4.49%	$1,020	1.30%	1.41%	1.44%	60.51%
$9.70	12.16%	$1,397	1.44%	1.34%	1.44%	7.99%

$10.97	3.91%	$104	1.16%	1.11%	1.41%	0.36%
$10.62	6.23%	$260	1.16%	1.02%	1.41%	5.19%
$10.11	(2.69)%	$896	1.15%	0.41%	1.40%	49.24%
$10.45	10.26%	$1,940	1.14%	0.85%	1.39%	5.70%
$9.57	8.14%	$3,264	1.28%	0.94%	1.41%	81.00%
$8.94	15.80%	$5,184	1.41%	0.87%	1.41%	17.65%

$10.72	5.29%	$85	1.19%	0.60%	1.43%	1.44%
$10.23	6.43%	$330	1.19%	0.77%	1.44%	5.95%
$9.73	(3.63)%	$885	1.17%	(0.07)%	1.42%	58.40%
$10.14	11.84%	$1,863	1.16%	0.44%	1.41%	8.60%
$9.12	11.04%	$2,986	1.28%	0.53%	1.41%	96.94%
$8.26	18.19%	$4,346	1.43%	0.52%	1.43%	20.21%

Sterling Capital Funds
Financial Highlights, Class C Shares

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities				Distributions
	Net Asset Value, Beginning of Period	Net investment income (loss)(a)		Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Total Distributions
Sterling Capital Behavioral Large Cap Value Equity Fund
Six Months Ended March 31, 2017 (Unaudited)	$17.20	0.08		1.76	1.84	(0.10)	—	(0.10)
Year Ended September 30, 2016	$16.09	0.14		1.12	1.26	(0.15)	—	(0.15)
Year Ended September 30, 2015	$16.79	0.09		(0.67)	(0.58)	(0.12)	—	(0.12)
Year Ended September 30, 2014	$13.81	0.05		3.00	3.05	(0.07)	—	(0.07)
Year Ended September 30, 2013	$12.49	0.03		1.32	1.35	(0.03)	—	(0.03)
Year Ended September 30, 2012	$9.67	0.03		2.82	2.85	(0.03)	—	(0.03)
Sterling Capital Mid Value Fund
Six Months Ended March 31, 2017 (Unaudited)	$15.12	(0.07)		2.14	2.07	—	(0.53)	(0.53)
Year Ended September 30, 2016	$16.67	(0.09)		1.88	1.79	—	(3.34)	(3.34)
Year Ended September 30, 2015	$18.06	(0.08)		(0.13)	(0.21)	(0.01)	(1.17)	(1.18)
Year Ended September 30, 2014	$17.72	(0.07)		1.63	1.56	(0.02)	(1.20)	(1.22)
Year Ended September 30, 2013	$13.51	0.01		4.23	4.24	(0.03)	—	(0.03)
Year Ended September 30, 2012	$10.78	—	(e)	2.76	2.76	(0.03)	—	(0.03)
Sterling Capital Behavioral Small Cap Value Equity Fund
Six Months Ended March 31, 2017 (Unaudited)	$14.70	(0.02)		2.20	2.18	(0.05)	—	(0.05)
Year Ended September 30, 2016	$13.60	0.07		1.11	1.18	(0.07)	(0.01)	(0.08)
Year Ended September 30, 2015	$13.87	0.06		0.15	0.21	(0.04)	(0.44)	(0.48)
Year Ended September 30, 2014	$14.88	—	(e)	0.92	0.92	(0.06)	(1.87)	(1.93)
Year Ended September 30, 2013	$11.79	(0.05)		3.29	3.24	—	(0.15)	(0.15)
Year Ended September 30, 2012	$10.69	(0.06)		2.14	2.08	—	(0.98)	(0.98)
Sterling Capital Special Opportunities Fund
Six Months Ended March 31, 2017 (Unaudited)	$18.54	(0.07)		1.92	1.85	—	(0.41)	(0.41)
Year Ended September 30, 2016	$20.34	(0.14)		1.65	1.51	—	(3.31)	(3.31)
Year Ended September 30, 2015	$20.95	(0.20)		0.79	0.59	—	(1.20)	(1.20)
Year Ended September 30, 2014	$19.55	(0.17)		3.85	3.68	—	(2.28)	(2.28)
Year Ended September 30, 2013	$17.12	(0.08	)(f)	3.46	3.38	—	(0.95)	(0.95)
Year Ended September 30, 2012	$14.23	(0.12)		3.32	3.20	—	(0.31)	(0.31)
Sterling Capital Equity Income Fund
Six Months Ended March 31, 2017 (Unaudited)	$18.14	0.10		1.15	1.25	(0.13)	(0.02)	(0.15)
Year Ended September 30, 2016	$17.21	0.18		2.03	2.21	(0.18)	(1.10)	(1.28)
Year Ended September 30, 2015	$18.80	0.17		(1.06)	(0.89)	(0.19)	(0.51)	(0.70)
Year Ended September 30, 2014	$18.01	0.19		1.40	1.59	(0.17)	(0.63)	(0.80)
Year Ended September 30, 2013	$15.92	0.16		2.22	2.38	(0.13)	(0.16)	(0.29)
Year Ended September 30, 2012	$13.17	0.13		2.70	2.83	(0.08)	—	(0.08)
Sterling Capital Long/Short Equity Fund
Six Months Ended March 31, 2017 (Unaudited)	$8.43	(0.15)		0.31	0.16	—	—	—
Year Ended September 30, 2016	$8.76	(0.24)		0.11	(0.13)	—	(0.20)	(0.20)
Year Ended September 30, 2015	$10.85	(0.26)		(1.53)	(1.79)	—	(0.30)	(0.30)
December 13, 2013 to September 30, 2014(j)	$10.00	(0.21)		1.06	0.85	—	—	—
Sterling Capital Behavioral International Equity Fund
Six Months Ended March 31, 2017 (Unaudited)	$9.62	0.04		0.70	0.74	(0.09)	—	(0.09)
Year Ended September 30, 2016	$9.18	0.17		0.42	0.59	(0.15)	—	(0.15)
November 28, 2014 to September 30, 2015(j)	$10.00	0.19		(0.99)	(0.80)	(0.02)	—	(0.02)

*	During the periods certain fees were waived (See Note 5 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Includes proceeds received from a settlement of litigation, which impacted the Fund’s total return. Not including these proceeds, the Fund’s total return would have been 10.72%.
(e)	Amount is less than $0.005.

(f)

Net investment loss per share reflects a special dividend, which amounted to $0.02 per share. Excluding the special dividend, the ratio of net investment loss to average net assets would have been (0.55)% per share.

(g)	Net expense ratio excluding dividend expense and service fee on securities sold short would have been 2.97% per share.
(h)	Net expense ratio excluding dividend expense and service fee on securities sold short would have been 2.94% per share.
(i)	Net expense ratio excluding dividend expense and service fee on securities sold short would have been 2.84% per share.
(j)	Period from commencement of operations.
(k)	Net expense ratio excluding dividend expense and service fee on securities sold short would have been 2.79% per share.

See accompanying Notes to the Financial Statements.

			Ratios/Supplementary Data
Net Asset Value, End of Period	Total Return (excludes sales charge) (b)		Net Assets, End of Period (000)	Ratio of net expenses to average net assets (c)		Ratio of net investment income (loss) to average net assets (c)		Ratio of expenses to average net assets*(c)	Portfolio turnover rate**(b)

$18.94	10.74%		$1,123	1.64%		0.90%		1.64%	79.86%
$17.20	7.87%		$919	1.76%		0.81%		1.90%	145.53%
$16.09	(3.52)%		$805	1.81%		0.52%		1.91%	135.05%
$16.79	22.09%		$534	1.81%		0.34%		1.92%	113.75%
$13.81	10.88	%(d)	$199	1.84%		0.21%		1.94%	164.27%
$12.49	29.51%		$167	1.83%		0.22%		1.95%	68.75%

$16.66	13.90%		$5,279	1.90%		(0.92)%		1.90%	13.45%
$15.12	12.22%		$5,282	1.93%		(0.61)%		1.93%	25.45%
$16.67	(1.43)%		$5,309	1.94%		(0.41)%		1.94%	30.61%
$18.06	9.12%		$4,661	1.94%		(0.40)%		1.94%	27.30%
$17.72	31.37%		$1,309	1.92%		0.04%		1.92%	34.03%
$13.51	25.67%		$538	1.94%		0.03%		1.95%	21.62%

$16.83	14.86%		$351	1.80%		(0.22)%		1.91%	55.20%
$14.70	8.68%		$364	1.88%		0.52%		1.98%	120.42%
$13.60	1.37%		$330	2.00%		0.45%		2.00%	101.99%
$13.87	6.38%		$312	1.99%		(0.01)%		1.99%	68.50%
$14.88	27.77%		$216	2.03%		(0.38)%		2.03%	176.62%
$11.79	20.33%		$108	2.08%		(0.52)%		2.11%	32.86%

$19.98	10.12%		$170,669	1.87%		(0.70)%		1.87%	5.09%
$18.54	7.76%		$181,061	1.92%		(0.73)%		1.97%	27.32%
$20.34	2.99%		$143,597	1.98%		(0.98)%		1.98%	26.98%
$20.95	20.76%		$120,469	1.96%		(0.86)%		1.96%	32.35%
$19.55	20.69%		$94,718	1.99%		(0.46	)%(f)	1.99%	53.76%
$17.12	22.75%		$82,536	2.04%		(0.75)%		2.04%	19.38%

$19.24	6.95%		$253,697	1.79%		1.13%		1.79%	6.34%
$18.14	13.66%		$271,598	1.96%		1.03%		1.96%	20.64%
$17.21	(4.92)%		$279,355	1.97%		0.91%		1.97%	27.53%
$18.80	8.98%		$315,948	1.95%		1.04%		1.95%	16.13%
$18.01	15.17%		$280,841	1.95%		0.93%		1.95%	30.56%
$15.92	21.54%		$194,345	1.94%		0.86%		1.94%	21.30%

$8.59	1.78%		$171	4.54	%(g)	(3.53)%		4.57%	215.37%
$8.43	(1.27)%		$211	4.35	%(h)	(2.98)%		4.38%	370.28%
$8.76	(16.80)%		$402	3.93	%(i)	(2.67)%		3.93%	265.99%
$10.85	8.50%		$330	4.15	%(k)	(2.37)%		4.15%	193.58%

$10.27	7.81%		$49	1.67%		0.74%		2.00%	51.25%
$9.62	6.38%		$47	1.80%		1.83%		2.13%	125.35%
$9.18	(8.03)%		$28	2.03%		2.26%		2.19%	133.50%

Sterling Capital Funds
Financial Highlights, Class C Shares

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net investment income (loss)(a)	Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Total Distributions
Sterling Capital SMID Opportunities Fund
October 3, 2016 to March 31, 2017 (Unaudited)(d)	$10.00	(0.04)	1.23	1.19	—	—	—
Sterling Capital Stratton Mid Cap Value Fund
Six Months Ended March 31, 2017 (Unaudited)	$55.55	(0.24)	5.78	5.54	—	(0.27)	(0.27)
Period Ended September 30, 2016	$52.54	(0.32)	3.33	3.01	—	—	—
November 16, 2015 to December 31, 2015(d)	$53.97	—	0.45	0.45	(0.10)	(1.78)	(1.88)
Sterling Capital Stratton Real Estate Fund
Six Months Ended March 31, 2017 (Unaudited)	$39.50	0.06	(1.09)	(1.03)	(0.55)	(1.66)	(2.21)
Period Ended September 30, 2016	$35.97	0.34	3.58	3.92	(0.39)	—	(0.39)
November 16, 2015 to December 31, 2015(d)	$34.90	0.12	1.42	1.54	—	(0.47)	(0.47)
Sterling Capital Stratton Small Cap Value Fund
Six Months Ended March 31, 2017 (Unaudited)	$77.88	(0.37)	9.16	8.79	—	(4.10)	(4.10)
Period Ended September 30, 2016	$69.88	(0.41)	8.41	8.00	—	—	—
November 16, 2015 to December 31, 2015(d)	$71.71	(0.01)	(0.81)	(0.82)	(0.01)	(1.00)	(1.01)
Sterling Capital Short Duration Bond Fund
Six Months Ended March 31, 2017 (Unaudited)	$ 8.80	0.01	(0.04)	(0.03)	(0.07)		(0.07)
Year Ended September 30, 2016	$ 8.85	0.03	0.07	0.10	(0.16)	—	(0.16)
Year Ended September 30, 2015	$ 9.07	0.04	(0.07)	(0.03)	(0.19)	—	(0.19)
Year Ended September 30, 2014	$ 9.24	0.06	(0.03)	0.03	(0.20)	—	(0.20)
Year Ended September 30, 2013	$ 9.47	0.09	(0.09)	—	(0.23)	—	(0.23)
February 1, 2012 to September 30, 2012(d)	$ 9.45	0.08	0.10	0.18	(0.16)	—	(0.16)

*	During the periods certain fees were waived (See Note 5 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Period from commencement of operations.

See accompanying Notes to the Financial Statements.

		Ratios/Supplementary Data
Net Asset Value, End of Period	Total Return (excludes sales charge) (b)	Net Assets, End of Period (000)	Ratio of net expenses to average net assets (c)	Ratio of net investment income (loss) to average net assets (c)	Ratio of expenses to average net assets*(c)	Portfolio turnover rate**(b)

$11.19	11.90%	$1,225	1.79%	(0.80)%	2.05%	19.46%

$60.82	9.99%	$ 1	1.92%	(0.84)%	1.92%	5.65%
$55.55	5.73%	$ 1	1.95%	(0.82)%	1.95%	11.16%
$52.54	0.91%	$ 1	1.64%	(0.01)%	1.64%	19.28%

$36.26	(2.21)%	$ 24	1.80%	0.37%	1.83%	3.27%
$39.50	10.90%	$ 20	1.83%	1.21%	1.85%	18.43%
$35.97	4.45%	$ 1	1.59%	2.57%	1.59%	15.47%

$82.57	11.22%	$ 136	2.08%	(0.91)%	2.08%	4.27%
$77.88	11.45%	$ 65	2.08%	(0.74)%	2.08%	3.42%
$69.88	(1.12)%	$ 1	2.06%	(0.15)%	2.06%	6.33%

$ 8.70	(0.34%)	$1,869	1.46%	0.24%	1.56%	43.60%
$ 8.80	1.22%	$1,886	1.49%	0.35%	1.56%	54.68%
$ 8.85	(0.29)%	$2,415	1.55%	0.39%	1.57%	55.74%
$ 9.07	0.37%	$1,906	1.53%	0.69%	1.56%	56.10%
$ 9.24	(0.03)%	$ 556	1.52%	1.02%	1.56%	56.09%
$ 9.47	1.90%	$ 216	1.57%	1.22%	1.57%	85.13%

Sterling Capital Funds
Financial Highlights, Class C Shares

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net investment income(a)	Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Return of capital		Total Distributions
Sterling Capital Intermediate U.S. Government Fund
Six Months Ended March 31, 2017 (Unaudited)	$10.22	0.03	(0.28)	(0.25)	(0.06)	—	—		(0.06)
Year Ended September 30, 2016	$10.17	0.05	0.10	0.15	(0.10)	—	—		(0.10)
Year Ended September 30, 2015	$10.18	0.06	0.05	0.11	(0.12)	—	—		(0.12)
Year Ended September 30, 2014	$10.27	0.07	0.09	0.16	(0.25)	—	—		(0.25)
Year Ended September 30, 2013	$10.84	0.08	(0.43)	(0.35)	(0.22)	—	—		(0.22)
Year Ended September 30, 2012	$10.77	0.11	0.17	0.28	(0.21)	—	—		(0.21)
Sterling Capital Total Return Bond Fund
Six Months Ended March 31, 2017 (Unaudited)	$10.83	0.07	(0.30)	(0.23)	(0.11)	—	—		(0.11)
Year Ended September 30, 2016	$10.55	0.18	0.35	0.53	(0.25)	—	—		(0.25)
Year Ended September 30, 2015	$10.68	0.20	(0.06)	0.14	(0.27)	—	—		(0.27)
Year Ended September 30, 2014	$10.54	0.23	0.21	0.44	(0.29)	(0.01)	—		(0.30)
Year Ended September 30, 2013	$11.17	0.21	(0.46)	(0.25)	(0.30)	(0.08)	—		(0.38)
Year Ended September 30, 2012	$11.07	0.21	0.46	0.67	(0.30)	(0.27)	—		(0.57)
Sterling Capital Corporate Fund
Six Months Ended March 31, 2017 (Unaudited)	$10.35	0.11	(0.18)	(0.07)	(0.11)	(0.04)	—		(0.15)
Year Ended September 30, 2016	$10.09	0.21	0.26	0.47	(0.21)	—	—		(0.21)
Year Ended September 30, 2015	$10.24	0.22	(0.14)	0.08	(0.22)	(0.01)	—	(d)	(0.23)
Year Ended September 30, 2014	$10.15	0.24	0.18	0.42	(0.23)	(0.10)	—		(0.33)
February 1, 2013 to September 30, 2013(e)	$10.53	0.18	(0.39)	(0.21)	(0.17)	—	—		(0.17)
Sterling Capital Securitized Opportunities Fund
Six Months Ended March 31, 2017 (Unaudited)	$10.09	0.06	(0.20)	(0.14)	(0.08)	—	—		(0.08)
Year Ended September 30, 2016	$ 9.97	0.12	0.16	0.28	(0.16)	—	—		(0.16)
Year Ended September 30, 2015	$ 9.89	0.13	0.13	0.26	(0.18)	—	—		(0.18)
Year Ended September 30, 2014	$ 9.84	0.16	0.11	0.27	(0.22)	—	—		(0.22)
February 1, 2013 to September 30, 2013(e)	$10.16	0.08	(0.23)	(0.15)	(0.17)	—	—		(0.17)
Sterling Capital Kentucky Intermediate Tax-Free Fund
Six Months Ended March 31, 2017 (Unaudited)	$10.65	0.07	(0.32)	(0.25)	(0.07)	(0.14)	—		(0.21)
Year Ended September 30, 2016	$10.63	0.16	0.15	0.31	(0.16)	(0.13)	—		(0.29)
Year Ended September 30, 2015	$10.86	0.17	(0.05)	0.12	(0.17)	(0.18)	—		(0.35)
Year Ended September 30, 2014	$10.67	0.19	0.18	0.37	(0.18)	—	—		(0.18)
Year Ended September 30, 2013	$11.16	0.16	(0.43)	(0.27)	(0.16)	(0.06)	—		(0.22)
February 1, 2012 to September 30, 2012(e)	$11.08	0.11	0.09	0.20	(0.12)	—	—		(0.12)
Sterling Capital Maryland Intermediate Tax-Free Fund
Six Months Ended March 31, 2017 (Unaudited)	$11.31	0.06	(0.31)	(0.25)	(0.06)	(0.08)	—		(0.14)
Year Ended September 30, 2016	$11.18	0.11	0.20	0.31	(0.11)	(0.07)	—		(0.18)
Year Ended September 30, 2015	$11.24	0.12	— (d)	0.12	(0.12)	(0.06)	—		(0.18)
Year Ended September 30, 2014	$10.96	0.11	0.28	0.39	(0.11)	—	—		(0.11)
Year Ended September 30, 2013	$11.56	0.11	(0.45)	(0.34)	(0.11)	(0.15)	—		(0.26)
February 1, 2012 to September 30, 2012(e)	$11.47	0.09	0.09	0.18	(0.09)	—	—		(0.09)
Sterling Capital North Carolina Intermediate Tax-Free Fund
Six Months Ended March 31, 2017 (Unaudited)	$11.07	0.07	(0.35)	(0.28)	(0.07)	(0.04)	—		(0.11)
Year Ended September 30, 2016	$10.96	0.15	0.17	0.32	(0.15)	(0.06)	—		(0.21)
Year Ended September 30, 2015	$10.98	0.16	— (d)	0.16	(0.16)	(0.02)	—		(0.18)
Year Ended September 30, 2014	$10.74	0.16	0.24	0.40	(0.16)	—	—		(0.16)
Year Ended September 30, 2013	$11.35	0.16	(0.53)	(0.37)	(0.16)	(0.08)	—		(0.24)
February 1, 2012 to September 30, 2012(e)	$11.25	0.11	0.11	0.22	(0.12)	—	—		(0.12)

*	During the periods certain fees were waived (See Note 5 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(a)	Per share net investment income has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Amount is less than $0.005.
(e)	Period from commencement of operations.

See accompanying Notes to the Financial Statements.

		Ratios/Supplementary Data
Net Asset Value, End of Period	Total Return (excludes sales charge) (b)	Net Assets, End of Period (000)	Ratio of net expenses to average net assets (c)	Ratio of net investment income to average net assets (c)	Ratio of expenses to average net assets*(c)	Portfolio turnover rate**(b)

$ 9.91	(2.44)%	$ 639	1.63%	0.69%	1.71%	18.52%
$10.22	1.51%	$ 706	1.60%	0.48%	1.72%	49.39%
$10.17	1.06%	$ 777	1.67%	0.56%	1.73%	62.02%
$10.18	1.56%	$ 823	1.68%	0.66%	1.68%	35.74%
$10.27	(3.29)%	$1,080	1.68%	0.74%	1.68%	66.16%
$10.84	2.64%	$1,097	1.72%	1.06%	1.75%	71.68%

$10.49	(2.09)%	$7,901	1.47%	1.42%	1.57%	35.95%
$10.83	5.05%	$7,933	1.49%	1.66%	1.59%	65.47%
$10.55	1.28%	$6,362	1.48%	1.87%	1.58%	41.37%
$10.68	4.24%	$5,578	1.56%	2.15%	1.58%	75.21%
$10.54	(2.24)%	$5,362	1.57%	1.92%	1.59%	149.09%
$11.17	6.32%	$5,845	1.63%	1.90%	1.66%	110.82%

$10.13	(0.71)%	$ 42	1.66%	2.15%	1.66%	35.10%
$10.35	4.69%	$ 58	1.64%	2.03%	1.64%	83.88%
$10.09	0.75%	$ 9	1.63%	2.12%	1.63%	33.94%
$10.24	4.25%	$ 9	1.59%	2.31%	1.59%	105.03%
$10.15	(2.02)%	$ 15	1.59%	2.58%	1.59%	99.48%

$ 9.87	(1.36)%	$ 33	1.61%	1.20%	1.65%	20.11%
$10.09	2.83%	$ 40	1.61%	1.16%	1.65%	43.63%
$ 9.97	2.62%	$ 39	1.59%	1.30%	1.63%	19.85%
$ 9.89	2.72%	$ 38	1.58%	1.59%	1.62%	98.34%
$ 9.84	(1.49)%	$ 3	1.64%	1.17%	1.64%	193.21%

$10.19	(2.36)%	$ 2	1.62%	1.27%	1.72%	13.16%
$10.65	2.93%	$ 20	1.65%	1.50%	1.76%	16.44%
$10.63	1.13%	$ 20	1.71%	1.62%	1.79%	17.34%
$10.86	3.53%	$ 19	1.71%	1.72%	1.71%	11.13%
$10.67	(2.47)%	$ 67	1.71%	1.48%	1.71%	22.05%
$11.16	1.82%	$ 209	1.71%	1.45%	1.71%	16.52%

$10.92	(2.22)%	$ 675	1.62%	1.09%	1.69%	5.50%
$11.31	2.85%	$ 802	1.61%	1.01%	1.71%	14.36%
$11.18	1.04%	$ 741	1.65%	1.07%	1.71%	18.38%
$11.24	3.58%	$ 747	1.69%	0.99%	1.69%	19.90%
$10.96	(3.04)%	$1,206	1.70%	0.95%	1.70%	70.60%
$11.56	1.57%	$1,321	1.71%	1.12%	1.71%	34.94%

$10.68	(2.55)%	$5,101	1.55%	1.31%	1.62%	17.58%
$11.07	2.91%	$6,108	1.55%	1.31%	1.65%	10.05%
$10.96	1.43%	$3,350	1.59%	1.44%	1.66%	16.80%
$10.98	3.77%	$2,864	1.66%	1.52%	1.66%	11.67%
$10.74	(3.27)%	$4,776	1.67%	1.48%	1.67%	22.38%
$11.35	1.93%	$3,251	1.67%	1.49%	1.67%	19.76%

Sterling Capital Funds
Financial Highlights, Class C Shares

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net investment income(a)	Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Total Distributions
Sterling Capital South Carolina Intermediate Tax-Free Fund
Six Months Ended March 31, 2017 (Unaudited)	$11.30	0.06	(0.33)	(0.27)	(0.06)	— (d)	(0.06)
Year Ended September 30, 2016	$11.14	0.12	0.20	0.32	(0.12)	(0.04)	(0.16)
Year Ended September 30, 2015	$11.14	0.13	0.02	0.15	(0.13)	(0.02)	(0.15)
Year Ended September 30, 2014	$10.85	0.14	0.29	0.43	(0.14)	—	(0.14)
Year Ended September 30, 2013	$11.36	0.13	(0.43)	(0.30)	(0.13)	(0.08)	(0.21)
February 1, 2012 to September 30, 2012(e)	$11.25	0.10	0.11	0.21	(0.10)	—	(0.10)
Sterling Capital Virginia Intermediate Tax-Free Fund
Six Months Ended March 31, 2017 (Unaudited)	$12.13	0.07	(0.39)	(0.32)	(0.07)	(0.09)	(0.16)
Year Ended September 30, 2016	$11.98	0.15	0.19	0.34	(0.15)	(0.04)	(0.19)
Year Ended September 30, 2015	$12.06	0.16	(0.01)	0.15	(0.16)	(0.07)	(0.23)
Year Ended September 30, 2014	$11.79	0.15	0.27	0.42	(0.15)	—	(0.15)
Year Ended September 30, 2013	$12.44	0.15	(0.55)	(0.40)	(0.15)	(0.10)	(0.25)
February 1, 2012 to September 30, 2012(e)	$12.37	0.11	0.07	0.18	(0.11)	—	(0.11)
Sterling Capital West Virginia Intermediate Tax-Free Fund
Six Months Ended March 31, 2017 (Unaudited)	$10.27	0.07	(0.28)	(0.21)	(0.07)	(0.05)	(0.12)
Year Ended September 30, 2016	$10.14	0.13	0.18	0.31	(0.13)	(0.05)	(0.18)
Year Ended September 30, 2015	$10.16	0.14	0.01	0.15	(0.14)	(0.03)	(0.17)
Year Ended September 30, 2014	$ 9.91	0.14	0.25	0.39	(0.14)	—	(0.14)
Year Ended September 30, 2013	$10.51	0.14	(0.48)	(0.34)	(0.14)	(0.12)	(0.26)
February 1, 2012 to September 30, 2012(e)	$10.38	0.11	0.14	0.25	(0.12)	—	(0.12)
Sterling Capital Diversified Income Fund(f)
Six Months Ended March 31, 2017 (Unaudited)	$10.73	0.17	(0.07)	0.10	(0.18)	—	(0.18)
Year Ended September 30, 2016	$10.13	0.24	0.66	0.90	(0.30)	—	(0.30)
Year Ended September 30, 2015	$10.53	0.22	(0.44)	(0.22)	(0.18)	—	(0.18)
Year Ended September 30, 2014	$ 9.90	0.14	0.66	0.80	(0.17)	—	(0.17)
Year Ended September 30, 2013	$ 9.64	0.14	0.28	0.42	(0.16)	—	(0.16)
Year Ended September 30, 2012	$ 8.71	0.12	0.94	1.06	(0.13)	—	(0.13)
Sterling Capital Strategic Allocation Balanced Fund(f)
Six Months Ended March 31, 2017 (Unaudited)	$10.62	0.06	0.34	0.40	(0.07)	—	(0.07)
Year Ended September 30, 2016	$10.13	0.09	0.53	0.62	(0.13)	—	(0.13)
Year Ended September 30, 2015	$10.47	0.04	(0.31)	(0.27)	(0.07)	—	(0.07)
Year Ended September 30, 2014	$ 9.60	0.09	0.89	0.98	(0.11)	—	(0.11)
Year Ended September 30, 2013	$ 8.98	0.09	0.63	0.72	(0.10)	—	(0.10)
Year Ended September 30, 2012	$ 7.82	0.08	1.16	1.24	(0.08)	—	(0.08)
Sterling Capital Strategic Allocation Growth Fund(f)
Six Months Ended March 31, 2017 (Unaudited)	$10.18	0.05	0.49	0.54	(0.06)	—	(0.06)
Year Ended September 30, 2016	$ 9.68	0.05	0.57	0.62	(0.12)	—	(0.12)
Year Ended September 30, 2015	$10.09	(0.01)	(0.35)	(0.36)	(0.05)	—	(0.05)
Year Ended September 30, 2014	$ 9.09	0.05	1.02	1.07	(0.07)	—	(0.07)
Year Ended September 30, 2013	$ 8.24	0.04	0.87	0.91	(0.06)	—	(0.06)
Year Ended September 30, 2012	$ 7.01	0.04	1.24	1.28	(0.05)	—	(0.05)

*	During the periods certain fees were waived (See Note 5 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Less than (0.01) per share.
(e)	Period from commencement of operations.
(f)	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

See accompanying Notes to the Financial Statements.

		Ratios/Supplementary Data
Net Asset Value, End of Period	Total Return (excludes sales charge) (b)	Net Assets, End of Period (000)	Ratio of net expenses to average net assets (c)	Ratio of net investment income to average net assets (c)	Ratio of expenses to average net assets*(c)	Portfolio turnover rate**(b)

$10.97	(2.41)%	$1,597	1.57%	1.03%	1.63%	26.46%
$11.30	2.82%	$1,806	1.56%	1.02%	1.66%	2.69%
$11.14	1.35%	$1,517	1.61%	1.18%	1.68%	12.53%
$11.14	3.97%	$1,465	1.67%	1.26%	1.67%	15.51%
$10.85	(2.67)%	$ 899	1.69%	1.14%	1.69%	35.38%
$11.36	1.86%	$ 507	1.69%	1.29%	1.69%	26.49%

$11.65	(2.66)%	$ 998	1.56%	1.15%	1.63%	18.66%
$12.13	2.88%	$1,170	1.56%	1.24%	1.66%	16.18%
$11.98	1.22%	$1,245	1.60%	1.32%	1.67%	16.01%
$12.06	3.61%	$1,490	1.66%	1.30%	1.66%	20.48%
$11.79	(3.25)%	$2,687	1.68%	1.22%	1.68%	40.00%
$12.44	1.48%	$2,884	1.68%	1.36%	1.68%	21.63%

$ 9.94	(2.13)%	$ 804	1.56%	1.32%	1.63%	10.11%
$10.27	3.14%	$ 817	1.57%	1.29%	1.67%	11.31%
$10.14	1.42%	$ 409	1.61%	1.36%	1.67%	10.34%
$10.16	3.93%	$ 457	1.66%	1.39%	1.66%	21.09%
$ 9.91	(3.28)%	$ 764	1.68%	1.38%	1.68%	22.18%
$10.51	2.41%	$ 729	1.64%	1.63%	1.64%	26.70%

$10.65	0.92%	$1,081	1.51%	3.16%	1.51%	31.63%
$10.73	9.07%	$1,157	1.39%	2.43%	1.47%	67.18%
$10.13	(2.14)%	$ 795	1.20%	2.04%	1.45%	126.46%
$10.53	8.07%	$ 291	1.20%	1.35%	1.45%	8.67%
$ 9.90	4.40%	$ 241	1.28%	1.42%	1.44%	60.51%
$ 9.64	12.23%	$ 207	1.44%	1.33%	1.44%	7.99%

$10.95	3.79%	$ 759	1.16%	1.16%	1.41%	0.36%
$10.62	6.18%	$ 741	1.15%	0.89%	1.40%	5.19%
$10.13	(2.60)%	$ 751	1.15%	0.42%	1.40%	49.24%
$10.47	10.24%	$ 757	1.14%	0.88%	1.40%	5.70%
$ 9.60	8.10%	$ 570	1.25%	0.94%	1.41%	81.00%
$ 8.98	15.88%	$ 420	1.41%	0.91%	1.41%	17.65%

$10.66	5.35%	$ 378	1.19%	0.90%	1.44%	1.44%
$10.18	6.46%	$ 436	1.18%	0.56%	1.43%	5.95%
$ 9.68	(3.62)%	$ 491	1.17%	(0.06)%	1.42%	58.40%
$10.09	11.75%	$ 506	1.16%	0.48%	1.41%	8.60%
$ 9.09	11.07%	$ 452	1.27%	0.50%	1.43%	96.94%
$ 8.24	18.29%	$ 294	1.43%	0.55%	1.43%	20.21%

Sterling Capital Funds
Financial Highlights, Institutional Shares

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net investment income (loss)(a)	Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Total Distributions
Sterling Capital Behavioral Large Cap Value Equity Fund
Six Months Ended March 31, 2017 (Unaudited)	$17.78	0.18	1.82	2.00	(0.19)	—	(0.19)
Year Ended September 30, 2016	$16.62	0.32	1.16	1.48	(0.32)	—	(0.32)
Year Ended September 30, 2015	$17.33	0.27	(0.70)	(0.43)	(0.28)	—	(0.28)
Year Ended September 30, 2014	$14.23	0.22	3.08	3.30	(0.20)	—	(0.20)
Year Ended September 30, 2013	$12.87	0.16	1.36	1.52	(0.16)	—	(0.16)
Year Ended September 30, 2012	$ 9.95	0.14	2.92	3.06	(0.14)	—	(0.14)
Sterling Capital Mid Value Fund
Six Months Ended March 31, 2017 (Unaudited)	$16.92	0.01	2.41	2.42	(0.01)	(0.53)	(0.54)
Year Ended September 30, 2016	$18.14	0.07	2.07	2.14	(0.02)	(3.34)	(3.36)
Year Ended September 30, 2015	$19.50	0.11	(0.14)	(0.03)	(0.16)	(1.17)	(1.33)
Year Ended September 30, 2014	$18.91	0.10	1.77	1.87	(0.08)	(1.20)	(1.28)
Year Ended September 30, 2013	$14.37	0.17	4.50	4.67	(0.13)	—	(0.13)
Year Ended September 30, 2012	$11.43	0.14	2.94	3.08	(0.14)	—	(0.14)
Sterling Capital Behavioral Small Cap Value Equity Fund
Six Months Ended March 31, 2017 (Unaudited)	$15.30	0.07	2.29	2.36	(0.10)	—	(0.10)
Year Ended September 30, 2016	$14.14	0.22	1.16	1.38	(0.21)	(0.01)	(0.22)
Year Ended September 30, 2015	$14.47	0.22	0.15	0.37	(0.26)	(0.44)	(0.70)
Year Ended September 30, 2014	$15.34	0.15	0.94	1.09	(0.09)	(1.87)	(1.96)
Year Ended September 30, 2013	$12.08	0.08	3.39	3.47	(0.06)	(0.15)	(0.21)
Year Ended September 30, 2012	$10.82	0.06	2.18	2.24	—	(0.98)	(0.98)
Sterling Capital Special Opportunities Fund
Six Months Ended March 31, 2017 (Unaudited)	$22.48	0.03	2.32	2.35	(0.01)	(0.41)	(0.42)
Year Ended September 30, 2016	$23.78	0.06	1.95	2.01	—	(3.31)	(3.31)
Year Ended September 30, 2015	$24.06	— (e)	0.92	0.92	—	(1.20)	(1.20)
Year Ended September 30, 2014	$21.96	0.03	4.39	4.42	(0.04)	(2.28)	(2.32)
Year Ended September 30, 2013	$18.99	0.11 (f)	3.87	3.98	(0.06)	(0.95)	(1.01)
Year Ended September 30, 2012	$15.60	0.04	3.66	3.70	—	(0.31)	(0.31)
Sterling Capital Equity Income Fund
Six Months Ended March 31, 2017 (Unaudited)	$18.34	0.20	1.17	1.37	(0.23)	(0.02)	(0.25)
Year Ended September 30, 2016	$17.39	0.35	2.06	2.41	(0.36)	(1.10)	(1.46)
Year Ended September 30, 2015	$18.98	0.36	(1.07)	(0.71)	(0.37)	(0.51)	(0.88)
Year Ended September 30, 2014	$18.18	0.38	1.41	1.79	(0.36)	(0.63)	(0.99)
Year Ended September 30, 2013	$16.06	0.33	2.25	2.58	(0.30)	(0.16)	(0.46)
Year Ended September 30, 2012	$13.27	0.28	2.74	3.02	(0.23)	—	(0.23)
Sterling Capital Long/Short Equity Fund
Six Months Ended March 31, 2017 (Unaudited)	$ 8.67	(0.11)	0.31	0.20	—	—	—
Year Ended September 30, 2016	$ 8.91	(0.16)	0.12	(0.04)	—	(0.20)	(0.20)
Year Ended September 30, 2015	$10.93	(0.17)	(1.55)	(1.72)	—	(0.30)	(0.30)
December 13, 2013 to September 30, 2014(j)	$10.00	(0.11)	1.04	0.93	—	—	—

*	During the periods certain fees were waived (See Note 5 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Includes proceeds received from a settlement of litigation, which impacted the Fund’s total return. Not including these proceeds, the Fund’s total return would have been 11.78%.
(e)	Amount is less than $0.005.
(f)

Net investment income per share reflects a special dividend, which amounted to $0.02 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 0.45% per share.

(g)	Net expense ratio excluding dividend expense and service fee on securities sold short would have been 1.97% per share.
(h)	Net expense ratio excluding dividend expense and service fee on securities sold short would have been 1.94% per share.
(i)	Net expense ratio excluding dividend expense and service fee on securities sold short would have been 1.83% per share.
(j)	Period from commencement of operations.
(k)	Net expense ratio excluding dividend expense and service fee on securities sold short would have been 1.77% per share.

See accompanying Notes to the Financial Statements.

		Ratios/Supplementary Data
Total Return (b)		Net Assets, End of Period (000)	Ratio of net expenses to average net assets (c)	Ratio of net investment income (loss) to average net assets (c)		Ratio of expenses to average net assets*(c)	Portfolio turnover rate**(b)

11.27%		$265,379	0.64%	1.91%		0.64%	79.86%
8.94%		$240,971	0.76%	1.83%		0.90%	145.53%
(2.55)%		$221,481	0.81%	1.50%		0.91%	135.05%
23.29%		$234,809	0.81%	1.34%		0.91%	113.75%
11.94	%(d)	$194,921	0.84%	1.23%		0.94%	164.27%
30.89%		$189,252	0.83%	1.22%		0.95%	68.75%

14.52%		$643,178	0.90%	0.09%		0.90%	13.45%
13.32%		$550,697	0.93%	0.41%		0.93%	25.45%
(0.43)%		$588,537	0.94%	0.55%		0.94%	30.61%
10.17%		$696,468	0.93%	0.53%		0.93%	27.30%
32.65%		$548,624	0.92%	1.03%		0.92%	34.03%
27.00%		$340,577	0.93%	1.02%		0.95%	21.62%

15.39%		$202,820	0.80%	0.77%		0.90%	55.20%
9.80%		$157,413	0.88%	1.54%		0.98%	120.42%
2.42%		$111,757	1.00%	1.44%		1.00%	101.99%
7.40%		$121,011	0.99%	0.99%		0.99%	68.50%
29.03%		$101,999	1.04%	0.61%		1.04%	176.62%
21.65%		$71,711	1.08%	0.47%		1.11%	32.86%

10.60%		$613,030	0.87%	0.30%		0.87%	5.09%
8.86%		$587,320	0.92%	0.27%		0.97%	27.32%
4.02%		$491,982	0.97%	0.01%		0.97%	26.98%
22.00%		$574,783	0.96%	0.14%		0.96%	32.35%
21.90%		$452,155	0.99%	0.53%	(f)	0.99%	53.76%
23.97%		$386,543	1.04%	0.25%		1.04%	19.38%

7.49%		$944,134	0.79%	2.14%		0.79%	6.34%
14.75%		$943,101	0.96%	2.04%		0.96%	20.64%
(3.90)%		$807,729	0.97%	1.91%		0.97%	27.53%
10.01%		$1,038,013	0.95%	2.03%		0.95%	16.13%
16.33%		$936,400	0.95%	1.92%		0.95%	30.56%
22.80%		$635,360	0.94%	1.86%		0.94%	21.30%

10.60%		$613,030	0.87%(g)	0.30%		0.87%	5.09%
(0.33)%		$41,521	3.31%(h)	(1.91)%		3.33%	370.28%
(15.92)%		$102,208	2.94%(i)	(1.66)%		2.94%	265.99%
9.30%		$105,053	3.10%(k)	(1.23)%		3.10%	193.58%

Sterling Capital Funds
Financial Highlights, Institutional Shares

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net investment income (loss)(a)	Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Total Distributions	Redemption Fees
Sterling Capital Behavioral International Equity Fund
Six Months Ended March 31, 2017 (Unaudited)	$ 9.69	0.10	0.70	0.80	(0.17)	—	(0.17)	—
Year Ended September 30, 2016	$ 9.24	0.23	0.44	0.67	(0.22)	—	(0.22)	—
November 30, 2014 to September 30, 2015(d)	$10.00	0.24	(0.97)	(0.73)	(0.03)	—	(0.03)	—
Sterling Capital SMID Opportunities Fund(e)
October 3, 2016 to March 31, 2017 (Unaudited)(d)	$10.00	0.01	1.23	1.24	(0.01)	—	(0.01)	—
Sterling Capital Stratton Mid Cap Value Fund(e)
Six Months Ended March 31, 2017 (Unaudited)	$55.97	0.05	5.83	5.88	(0.08)	(0.27)	(0.35)	—
Period Ended September 30, 2016	$52.55	0.07	3.35	3.42	—	—	—	—
Year Ended December 31, 2015	$55.50	0.15	(1.17)	(1.02)	(0.15)	(1.78)	(1.93)	—	(f)
Year Ended December 31, 2014	$51.63	0.02	3.85	3.87	(0.02)	—	(0.02)	0.02
Year Ended December 31, 2013	$37.47	(0.01)	14.17	14.16	—	—	—	—	(f)
Year Ended December 31, 2012	$32.65	0.19	4.84	5.03	(0.21)	—	(0.21)	—	(f)
Sterling Capital Stratton Real Estate Fund(e)
Six Months Ended March 31, 2017 (Unaudited)	$39.74	0.28	(1.13)	(0.85)	(0.77)	(1.66)	(2.43)	—
Period Ended September 30, 2016	$36.01	0.61	3.62	4.23	(0.50)	—	(0.50)	—
Year Ended December 31, 2015	$36.44	0.66	(0.04)	0.62	(0.59)	(0.47)	(1.06)	0.01
Year Ended December 31, 2014	$29.86	0.62	8.47	9.09	(0.62)	(1.89)	(2.51)	—	(f)
Year Ended December 31, 2013	$29.98	0.49	0.21	0.70	(0.15)	(0.67)	(0.82)	—	(f)
Year Ended December 31, 2012	$26.98	0.44	4.50	4.94	(0.38)	(1.56)	(1.94)	—	(f)
Sterling Capital Stratton Small Cap Value Fund(e)
Six Months Ended March 31, 2017 (Unaudited)	$78.46	0.04	9.24	9.28	(0.14)	(4.10)	(4.24)	—	(f)
Period Ended September 30, 2016	$69.89	0.10	8.47	8.57	—	—	—	—
Year Ended December 31, 2015	$74.05	0.07	(3.15)	(3.08)	(0.08)	(1.00)	(1.08)	—	(f)
Year Ended December 31, 2014	$73.31	0.02	2.21	2.23	(0.02)	(1.48)	(1.50)	0.01
Year Ended December 31, 2013	$55.38	(0.01)	21.47	21.46	—	(3.53)	(3.53)	—	(f)
Year Ended December 31, 2012	$49.79	0.07	7.39	7.46	(0.08)	(1.79)	(1.87)	—	(f)
Sterling Capital Ultra Short Bond Fund
Six Months Ended March 31, 2017 (Unaudited)	$ 9.81	0.05	— (f)	0.05	(0.08)	—	(0.08)	—
Year Ended September 30, 2016	$ 9.86	0.09	0.03	0.12	(0.17)	—	(0.17)	—
Year Ended September 30, 2015	$ 9.94	0.07	(0.03)	0.04	(0.12)	—	(0.12)	—
Year Ended September 30, 2014	$ 9.98	0.08	(0.03)	0.05	(0.09)	—	(0.09)	—
November 30, 2012 to September 30, 2013(d)	$10.00	0.05	(0.01)	0.04	(0.06)	—	(0.06)	—

*	During the periods certain fees were waived (See Note 5 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Period from commencement of operations.
(e)

Each of the Stratton Mid Cap Value Fund, the Stratton Real Estate Fund, and the Stratton Small Cap Value Fund (collectively, the “Predecessor Funds”) transferred its assets and liabilities to, Sterling Capital Stratton Mid Cap Value Fund, Sterling Capital Stratton Real Estate Fund and Sterling Capital Stratton Small Cap Value Fund, respectively (collectively, the “Fund Mergers”) at the close of business on November 13, 2015. Because the Funds had no investment operations prior to the closing of the Fund Mergers, and based on the similarity of the Funds to the Predecessor Funds, each Predecessor Fund is treated as the survivor of the relevant Fund Merger for accounting and performance reporting purposes.

(f)	Amount is less than $0.005.

See accompanying Notes to the Financial Statements.

		Ratios/Supplementary Data
Net Asset Value, End of Period	Total Return (b)	Net Assets, End of Period (000)	Ratio of net expenses to average net assets (c)	Ratio of net investment income (loss) to average net assets (c)	Ratio of expenses to average net assets*(c)	Portfolio turnover rate**(b)

$10.32	8.34%	$ 73,567	0.67%	1.97%	1.01%	51.25%
$ 9.69	7.30%	$ 69,954	0.80%	2.48%	1.16%	125.35%
$ 9.24	(7.36)%	$ 18,592	1.03%	2.82%	1.18%	133.50%

$11.23	12.44%	$ 3,901	0.79%	0.18%	1.06%	19.46%

$61.50	10.53%	$ 63,809	0.92%	0.18%	0.93%	5.65%
$55.97	6.51%	$ 63,513	0.95%	0.18%	0.97%	11.16%
$52.55	(1.75)%	$ 64,364	1.04%	0.26%	1.04%	19.28%
$55.50	7.54%	$ 74,637	1.05%	0.03%	1.05%	55.45%
$51.63	37.79%	$ 67,937	1.16%	(0.02)%	1.16%	24.21%
$37.47	15.40%	$ 52,697	1.21%	0.54%	1.21%	63.11%

$36.46	(1.72)%	$ 93,250	0.80%	1.54%	0.82%	3.27%
$39.74	11.73%	$ 104,688	0.83%	2.13%	0.85%	18.43%
$36.01	1.85%	$ 96,198	0.89%	1.82%	0.89%	15.47%
$36.44	30.69%	$ 93,984	0.96%	1.81%	0.96%	14.20%
$29.86	2.35%	$ 78,589	0.97%	1.55%	0.97%	17.75%
$29.98	18.61%	$ 84,081	1.01%	1.47%	1.01%	27.62%

$83.50	11.77%	$1,265,629	1.07%	0.09%	1.07%	4.27%
$78.46	12.26%	$1,213,344	1.08%	0.20%	1.08%	3.42%
$69.89	(4.14)%	$1,156,577	1.11%	0.10%	1.11%	6.33%
$74.05	3.09%	$1,413,694	1.11%	0.03%	1.11%	11.15%
$73.31	39.24%	$1,161,329	1.15%	(0.02)%	1.15%	9.18%
$55.38	15.10%	$ 829,725	1.19%	0.12%	1.19%	11.02%

$ 9.78	0.46%	$ 36,028	0.42%	0.99%	0.52%	35.85%
$ 9.81	1.24%	$ 54,183	0.45%	0.90%	0.54%	43.02%
$ 9.86	0.40%	$ 35,384	0.53%	0.66%	0.55%	66.19%
$ 9.94	0.46%	$ 47,197	0.48%	0.76%	0.48%	79.98%
$ 9.98	0.35%	$ 40,625	0.48%	0.65%	0.48%	55.18%

Sterling Capital Funds
Financial Highlights, Institutional Shares

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net investment income(a)	Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Return of capital	Total Distributions
Sterling Capital Short Duration Bond Fund
Six Months Ended March 31, 2017 (Unaudited)	$ 8.81	0.05	(0.04)	0.01	(0.11)	—	—	(0.11)
Year Ended September 30, 2016	$ 8.86	0.12	0.07	0.19	(0.24)	—	—	(0.24)
Year Ended September 30, 2015	$ 9.07	0.13	(0.06)	0.07	(0.28)	—	—	(0.28)
Year Ended September 30, 2014	$ 9.24	0.16	(0.03)	0.13	(0.30)	—	—	(0.30)
Year Ended September 30, 2013	$ 9.47	0.19	(0.10)	0.09	(0.32)	—	—	(0.32)
Year Ended September 30, 2012	$ 9.36	0.22	0.24	0.46	(0.35)	—	—	(0.35)
Sterling Capital Intermediate U.S. Government Fund
Six Months Ended March 31, 2017 (Unaudited)	$10.25	0.08	(0.28)	(0.20)	(0.11)	—	—	(0.11)
Year Ended September 30, 2016	$10.19	0.15	0.12	0.27	(0.21)	—	—	(0.21)
Year Ended September 30, 2015	$10.21	0.16	0.04	0.20	(0.22)	—	—	(0.22)
Year Ended September 30, 2014	$10.30	0.17	0.09	0.26	(0.35)	—	—	(0.35)
Year Ended September 30, 2013	$10.87	0.19	(0.44)	(0.25)	(0.32)	—	—	(0.32)
Year Ended September 30, 2012	$10.80	0.23	0.16	0.39	(0.32)	—	—	(0.32)
Sterling Capital Total Return Bond Fund
Six Months Ended March 31, 2017 (Unaudited)	$10.82	0.13	(0.30)	(0.17)	(0.17)	—	—	(0.17)
Year Ended September 30, 2016	$10.54	0.28	0.35	0.63	(0.35)	—	—	(0.35)
Year Ended September 30, 2015	$10.67	0.31	(0.07)	0.24	(0.37)	—	—	(0.37)
Year Ended September 30, 2014	$10.53	0.34	0.21	0.55	(0.40)	(0.01)	—	(0.41)
Year Ended September 30, 2013	$11.16	0.32	(0.46)	(0.14)	(0.41)	(0.08)	—	(0.49)
Year Ended September 30, 2012	$11.06	0.32	0.46	0.78	(0.41)	(0.27)	—	(0.68)
Sterling Capital Corporate Fund
Six Months Ended March 31, 2017 (Unaudited)	$10.36	0.16	(0.17)	(0.01)	(0.16)	(0.04)	—	(0.20)
Year Ended September 30, 2016	$10.10	0.31	0.26	0.57	(0.31)	—	—	(0.31)
Year Ended September 30, 2015	$10.25	0.32	(0.14)	0.18	(0.31)	(0.01)	(0.01)	(0.33)
Year Ended September 30, 2014	$10.15	0.34	0.20	0.54	(0.34)	(0.10)	—	(0.44)
Year Ended September 30, 2013	$10.70	0.37	(0.44)	(0.07)	(0.37)	(0.11)	—	(0.48)
Year Ended September 30, 2012	$ 9.94	0.36	0.77	1.13	(0.36)	(0.01)	—	(0.37)
Sterling Capital Securitized Opportunities Fund
Six Months Ended March 31, 2017 (Unaudited)	$10.10	0.11	(0.19)	(0.08)	(0.13)	—	—	(0.13)
Year Ended September 30, 2016	$ 9.98	0.22	0.16	0.38	(0.26)	—	—	(0.26)
Year Ended September 30, 2015	$ 9.91	0.23	0.12	0.35	(0.28)	—	—	(0.28)
Year Ended September 30, 2014	$ 9.85	0.25	0.11	0.36	(0.30)	—	—	(0.30)
Year Ended September 30, 2013	$10.29	0.24	(0.34)	(0.10)	(0.34)	—	—	(0.34)
Year Ended September 30, 2012	$10.11	0.26	0.30	0.56	(0.37)	(0.01)	—	(0.38)
Sterling Capital Kentucky Intermediate Tax-Free Fund
Six Months Ended March 31, 2017 (Unaudited)	$10.63	0.11	(0.32)	(0.21)	(0.11)	(0.14)	—	(0.25)
Year Ended September 30, 2016	$10.61	0.27	0.14	0.41	(0.26)	(0.13)	—	(0.39)
Year Ended September 30, 2015	$10.84	0.28	(0.05)	0.23	(0.28)	(0.18)	—	(0.46)
Year Ended September 30, 2014	$10.65	0.29	0.19	0.48	(0.29)	—	—	(0.29)
Year Ended September 30, 2013	$11.15	0.27	(0.44)	(0.17)	(0.27)	(0.06)	—	(0.33)
Year Ended September 30, 2012	$10.79	0.29	0.39	0.68	(0.29)	(0.03)	—	(0.32)
Sterling Capital Maryland Intermediate Tax-Free Fund
Six Months Ended March 31, 2017 (Unaudited)	$11.33	0.11	(0.32)	(0.21)	(0.11)	(0.08)	—	(0.19)
Year Ended September 30, 2016	$11.19	0.23	0.21	0.44	(0.23)	(0.07)	—	(0.30)
Year Ended September 30, 2015	$11.25	0.23	— (d)	0.23	(0.23)	(0.06)	—	(0.29)
Year Ended September 30, 2014	$10.97	0.22	0.28	0.50	(0.22)	—	—	(0.22)
Year Ended September 30, 2013	$11.58	0.22	(0.46)	(0.24)	(0.22)	(0.15)	—	(0.37)
Year Ended September 30, 2012	$11.25	0.26	0.41	0.67	(0.26)	(0.08)	—	(0.34)

*	During the periods certain fees were waived (See Note 5 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Amount is less than $0.005.

See accompanying Notes to the Financial Statements.

		Ratios/Supplementary Data
Net Asset Value, End of Period	Total Return (b)	Net Assets, End of Period (000)	Ratio of net expenses to average net assets (c)	Ratio of net investment income to average net assets (c)	Ratio of expenses to average net assets*(c)	Portfolio turnover rate**(b)

$ 8.71	0.16%	$ 74,967	0.46%	1.24%	0.56%	43.65%
$ 8.81	2.24%	$ 77,374	0.49%	1.34%	0.56%	54.68%
$ 8.86	0.82%	$ 78,390	0.55%	1.41%	0.57%	55.74%
$ 9.07	1.38%	$ 81,206	0.52%	1.72%	0.55%	56.10%
$ 9.24	0.98%	$ 62,115	0.52%	2.08%	0.56%	56.09%
$ 9.47	4.94%	$ 47,235	0.56%	2.30%	0.58%	85.13%

$ 9.94	(1.95)%	$ 18,493	0.63%	1.69%	0.71%	18.52%
$10.25	2.63%	$ 18,871	0.61%	1.48%	0.72%	49.39%
$10.19	1.98%	$ 21,648	0.67%	1.56%	0.73%	62.02%
$10.21	2.58%	$ 23,119	0.68%	1.66%	0.68%	35.74%
$10.30	(2.30)%	$ 46,686	0.68%	1.76%	0.68%	66.16%
$10.87	3.67%	$ 77,460	0.72%	2.12%	0.77%	71.68%

$10.48	(1.61)%	$830,823	0.47%	2.42%	0.57%	35.95%
$10.82	6.10%	$709,103	0.49%	2.67%	0.59%	65.47%
$10.54	2.29%	$612,927	0.48%	2.88%	0.58%	41.37%
$10.67	5.29%	$433,198	0.56%	3.15%	0.58%	75.21%
$10.53	(1.26)%	$436,641	0.57%	2.93%	0.59%	149.09%
$11.16	7.39%	$514,368	0.62%	2.90%	0.66%	110.82%

$10.15	(0.11)%	$ 29,877	0.66%	3.14%	0.66%	35.10%
$10.36	5.70%	$ 31,755	0.64%	3.02%	0.64%	83.88%
$10.10	1.76%	$ 63,992	0.63%	3.12%	0.63%	33.94%
$10.25	5.42%	$ 50,353	0.60%	3.30%	0.60%	105.03%
$10.15	(0.65)%	$ 85,609	0.51%	3.54%	0.59%	99.48%
$10.70	11.54%	$ 92,946	0.34%	3.52%	0.59%	73.74%

$ 9.89	(0.76)%	$ 41,652	0.61%	2.20%	0.65%	20.11%
$10.10	3.86%	$ 46,364	0.61%	2.16%	0.65%	43.63%
$ 9.98	3.54%	$ 46,249	0.59%	2.28%	0.63%	19.85%
$ 9.91	3.75%	$ 36,624	0.61%	2.50%	0.63%	98.34%
$ 9.85	(0.97)%	$ 58,503	0.51%	2.33%	0.62%	193.21%
$10.29	5.61%	$ 88,523	0.34%	2.54%	0.59%	113.69%

$10.17	(1.95)%	$ 8,315	0.69%	2.24%	0.76%	13.16%
$10.63	3.95%	$ 8,580	0.66%	2.50%	0.77%	16.44%
$10.61	2.15%	$ 9,533	0.70%	2.62%	0.79%	17.34%
$10.84	4.57%	$ 10,532	0.72%	2.72%	0.72%	11.13%
$10.65	(1.59)%	$ 11,859	0.71%	2.47%	0.71%	22.05%
$11.15	6.39%	$ 14,546	0.70%	2.68%	0.72%	16.52%

$10.93	(1.82)%	$ 21,075	0.62%	2.09%	0.69%	5.50%
$11.33	3.97%	$ 24,621	0.61%	2.00%	0.71%	14.36%
$11.19	2.05%	$ 28,968	0.65%	2.07%	0.71%	18.38%
$11.25	4.61%	$ 30,519	0.69%	1.99%	0.69%	19.90%
$10.97	(2.14)%	$ 34,574	0.70%	1.94%	0.70%	70.60%
$11.58	6.05%	$ 33,974	0.70%	2.31%	0.72%	34.94%

Sterling Capital Funds
Financial Highlights, Institutional Shares

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net investment income(a)	Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Total Distributions
Sterling Capital North Carolina Intermediate Tax-Free Fund
Six Months Ended March 31, 2017 (Unaudited)	$11.08	0.12	(0.35)	(0.23)	(0.12)	(0.04)	(0.16)
Year Ended September 30, 2016	$10.97	0.26	0.17	0.43	(0.26)	(0.06)	(0.32)
Year Ended September 30, 2015	$10.98	0.27	0.01	0.28	(0.27)	(0.02)	(0.29)
Year Ended September 30, 2014	$10.74	0.27	0.24	0.51	(0.27)	—	(0.27)
Year Ended September 30, 2013	$11.36	0.28	(0.54)	(0.26)	(0.28)	(0.08)	(0.36)
Year Ended September 30, 2012	$11.02	0.30	0.40	0.70	(0.29)	(0.07)	(0.36)
Sterling Capital South Carolina Intermediate Tax-Free Fund
Six Months Ended March 31, 2017 (Unaudited)	$11.22	0.11	(0.32)	(0.21)	(0.11)	— (d)	(0.11)
Year Ended September 30, 2016	$11.06	0.23	0.20	0.43	(0.23)	(0.04)	(0.27)
Year Ended September 30, 2015	$11.07	0.24	0.01	0.25	(0.24)	(0.02)	(0.26)
Year Ended September 30, 2014	$10.78	0.25	0.29	0.54	(0.25)	—	(0.25)
Year Ended September 30, 2013	$11.28	0.24	(0.42)	(0.18)	(0.24)	(0.08)	(0.32)
Year Ended September 30, 2012	$10.90	0.27	0.45	0.72	(0.27)	(0.07)	(0.34)
Sterling Capital Virginia Intermediate Tax-Free Fund
Six Months Ended March 31, 2017 (Unaudited)	$12.13	0.13	(0.39)	(0.26)	(0.13)	(0.09)	(0.22)
Year Ended September 30, 2016	$11.98	0.27	0.19	0.46	(0.27)	(0.04)	(0.31)
Year Ended September 30, 2015	$12.06	0.28	(0.01)	0.27	(0.28)	(0.07)	(0.35)
Year Ended September 30, 2014	$11.79	0.27	0.27	0.54	(0.27)	—	(0.27)
Year Ended September 30, 2013	$12.44	0.27	(0.55)	(0.28)	(0.27)	(0.10)	(0.37)
Year Ended September 30, 2012	$12.12	0.31	0.39	0.70	(0.31)	(0.07)	(0.38)
Sterling Capital West Virginia Intermediate Tax-Free Fund
Six Months Ended March 31, 2017 (Unaudited)	$10.28	0.12	(0.28)	(0.16)	(0.12)	(0.05)	(0.17)
Year Ended September 30, 2016	$10.15	0.24	0.17	0.41	(0.23)	(0.05)	(0.28)
Year Ended September 30, 2015	$10.17	0.24	0.01	0.25	(0.24)	(0.03)	(0.27)
Year Ended September 30, 2014	$9.92	0.24	0.25	0.49	(0.24)	—	(0.24)
Year Ended September 30, 2013	$10.52	0.24	(0.48)	(0.24)	(0.24)	(0.12)	(0.36)
Year Ended September 30, 2012	$10.17	0.29	0.39	0.68	(0.29)	(0.04)	(0.33)
Sterling Capital Diversified Income Fund(e)
Six Months Ended March 31, 2017 (Unaudited)	$10.94	0.23	(0.08)	0.15	(0.23)	—	(0.23)
Year Ended September 30, 2016	$10.32	0.36	0.66	1.02	(0.40)	—	(0.40)
Year Ended September 30, 2015	$10.71	0.46	(0.58)	(0.12)	(0.27)	—	(0.27)
Year Ended September 30, 2014	$10.05	0.24	0.68	0.92	(0.26)	—	(0.26)
Year Ended September 30, 2013	$9.79	0.24	0.28	0.52	(0.26)	—	(0.26)
Year Ended September 30, 2012	$8.83	0.22	0.96	1.18	(0.22)	—	(0.22)
Sterling Capital Strategic Allocation Balanced Fund(e)
Six Months Ended March 31, 2017 (Unaudited)	$10.90	0.13	0.34	0.47	(0.12)	—	(0.12)
Year Ended September 30, 2016	$10.39	0.20	0.54	0.74	(0.23)	—	(0.23)
Year Ended September 30, 2015	$10.73	0.16	(0.32)	(0.16)	(0.18)	—	(0.18)
Year Ended September 30, 2014	$9.83	0.19	0.92	1.11	(0.21)	—	(0.21)
Year Ended September 30, 2013	$9.18	0.18	0.66	0.84	(0.19)	—	(0.19)
Year Ended September 30, 2012	$8.00	0.17	1.18	1.35	(0.17)	—	(0.17)
Sterling Capital Strategic Allocation Growth Fund(e)
Six Months Ended March 31, 2017 (Unaudited)	$10.56	0.11	0.51	0.62	(0.11)	—	(0.11)
Year Ended September 30, 2016	$10.01	0.14	0.61	0.75	(0.20)	—	(0.20)
Year Ended September 30, 2015	$10.41	0.11	(0.38)	(0.27)	(0.13)	—	(0.13)
Year Ended September 30, 2014	$9.37	0.15	1.05	1.20	(0.16)	—	(0.16)
Year Ended September 30, 2013	$8.48	0.13	0.90	1.03	(0.14)	—	(0.14)
Year Ended September 30, 2012	$7.21	0.12	1.27	1.39	(0.12)	—	(0.12)

*	During the periods certain fees were waived (See Note 5 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(a)	Per share net investment income has been calculated using the average daily shares method. (b) Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Less than (0.01) per share.
(e)	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

See accompanying Notes to the Financial Statements.

		Ratios/Supplementary Data

Net Asset Value, End of Period	Total Return (b)	Net Assets, End of Period (000)	Ratio of net expenses to average net assets (c)	Ratio of net investment income to average net assets (c)	Ratio of expenses to average net assets*(c)	Portfolio turnover rate**(b)

$10.69	(2.06)%	$150,203	0.55%	2.31%	0.61%	17.58%
$11.08	3.94%	$157,284	0.55%	2.33%	0.65%	10.05%
$10.97	2.53%	$147,048	0.59%	2.44%	0.66%	16.80%
$10.98	4.81%	$151,267	0.66%	2.50%	0.66%	11.67%
$10.74	(2.38)%	$159,039	0.67%	2.49%	0.67%	22.38%
$11.36	6.51%	$190,055	0.67%	2.64%	0.67%	19.76%

$10.90	(1.85)%	$70,483	0.56%	2.03%	0.63%	26.46%
$11.22	3.87%	$72,722	0.57%	2.03%	0.67%	2.69%
$11.06	2.27%	$58,132	0.61%	2.17%	0.68%	12.53%
$11.07	5.03%	$49,157	0.68%	2.27%	0.68%	15.51%
$10.78	(1.62)%	$49,340	0.69%	2.17%	0.69%	35.38%
$11.28	6.68%	$52,526	0.70%	2.41%	0.70%	26.49%

$11.65	(2.17)%	$77,184	0.56%	2.15%	0.63%	18.66%
$12.13	3.91%	$83,965	0.56%	2.23%	0.66%	16.18%
$11.98	2.24%	$78,506	0.60%	2.33%	0.67%	16.01%
$12.06	4.65%	$79,895	0.66%	2.29%	0.66%	20.48%
$11.79	(2.28)%	$81,703	0.68%	2.23%	0.68%	40.00%
$12.44	5.87%	$91,770	0.68%	2.50%	0.68%	21.63%

$9.95	(1.64)%	$62,446	0.56%	2.32%	0.63%	10.11%
$10.28	4.18%	$64,199	0.57%	2.30%	0.67%	11.31%
$10.15	2.44%	$66,716	0.60%	2.37%	0.67%	10.34%
$10.17	4.98%	$70,273	0.66%	2.39%	0.66%	21.09%
$9.92	(2.30)%	$68,936	0.68%	2.38%	0.68%	22.18%
$10.52	6.85%	$85,125	0.68%	2.85%	0.68%	26.70%

$10.86	1.39%	$12,334	0.51%	4.23%	0.51%	31.63%
$10.94	10.13%	$26,328	0.39%	3.43%	0.47%	67.18%
$10.32	(1.23)%	$27,896	0.20%	4.29%	0.45%	126.46%
$10.71	9.19%	$2,300	0.20%	2.32%	0.45%	8.67%
$10.05	5.35%	$3,153	0.29%	2.42%	0.44%	60.51%
$9.79	13.47%	$3,346	0.44%	2.33%	0.44%	7.99%

$11.25	4.37%	$131	0.16%	2.31%	0.42%	0.36%
$10.90	7.24%	$80	0.16%	1.89%	0.40%	5.19%
$10.39	(1.57)%	$106	0.15%	1.43%	0.40%	49.24%
$10.73	11.36%	$244	0.14%	1.87%	0.39%	5.70%
$9.83	9.28%	$321	0.26%	1.85%	0.39%	81.00%
$9.18	16.94%	$474	0.42%	1.98%	0.42%	17.65%

$11.07	5.89%	$676	0.19%	1.99%	0.44%	1.44%
$10.56	7.58%	$725	0.18%	1.35%	0.43%	5.95%
$10.01	(2.67)%	$1,516	0.17%	1.00%	0.42%	58.40%
$10.41	12.89%	$872	0.16%	1.46%	0.41%	8.60%
$9.37	12.27%	$1,007	0.28%	1.46%	0.42%	96.94%
$8.48	19.40%	$936	0.43%	1.54%	0.43%	20.21%

Sterling Capital Funds
Financial Highlights, Class R Shares

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities			Distributions

Net Asset Value, Beginning of Year		Net investment income (loss)(a)	Net realized/ unrealized gains (loss) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Total Distributions
Sterling Capital Mid Value Fund
Six Months Ended March 31, 2017 (Unaudited)	$16.25	(0.03)	2.31	2.28	—	(0.53)	(0.53)
Year Ended September 30, 2016	$17.59	(0.02)	2.02	2.00	—	(3.34)	(3.34)
Year Ended September 30, 2015	$18.93	0.02	(0.14)	(0.12)	(0.05)	(1.17)	(1.22)
Year Ended September 30, 2014	$18.47	— (e)	1.74	1.74	(0.08)	(1.20)	(1.28)
Year Ended September 30, 2013	$14.20	(0.18)	4.51	4.33	(0.06)	—	(0.06)
Year Ended September 30, 2012	$11.36	0.08	2.90	2.98	(0.14)	—	(0.14)
Sterling Capital Behavioral Small Cap Value Equity Fund
Six Months Ended March 31, 2017 (Unaudited)	$15.14	0.03	2.27	2.30	(0.07)	—	(0.07)
Year Ended September 30, 2016	$14.00	0.14	1.15	1.29	(0.14)	(0.01)	(0.15)
Year Ended September 30, 2015	$14.28	0.13	0.15	0.28	(0.12)	(0.44)	(0.56)
Year Ended September 30, 2014	$15.21	0.10	0.93	1.03	(0.09)	(1.87)	(1.96)
Year Ended September 30, 2013	$12.03	0.03	3.36	3.39	(0.06)	(0.15)	(0.21)
Year Ended September 30, 2012	$10.79	0.05	2.17	2.22	—	(0.98)	(0.98)
Sterling Capital Special Opportunities Fund
Six Months Ended March 31, 2017 (Unaudited)	$21.83	(0.02)	2.25	2.23	—	(0.41)	(0.41)
Year Ended September 30, 2016	$23.28	(0.05)	1.91	1.86	—	(3.31)	(3.31)
Year Ended September 30, 2015	$23.69	(0.11)	0.90	0.79	—	(1.20)	(1.20)
Year Ended September 30, 2014	$21.72	(0.09)	4.34	4.25	—	(2.28)	(2.28)
Year Ended September 30, 2013	$18.83	0.01 (f)	3.83	3.84	—	(0.95)	(0.95)
Year Ended September 30, 2012	$15.54	(0.04)	3.64	3.60	—	(0.31)	(0.31)
Sterling Capital Equity Income Fund
Six Months Ended March 31, 2017 (Unaudited)	$18.18	0.15	1.17	1.32	(0.19)	(0.02)	(0.21)
Year Ended September 30, 2016	$17.25	0.26	2.04	2.30	(0.27)	(1.10)	(1.37)
Year Ended September 30, 2015	$18.84	0.26	(1.06)	(0.80)	(0.28)	(0.51)	(0.79)
Year Ended September 30, 2014	$18.04	0.29	1.40	1.69	(0.26)	(0.63)	(0.89)
Year Ended September 30, 2013	$15.95	0.24	2.22	2.46	(0.21)	(0.16)	(0.37)
Year Ended September 30, 2012	$13.19	0.20	2.72	2.92	(0.16)	—	(0.16)
Sterling Capital Total Return Bond Fund
Six Months Ended March 31, 2017 (Unaudited)	$10.77	0.10	(0.30)	(0.20)	(0.14)	—	(0.14)
Year Ended September 30, 2016	$10.49	0.23	0.35	0.58	(0.30)	—	(0.30)
Year Ended September 30, 2015	$10.62	0.25	(0.06)	0.19	(0.32)	—	(0.32)
Year Ended September 30, 2014	$10.48	0.28	0.22	0.50	(0.35)	(0.01)	(0.36)
Year Ended September 30, 2013	$11.11	0.25	(0.45)	(0.20)	(0.35)	(0.08)	(0.43)
Year Ended September 30, 2012	$11.02	0.26	0.46	0.72	(0.36)	(0.27)	(0.63)

*	During the periods certain fees were waived (See Note 5 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Net Assets are below $1,000.
(e)	Amount is less than $0.005.
(f)

Net investment income per share reflects a special dividend, which amounted to $0.02 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been (0.05)% per share.

See accompanying Notes to the Financial Statements.

		Ratios/Supplementary Data
Net Asset Value, End of Year	Total Return (excludes sales charge)(b)	Net Assets, End of Year (000)		Ratio of net expenses to average net assets(c)	Ratio of net investment income loss to average net assets(c)		Ratio of expenses to average net assets*(c)	Portfolio turnover rate**(b)

$18.00	14.22%	$—	(d)	1.38%	(0.40)%		1.38%	13.45%
$16.25	12.82%	$—	(d)	1.43%	(0.12)%		1.43%	25.45%
$17.59	(0.89)%	$—	(d)	1.44%	0.08%		1.44%	30.61%
$18.93	9.68%	$—	(d)	1.39%	0.02%		1.39%	27.30%
$18.47	30.65%	$—	(d)	1.42%	(1.04)%		1.42%	34.03%
$14.20	26.17%	$—	(d)	1.44%	0.59%		1.44%	21.62%

$17.37	15.22%	$—	(d)	1.28%	0.32%		1.28%	55.20%
$15.14	9.22%	$—	(d)	1.38%	0.99%		1.38%	120.42%
$14.00	1.84%	$—	(d)	1.50%	0.89%		1.50%	101.99%
$14.28	7.01%	$—	(d)	1.45%	0.65%		1.45%	68.50%
$15.21	28.48%	$—	(d)	1.55%	0.24%		1.55%	176.62%
$12.03	21.49%	$—	(d)	1.57%	0.44%		1.59%	32.86%

$23.65	10.34%	$276		1.36%	(0.16)%		1.36%	5.09%
$21.83	8.34%	$191		1.42%	(0.25)%		1.48%	27.32%
$23.28	3.51%	$46		1.47%	(0.44)%		1.47%	26.98%
$23.69	21.36%	$26		1.46%	(0.41)%		1.46%	32.35%
$21.72	21.28%	$450		1.49%	0.04	%(f)	1.49%	53.76%
$18.83	23.41%	$357		1.54%	(0.25)%		1.54%	19.38%

$19.29	7.28%	$3,012		1.29%	1.64%		1.29%	6.34%
$18.18	14.18%	$1,921		1.46%	1.54%		1.46%	20.64%
$17.25	(4.40)%	$1,957		1.47%	1.40%		1.47%	27.53%
$18.84	9.52%	$1,811		1.45%	1.56%		1.45%	16.13%
$18.04	15.69%	$2,781		1.45%	1.40%		1.45%	30.56%
$15.95	22.19%	$1,454		1.44%	1.35%		1.44%	21.30%

$10.43	(1.86)%	$5		0.93%	1.95%		1.02%	35.95%
$10.77	5.59%	$5		0.99%	2.20%		1.07%	65.47%
$10.49	1.77%	$6		0.98%	2.39%		1.09%	41.37%
$10.62	4.81%	$6		1.04%	2.65%		1.04%	75.21%
$10.48	(1.83)%	$5		1.07%	2.34%		1.08%	149.09%
$11.11	6.79%	$6		1.12%	2.41%		1.16%	110.82%

Sterling Capital Funds
Notes to Financial Statements
March 31, 2017 (Unaudited)

1.	Organization:

Sterling Capital Funds (the “Trust”) commenced operations on October 5, 1992 and is registered under the Investment Company Act of 1940, as amended (“the 1940 Act”), as an open-end investment company established as a Massachusetts business trust.

The Trust offers shares of Sterling Capital Behavioral Large Cap Value Equity Fund, Sterling Capital Mid Value Fund, Sterling Capital Behavioral Small Cap Value Equity Fund, Sterling Capital Special Opportunities Fund, Sterling Capital Equity Income Fund, Sterling Capital Long/Short Equity Fund, Sterling Capital Behavioral International Equity Fund, Sterling Capital SMID Opportunities Fund, Sterling Capital Stratton Mid Cap Value Fund, Sterling Capital Stratton Real Estate Fund, Sterling Capital Stratton Small Cap Value Fund, Sterling Capital Ultra Short Bond Fund, Sterling Capital Short Duration Bond Fund, Sterling Capital Intermediate U.S. Government Fund, Sterling Capital Total Return Bond Fund, Sterling Capital Corporate Fund, Sterling Capital Securitized Opportunities Fund, Sterling Capital Kentucky Intermediate Tax-Free Fund, Sterling Capital Maryland Intermediate Tax-Free Fund, Sterling Capital North Carolina Intermediate Tax-Free Fund, Sterling Capital South Carolina Intermediate Tax-Free Fund, Sterling Capital Virginia Intermediate Tax-Free Fund, Sterling Capital West Virginia Intermediate Tax-Free Fund, Sterling Capital Diversified Income Fund, Sterling Capital Strategic Allocation Balanced Fund and Sterling Capital Strategic Allocation Growth Fund (referred to individually as a “Fund” and collectively as the “Funds”). Sterling Capital Kentucky Intermediate Tax-Free Fund, Sterling Capital Maryland Intermediate Tax-Free Fund, Sterling Capital North Carolina Intermediate Tax-Free Fund, Sterling Capital South Carolina Intermediate Tax-Free Fund, Sterling Capital Virginia Intermediate Tax-Free Fund and Sterling Capital West Virginia Intermediate Tax-Free Fund are referred to as the “Tax-Free Funds.” Sterling Capital Diversified Income Fund, Sterling Capital Strategic Allocation Balanced Fund and Sterling Capital Strategic Allocation Growth Fund are referred to as the “Funds of Funds.” The Funds, excluding the Funds of Funds, are referred to as the “Variable Net Asset Value Funds.” The Funds of Funds invest in underlying mutual funds as opposed to individual securities.

All Funds, other than the Tax-Free Funds, are “diversified” funds, as defined in the 1940 Act. The Tax-Free Funds are non-diversified funds, which means they may invest in the securities of a limited number of issuers.

By owning shares of underlying investment companies, each of the Funds of Funds invests, to varying degrees, in securities of U.S. and non-U.S. companies, including small and medium sized companies, and in debt securities. Funds of Funds with exposure to underlying equity funds may include funds that invest in real estate related securities. In addition, underlying investment companies may invest in derivatives and may engage in long/short equity strategies and in option writing strategies. The Funds of Funds except for Sterling Capital Diversified Income Fund currently invest only in other Funds that are part of the Sterling Capital Funds group of investment companies (not including cash sweep vehicles). Financial information for those Sterling Capital Funds is included in this report and also is available at www.sec.gov. Financial information for the other underlying Funds is available at www.sec.gov.

The Funds are authorized to issue an unlimited amount of shares. As of March 31, 2017, the Funds discussed herein offered up to five classes of shares: Class A Shares, Class B Shares, Class C Shares, Class R Shares and Institutional Shares. Class B Shares of the Funds are closed to new accounts and additional purchases by existing shareholders. Sterling Capital Corporate Fund and Sterling Capital Securitized Opportunities Fund converted Class S Shares into Institutional Shares effective February 1, 2013. Sterling Capital Mid Value Fund, Sterling Capital Behavioral Small Cap Value Equity Fund, Sterling Capital Special Opportunities Fund, Sterling Capital Equity Income Fund and Sterling Capital Total Return Bond Fund offer Class R Shares. Class B Shares automatically convert to Class A Shares after eight years. Class A Shares of the Variable Net Asset Value Funds and Funds of Funds, excluding Sterling Capital Ultra Short Bond Fund, Sterling Capital Short Duration Bond Fund, Sterling Capital Intermediate U.S. Government Fund, Sterling Capital Corporate Fund, Sterling Capital Securitized Opportunities Fund, and the Tax-Free Funds, have a maximum sales charge of 5.75% as a percentage of original purchase price. Class A Shares of Sterling Capital Ultra Short Bond Fund have a maximum sales charge of 0.50%, and Class A Shares of Sterling Capital Short Duration Bond Fund, Sterling Capital Intermediate U.S. Government Fund, Sterling Capital Corporate Fund, Sterling Capital Securitized Opportunities Fund, and the Tax-Free Funds have a maximum sales charge of 2.00% as a percentage of the original purchase price. Purchases of $1 million or more of Class A Shares are not subject to a front-end sales charge but will be subject to a Contingent Deferred Sales Charge (“CDSC”) of 1.00% of the purchase price if redeemed within two years after purchase for all Funds except the Tax-Free Funds, Sterling Capital Short Duration Bond Fund, Sterling Capital Intermediate U.S. Government Fund, Sterling Capital Corporate Fund and Sterling Capital Securitized Opportunities Fund. With respect to the Tax-Free Funds, Sterling Capital Short Duration Bond Fund, Sterling Capital Intermediate U.S. Government Fund, Sterling Capital Corporate Fund and Sterling Capital Securitized Opportunities Fund, sales of Class A shares over $500,000 are not

Sterling Capital Funds
Notes to Financial Statements — (continued)
March 31, 2017 (Unaudited)

subject to a sales load but will be subject to a CDSC of 0.50% of the purchase price if redeemed within 18 months of purchase. This charge is based on the lower of the price paid for the shares or their net asset value at the time of redemption. The Class B Shares of the Funds will be subject to a CDSC ranging from a maximum of 5.00% if redeemed less than one year after purchase to 0.00% if redeemed more than six years after purchase. Class C Shares of the Funds are offered without any front-end sales charge but will be subject to a maximum CDSC of 1.00% if redeemed less than one year after purchase.

Each class of shares has identical rights and privileges except with respect to the fees paid under the distribution plan, voting rights on matters affecting a single class of shares and the exchange privilege of each class of shares.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Funds may enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with United States generally accepted accounting principles (“U.S. GAAP”). The preparation of these financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the reporting period. Actual results could differ from those estimates.

Securities Valuation — Investments of the Sterling Capital Funds (the “Funds”) in securities traded on a national securities exchange or in the over-the-counter market are valued at the closing price on the principal exchange or market (including the NASDAQ Closing Price for securities traded on NASDAQ), typically 4:00 PM ET or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The Variable Net Asset Value Funds may also use an independent pricing service approved by the Board of Trustees (the “Board”) to value certain securities, including the use of electronic and matrix techniques. Investments in open-end investment companies, including underlying funds invested in by the Funds of Funds, are valued at their respective net asset values as reported by such companies. Investments in closed-end investment companies and exchange-traded funds are valued at their market values based upon the latest available sale price or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The differences between cost and fair value of investments are reflected as either unrealized appreciation or depreciation. Securities for which market quotations are not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price) will be fair valued in accordance with procedures established in good faith under the general supervision of the Board. At March 31, 2017, the Sterling Capital Equity Income Fund has written options valued by the Sterling Capital Funds’ Pricing Committee (the “Pricing Committee”) recorded at fair value of $4,500, and represent 0.00027% of net assets.

Fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Sterling Capital Behavioral International Equity Fund’s net asset value is calculated; such securities may be valued at fair value in accordance with procedures adopted by the Board.

Fair Value Measurements — The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described as follows:

● Level 1 – quoted prices in active markets for identical securities

● Level 2 – based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

● Level 3 – based on significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

Sterling Capital Funds
Notes to Financial Statements — (continued)
March 31, 2017 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the period ended March 31, 2017, there were no significant changes to the valuation policies and procedures.

The summary of inputs used to determine the fair value of each Fund’s investments as of March 31, 2017 is as follows:

	Level 1– Quoted Prices	Level 2– Other Significant Observable Inputs	Level 3– Significant Unobservable Inputs	Total
Assets:
Investments in Securities
Sterling Capital Behavioral Large Cap Value Equity Fund	$298,344,953(a)	$—	$—	$298,344,953
Sterling Capital Mid Value Fund	678,085,653(a)	—	—	678,085,653
Sterling Capital Behavioral Small Cap Value Equity Fund	212,267,299(a)	—	—	212,267,299
Sterling Capital Special Opportunities Fund	1,141,977,643(a)	—	—	1,141,977,643
Sterling Capital Equity Income Fund	1,651,299,333(a)		—	1,651,299,333
Sterling Capital Long/Short Equity Fund	31,444,928(a)	—	—	31,444,928
Sterling Capital Behavioral International Equity Fund	73,513,231(a)		—	73,513,231
Sterling Capital SMID Opportunities Fund	8,587,362(a)	—	—	8,587,362
Sterling Capital Stratton Mid Cap Value Fund	63,911,860(a)	—	—	63,911,860
Sterling Capital Stratton Real Estate Fund	93,699,755(a)	—	—	93,699,755
Sterling Capital Stratton Small Cap Value Fund	1,262,387,821(a)	—	—	1,262,387,821
Sterling Capital Ultra Short Bond Fund	201,721(b)	40,453,515(a)	—	40,655,236
Sterling Capital Short Duration Bond Fund	1,449,348(b)	81,581,862(a)	—	83,031,210
Sterling Capital Intermediate U.S. Government Fund	422,994(b)	25,342,752(a)	—	25,765,746
Sterling Capital Total Return Bond Fund	17,998,217(b)	888,430,036(a)	—	906,428,253
Sterling Capital Corporate Fund	845,491(b)	29,447,302(a)	—	30,292,793
Sterling Capital Securitized Opportunities Fund	553,370(b)	41,408,681(a)	—	41,962,051
Sterling Capital Kentucky Intermediate Tax-Free Fund	870,509(b)	11,812,758(a)	—	12,683,267
Sterling Capital Maryland Intermediate Tax-Free Fund	798,489(b)	26,679,187(a)	—	27,477,676
Sterling Capital North Carolina Intermediate Tax-Free Fund	1,780,707(b)	197,070,428(a)	—	198,851,135
Sterling Capital South Carolina Intermediate Tax-Free Fund	2,904,460(b)	87,245,001(a)	—	90,149,461
Sterling Capital Virginia Intermediate Tax-Free Fund	1,678,101(b)	105,362,569(a)	—	107,040,670
Sterling Capital West Virginia Intermediate Tax-Free Fund	1,115,487(b)	93,115,022(a)	—	94,230,509
Sterling Capital Diversified Income Fund	28,589,168(a)	—	—	28,589,168
Sterling Capital Strategic Allocation Balanced Fund	31,703,229(a)	—	—	31,703,229
Sterling Capital Strategic Allocation Growth Fund	23,017,150(a)	—	—	23,017,150

Liabilities:
Investments Sold Short
Sterling Capital Long/Short Equity Fund	$13,355,054(a)	—	—	$13,355,054
Other Financial Instruments- Written Options (Equity Risk)
Sterling Capital Special Opportunities Fund (c)	1,128,000	—	—	1,128,000
Sterling Capital Equity Income Fund (c)	122,375	$4,500	—	126,875
Sterling Capital Long/Short Equity Fund (c)	2,046	—	—	2,046

(a)	Industries, countries or security types are disclosed in the Schedules of Portfolio Investments.
(b)	Represents money market funds and/or certain preferred stocks.
(c)	Other financial instruments are written options shown at value.

During the six months ended March 31, 2017, Sterling Capital Behavioral International Equity Fund had foreign common stock that was transferred from Level 2 to Level 1 due to the application at September 30, 2016 of fair value procedures resulting from volatility in U.S. markets after the close of foreign markets. The beginning of period value of the securities that transferred from Level 2 to Level 1 during the period amounted to $42,875,147 or 59.52% of net assets as of September 30, 2016. The Funds’ policy is to recognize transfers in and transfers out as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the period ended March 31, 2017 for the remaining Funds.

Cash and Cash Equivalents — The Funds consider liquid assets deposited with a bank, and certain short term debt instruments with original maturities of three months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or investments. The Funds may invest their excess cash in the Federated Treasury Obligations Fund or a similar money market fund or other short-term investment.

Sterling Capital Funds
Notes to Financial Statements — (continued)
March 31, 2017 (Unaudited)

Credit Enhancements — Certain obligations held in the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements; and third party insurance (i.e., AMBAC).

Derivative Instruments Categorized by Risk Exposure — The Funds’ derivative contracts held at March 31, 2017, are not accounted for as hedging instruments under U.S. GAAP. The following is a summary of the location of the derivative instruments held by the Funds on the Statements of Assets and Liabilities and the category of primary risk exposure as of March 31, 2017:

Fair Values of Derivative Instruments	Statements of Assets and Liabilities Location	Sterling Capital Special Opportunities Fund	Sterling Capital Equity Income Fund	Sterling Capital Long/Short Equity Fund
Liabilities
Equity contracts	Call options written	$1,128,000	$126,875	$2,046

The effect of derivative financial instruments on the Statements of Operations for the period ended March 31, 2017:

Net Realized Gain (Loss)	Sterling Capital Special Opportunities Fund	Sterling Capital Equity Income Fund	Sterling Capital Long/Short Equity Fund
Options (equity contracts)*	$831,115	$725,281	$(336,271)
* Purchased options gain/loss are included in realized gain (loss) on investments.
Net Change in Unrealized Appreciation (Depreciation)	Sterling Capital Special Opportunities Fund	Sterling Capital Equity Income Fund	Sterling Capital Long/Short Equity Fund
Written options (equity contracts)	$(401,954)	$244,788	$116
For the period ended March 31, 2017, the average quarterly balance of derivative financial instruments were as follows:
	Sterling Capital Special Opportunities Fund	Sterling Capital Equity Income Fund	Sterling Capital Long/Short Equity Fund
Options (Equity Risk)
Average number of written option contracts	2,100	3,378	128
Average premium of written option contracts	$236,990	$467,939	$14,937
Average number of purchased option contracts	—	—	353
Average premium of purchased option contracts	$ —	$ —	$43,431

Distributions to Shareholders — Dividends from net investment income are declared daily and paid monthly for Sterling Capital Ultra Short Bond Fund, Sterling Capital Short Duration Bond Fund, Sterling Capital Intermediate U.S. Government Fund, Sterling Capital Total Return Bond Fund, Sterling Capital Corporate Bond Fund, Sterling Capital Securitized Opportunities Fund, and the Tax-Free Funds. Dividends from net investment income are declared and paid monthly for Sterling Capital Diversified Income Fund. Dividends from net investment income are declared and paid quarterly for Sterling Capital Stratton Mid Cap Value Fund, Sterling Capital Stratton Real Estate Fund, Sterling Capital Stratton Small Cap Value Fund, Sterling Capital Behavioral Large Cap Value Equity Fund, Sterling Capital Mid Value Fund, Sterling Capital Behavioral Small Cap Value Equity Fund, Sterling Capital Special Opportunities Fund, Sterling Capital Equity Income Fund, Sterling Capital SMID Opportunities Fund, Sterling Capital Strategic Allocation Balanced Fund, and Sterling Capital Strategic Allocation Growth Fund if the annualized yield of the distribution exceeds an amount determined annually by the Board. Dividends from net investment income for Sterling Capital Long/Short Equity Fund and Sterling Capital Behavioral International Equity Fund are declared and paid annually. Distributable net realized gains, if any, are declared and distributed at least annually. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Sterling Capital Funds
Notes to Financial Statements — (continued)
March 31, 2017 (Unaudited)

Expenses and Allocation Methodology — Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionately among all Funds daily in relation to the net assets of each Fund or on another reasonable basis. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees. Income and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets or another appropriate basis.

Foreign Currency Translation — The accounting records of the Sterling Capital Behavioral International Equity Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the latest foreign exchange bid quotation (from an approved pricing vendor) to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, income and expenses are translated at the prevailing rate of exchange, on the respective dates of such transactions. The Sterling Capital Behavioral International Equity Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

Forward Foreign Currency Exchange Contracts — The Sterling Capital Behavioral International Equity Fund, the Sterling Capital Long/Short Equity Fund, the Sterling Capital Ultra Short Bond Fund, the Sterling Capital Short Duration Bond Fund, the Sterling Capital Total Return Bond Fund and the Sterling Capital Corporate Fund may enter into forward foreign currency exchange contracts (foreign currency exchange risk) in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of Funds securities denominated in a particular currency. A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. The Funds can be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Funds’ maximum amount of loss, as either the buyer or seller, is the unrealized gain of the contract. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. When the contract is closed, the Funds record a realized gain (loss) equal to the difference between the value at the time it was opened and the value at the time it was closed.

Mortgage Dollar Rolls — The Variable Net Asset Value Funds may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date at an agreed-upon price. The market value of the securities that a Fund is required to purchase may decline below the agreed upon repurchase price of those securities. Pools of mortgages collateralizing those securities may have different prepayment histories than those sold. During the period between the sale and repurchase, a Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional instruments for a Fund, and the income from these investments will generate income for a Fund. If such income does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of a Fund compared with what the performance would have been without the use of dollar rolls. The Funds account for mortgage dollar roll transactions as purchases and sales. The Funds did not hold any mortgage dollar rolls during the period.

Offering Costs — Offering costs are amortized on a straight-line basis over one year from each Fund’s respective commencement of operations. In the event that any of the initial shares are redeemed during the period of amortization of a Fund’s offering costs, the redemption proceeds will be reduced by any such unamortized offering costs in the same proportion as the number of shares being redeemed bears to the number of those shares outstanding at the time of redemption.

Options Contracts — Sterling Capital Special Opportunities Fund, Sterling Capital Equity Income Fund, and Sterling Capital Long/Short Equity Fund write (sell) “covered” call options on securities and purchase options on securities to close out options previously written by them. Sterling Capital Long/Short Equity Fund purchases put options, which gives a Fund the right to sell a specified amount of an underlying security at a specified price within a specified time. These transactions

Sterling Capital Funds
Notes to Financial Statements — (continued)
March 31, 2017 (Unaudited)

are entered into to hedge against changes in security prices (equity risk) or for the purposes of earning additional income (i.e., speculation). Sterling Capital Diversified Income Fund may invest in underlying funds that engage in options writing strategies (including cash-secured put writing and covered call writing).

The risk associated with purchasing an option is that a Fund pays a premium whether or not the option is exercised. Additionally, the Funds bear the risk of loss of the premium and change in value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as other securities owned. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

In writing an option, a Fund contracts with a specified counterparty to purchase (put option written) or sell (call option written) a specified quantity (notional amount) of an underlying asset at a specified price during a specified period upon demand of the counterparty. The risk associated with writing an option is that the Funds bear the market risk of an unfavorable change in the price of an underlying asset and are required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current value. The Funds execute transactions in both listed and over-the-counter options. When purchasing over-the-counter options, a Fund bears the risk of economic loss from counterparty default, equal to the market value of the option. Listed options involve minimal counterparty risk since the listed options are guaranteed against default by the exchange on which they trade. Transactions in over-the-counter options expose the Funds to the risk of default by the counterparty to the transaction. In the event of default by the counterparty to the over-the-counter transaction, the Funds’ maximum amount of loss is the premium paid (as the purchaser) or the unrealized depreciation of the contract (as the writer).

Sterling Capital Special Opportunities Fund, Sterling Capital Equity Income Fund and Sterling Capital Long/Short Equity Fund invested in written options to economically hedge the downside exposure by collecting a premium when sold against the equity holding. Details of written option activity for the period ended March 31, 2017 are as follows:

	Sterling Capital Special Opportunities Fund		Sterling Capital Equity Income Fund		Sterling Capital Long/Short Equity Fund
Covered Options	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received
Balance at beginning of period	2,400	$636,916	2,830	$313,091	71	$11,518
Options written	4,900	579,027	7,225	915,052	879	76,773
Options closed	(1,500)	(410,067)	(1,000)	(97,328)	(371)	(33,282)
Options expired	(2,800)	(447,914)	(4,830)	(667,463)	(452)	(48,797)
Options exercised	—	—	(1,000)	(82,998)	(17)	(1,152)

Balance at end of period	3,000	$357,962	3,225	$380,354	110	$5,060

The following is a summary of written options outstanding as of March 31, 2017:

	Number of Contracts	Value
Sterling Capital Special Opportunities Fund
Activision Blizzard, Inc., $49.00, 05/19/17	1,000	$ (780,000)
Norwegian Cruise Line Holdings, Ltd., $55.00, 06/16/17	1,000	(248,000)
Check Point Software Technologies, Ltd., $95.00, 04/21/17	1,000	(100,000)

	3,000	$(1,128,000)

Sterling Capital Equity Income Fund
Discover Financial Services, $77.50, 04/21/17(a)	1,000	$ (3,000)
Maxim Integrated Products, Inc., $48.00, 05/19/17	1,200	(48,000)
Scotts Miracle-Gro Co. (The), $100.00, 06/16/17	875	(74,375)
TimeWarner, Inc., $105.00, 04/21/17(a)	150	(1,500)

	3,225	$ (126,875)

Sterling Capital Funds
Notes to Financial Statements — (continued)
March 31, 2017 (Unaudited)

	Number of Contracts	Value
Sterling Capital Long/Short Equity Fund
Kate Spade & Co., $18.00, 04/21/17	44	$(396)
Kate Spade & Co., $25.00, 04/21/17	22	$(770)
Kate Spade & Co., $27.00, 07/21/17	44	(880)

	110	$(2,046)

(a)	Security was fair valued under methods approved by the Board.

Risks Associated with Foreign Securities and Currencies — Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries. Certain foreign investments may also be subject to foreign withholding taxes.

Securities Transactions and Related Income — During the period, security transactions are accounted for no later than one business day after the trade date. For financial reporting purposes, however, security transactions as of the last business day of the reporting period are accounted for on the trade date. Interest income is recognized on the accrual basis and includes, where applicable, the amortization/accretion of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Short Sales — Sterling Capital Long/Short Equity Fund enters into short sale transactions in which it sells a security it may not hold in anticipation of a decline in the market price of that security. When the Fund makes a short sale, it will borrow the security sold short and deliver the security to the counterparty to which it sold the security short. An amount equal to the proceeds received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The Fund is required to repay the counterparty any dividends received on the security sold short, which is shown as dividend expense in the Statements of Operations. The Fund may pay a fee on the assets borrowed from the counterparty, which is shown as a Service fee on securities sold short in the Statements of Operations. The Fund maintains a segregated account of deposits of cash with the broker-dealer as collateral for the short sales. The Fund may receive interest on the cash collateral deposited with the broker-dealer. These positions are speculative and may be more risky than “long” positions because the cost of the replacement security or derivative is unknown. Short selling strategies typically reduce returns relative to “long only” strategies during rising equity markets, and involve risk of significant losses; potential loss on uncovered short positions is unlimited. Short selling strategies also involve significant transaction costs. Sterling Capital Diversified Income Fund may invest in underlying funds that engage in long/short equity strategies.

When-Issued and Forward Commitments — The Funds may purchase securities on a “when-issued” basis. Sterling Capital Behavioral Large Cap Value Equity Fund, Sterling Capital Mid Value Fund, Sterling Capital Behavioral Small Cap Value Equity Fund, Sterling Capital Special Opportunities Fund and Sterling Capital Equity Income Fund may also purchase or sell securities on a forward commitment basis. The Funds record when-issued securities on the trade date and pledge assets with a value at least equal to the purchase commitment for payment of the securities purchased. The value of the securities underlying when-issued or forward commitments to purchase securities, and any subsequent fluctuation in their value, is taken into account when determining the net asset value of the Funds commencing with the date the Funds agree to purchase the securities. The Funds do not accrue interest or dividends on “when-issued” securities until the underlying securities are received.

Sterling Capital Funds
Notes to Financial Statements — (continued)
March 31, 2017 (Unaudited)

3.	Purchases and Sales of Securities:

Purchases and sales of securities (excluding U.S. government securities and securities maturing less than one year from acquisition) for the period ended March 31, 2017 were as follows:

	Purchases	Sales
Sterling Capital Behavioral Large Cap Value Equity Fund	$224,307,059	$223,722,653
Sterling Capital Mid Value Fund	81,289,284	81,157,977
Sterling Capital Behavioral Small Cap Value Equity Fund	122,415,181	105,354,363
Sterling Capital Special Opportunities Fund	55,401,397	191,071,717
Sterling Capital Equity Income Fund	102,387,370	176,646,023
Sterling Capital Long/Short Equity Fund	51,729,596	62,146,436
Sterling Capital Behavioral International Equity Fund	35,767,849	37,016,430
Sterling Capital SMID Opportunities Fund	8,203,851	1,125,442
Sterling Capital Stratton Mid Cap Value Fund	3,471,814	9,560,841
Sterling Capital Stratton Real Estate Fund	3,065,771	11,414,771
Sterling Capital Stratton Small Cap Value Fund	51,741,829	109,680,787
Sterling Capital Ultra Short Bond Fund	15,658,863	18,905,633
Sterling Capital Short Duration Bond Fund	28,047,578	22,528,190
Sterling Capital Intermediate U.S. Government Fund	719,765	351,168
Sterling Capital Total Return Bond Fund	272,481,201	140,257,585
Sterling Capital Corporate Fund	9,388,895	10,929,608
Sterling Capital Securitized Opportunities Fund	3,532,670	4,408,647
Sterling Capital Kentucky Intermediate Tax-Free Fund	1,848,491	1,549,047
Sterling Capital Maryland Intermediate Tax-Free Fund	1,584,151	4,819,884
Sterling Capital North Carolina Intermediate Tax-Free Fund	35,312,470	40,481,881
Sterling Capital South Carolina Intermediate Tax-Free Fund	23,716,399	22,334,490
Sterling Capital Virginia Intermediate Tax-Free Fund	20,023,089	26,350,947
Sterling Capital West Virginia Intermediate Tax-Free Fund	9,749,188	12,462,388
Sterling Capital Diversified Income Fund	12,291,792	26,075,386
Sterling Capital Strategic Allocation Balanced Fund	114,753	2,787,000
Sterling Capital Strategic Allocation Growth Fund	330,651	1,677,000

Purchases and sales of U.S. government securities (excluding securities maturing less than one year from acquisition) for the period ended March 31, 2017 were as follows:

	Purchases	Sales
Sterling Capital Long/Short Equity Fund	$597	$264,500
Sterling Capital Short Duration Bond Fund	11,710,426	12,979,618
Sterling Capital Intermediate U.S. Government Fund	4,056,193	3,897,827
Sterling Capital Total Return Bond Fund	197,199,430	153,157,722
Sterling Capital Corporate Fund	1,143,906	1,146,002
Sterling Capital Securitized Opportunities Fund	5,211,532	4,692,485

Sterling Capital Funds
Notes to Financial Statements — (continued)
March 31, 2017 (Unaudited)

4.	Investments in Affiliated Issuers:

A summary of the Funds’ transactions in the shares of affiliated issuers during the period ended March 31, 2017 is as follows:

	Shares Held at September 30, 2016	Shares Purchased	Shares Sold	Shares Held at March 31, 2017	Value at March 31, 2017	Dividend Income October 1, 2016- March 31, 2017	Distributions and Net Realized Gain (Loss) October 1, 2016- March 31, 2017
Sterling Capital Strategic Allocation Balanced Fund
Sterling Capital Behavioral International Equity Fund, Institutional Shares	978,903	—	106,518	872,385	$9,003,016	$149,209	$(31,176)
Sterling Capital Equity Income Fund, Institutional Shares	249,903	267	25,778	224,392	4,366,676	51,636	47,470
Sterling Capital Long/Short Equity Fund, Institutional Shares	394,484	—	43,358	351,126	3,118,000	—	(46,208)
Sterling Capital Special Opportunities Fund, Institutional Shares	198,428	4,833	23,709	179,552	4,382,855	2,884	134,396
Sterling Capital Total Return Bond Fund, Institutional Shares	1,002,672	—	30,506	972,166	10,188,301	162,515	(12,646)

Total Affiliates	2,824,390	5,100	229,869	2,599,621	$31,058,848	$366,244	$91,836

Sterling Capital Strategic Allocation Growth Fund
Sterling Capital Behavioral International Equity Fund, Institutional Shares	873,758	—	75,035	798,723	$8,242,820	$134,517	$(25,355)
Sterling Capital Equity Income Fund, Institutional Shares	219,741	252	12,315	207,678	4,041,405	47,148	26,628
Sterling Capital Long/Short Equity Fund, Institutional Shares	337,422	—	33,085	304,337	2,702,510		(32,229)
Sterling Capital Special Opportunities Fund, Institutional Shares	172,910	8,243	14,714	166,439	4,062,781	2,574	98,200
Sterling Capital Total Return Bond Fund, Institutional Shares	365,718	13,385	7,634	371,469	3,892,998	61,294	(3,740)

Total Affiliates	1,969,549	21,880	142,783	1,848,646	$22,942,514	$245,533	$63,504

5.	Related Party Transactions:

Under the terms of the investment advisory agreement, Sterling Capital Management LLC (“Sterling Capital” or the “Advisor”) is entitled to receive fees based on a percentage of the average daily net assets of the Funds. These fees are accrued daily and payable on a monthly basis and are reflected on the Statements of Operations as “Investment advisory fees.” Sterling Capital’s waived investment advisory fees are included on the Statements of Operations as “Less expenses waived by the Investment Advisor.” Information regarding these transactions is as follows for the period ended March 31, 2017:

	Prior to February 1, 2017				Effective February 1, 2017
	Contractual Fee Rate		Fee Rate after Contractual Waivers		Contractual Fee Rate	Fee Rate after Contractual Waivers
Sterling Capital Behavioral Large Cap Value Equity Fund	0.70%(6)		0.54%(1),(	6)	0.45%	0.45%
Sterling Capital Mid Value Fund	0.70%		0.70%		0.70%	0.70%
Sterling Capital Behavioral Small Cap Value Equity Fund	0.75%		0.60%(1)		0.60%	0.60%
Sterling Capital Special Opportunities Fund	0.75%(3)	,(6)	0.67%(1),(	3),(6)	0.65%	0.65%
Sterling Capital Equity Income Fund	0.70%(4)	,(6)	0.70%(4),(	6)	0.55%	0.55%
Sterling Capital Long/Short Equity Fund	1.50%		1.50%(5)		1.50%	1.50%

Sterling Capital Funds
Notes to Financial Statements — (continued)
March 31, 2017 (Unaudited)

	Prior to February 1, 2017			Effective February 1, 2017
	Contractual Fee Rate	Fee Rate after Contractual Waivers		Contractual Fee Rate	Fee Rate after Contractual Waivers
Sterling Capital Behavioral International Equity Fund	0.80%	0.40%(1),(	5)	0.60%	0.40%(2)
Sterling Capital SMID Opportunities Fund	0.70%	0.54%(7)		0.70%	0.54%(2)
Sterling Capital Stratton Mid Cap Value Fund	0.70%	0.70%		0.70%	0.70%
Sterling Capital Stratton Real Estate Fund	0.58%	0.58%(5)		0.58%	0.58%
Sterling Capital Stratton Small Cap Value Fund	0.85%	0.85%		0.85%	0.85%
Sterling Capital Ultra Short Bond Fund	0.20%	0.10%(1),(	5)	0.20%	0.10%(2)
Sterling Capital Short Duration Bond Fund	0.30%	0.20%(1)		0.30%	0.20%(2)
Sterling Capital Intermediate U.S. Government Fund	0.43%	0.32%(1),(	5)	0.32%	0.32%
Sterling Capital Total Return Bond Fund	0.37%	0.27%(1)		0.37%	0.27%(2)
Sterling Capital Corporate Fund	0.35%	0.35%		0.35%	0.35%
Sterling Capital Securitized Opportunities Fund	0.35%	0.31%(1)		0.35%	0.31%(2)
Sterling Capital Kentucky Intermediate Tax-Free Fund	0.45%	0.35%(1),(	5)	0.35%	0.35%
Sterling Capital Maryland Intermediate Tax-Free Fund	0.45%	0.35%(1)		0.35%	0.35%
Sterling Capital North Carolina Intermediate Tax-Free Fund	0.45%	0.35%(1)		0.35%	0.35%
Sterling Capital South Carolina Intermediate Tax-Free Fund	0.45%	0.35%(1)		0.35%	0.35%
Sterling Capital Virginia Intermediate Tax-Free Fund	0.45%	0.35%(1)		0.35%	0.35%
Sterling Capital West Virginia Intermediate Tax-Free Fund	0.45%	0.35%(1)		0.35%	0.35%
Sterling Capital Diversified Income Fund	0.25%	0.25%		0.25%	0.25%
Sterling Capital Strategic Allocation Balanced Fund	0.25%	0.00%(1)		0.25%	0.00%(2)
Sterling Capital Strategic Allocation Growth Fund	0.25%	0.00%(1)		0.25%	0.00%(2)

(1)	Sterling Capital contractually agreed to limit the advisory fees paid by the Fund from February 1, 2016 through January 31, 2017.
(2)	Sterling Capital contractually agreed to limit the advisory fees paid by the Fund from February 1, 2017 through January 31, 2018.
(3)

The Fund pays 0.75% on the first $1 billion of average daily net assets, 0.70% on the next $1 billion of average daily net assets, 0.65% on the next $2 billion of average daily net assets, and 0.60% of average daily net assets over $4 billion.

(4)	The Fund pays 0.70% on the first $2 billion of average daily net assets, 0.65% on the next $2 billion of average daily net assets, and 0.60% of average daily net assets over $4 billion.
(5)

For all or a portion of the fiscal year ended September 30, 2016, Sterling Capital voluntarily waived and/or reimbursed certain expenses of the Funds. Voluntary waivers and reimbursements of expenses may be discontinued at any time.

(6)

Effective September 29, 2016, the contractual investment advisory fee for the Sterling Capital Behavioral Large Cap Value Equity Fund, Sterling Capital Special Opportunities Fund and the Sterling Capital Equity Income Fund were restated to 0.45%, 0.65% and 0.55%, respectively.

(7)	Sterling Capital contractually agreed to limit the advisory fees paid by the Fund from October 3, 2016 through January 31, 2018.

Effective June 1, 2016, for the Sterling Capital Behavioral International Equity Fund, Sterling Capital has contractually agreed to waive its fees, pay Fund operating expenses, and/or reimburse fees or expenses, in order to limit expenses, excluding interest expense, tax expense, acquired funds fees and extraordinary expenses. The expense limitations are 1.00%, 1.75% and 0.75% of the average daily net assets of the Fund’s Class A Shares, Class C Shares and Institutional Shares, respectively. The expense limitations are for the period June 1, 2016 through January 31, 2018.

Effective October 3, 2016, for the Sterling Capital SMID Opportunities Fund, Sterling Capital has contractually agreed to waive its fees, pay Fund operating expenses, and/or reimburse fees or expenses, in order to limit expenses, excluding interest expense, tax expense, acquired fund fees and extraordinary expenses. The expense limitations are 1.04%, 1.79%, and 0.79% of the average daily net assets of the Fund’s Class A Shares, Class C Shares and Institutional Shares, respectively. The expense limitations are for the period October 3, 2016 through January 31, 2018.

Sterling Capital has contractually agreed to limit the expenses of the shares based on average daily net assets of the following funds from November 16, 2015, the date of commencement of operations, through January 31, 2017 as follows:

	Class A	Class C	Institutional
Sterling Capital Stratton Mid Cap Value	1.30%	2.05%	1.05%
Sterling Capital Stratton Real Estate Fund	1.21%	1.96%	0.96%
Sterling Capital Stratton Small Cap Value Fund	1.36%	2.11%	1.11%

Pursuant to sub-advisory agreements with Sterling Capital during the reporting period, Highland Capital Healthcare Advisors, L.P., Gator Capital Management, Lucas Capital Management LLC, Emancipation Capital, LLC and Caerus Investors, LLC served as the sub-advisor to the Sterling Capital Long/Short Equity Fund, subject to the general supervision of the Funds’ Board of Trustees and Sterling Capital. Caerus Investors, LLC began to serve as sub-advisors to the Sterling Capital Long/Short Equity Fund beginning on February 1, 2016. For their services, sub-advisors are entitled to a fee, payable by Sterling Capital.

Sterling Capital Funds
Notes to Financial Statements — (continued)
March 31, 2017 (Unaudited)

Sterling Capital serves as the administrator to the Funds pursuant to an administration agreement. The Funds (except the Sterling Capital Strategic Allocation Balanced Fund and Sterling Capital Strategic Allocation Growth Fund) pay their portion of a fee to Sterling Capital for providing administration services based on the aggregate assets of the Funds, excluding the assets of the Funds of Funds, at a rate of 0.1075% on the first $3.5 billion of average net assets, 0.075% on the next $1 billion of average net assets; 0.06% on the next $1.5 billion of average net assets; and 0.04% of average net assets over $6 billion. Expenses incurred are reflected on the Statements of Operations as “Administration fees.” Pursuant to a sub-administration agreement with Sterling Capital, BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon” or the “Sub-Administrator”), serves as the sub-administrator to the Funds subject to the general supervision of the Board and Sterling Capital. For these services, BNY Mellon is entitled to a fee payable by Sterling Capital.

BNY Mellon serves as the Funds’ fund accountant and transfer agent and receives compensation by the Funds for these services. Expenses incurred are reflected on the Statements of Operations as “Fund accounting fees” and “Transfer agent fees.”

Sterling Capital’s Chief Compliance Officer (“CCO”) serves as the Funds’ CCO. The CCO’s compensation is reviewed and approved by the Funds’ Board and paid by Sterling Capital. However, the Funds reimburse Sterling Capital for their allocable portion of the CCO’s base salary and incentive pay. As a result, the CCO fee paid by the Funds is only part of the total compensation received by the CCO.

For the period ended March 31, 2017, the Funds paid $141,735 in brokerage fees to BB&T Securities LLC on the execution of purchases and sales of the Funds’ portfolio investments.

The Funds have adopted a Distribution and Shareholder Services Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act. Sterling Capital Distributors, LLC (“the Distributor”) serves as distributor to the Funds pursuant to an underwriting agreement. The Plan provides for payments to the Distributor of up to 0.25%, 1.00%, 1.00% and 0.50% of the average daily net assets of the Class A Shares, Class B Shares, Class C Shares, and Class R Shares, respectively. The Distributor is entitled to receive commissions on sales of shares of the Variable Net Asset Value Funds. For the period ended March 31, 2017, the Distributor received $183,175 from commissions earned on sales of shares of the Variable Net Asset Value Funds. Commissions paid to affiliated broker-dealers during the period ended March 31, 2017 were $66,296. The fees may be used by the Distributor to pay banks, broker dealers and other institutions, including affiliates of the Advisor.

Sterling Capital, the Distributor and/or their affiliates may pay out of their own assets (and not as an additional charge to a fund) compensation to selected affiliated and unaffiliated brokers, dealers and other financial intermediaries in connection with the sale and distribution of the shares and/or the retention and/or servicing of Fund investors and Fund shares. These payments, sometimes referred to as “revenue sharing” payments are payments over and above any sales charges (including Rule 12b-1 fees) and service fees paid by the Funds. The amount of these payments is determined at the discretion of the Advisor, the Distributor and/or their affiliates from time to time, may be substantial, and may be different for different financial advisors. Receipt of, or the prospect of receiving, this additional compensation may influence your financial intermediary’s recommendation of a Fund or of a particular share class of a Fund.

Certain Officers and a Trustee of the Funds are affiliated with Sterling Capital or the Sub-Administrator. Such Officers and Trustee receive no compensation from the Funds for serving in their respective roles. Each of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust who serve on the Board are compensated at the annual rate of $80,000 plus $5,000 for each regularly scheduled quarterly meeting attended, $4,000 for each special meeting attended in person and $1,500 for each special meeting attended by telephone, plus reimbursement for certain out of pocket expenses. Each Trustee serving on a Committee of the Board receives a fee of $4,000 for each Committee meeting attended in person and $1,500 for each Committee meeting attended by telephone, plus reimbursement for certain out of pocket expenses. Committee meeting fees are only paid when such Committee meetings are not held in conjunction with a regular board meeting. Additionally, the Chairman of the Board receives additional compensation at the annual rate of $20,000, the Audit Committee Chairman receives additional compensation at the annual rate of $15,000, and the Chairman of the Nominations Committee receives additional compensation at the annual rate of $6,000. The fees are allocated across the Trust based upon relative net assets.

Sterling Capital Funds
Notes to Financial Statements — (continued)
March 31, 2017 (Unaudited)

6.	Concentration of Credit Risk:

The Tax-Free Funds invest primarily in debt instruments of municipal issuers in their respective states. The issuers’ abilities to meet their obligations may be affected by economic developments in a specific state or region.

7.	Line of Credit:

U.S. Bank, N.A. has made available a credit facility to the Trust, pursuant to an umbrella credit agreement (“the Agreement”). The primary purpose of the Agreement is to allow the Trust to avoid security liquidations that Sterling Capital believes are unfavorable to shareholders. Under the Agreement, an aggregate uncommitted amount of $100,000,000 has been made available for use by all funds of the Trust. Outstanding principal amounts under the Agreement bear interest at a rate per annum equal to the Prime Rate minus two percent (2%), but never at a rate of less than one percent (1%) per annum. The Agreement will expire on March 27, 2018. During the period ended March 31, 2017, each of the following Funds utilized its line of credit:

	Average	Average	Number of	Interest Expense	Maximum Amount
	Interest Rate	Loan Balance	Days Outstanding	Incurred	Borrowed
Sterling Capital Special Opportunities Fund	1.75%	$3,713,000	3	$541	$3,713,000
Sterling Capital Long/Short Equity Fund	1.63%	550,000	12	297	1,344,000
Sterling Capital Behavioral International Equity Fund	1.63%	71,167	6	20	85,000
Sterling Capital Stratton Real Estate Fund	1.50%	915,000	10	381	1,458,000
Sterling Capital Maryland Intermediate Tax-Free Fund	1.50%	45,000	1	2	45,000

8.	Federal Tax Information:

It is the policy of each Fund to continue to qualify as a regulated investment company as defined in the Internal Revenue Code of 1986, as amended (the “Code”), by complying with the applicable provisions of the Code and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income tax was required in the Funds’ financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense. During the period, the Funds did not incur any interest or penalties.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for federal income tax was required in the Funds’ financial statements. The Funds’ federal income and excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Capital Losses originating in taxable years beginning on or before December 22, 2010 are permitted to be carried forward for eight taxable years; in the year to which they are carried forward, such losses are treated as short-term capital losses that first offset any short-term capital gains, and then offset any long-term capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses originating in taxable years beginning after December 22, 2010 (“post-2010 capital losses”) are carried forward indefinitely. Furthermore, post-2010 capital losses will retain their character as either short-term or long-term capital losses rather than being considered all short-term capital losses as under previous law.

At September 30, 2016, the following Funds had net capital loss carryforwards available to offset future net capital gains, if any, to the extent provided by the Treasury regulations:

	Amount With No Expiration*
	Short-term	Long-term
	Losses	Losses	Amount	Expires
Sterling Capital Behavioral Large Cap Value Equity Fund	$—	$—	$ 6,747,050	2017
Sterling Capital Behavioral Large Cap Value Equity Fund	—	—	10,325,708	2018
Sterling Capital Mid Value Fund	—	—	3,177,091	2017
Sterling Capital Behavioral Small Cap Value Equity Fund	—	—	2,202,715	2017

Sterling Capital Funds
Notes to Financial Statements — (continued)
March 31, 2017 (Unaudited)

	Amount With No Expiration*
	Short-term	Long-term
	Losses	Losses	Amount	Expires
Sterling Capital Long/Short Equity Fund	11,167,786	9,883,734	—	—
Sterling Capital Behavioral International Equity Fund	1,208,495	—	—	—
Sterling Capital Stratton Mid Cap Value Fund	78,560	816,627	—	—
Sterling Capital Ultra Short Bond Fund	133,475	594,968	—	—
Sterling Capital Short Duration Bond Fund	1,265,186	3,957,780	—	—
Sterling Capital Short Duration Bond Fund	—	—	385,647	2019
Sterling Capital Intermediate U.S. Government Fund	215,137	119,028	—	—
Sterling Capital Intermediate U.S. Government Fund	—	—	37,850	2019
Sterling Capital Total Return Bond Fund	1,739,080	5,124,567	—	—
Sterling Capital Securitized Opportunities Fund	1,356,637	287,896	—	—
Sterling Capital Diversified Income Fund	1,352,405	—	—	—
Sterling Capital Diversified Income Fund	—	—	5,021,746	2018
Sterling Capital Strategic Allocation Balanced Fund	—	—	337,139	2018
Sterling Capital Strategic Allocation Balanced Fund	—	—	3,964,763	2019
Sterling Capital Strategic Allocation Growth Fund	—	—	1,979,351	2018
Sterling Capital Strategic Allocation Growth Fund	—	—	4,640,596	2019

*	Post-2010 Capital Losses: Must be utilized prior to losses subject to expiration.

The tax character of distributions paid to shareholders during the fiscal year ended September 30, 2016 was as follows:

	Distributions paid from
	Ordinary Income	Net Long-Term Gains	Total Taxable Distributions	Return Of Capital	Tax Exempt Distributions	Total Distributions Paid*
Sterling Capital Behavioral Large Cap Value Equity Fund	$4,924,451	$ —	$ 4,924,451	$—	$—	$4,924,451
Sterling Capital Mid Value Fund	2,468,270	109,033,172	111,501,442	—	—	111,501,442
Sterling Capital Behavioral Small Cap Value Equity Fund	2,092,669	59,855	2,152,524	—	—	2,152,524
Sterling Capital Special Opportunities Fund	4,076,621	133,396,725	137,473,346	—	—	137,473,346
Sterling Capital Equity Income Fund	29,228,593	96,372,920	125,601,513	—	—	125,601,513
Sterling Capital Long/Short Equity Fund	1,790,646	4,670	1,795,316	—	—	1,795,316
Sterling Capital Behavioral International Equity Fund	435,802	—	435,802	—	—	435,802
Sterling Capital Stratton Real Estate Fund	1,309,272	298,118	1,607,390	—	—	1,607,390
Sterling Capital Stratton Small Cap Value Fund	—	5,392,734	5,392,734	—	—	5,392,734
Sterling Capital Ultra Short Bond Fund	796,850	—	796,850	—	—	796,850
Sterling Capital Short Duration Bond Fund	2,316,309	—	2,316,309	—	—	2,316,309
Sterling Capital Intermediate U.S. Government Fund	559,195	—	559,195	—	—	559,195
Sterling Capital Total Return Bond Fund	22,801,104	—	22,801,104	—	—	22,801,104
Sterling Capital Corporate Fund	1,590,678	—	1,590,678	—	—	1,590,678
Sterling Capital Securitized Opportunities Fund	1,237,624	—	1,237,624	—	—	1,237,624
Sterling Capital Kentucky Intermediate Tax-Free Fund	883	178,259	179,142	—	317,274	496,416
Sterling Capital Maryland Intermediate Tax-Free Fund	26	258,137	258,163	—	673,175	931,338
Sterling Capital North Carolina Intermediate Tax-Free Fund	43,681	1,081,034	1,124,715	—	4,557,365	5,682,080
Sterling Capital South Carolina Intermediate Tax-Free Fund	99	250,001	250,100	—	1,634,846	1,884,946
Sterling Capital Virginia Intermediate Tax-Free Fund	—	463,835	463,835	—	2,565,284	3,029,119
Sterling Capital West Virginia Intermediate Tax-Free Fund	217	550,783	551,000	—	2,215,922	2,766,922
Sterling Capital Diversified Income Fund	1,577,980	—	1,577,980	—	—	1,577,980
Sterling Capital Strategic Allocation Balanced Fund	660,133	—	660,133	—	—	660,133
Sterling Capital Strategic Allocation Growth Fund	413,129	—	413,129	—	—	413,129

*	Total distributions paid may differ from the Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.
*

The Funds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as part of the dividends.

Sterling Capital Funds
Notes to Financial Statements — (continued)
March 31, 2017 (Unaudited)

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2015 was as follows:

	Distributions paid from
	Ordinary Income	Net Long-Term Gains	Total Taxable Distributions	Return Of Capital	Tax Exempt Distributions	Total Distributions Paid
Sterling Capital Stratton Mid Cap Value Fund	$182,052	$2,143,220	$2,325,272	$—	$—	$2,325,272
Sterling Capital Stratton Real Estate Fund	1,631,781	1,257,971	2,889,752	—	—	2,889,752
Sterling Capital Stratton Small Cap Value Fund	1,265,153	16,420,844	17,685,997	—	—	17,685,997

As of March 31, 2017, federal income tax cost, gross unrealized appreciation and gross unrealized depreciation on securities were as follows:

	Tax Cost	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
Sterling Capital Behavioral Large Cap Value Equity Fund	$261,783,840	$39,435,815	$(2,874,702)	$36,561,113
Sterling Capital Mid Value Fund	548,743,691	187,946,535	(58,604,573)	129,341,962
Sterling Capital Behavioral Small Cap Value Equity Fund	172,088,886	41,300,328	(1,121,915)	40,178,413
Sterling Capital Special Opportunities Fund	826,466,357	341,900,777	(25,261,491)	316,639,286
Sterling Capital Equity Income Fund	1,193,392,648	467,448,654	(9,541,969)	457,906,685
Sterling Capital Long/Short Equity Fund	14,862,636	4,339,312	(3,583,129)	756,183
Sterling Capital Behavioral International Equity Fund	68,602,014	6,769,695	(1,858,478)	4,911,217
Sterling Capital SMID Opportunities Fund	7,853,059	819,403	(85,100)	734,303
Sterling Capital Stratton Mid Cap Value Fund	44,155,276	20,880,726	(1,124,142)	19,756,584
Sterling Capital Stratton Real Estate Fund	62,530,629	31,739,273	(570,147)	31,169,126
Sterling Capital Stratton Small Cap Value Fund	619,549,599	642,838,222	—	642,838,222
Sterling Capital Ultra Short Bond Fund	40,854,615	35,041	(234,420)	(199,379)
Sterling Capital Short Duration Bond Fund	83,409,057	173,017	(550,864)	(377,847)
Sterling Capital Intermediate U.S. Government Fund	25,661,074	293,607	(188,935)	104,672
Sterling Capital Total Return Bond Fund	910,569,395	9,549,779	(13,690,920)	(4,141,141)
Sterling Capital Corporate Fund	30,008,217	478,164	(193,588)	284,576
Sterling Capital Securitized Opportunities Fund	41,799,196	478,187	(315,332)	162,855
Sterling Capital Kentucky Intermediate Tax-Free Fund	12,291,042	438,440	(46,215)	392,225
Sterling Capital Maryland Intermediate Tax-Free Fund	26,607,249	875,862	(5,435)	870,427
Sterling Capital North Carolina Intermediate Tax-Free Fund	192,195,422	7,150,829	(495,116)	6,655,713
Sterling Capital South Carolina Intermediate Tax-Free Fund	88,153,209	2,161,819	(165,567)	1,996,252
Sterling Capital Virginia Intermediate Tax-Free Fund	103,995,496	3,340,822	(295,648)	3,045,174
Sterling Capital West Virginia Intermediate Tax-Free Fund	91,597,867	2,954,046	(321,404)	2,632,642
Sterling Capital Diversified Income Fund	27,650,771	1,092,296	(153,899)	938,397
Sterling Capital Strategic Allocation Balanced Fund	30,054,935	2,012,747	(364,453)	1,648,294
Sterling Capital Strategic Allocation Growth Fund	21,569,629	1,865,966	(418,445)	1,447,521

Under current tax law, net capital losses or, if there are no such losses, net long-term capital losses or net short-term capital losses realized after October 31, net ordinary losses from the sale, exchange or other taxable disposition of property realized after October 31 and other net ordinary losses realized after December 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The following Fund had deferred qualified late-year losses, which will be treated as arising on the first business day of the fiscal year ending September 30, 2016:

Qualified Late-Year Capital Losses
Sterling Capital Behavioral Small Cap Value Equity Fund	$1,358,160
Sterling Capital Equity Income Fund	11,430,309

Sterling Capital Funds
Notes to Financial Statements — (continued)
March 31, 2017 (Unaudited)

9.	Subsequent Events:

Management has evaluated the need for the disclosure and/or adjustments resulting from subsequent events through the date the financial statements were issued, and has noted no events that require recognition or disclosure in the financial statements, except as noted below:

In May 2017, the remaining shares of Class B Shares, which were closed to new purchases and automatically convert to Class A Shares after eight years, automatically converted to Class A Shares. Thus, as of May 2017, Class B Shares are closed.

BOARD CONSIDERATION OF ADVISORY AGREEMENTS (UNAUDITED)

Continuation of Current Advisory Agreement and Sub-Advisory Agreements

The Board of Trustees conducted in-person meetings in August and November 2016 to consider the continuance of the investment advisory agreement between Sterling Capital Funds (the “Trust”) and Sterling Capital Management LLC (“Sterling Capital” or the “Adviser”), the investment adviser to each series of the Trust (the “Funds”), for a new term running through January 31, 2018. The Board of Trustees also considered the continuance of the sub-advisory agreements of Sterling Capital with each of Lucas Capital Management, Gator Capital Management, LLC, Emancipation Capital LLC, Highland Capital Healthcare Advisors, L.P. and Caerus Investors, LLC (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”), with respect to the Sterling Capital Long/Short Equity Fund (the “Long/Short Fund”), each for a new term running through January 31, 2018. The above referenced agreements are collectively referred to herein as the “Advisory Agreements” and the Adviser and the Sub-Advisers are collectively referred to herein as the “Advisers.”

The Trustees reviewed extensive material in connection with their consideration of the Advisory Agreements, including data from an independent provider of mutual fund data (as assembled by the Trust’s administrator), which, where applicable, included comparisons with industry averages for comparable funds for advisory fees, 12b-1 fees, and total fund expenses. The Trustees considered the contractual investment advisory fee levels for each Fund, as well as the fee waivers that Sterling Capital had agreed to implement for certain Funds. The Trustees noted that, as detailed below, Sterling Capital had agreed to reduce its contractual advisory fee rate for a number of Funds as part of the 2016 contract review process. The Board was assisted in its review by independent legal counsel, who provided a memorandum detailing the legal standards for review of the Advisory Agreements. The Board received detailed presentations from Sterling Capital, including analysis of each Fund’s investment process and performance. The Board also received and considered information from Sterling Capital relating to its profitability in respect of each Fund, and from all Funds in the aggregate. Presentations were also provided by each Sub-Adviser. The Board also received and considered profitability information from the Sub-Advisers with respect to the Long/Short Fund. As part of their deliberations, the Independent Trustees conducted several private meetings with their independent legal counsel, outside the presence of Sterling Capital and other Fund management.

In their deliberations regarding the Advisory Agreements, each Trustee attributed different weights to various factors involved in an analysis of the Advisory Agreements, and in each case no factor alone was considered determinative. The Trustees determined that the arrangements between the Trust and the Advisers, as provided in the Advisory Agreements, were fair and reasonable and that the continuance of the Advisory Agreements was in the best interests of each applicable Fund and its shareholders.

The Trustees considered the following factors, among others, in reaching their conclusions.

Nature, Extent and Quality of Services Provided by the Adviser

The Trustees received and considered information regarding the nature, extent, and quality of the services provided to each Fund under the Advisory Agreements. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as materials furnished specifically in connection with the annual review process. The Trustees conduct periodic meetings with representatives of each Fund’s portfolio management team over the course of the year, and periodically receive “deep dive” attribution analyses regarding specific Funds. The Trustees considered the background and experience of each Adviser’s senior management and the expertise of investment personnel of the Adviser responsible for the day-to-day management of each Fund. The Trustees considered the overall reputation, and the capabilities and commitment of the Advisers to provide high quality service to the applicable Funds.

The Trustees received information concerning the investment philosophy and investment processes applied or to be applied by the Advisers in managing each Fund as well as each Adviser’s Form ADV. The Trustees also considered information regarding regulatory compliance and compliance with the investment policies of the Funds. The Trustees evaluated each Adviser’s trading practices, and considered the procedures of the Advisers designed to fulfill the Advisers’ fiduciary duty to the Funds with respect to possible conflicts of interest, including the Advisers’ codes of ethics (regulating the personal trading of its officers and employees).

Based on their review, the Trustees concluded that, with respect to the nature, extent and quality of services to be provided by the Advisers, the nature and extent of responsibilities was consistent with mutual fund industry norms, and the quality of the services provided or to be provided by the Advisers was or was expected to be satisfactory or better.

Investment Performance

The Trustees considered the performance results of each Fund over various periods in absolute terms and relative to each Fund’s benchmark and peer group. In conducting their review, the Trustees focused particular attention on cases where a Fund’s longer-term performance compared unfavorably with peers. The Trustees noted that Sterling Capital had been proactive in identifying and replacing underperforming portfolio managers over time and taking other steps to address underperformance concerns with certain Funds.

After reviewing the performance of each Fund and taking into consideration the management style, investment strategies, and prevailing market conditions during the prior year and for longer periods, the Trustees concluded that the performance of each Fund was acceptable or better or that, in cases where performance issues were encountered, Sterling Capital had taken appropriate steps to address the situation.

Cost of Services, Including the Profits Realized by the Advisers and Affiliates, and Other Benefits

The Trustees considered peer group information with respect to the advisory fees charged by Sterling Capital to each of the Funds, taking into consideration both contractual and actual (i.e., after fee waivers) fee levels. The Trustees concluded that the investment advisory fees paid by the Funds fell within an acceptable range as compared to peer groups, and were fair and reasonable, particularly in light of the fee waivers agreed to by Sterling Capital through January 2018 (and discussed below under “Economies of Scale”).

As part of their review, the Trustees considered benefits to Sterling Capital aside from investment advisory fees. The Trustees reviewed administration fees received by Sterling Capital and considered the fallout benefits to Sterling Capital such as the research services available to Sterling Capital by reason of brokerage commissions generated by the Funds’ portfolio transactions. The Trustees also considered benefits to Sterling Capital’s affiliates, including brokerage commissions received by a Sterling Capital affiliate for executing certain trades on behalf of the Funds. With respect to these trades, the Trustees considered Sterling Capital’s assurances that such trades were effected in accordance with board approved procedures.

The Trustees also considered information from Sterling Capital regarding fees for separate accounts managed by Sterling Capital with investment objectives and strategies similar to those of comparable Funds. The Trustees noted that a representative of Sterling Capital explained that management of the Funds was a much more intensive process than management of separate accounts, including management of cash flows and the need to comply with extensive and complex restrictions set by applicable regulation or established in Fund disclosure documents, and therefore the Trustees concluded that the differences between the services that Sterling Capital provides to the Funds and those it provides to separate accounts substantially limit the probative value of comparisons to those other clients.

The Trustees also considered the reasonableness of current and proposed advisory fees in the context of the profitability of the Advisers. In determining whether the investment advisory fees were reasonable, the Trustees considered profitability information provided by the Advisers with respect to the services they provide to the Funds. With respect to such information, the Trustees recognized that such profitability data was generally unaudited and represented an Adviser’s own determination of its and its affiliates’ revenues from the contractual services provided or expected to be provided to the Funds, less estimated expenses of providing such services. Expenses include direct and indirect costs and were calculated using an allocation methodology developed by the Adviser. The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts, because comparative information is not generally publicly available and could be affected by numerous factors. Based on their review, the Trustees concluded that the profitability of the Advisers as a result of their relationships with the Funds was acceptable.

Based on the foregoing, the Trustees concluded that the fees proposed under the Advisory Agreements were fair and reasonable, in light of the services and benefits provided or expected to be provided to each Fund.

Economies of Scale

The Trustees also considered whether fee levels reflect economies of scale and whether economies of scale would be produced by the growth of the Funds’ assets. The Trustees considered that Sterling Capital had reduced the total expense ratios for a number of Funds in part through fee waivers, including fee waivers agreed to as part of the 2016 contract review process for the Sterling Capital Behavioral International Fund, Sterling Capital Ultra Short Bond Fund, Sterling Capital Short Duration Fund, Sterling Capital Total Return Bond Fund, Sterling Capital Securitized Opportunities Fund, Sterling Capital Strategic Allocation Balanced Fund and Sterling Capital Strategic Allocation Growth Fund. In addition, the Trustees noted that Sterling Capital had agreed to reduce its contractual advisory fee rate for each of the following Funds as part of the 2016 contract review process: Sterling Capital Behavioral Large Cap Value Equity Fund, Sterling Capital Equity Income Fund, Sterling Capital Special Opportunities Fund, Sterling Capital Behavioral Small Cap Value Fund, Sterling Capital Behavioral International Fund, Sterling Capital Intermediate U.S. Government Fund, Sterling Capital Kentucky Intermediate Tax-Free Fund, Sterling Capital Maryland Intermediate Tax-Free Fund, Sterling Capital North Carolina Intermediate Tax-Free Fund, Sterling Capital South Carolina Intermediate Tax-Free Fund, Sterling Capital Virginia Intermediate Tax-Free Fund and Sterling Capital West Virginia Intermediate Tax-Free Fund. The Trustees found that, taking into account these fee waivers and reductions, each Fund’s fee schedule represents an appropriate sharing between the Fund and Sterling Capital of such economies of scale as may exist as current asset levels.

Approval of Initial Advisory Agreement for the Sterling Capital SMID Opportunities Fund

The Board of Trustees, at a meeting held in August 2016, considered the approval of an investment advisory agreement (the “New Advisory Agreement”) between the Trust and Sterling Capital, with respect to the Sterling Capital SMID Opportunities Fund (the “SMID Fund”).

With respect to the SMID Fund, the Trustees’ determination to approve the New Advisory Agreement was based on a comprehensive evaluation of all information provided to them. In the process of considering the New Advisory Agreement, the Trustees considered information regarding, among other things, the nature, extent and quality of services to be provided by Sterling Capital. The Trustees received a detailed presentation from Sterling Capital that included information regarding, among other things, Sterling Capital’s risk management approach, its experience with respect to comparable investment strategies and the qualifications and experience of the proposed portfolio management team.

In their deliberations regarding the New Advisory Agreement, each Trustee attributed different weights to various factors involved in an analysis of the New Advisory Agreement, and in each case no factor alone was considered determinative. The Trustees determined that the terms of the New Advisory Agreement were fair and reasonable and that the approval of the New Advisory Agreement was in the best interests of the SMID Fund and its shareholders.

The Trustees considered the following factors, among others, in reaching their conclusions.

Nature, Extent and Quality of Services Provided by the Adviser

The Trustees received and considered information regarding the nature, extent, and quality of the services expected to be provided to the SMID Fund under the New Advisory Agreement. The Trustees considered the expertise of the SMID Fund’s proposed portfolio management team generally and the proposed services to be provided to the SMID Fund by Sterling Capital. The Trustees concluded that the nature and quality of services that Sterling Capital would provide to the SMID Fund appeared consistent with both those already provided to the Sterling Capital Funds by Sterling Capital as well as with industry norms.

The Trustees received information concerning the investment philosophy and investment processes to be applied by the Adviser in managing the SMID Fund as well as the Adviser’s Form ADV. The Trustees also considered information regarding regulatory compliance and the Adviser’s compliance policies and procedures. The Trustees considered the procedures of the Adviser designed to fulfill the Adviser’s fiduciary duty to the SMID Fund with respect to possible conflicts of interest, including the Adviser’s code of ethics (regulating the personal trading of its officers and employees).

Based on their review, the Trustees concluded that, with respect to the nature, extent and quality of services to be provided by the Adviser, the nature and extent of responsibilities was consistent with mutual fund industry norms, and that the quality of the services to be provided by the Adviser was expected to be satisfactory or better.

Investment Performance

The Trustees noted that the SMID Fund had not commenced operations at the time of the August 2016 Board meeting and had no historical investment performance. The Trustees considered information regarding the performance information for a composite consisting of the performance of each fully discretionary account managed by Sterling Capital utilizing substantially similar investment objectives, policies and strategies (the “Composite”).

Cost of Services, Including the Profits Realized by the Advisers and Affiliates

The Trustees considered peer group comparable information with respect to the advisory fees to be charged by Sterling Capital to the SMID Fund. The Trustees concluded that the proposed contractual fees were fair and reasonable.

As part of their review, the Trustees considered potential benefits to Sterling Capital aside from investment advisory fees. The Trustees reviewed the administration fees to be received by Sterling Capital and considered the potential fallout benefits to Sterling Capital such as the research services available to Sterling Capital by reason of brokerage commissions expected to be generated by the SMID Fund’s portfolio transactions.

In the context of the profitability of the Adviser, the Trustees noted that the SMID Fund had not commenced operations at the time of the August 2016 board meeting and therefore the Adviser had not earned any investment advisory fees with respect to the SMID Fund.

Based on the foregoing, the Trustees concluded that the fees proposed under the New Advisory Agreement with Sterling Capital were fair and reasonable, in light of the services and benefits provided or expected to be provided to the SMID Fund.

Economies of Scale

The Trustees also considered whether fee levels reflect expected economies of scale and whether economies of scale would be produced by the growth of the SMID Fund’s assets. The Trustees found that the expected asset levels of the SMID Fund would not be so large as to warrant formal contractual breakpoints and that the SMID Fund’s fee schedule represents an appropriate sharing between the SMID Fund and Sterling Capital of such economies of scale as may exist in the management of the SMID Fund at expected asset levels.

Approval of the New Sub-Advisory Agreement with Lucas Capital Management, LLC for Sterling Capital Long/Short Equity Fund

At the November 2016 meeting, the Board of Trustees also considered the approval of a new sub-advisory agreement (the “New Sub-Advisory Agreement”) with Lucas Capital Management, LLC (“Lucas Capital” or the “Sub-Adviser”) for the Long/Short Fund. Lucas Capital has acted as a sub-adviser to the Long/Short Fund since July 2013 pursuant to a sub-advisory agreement between Lucas Capital and the Adviser (the “Original Sub-Advisory Agreement”). Under the 1940 Act, the Original Sub-Advisory Agreement automatically terminated upon a “change of control” of Lucas Capital, and approval of the New Sub-Advisory Agreement was required. The change of control resulted from Russell Lucas, a principal of Lucas Capital who served as co-portfolio manager of the Long/Short Fund, retiring from Lucas Capital and relinquishing his ownership interest in Lucas Capital on December 1, 2016. Following Mr. Lucas’s retirement from Lucas Capital, Ashton Lee, who has served as co-portfolio manager of the Long/Short Fund since 2013, has continued to serve as portfolio manager of the Long/Short Fund.

The Trustees reviewed extensive material in connection with their consideration of the New Sub-Advisory Agreement, including information presented in connection with the proposed continuance of the Original Sub-Advisory Agreement. This included data from an independent provider of mutual fund data (as assembled by the Trust’s administrator), which, where applicable, included comparisons with industry averages for comparable funds for advisory fees, 12b-1 fees, and total fund expenses. The Trustees considered the contractual investment advisory fee level for the Long/Short Fund. The Board was assisted in its review by independent legal counsel, who provided a memorandum detailing the legal standards applicable to Board review of investment advisory agreements. The Board received detailed presentations from the Adviser, including analysis of the Long/Short Fund’s investment process and performance. The Board also received and considered profitability information from Lucas Capital with respect to the Long/Short Fund. As part of their deliberations, the Independent Trustees conducted several private meetings with their independent legal counsel, outside the presence of the Adviser and other Fund management.

In their deliberations regarding the New Sub-Advisory Agreement, each Trustee attributed different weights to various factors involved in an analysis of the New Sub-Advisory Agreement, and in each case no factor alone was considered determinative. The Trustees determined that the arrangements between the Adviser and Lucas Capital, as provided in the New Sub-Advisory Agreement, were fair and reasonable and that the approval of the New Sub-Advisory Agreement was in the best interests of the Long/Short Fund and its shareholders. The Trustees considered the following factors, among others, in reaching their conclusions.

Nature, Extent and Quality of Services Provided by the Sub-Adviser

The Trustees received and considered information regarding the nature, extent, and quality of the services provided to the Long/Short Fund under the Original Sub-Advisory Agreement, which were expected to continue under the New Sub-Advisory Agreement (other than the retirement of Mr. Lucas). The Trustees considered the services provided to the Long/Short Fund by Lucas Capital, including Mr. Lee’s continued role. The Board also considered the Adviser’s specific responsibilities with respect to oversight of Lucas Capital as well as the qualifications, experience and responsibilities of the other key personnel that would be involved in the day-to-day activities of the Long/Short Fund. The Trustees concluded that the nature and quality of services that Lucas Capital would provide to the Long/Short Fund appeared consistent with both those already provided to the Long/Short Fund by Lucas Capital, other sub-advisors and industry norms.

The Trustees received information concerning the investment philosophy and investment processes applied or to be applied by Lucas Capital in managing the Long/Short Fund as well Lucas Capital’s Form ADV. The Trustees also considered information regarding regulatory compliance and compliance with the investment policies of the Long/Short Fund. The Trustees considered that they had previously reviewed the procedures of Lucas Capital designed to fulfill Lucas Capital’s fiduciary duty to the Long/Short Fund with respect to possible conflicts of interest, including Lucas Capital’s code of ethics (regulating the personal trading of its officers and employees).

Based on their review, the Trustees concluded that, with respect to the nature, extent and quality of services to be provided by Lucas Capital, the nature and extent of responsibilities was consistent with mutual fund industry norms, and the quality of the services to be provided by Lucas Capital was expected to be satisfactory or better.

Investment Performance

The Trustees considered the performance results of the Long/Short Fund under the Original Sub-Advisory Agreement over various periods in absolute terms and relative to the Long/Short Fund’s benchmark and peer group. After reviewing the performance of the Long/Short Fund and taking into consideration the management style, investment strategies, and prevailing market conditions during the prior year and for longer periods, the Trustees concluded that the performance of the Long/Short Fund was acceptable.

Cost of Services, Including the Profits Realized by the Sub-Adviser, and Other Benefits

The Trustees considered peer group information with respect to the advisory fees charged by the Adviser of the Long/Short Fund. The Trustees concluded that the investment advisory fees paid by the Long/Short Fund fell within an acceptable range as compared to its peer group, and were fair and reasonable.

As part of their review, the Trustees considered benefits to Lucas Capital aside from sub-advisory fees. The Trustees considered the fallout benefits to Lucas Capital such as the research services available to Lucas Capital by reason of brokerage commissions generated by the Long/Short Fund.

The Trustees also considered information from Lucas Capital regarding fees for a private fund managed by Lucas Capital with investment objectives and strategies similar to those of the Long/Short Fund.

The Trustees also considered the reasonableness of current and proposed sub-advisory fees in the context of the profitability of Lucas Capital. In determining whether the sub-advisory fees were reasonable, the Trustees considered profitability information provided by Lucas Capital with respect to the services it provides to the Long/Short Fund. With respect to such information, the Trustees recognized that such profitability data was generally unaudited and represented Lucas Capital’s own determination of its revenues from the contractual services provided or expected to be provided to the Long/Short Fund, less estimated expenses of providing such services. The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts, because comparative information is not generally publicly available and could be affected by numerous factors. Based on their review, the Trustees concluded that the profitability of Lucas Capital as a result of its relationship with the Long/Short Fund was acceptable.

Based on the foregoing, the Trustees concluded that the fee proposed under the New Sub-Advisory Agreement was fair and reasonable, in light of the services and benefits provided or expected to be provided to the Long/Short Fund.

Economies of Scale

The Trustees also considered whether fee levels reflect economies of scale and whether economies of scale would be produced by the growth of the Long/Short Fund’s assets. The Trustees found that the Long/Short Fund’s fee schedule represents an appropriate sharing between the Long/Short Fund and the Adviser of such economies of scale as may exist at current asset levels. The Trustees also noted that Lucas Capital’s sub advisory fees would be paid by the Adviser out of the Adviser’s investment advisory fees, not by the Long/Short Fund.

Sterling Capital Funds
March 31, 2017

 Other Information (Unaudited)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-228-1872; and (ii) on the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 1-800-228-1872 and (ii) on the Commission’s website at www.sec.gov.

The Funds file complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available without charge on the Commission’s website at www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

INVESTMENT ADVISOR

Sterling Capital Management LLC

4350 Congress Street, Suite 1000

Charlotte, NC 28209

DISTRIBUTOR

Sterling Capital Distributors, LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19312

LEGALCOUNSEL

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, DE 19809

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP

1601 Market Street

Philadelphia, PA 19103

STERLING
CAPITAL FUNDS

SC Funds
03/17

©2017 Sterling Capital Funds

SC Funds
03/17
STERLING
CAPITAL FUNDS
2017 Sterling Capital Funds

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Sterling Capital Funds

By (Signature and Title)	/s/ James T. Gillespie
James T. Gillespie, President
(principal executive officer)

Date	5/24/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ James T. Gillespie
James T. Gillespie, President
(principal executive officer)

Date	5/24/2017

By (Signature and Title)	/s/ Todd M. Miller
Todd M. Miller, Treasurer
(principal financial officer)

Date	5/24/2017